Schedule of Investments (Unaudited)	July 31, 2022

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.4%
Materials — 1.4%
Azure Minerals * (A)	6,557,158	$983,747
Kingsgate Consolidated * (A)	5,025,133	5,785,769
Silver Mines * (A)	30,149,300	3,997,242
TOTAL AUSTRALIA		10,766,758
BOSNIA AND HERZEGOVINA — 1.2%
Materials — 1.2%
Adriatic Metals, Cl CDI * (A)	6,910,628	9,885,552
BRAZIL — 22.5%
Materials — 22.5%
Wheaton Precious Metals (A)	5,220,238	179,054,163
CANADA — 46.0%
Materials — 46.0%
AbraSilver Resource * (A)	9,354,913	2,810,818
Alexco Resource * (A)	4,036,482	2,062,642
Almaden Minerals * (A)	3,298,563	763,947
Americas Gold & Silver * (A)	4,502,417	2,600,217
Aurcana Silver *	5,393,047	84,178
Aya Gold & Silver * (A)	2,378,406	13,698,549
Bear Creek Mining *	3,360,937	2,334,439
Blackrock Silver * (A)	3,738,667	1,721,476
Discovery Silver *	6,172,145	5,732,120
Endeavour Silver * (A)	4,629,854	16,852,669
First Majestic Silver (A)	3,977,698	30,453,208
Fortuna Silver Mines * (A)	7,486,953	21,443,882
GoGold Resources * (A)	7,109,703	11,874,011
Great Panther Mining * (A)	1,127,672	1,082,565
MAG Silver *	2,262,566	31,518,947
McEwen Mining * (A)	1,008,710	3,923,882
New Pacific Metals * (A)	2,140,810	6,749,813
Pan American Silver (A)	4,535,548	92,207,691
Prime Mining * (A)	2,165,525	3,008,260

Schedule of Investments (Unaudited)	July 31, 2022

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Silvercorp Metals (A)	4,402,703	$11,682,359
SilverCrest Metals * (A)	3,621,719	24,703,496
SSR Mining	4,548,511	74,868,491
Vizsla Silver *	3,310,898	4,056,745
TOTAL CANADA		366,234,405
MEXICO — 9.5%
Materials — 9.5%
Fresnillo	4,783,413	42,923,588
Industrias Penoles	3,221,958	32,452,992
TOTAL MEXICO		75,376,580
PERU — 5.7%
Materials — 5.7%
Cia de Minas Buenaventura SAA ADR	5,157,045	28,054,325
Hochschild Mining	8,189,702	8,072,501
Volcan Cia Minera SAA *	60,456,463	8,910,991
TOTAL PERU		45,037,817
SOUTH KOREA — 5.3%
Materials — 5.3%
Korea Zinc (A)	114,358	42,033,673
UNITED KINGDOM — 0.0%
Materials — 0.0%
Aclara Resources * (A)	1,722,703	376,444
UNITED STATES — 8.3%
Materials — 8.3%
Coeur Mining *	6,592,483	21,161,871
Gatos Silver * (A)	1,181,723	4,396,010
Gold Resource	2,231,571	3,927,565
Golden Minerals * (A)	3,095,761	971,759
Hecla Mining	7,910,974	35,836,712
TOTAL UNITED STATES		66,293,917

Schedule of Investments (Unaudited)	July 31, 2022

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $1,083,278,517)		$795,059,309

SHORT-TERM INVESTMENT(B)(C) — 6.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $49,017,251)	49,017,251	49,017,251

REPURCHASE AGREEMENT(B) — 5.2%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $41,529,214 (collateralized by various U.S. Treasury Obligations, ranging in par value $723,999 - $4,388,623, 0.750%, 01/31/2028, with a total market value of $42,327,151)
(Cost $41,521,740)	$41,521,740	41,521,740
TOTAL INVESTMENTS — 111.3%
(Cost $1,173,817,508)		$885,598,300

Percentages are based on Net Assets of $795,438,381.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $84,333,416.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $90,538,991.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2022

Global X Silver Miners ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$786,148,318	$8,910,991	$—	$795,059,309
Short-Term Investment	49,017,251	—	—	49,017,251
Repurchase Agreement	—	41,521,740	—	41,521,740
Total Investments in Securities	$835,165,569	$50,432,731	$—	$885,598,300

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 27.0%
Materials — 27.0%
Aurelia Metals *	847,985	$162,724
Bellevue Gold *	744,072	441,330
Capricorn Metals *	237,829	647,230
De Grey Mining *	816,379	512,701
Firefinch *(A)(B)(D)	825,148	107,730
Gold Road Resources	627,824	611,141
Goulamina Holdings Pty *	589,392	178,905
Mincor Resources NL *	310,083	415,440
OceanaGold *	529,810	963,404
Perseus Mining	901,991	1,063,698
Ramelius Resources	626,273	471,973
Red 5 *	1,754,550	324,445
Regis Resources	562,100	692,290
Silver Lake Resources *	696,341	702,133
SolGold *	855,823	264,529
St. Barbara	606,668	476,248
West African Resources *	711,205	660,049
Westgold Resources *	345,755	313,647
TOTAL AUSTRALIA		9,009,617
BURKINA FASO — 4.4%
Materials — 4.4%
Endeavour Mining (C)	73,925	1,457,327
CANADA — 39.5%
Health Care — 1.5%
Torex Gold Resources *	64,475	490,601
Materials — 38.0%
Alamos Gold, Cl A	220,363	1,740,409
B2Gold	403,660	1,411,322
Dundee Precious Metals (C)	145,003	700,487
Endeavour Silver * (C)	134,777	492,259

Schedule of Investments (Unaudited)	July 31, 2022

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Equinox Gold * (C)	202,042	$901,924
K92 Mining * (C)	162,375	1,012,507
Karora Resources * (C)	96,722	252,873
Lundin Gold *	55,701	371,673
McEwen Mining * (C)	29,320	114,056
New Gold *	474,836	389,104
Novagold Resources *	182,155	888,916
Orla Mining * (C)	106,941	322,154
Osisko Mining *	217,673	482,453
Sabina Gold & Silver * (C)	290,828	270,094
Seabridge Gold * (C)	49,864	684,134
Skeena Resources * (C)	48,021	264,212
SSR Mining	81,907	1,349,402
Victoria Gold * (C)	22,897	182,090
Wesdome Gold Mines *	106,636	857,183
		12,687,252
TOTAL CANADA		13,177,853
EGYPT — 2.5%
Materials — 2.5%
Centamin	838,290	847,716
INDONESIA — 9.5%
Materials — 9.5%
Aneka Tambang	6,357,134	837,903
Merdeka Copper Gold *	8,543,153	2,338,460
TOTAL INDONESIA		3,176,363
KYRGYZSTAN — 3.1%
Financials — 3.1%
Centerra Gold	165,171	1,027,364
PERU — 0.7%
Materials — 0.7%
Hochschild Mining	238,246	234,836

Schedule of Investments (Unaudited)	July 31, 2022

Global X Gold Explorers ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
TURKEY — 3.5%
Materials — 3.5%
Eldorado Gold *	136,767	$840,017
Koza Altin Isletmeleri	34,546	312,749
TOTAL TURKEY		1,152,766
UNITED KINGDOM — 2.2%
Materials — 2.2%
Greatland Gold *	2,910,381	449,789
Pan African Resources	1,210,638	299,065
TOTAL UNITED KINGDOM		748,854
UNITED STATES — 7.5%
Materials — 7.5%
Argonaut Gold *	244,129	90,499
Coeur Mining *	190,531	611,604
Hecla Mining	399,505	1,809,758
TOTAL UNITED STATES		2,511,861
TOTAL COMMON STOCK
(Cost $42,529,680)		33,344,557

RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources#*(A)(B)(D)	46,614	—
TOTAL RIGHTS (Cost $—)		—

SHORT-TERM INVESTMENT(E)(F) — 5.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $1,704,122)	1,704,122	1,704,122

Schedule of Investments (Unaudited)	July 31, 2022

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 4.3%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $1,443,795 (collateralized by various U.S. Treasury Obligations, ranging in par value $25,170 - $152,574, 0.750%, 01/31/2028, with a total market value of $1,471,537)
(Cost $1,443,535)	$1,443,535	$1,443,535
TOTAL INVESTMENTS — 109.3%
(Cost $45,677,337)		$36,492,214

Percentages are based on Net Assets of $33,400,672.

*	Non-income producing security.
#	Expiration unavailable.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $107,730 and represented 0.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2022, was $107,730 and represents 0.3% of Net Assets.
(C)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $2,880,819.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $3,147,657.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$33,236,827	$—	$107,730		$33,344,557
Rights	—	—	—	^	—
Short-Term Investment	1,704,122	—	—		1,704,122
Repurchase Agreement	—	1,443,535	—		1,443,535
Total Investments in Securities	$34,940,949	$1,443,535	$107,730		$36,492,214

Schedule of Investments (Unaudited)	July 31, 2022

Global X Gold Explorers ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 19.5%
Energy — 0.7%
Woodside Energy Group	427,655	$9,543,366
Materials — 18.8%
29Metals *	9,281,529	9,779,711
Aeris Resources * (A)	5,574,280	1,672,580
BHP Group	2,395,917	64,667,757
Glencore	13,569,055	76,261,537
OZ Minerals	4,670,340	61,561,617
Sandfire Resources	7,506,099	23,884,090
SolGold *	21,859,889	6,756,732
		244,584,024
TOTAL AUSTRALIA		254,127,390
BRAZIL — 1.1%
Materials — 1.1%
ERO Copper *	1,447,026	14,308,206
CANADA — 16.3%
Materials — 16.3%
Altius Minerals	741,640	10,586,175
Capstone Mining *	8,226,235	18,553,728
Copper Mountain Mining * (A)	3,109,624	3,931,471
Filo Mining * (A)	1,522,348	21,480,510
HudBay Minerals	4,961,304	19,088,640
Ivanhoe Mines, Cl A *	9,772,117	60,706,326
Northern Dynasty Minerals * (A)	9,885,179	3,150,407
Solaris Resources * (A)	839,732	4,725,070
Taseko Mines * (A)	5,405,381	5,999,973
Teck Resources, Cl B	2,160,870	63,493,000
TOTAL CANADA		211,715,300
CHILE — 8.3%
Materials — 8.3%
Antofagasta	4,249,372	59,906,755

Schedule of Investments (Unaudited)	July 31, 2022

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Lundin Mining	8,626,477	$48,607,456
TOTAL CHILE		108,514,211
CHINA — 11.0%
Materials — 11.0%
China Gold International Resources * (A)	4,582,200	12,812,812
China Nonferrous Mining	21,922,500	8,908,747
Jiangxi Copper, Cl H	20,581,401	25,196,151
Jinchuan Group International Resources	182,497,900	19,528,686
MMG *	52,980,400	15,658,101
Zijin Mining Group, Cl H	52,689,360	61,684,253
TOTAL CHINA		143,788,750
CYPRUS — 0.4%
Materials — 0.4%
Atalaya Mining	1,455,487	4,959,311
GERMANY — 3.2%
Materials — 3.2%
Aurubis	577,036	41,315,620
JAPAN — 7.4%
Materials — 7.4%
Mitsubishi Materials	2,286,595	34,388,747
Nittetsu Mining	103,418	4,170,767
Sumitomo Metal Mining	1,854,708	58,479,158
TOTAL JAPAN		97,038,672
MEXICO — 5.3%
Materials — 5.3%
Grupo Mexico, Cl B	17,319,447	68,561,550
MONGOLIA — 3.8%
Materials — 3.8%
Turquoise Hill Resources *	1,886,664	49,317,397

Schedule of Investments (Unaudited)	July 31, 2022

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
PERU — 4.9%
Materials — 4.9%
Southern Copper	1,281,137	$63,800,623
POLAND — 4.5%
Materials — 4.5%
KGHM Polska Miedz	2,338,530	58,225,582
SWEDEN — 4.5%
Materials — 4.5%
Boliden	1,767,590	58,418,900
TURKEY — 0.3%
Industrials — 0.3%
Sarkuysan Elektrolitik Bakir	5,821,269	4,506,516
UNITED KINGDOM — 0.8%
Materials — 0.8%
Central Asia Metals	3,299,375	10,017,451
UNITED STATES — 4.6%
Materials — 4.6%
Freeport-McMoRan	1,889,068	59,600,095
ZAMBIA — 4.0%
Materials — 4.0%
First Quantum Minerals	2,858,821	52,207,759
TOTAL COMMON STOCK
(Cost $1,649,741,218)		1,300,423,333

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $7,103,388)	7,103,388	7,103,388

Schedule of Investments (Unaudited)	July 31, 2022

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $6,018,251 (collateralized by various U.S. Treasury Obligations, ranging in par value $104,919 - $635,982, 0.750%, 01/31/2028, with a total market value of $6,133,884)
(Cost $6,017,168)	$6,017,168	$6,017,168
TOTAL INVESTMENTS — 100.9%
(Cost $1,662,861,774)		$1,313,543,889

Percentages are based on Net Assets of $1,301,408,087.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $9,395,516.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $13,120,556.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,300,423,333	$—	$—	$1,300,423,333
Short-Term Investment	7,103,388	—	—	7,103,388
Repurchase Agreement	—	6,017,168	—	6,017,168
Total Investments in Securities	$1,307,526,721	$6,017,168	$—	$1,313,543,889

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 93.1%
AUSTRALIA — 14.6%
Energy — 8.8%
A-Cap Energy *	20,054,025	$937,575
Alligator Energy * (A)	137,373,641	5,943,259
Aura Energy * (A)	12,013,685	1,760,456
Bannerman Energy *	5,871,209	9,177,093
Berkeley Energia * (A)	21,218,893	4,673,336
Boss Energy * (A)	12,138,166	19,226,865
Deep Yellow * (A)	30,651,517	16,148,362
Elevate Uranium * (A)	11,548,772	3,626,418
Paladin Energy *	124,986,055	64,539,091
Peninsula Energy * (A)	46,967,371	6,063,139
Woodside Energy Group	182,316	4,068,486
		136,164,080
Financials — 1.9%
Macquarie Group	227,930	28,808,553
Materials — 3.9%
BHP Group	1,003,847	27,094,651
Lotus Resources * (A)	32,036,240	5,588,704
Rio Tinto	459,234	27,520,174
		60,203,529
TOTAL AUSTRALIA		225,176,162
CANADA — 40.2%
Communication Services — 23.5%
Cameco (A)	14,123,444	363,515,966
Energy — 12.6%
Denison Mines * (A)	41,325,556	49,344,910
Fission Uranium * (A)	28,287,481	16,557,233
Forsys Metals * (A)	7,082,946	4,201,068
GoviEx Uranium, Cl A * (A)	22,472,019	5,261,330
Laramide Resources * (A)	8,820,157	3,579,414

Schedule of Investments (Unaudited)	July 31, 2022

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Mega Uranium *	16,762,075	$3,008,762
NexGen Energy *	20,066,985	87,387,347
Skyharbour Resources * (A)	5,956,363	1,929,130
UEX * (A)	25,515,609	9,458,707
Uranium Royalty * (A)	3,822,928	11,158,349
Western Uranium & Vanadium * (A)	1,512,146	1,982,601
		193,868,851
Health Care — 0.4%
IsoEnergy * (A)	2,674,636	6,804,787
Materials — 2.3%
Encore Energy * (A)	13,737,998	14,581,244
Global Atomic * (A)	7,720,792	20,788,022
		35,369,266
Real Estate — 1.4%
Aecon Group (A)	2,528,012	21,899,507
TOTAL CANADA		621,458,377
CHINA — 2.4%
Energy — 0.7%
CGN Mining * (A)	95,611,100	10,231,127
Utilities — 1.7%
CGN Power, Cl H	117,745,986	27,149,420
TOTAL CHINA		37,380,547
JAPAN — 7.0%
Industrials — 7.0%
ITOCHU	1,106,044	31,993,761
Mitsubishi Heavy Industries	1,226,383	45,155,486
Sumitomo	2,247,221	31,350,120
TOTAL JAPAN		108,499,367

Schedule of Investments (Unaudited)	July 31, 2022

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
KAZAKHSTAN — 6.5%
Energy — 6.5%
NAC Kazatomprom JSC GDR	3,346,762	$99,733,508
SOUTH AFRICA — 1.5%
Materials — 1.5%
Sibanye Stillwater	9,314,684	22,655,738
SOUTH KOREA — 9.0%
Industrials — 9.0%
Daewoo Engineering & Construction *	6,750,877	27,282,045
Doosan Enerbility *	1,996,929	28,821,814
GS Engineering & Construction	941,787	21,603,612
Hyundai Engineering & Construction	897,014	29,104,103
Samsung C&T	352,892	32,733,035
TOTAL SOUTH KOREA		139,544,609
UNITED KINGDOM — 2.8%
Industrials — 2.8%
Yellow Cake *	9,468,596	43,047,453
UNITED STATES — 9.1%
Energy — 9.1%
Centrus Energy, Cl A *	570,527	18,912,970
Energy Fuels * (A)	7,885,164	52,861,091
Uranium Energy * (A)	13,523,141	56,797,192
Ur-Energy * (A)	10,518,544	12,517,067
TOTAL UNITED STATES		141,088,320
TOTAL COMMON STOCK
(Cost $1,461,053,904)		1,438,584,081

Schedule of Investments (Unaudited)	July 31, 2022

Global X Uranium ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUND — 6.8%
Sprott Physical Uranium Trust* (A)
(Cost $106,734,543)	8,944,442	$104,707,246

SHORT-TERM INVESTMENT(B)(C) — 4.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $65,655,841)	65,655,841	65,655,841

REPURCHASE AGREEMENT(B) — 3.6%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $55,626,038 (collateralized by various U.S. Treasury Obligations, ranging in par value $969,756 - $5,878,313, 0.750%, 01/31/2028, with a total market value of $56,694,832)
(Cost $55,616,027)	$55,616,027	55,616,027
TOTAL INVESTMENTS — 107.8%
(Cost $1,689,060,315)		$1,664,563,195

Percentages are based on Net Assets of $1,544,813,050.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $117,162,529.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $121,271,868.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2022

Global X Uranium ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,438,584,081	$—	$—	$1,438,584,081
Exchange Traded Fund	104,707,246	—	—	104,707,246
Short-Term Investment	65,655,841	—	—	65,655,841
Repurchase Agreement	—	55,616,027	—	55,616,027
Total Investments in Securities	$1,608,947,168	$55,616,027	$—	$1,664,563,195

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2700

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 97.5%
Energy — 97.5%
CGN Mining *	2,056,800	$220,093
China Coal Energy, Cl H	347,800	270,268
China Oilfield Services, Cl H	381,586	350,966
China Petroleum & Chemical, Cl A	28,350	17,255
China Petroleum & Chemical, Cl H	1,074,397	506,410
China Shenhua Energy, Cl A	4,000	16,645
China Shenhua Energy, Cl H	169,855	479,278
China Suntien Green Energy, Cl H	460,000	225,608
COSCO SHIPPING Energy Transportation, Cl A *	161,500	303,016
Guanghui Energy, Cl A	170,850	245,922
Inner Mongolia Dian Tou Energy, Cl A	78,000	153,972
Inner Mongolia Yitai Coal, Cl B	183,894	289,633
Jizhong Energy Resources, Cl A	156,500	155,740
Offshore Oil Engineering, Cl A	306,175	191,337
PetroChina, Cl A	23,700	18,250
PetroChina, Cl H	1,103,363	513,035
Pingdingshan Tianan Coal Mining, Cl A	82,300	145,763
Shaanxi Coal Industry, Cl A	109,286	309,273
Shan Xi Hua Yang Group New Energy, Cl A	103,300	325,834
Shanxi Coking Coal Energy Group, Cl A	123,853	214,956
Shanxi Lu'an Environmental Energy Development, Cl A	108,065	220,361
Sinopec Kantons Holdings	623,300	195,330
Yankuang Energy Group, Cl A	14,504	78,697
Yankuang Energy Group, Cl H	167,675	523,324
Yantai Jereh Oilfield Services Group, Cl A	39,810	211,053

TOTAL CHINA		6,182,019
HONG KONG — 2.4%
Energy — 2.4%
AAG Energy Holdings	817,400	152,028

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Energy ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $5,848,309)		$6,334,047

U.S. TREASURY OBLIGATION — 4.8%
U.S. Treasury Bill
1.641%, 08/02/22(A)
(Cost $299,986)	$300,000	299,985
TOTAL INVESTMENTS — 104.7%
(Cost $6,148,295)		$6,634,032

Percentages are based on Net Assets of $6,339,159.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,334,047	$—	$—	$6,334,047
U.S. Treasury Obligation	—	299,985	—	299,985
Total Investments in Securities	$6,334,047	$299,985	$—	$6,634,032

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 97.8%
Materials — 97.8%
Aluminum Corp of China, Cl A	53,600	$37,068
Aluminum Corp of China, Cl H	227,339	82,538
Anhui Conch Cement, Cl A	9,900	47,647
Anhui Conch Cement, Cl H	61,670	243,933
Anhui Honglu Steel Construction Group, Cl A	1,950	8,654
Asia - Potash International Investment Guangzhou, Cl A *	1,600	8,260
Baoshan Iron & Steel, Cl A	80,500	67,592
BBMG, Cl A	47,800	18,617
Chengtun Mining Group, Cl A	7,800	9,090
Chengxin Lithium Group, Cl A	1,400	11,755
Chifeng Jilong Gold Mining, Cl A *	4,800	12,979
China Hongqiao Group	127,500	132,537
China Jushi, Cl A	16,659	36,881
China Minmetals Rare Earth, Cl A *	2,300	9,683
China National Building Material, Cl H	210,000	210,805
China Northern Rare Earth Group High-Tech, Cl A	13,000	60,410
China Resources Cement Holdings	142,100	87,252
CMOC Group, Cl A	68,300	54,516
CMOC Group, Cl H	198,854	97,528
CNGR Advanced Material, Cl A	700	12,875
CNNC Hua Yuan Titanium Dioxide, Cl A	9,570	14,058
Do-Fluoride New Materials, Cl A	1,625	11,695
Dongyue Group	69,600	75,630
Ganfeng Lithium, Cl A	5,840	77,065
Ganfeng Lithium, Cl H	20,160	182,213
GEM, Cl A	21,800	31,508
Guangzhou Tinci Materials Technology, Cl A	5,060	39,249
Hangzhou Oxygen Plant Group, Cl A	2,700	15,454
Henan Shenhuo Coal & Power, Cl A	4,700	9,995
Hengli Petrochemical, Cl A	21,420	64,011

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hengyi Petrochemical, Cl A	18,400	$25,504
Hesteel, Cl A	61,200	25,285
Hoshine Silicon Industry, Cl A	750	10,903
Huafon Chemical, Cl A	8,200	9,229
Huaibei Mining Holdings, Cl A	4,100	7,887
Huaxin Cement, Cl A	7,350	19,548
Hubei Xingfa Chemicals Group, Cl A	2,000	11,024
Hunan Valin Steel, Cl A	31,100	20,909
Inner Mongolia BaoTou Steel Union, Cl A	170,300	56,995
Inner Mongolia ERDOS Resources, Cl A	3,220	8,698
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	39,200	26,413
Inner Mongolia Yuan Xing Energy, Cl A	7,700	10,399
Jiangsu Eastern Shenghong, Cl A	8,200	23,946
Jiangsu Yangnong Chemical, Cl A	1,500	25,545
Jiangsu Yoke Technology, Cl A	1,200	9,018
Jiangxi Copper, Cl A	9,700	24,218
Jiangxi Copper, Cl H	64,591	79,074
Kingfa Sci & Tech, Cl A	7,700	11,494
LB Group, Cl A	10,100	30,422
Luxi Chemical Group, Cl A	4,700	9,800
Maanshan Iron & Steel, Cl A	15,000	6,953
MMG *	145,800	43,090
Ningbo Shanshan, Cl A	4,100	17,213
Ningxia Baofeng Energy Group, Cl A	14,500	28,902
Pangang Group Vanadium Titanium & Resources, Cl A *	45,400	49,684
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petrochemical, Cl A	36,000	76,182
Satellite Chemical, Cl A	5,209	17,487
Shandong Gold Mining, Cl A	15,120	40,953
Shandong Gold Mining, Cl H	38,700	67,344
Shandong Hualu Hengsheng Chemical, Cl A	8,820	37,277

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shandong Nanshan Aluminum, Cl A	52,400	$27,159
Shandong Sun Paper Industry JSC, Cl A	13,800	23,992
Shanghai Putailai New Energy Technology, Cl A	5,180	54,341
Shanxi Meijin Energy, Cl A	8,200	13,795
Shanxi Taigang Stainless Steel, Cl A	27,600	20,191
Shenghe Resources Holding, Cl A	4,300	13,213
Shenzhen Capchem Technology, Cl A	1,720	11,299
Shenzhen Dynanonic, Cl A	200	10,614
Shenzhen Senior Technology Material, Cl A	3,200	13,496
Sichuan Hebang Biotechnology	18,700	10,745
Sichuan Yahua Industrial Group, Cl A	2,900	12,518
Sinoma Science & Technology, Cl A	3,700	15,813
Sinomine Resource Group, Cl A	840	11,142
Sinopec Shanghai Petrochemical, Cl A	33,100	14,999
Skshu Paint, Cl A *	993	15,587
Suzhou TA&A Ultra Clean Technology, Cl A	975	11,248
Tangshan Jidong Cement, Cl A	5,600	8,003
Tianshan Aluminum Group, Cl A	9,100	9,824
Tibet Summit Resources, Cl A *	2,675	11,373
Tongkun Group, Cl A	10,600	22,651
Tongling Nonferrous Metals Group, Cl A	51,000	22,884
Transfar Zhilian, Cl A	16,600	14,061
Wanhua Chemical Group, Cl A	10,722	132,898
Weihai Guangwei Composites, Cl A	2,500	25,934
Western Mining, Cl A	5,000	8,315
Western Superconducting Technologies, Cl A	896	13,254
Xiamen Tungsten, Cl A	7,100	28,283
Xinjiang Zhongtai Chemical, Cl A	7,825	8,575
Yintai Gold, Cl A	15,020	24,133
YongXing Special Materials Technology, Cl A	675	14,269
Youngy, Cl A *	675	13,075

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Yunnan Aluminium, Cl A	5,900	$8,772
Yunnan Energy New Material, Cl A	3,100	98,232
Yunnan Tin, Cl A	3,600	8,002
Zhaojin Mining Industry *	42,000	40,128
Zhejiang Huayou Cobalt, Cl A	5,859	73,203
Zhejiang Juhua, Cl A	13,400	34,310
Zhejiang Yongtai Technology, Cl A	2,100	9,550
Zibo Qixiang Tengda Chemical, Cl A *	8,100	9,008
Zijin Mining Group, Cl A	28,900	38,218
Zijin Mining Group, Cl H	258,059	302,114

TOTAL CHINA		3,862,115
HONG KONG — 2.1%
Materials — 2.1%
China Lumena New Materials *(A)(B)(C)	48	—
Nine Dragons Paper Holdings	97,970	80,873

TOTAL HONG KONG		80,873
TOTAL COMMON STOCK
(Cost $4,414,595)		3,942,988
TOTAL INVESTMENTS — 99.9%
(Cost $4,414,595)		$3,942,988

Percentages are based on Net Assets of $3,948,617.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $0 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2022, was $0 and represents 0.0% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class
JSC — Joint Stock Company

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Materials ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$3,919,030	$23,958	$—	^	$3,942,988
Total Investments in Securities	$3,919,030	$23,958	$—		$3,942,988

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 95.4%
Industrials — 95.4%
AECC Aero-Engine Control, Cl A	4,400	$17,795
AECC Aviation Power, Cl A	8,985	66,222
Air China, Cl A *	22,260	31,810
Air China, Cl H *	102,200	80,199
AVIC Electromechanical Systems, Cl A	13,260	23,210
AviChina Industry & Technology, Cl H	138,510	73,932
AVICOPTER, Cl A	1,940	12,598
Beijing Capital International Airport, Cl H *	105,381	62,021
Beijing Easpring Material Technology, Cl A	600	8,504
Beijing New Building Materials, Cl A	5,620	23,935
Beijing Originwater Technology, Cl A	12,840	10,572
Beijing United Information Technology, Cl A	1,786	24,282
Beijing-Shanghai High Speed Railway, Cl A	136,800	94,201
China Baoan Group, Cl A	8,680	18,291
China Communications Services, Cl H	135,400	55,196
China Conch Venture Holdings	90,930	176,534
China CSSC Holdings, Cl A	15,410	53,376
China Eastern Airlines, Cl A *	30,100	21,841
China Energy Engineering	108,700	36,862
China Everbright Environment Group	203,150	108,176
China Lesso Group Holdings	60,990	74,821
China Meheco, Cl A	3,980	8,552
China Merchants Port Holdings	72,881	117,539
China National Chemical Engineering, Cl A	20,820	33,175
China Railway Group, Cl A	69,200	59,231
China Railway Group, Cl H	227,048	135,363
China Southern Airlines, Cl A *	37,060	35,124
China Southern Airlines, Cl H *	97,650	52,868
China State Construction Engineering, Cl A	139,575	104,173
China State Construction International Holdings	111,710	115,981
CITIC	319,150	344,361

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Contemporary Amperex Technology, Cl A *	7,692	$579,338
COSCO SHIPPING Development, Cl A	32,980	13,724
COSCO SHIPPING Holdings, Cl A	39,110	79,462
COSCO SHIPPING Holdings, Cl H	171,526	256,527
COSCO SHIPPING Ports	92,330	68,925
CRRC, Cl A	82,050	62,575
CRRC, Cl H	244,000	90,763
Daqin Railway, Cl A	51,200	45,871
Dongfang Electric, Cl A	9,590	24,583
Eve Energy, Cl A	6,330	88,443
Fangda Carbon New Material, Cl A *	13,223	13,844
Fosun International	137,770	108,638
Ginlong Technologies, Cl A	1,255	42,522
Gotion High-Tech, Cl A	5,620	32,516
Guangdong Kinlong Hardware Products, Cl A	1,054	12,565
Haitian International Holdings	35,646	85,551
Hongfa Technology, Cl A	3,730	22,691
Jiangsu Expressway, Cl H	69,619	60,751
Jiangsu Hengli Hydraulic, Cl A	4,558	35,200
Jiangsu Zhongtian Technology, Cl A	10,510	35,797
Jiangxi Special Electric Motor, Cl A *	2,700	9,784
Keda Industrial Group	3,400	10,120
Kuang-Chi Technologies, Cl A *	7,340	19,522
Liaoning Port, Cl A	31,500	7,883
Luoyang Xinqianglian Slewing Bearing, Cl A	937	13,397
Metallurgical Corp of China, Cl A	61,000	29,449
Ming Yang Smart Energy Group, Cl A	7,050	31,216
NARI Technology, Cl A	22,404	96,811
Ningbo Deye Technology, Cl A	300	14,843
Ningbo Orient Wires & Cables, Cl A	900	10,661
Ningbo Ronbay New Energy Technology, Cl A	1,455	29,842
North Industries Group Red Arrow, Cl A	4,890	23,781

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Power Construction Corp of China, Cl A	51,250	$55,023
Riyue Heavy Industry, Cl A	3,270	12,140
Sany Heavy Equipment International Holdings	61,800	67,548
Sany Heavy Industry, Cl A	28,580	72,119
SF Holding, Cl A	16,335	120,563
Shanghai Construction Group, Cl A	30,400	13,190
Shanghai Electric Group, Cl A	43,200	28,468
Shanghai International Airport, Cl A *	3,465	26,467
Shanghai International Port Group, Cl A	31,230	25,344
Shanghai M&G Stationery, Cl A	3,193	21,472
Shenzhen Inovance Technology, Cl A	8,830	86,459
Shenzhen International Holdings	69,631	64,132
Sichuan New Energy Power *	4,290	14,879
Sichuan Road & Bridge, Cl A	15,720	23,535
Sieyuan Electric, Cl A	2,750	18,024
Sinotrans, Cl A	14,500	8,095
Sinotruk Hong Kong	39,500	46,545
Sungrow Power Supply, Cl A	4,900	89,876
Sunwoda Electronic, Cl A	5,720	24,327
Suzhou Maxwell Technologies, Cl A	563	39,352
TBEA, Cl A	13,050	48,275
Titan Wind Energy Suzhou, Cl A	5,925	15,644
Weichai Power, Cl A	23,260	41,231
Weichai Power, Cl H	107,516	153,948
Wuxi Shangji Automation, Cl A	1,352	32,727
XCMG Construction Machinery, Cl A *	27,520	22,781
Xiamen C & D, Cl A	9,400	15,632
Xinjiang Goldwind Science & Technology, Cl A	11,397	25,181
Xinjiang Goldwind Science & Technology, Cl H	43,351	77,315
YTO Express Group, Cl A	11,840	33,875
Yunda Holding, Cl A	9,740	26,078

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhefu Holding Group, Cl A	17,870	$12,464
Zhejiang Chint Electrics, Cl A	7,350	39,946
Zhejiang Dingli Machinery, Cl A	1,623	10,275
Zhejiang Expressway, Cl H	76,360	61,478
Zhejiang HangKe Technology, Cl A	1,458	16,116
Zhejiang Weiming Environment Protection, Cl A	5,550	24,147
Zhejiang Weixing New Building Materials, Cl A	5,310	15,459
Zhuzhou CRRC Times Electric, Cl A	886	7,250
Zhuzhou CRRC Times Electric, Cl H	30,343	130,264
Zhuzhou Kibing Group, Cl A	9,180	15,566
Zoomlion Heavy Industry Science and Technology, Cl A	24,000	21,822
Zoomlion Heavy Industry Science and Technology, Cl H	77,120	40,083
ZTO Express Cayman ADR	23,083	590,694
TOTAL CHINA		6,474,149
HONG KONG — 3.0%
Industrials — 3.0%
Orient Overseas International	5,800	201,710
SINGAPORE — 1.4%
Industrials — 1.4%
BOC Aviation	11,560	98,224
TOTAL COMMON STOCK
(Cost $7,463,306)		6,774,083
TOTAL INVESTMENTS — 99.8%
(Cost $7,463,306)		$6,774,083

Percentages are based on Net Assets of $6,785,626.

*	Non-income producing security.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Industrials ETF

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding *	2,778,256	$32,950,182
Alibaba Health Information Technology *	135,400	81,413
ANTA Sports Products	824,296	9,067,371
Beijing Roborock Technology, Cl A	11,019	532,237
Bosideng International Holdings	7,002,100	4,085,354
BTG Hotels Group, Cl A	157,400	487,388
BYD, Cl A	122,049	5,790,134
BYD, Cl H	560,980	20,409,927
Changzhou Xingyu Automotive Lighting Systems, Cl A	36,330	944,726
China Meidong Auto Holdings	1,001,400	2,426,353
China Ruyi Holdings *	6,206,300	1,794,711
China Tourism Group Duty Free, Cl A	163,250	5,074,365
Chongqing Changan Automobile, Cl A	1,115,509	3,029,622
Dongfeng Motor Group, Cl H	5,125,946	3,539,233
Ecovacs Robotics, Cl A	60,350	826,765
FAW Jiefang Group, Cl A	428,000	552,049
Fuyao Glass Industry Group, Cl A	280,214	1,702,165
Fuyao Glass Industry Group, Cl H	934,900	4,543,553
Geely Automobile Holdings	4,675,300	9,231,602
Great Wall Motor, Cl A	309,700	1,580,879
Great Wall Motor, Cl H	2,880,397	4,542,646
Gree Electric Appliances of Zhuhai, Cl A	193,000	950,595
Guangzhou Automobile Group, Cl A	389,900	859,734
Guangzhou Automobile Group, Cl H	4,708,923	4,409,048
H World Group ADR *	175,263	6,721,336
Haidilao International Holding * (A)	1,895,300	3,780,991
Haier Smart Home, Cl A	863,619	3,170,406
Haier Smart Home, Cl H	2,137,160	6,833,554
Hangzhou Robam Appliances, Cl A	133,532	559,415
Huayu Automotive Systems, Cl A	424,280	1,377,867
Huizhou Desay Sv Automotive, Cl A	63,800	1,842,347

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Jason Furniture Hangzhou, Cl A	117,810	$805,137
JD Health International *	144,820	1,097,694
JD.com, Cl A	1,135,604	33,822,624
Jiumaojiu International Holdings (A)	1,644,200	3,577,490
Li Auto ADR *	420,650	13,814,146
Li Ning	1,653,200	13,394,250
Meituan, Cl B *	1,400,850	31,461,529
Minth Group	1,208,900	3,226,341
New Oriental Education & Technology Group *	2,479,840	6,855,187
Ningbo Joyson Electronic, Cl A *	176,700	563,897
Ningbo Tuopu Group, Cl A	151,835	2,066,798
NIO ADR *	857,073	16,910,050
Oppein Home Group, Cl A	70,155	1,251,046
Pinduoduo ADR *	287,495	14,090,130
Ping An Healthcare and Technology * (A)	490,300	1,283,541
Pop Mart International Group	450,700	1,033,465
SAIC Motor, Cl A	1,064,700	2,552,644
Sailun Group, Cl A	413,353	726,587
Shandong Linglong Tyre, Cl A	189,234	804,822
Shanghai Jinjiang International Hotels, Cl A	129,156	1,182,770
Shanghai Yuyuan Tourist Mart Group, Cl A	460,228	569,083
Shenzhen Kedali Industry, Cl A	29,800	637,323
Shenzhen Overseas Chinese Town, Cl A	1,138,900	942,787
Shenzhou International Group Holdings	658,292	6,922,636
Songcheng Performance Development, Cl A	340,680	645,762
TAL Education Group ADR *	848,164	4,172,967
TCL Technology Group, Cl A	1,894,905	1,245,910
Tongcheng Travel Holdings *	2,069,900	3,955,273
Topsports International Holdings	3,493,200	2,910,295
Trip.com Group ADR *	404,010	10,415,378
Vipshop Holdings ADR *	573,452	5,252,820
Wuchan Zhongda Group, Cl A	696,800	495,297

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Consumer Discretionary ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Xiamen Intretech, Cl A	112,640	$335,278
XPeng ADR, Cl A *	301,788	7,372,681
Xtep International Holdings (A)	1,095,900	1,781,384
Yadea Group Holdings	2,227,300	4,795,140
Yum China Holdings	310,038	15,101,951
Zhejiang Semir Garment, Cl A	345,587	272,773
Zhejiang Supor, Cl A	68,226	474,151
Zhongsheng Group Holdings	754,100	4,308,511
TOTAL CHINA		366,825,516
TOTAL COMMON STOCK
(Cost $564,074,138)		366,825,516

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $2,750,848)	2,750,848	2,750,848

REPURCHASE AGREEMENT(B) — 0.6%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $2,330,620 (collateralized by various U.S. Treasury Obligations, ranging in par value $40,631 - $246,290, 0.750%, 01/31/2028, with a total market value of $2,375,404)
(Cost $2,330,200)	$2,330,200	2,330,200

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Consumer Discretionary ETF

Value
TOTAL INVESTMENTS — 101.2%
(Cost $569,155,186)	$371,906,564

Percentages are based on Net Assets of $367,419,746.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $4,793,843.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $5,081,048.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$366,825,516	$—	$—	$366,825,516
Short-Term Investment	2,750,848	—	—	2,750,848
Repurchase Agreement	—	2,330,200	—	2,330,200
Total Investments in Securities	$369,576,364	$2,330,200	$—	$371,906,564

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 98.8%
Consumer Staples — 98.8%
Angel Yeast, Cl A	14,254	$93,742
Anhui Gujing Distillery, Cl A	6,726	212,493
Anhui Gujing Distillery, Cl B	27,500	420,317
Anhui Kouzi Distillery, Cl A	11,100	82,369
Anhui Yingjia Distillery, Cl A	10,900	88,019
Anjoy Foods Group, Cl A	4,900	106,696
Beijing Dabeinong Technology Group, Cl A *	102,900	110,476
Beijing Shunxin Agriculture, Cl A	18,630	64,723
By-health, Cl A	30,500	83,468
Chacha Food, Cl A	9,600	67,954
China Feihe	721,500	634,193
China Mengniu Dairy	409,400	1,898,389
China Resources Beer Holdings	318,850	2,201,515
Chongqing Brewery, Cl A	8,772	159,649
Chongqing Fuling Zhacai Group, Cl A	16,800	74,138
Dali Foods Group	556,000	264,900
DaShenLin Pharmaceutical Group, Cl A	20,048	95,656
Foshan Haitian Flavouring & Food, Cl A	50,312	615,936
Fujian Sunner Development, Cl A	26,300	77,037
Guangdong Haid Group, Cl A	27,691	269,291
Heilongjiang Agriculture, Cl A	32,800	68,147
Henan Shuanghui Investment & Development, Cl A	51,340	203,982
Hengan International Group	143,080	691,714
Inner Mongolia Yili Industrial Group, Cl A	88,629	470,261
Jiangsu King's Luck Brewery JSC, Cl A	21,600	140,006
Jiangsu Yanghe Brewery Joint-Stock, Cl A	20,694	506,257
Jiangxi Zhengbang Technology, Cl A *	69,900	62,832
JiuGui Liquor, Cl A	5,200	113,559
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	18,000	92,548
Juewei Food, Cl A	11,000	85,194

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kweichow Moutai, Cl A	7,700	$2,164,730
Luzhou Laojiao, Cl A	19,547	643,191
Muyuan Foods, Cl A	70,864	625,443
New Hope Liuhe, Cl A *	85,950	202,376
Nongfu Spring, Cl H	345,900	2,071,020
Proya Cosmetics, Cl A	4,372	114,117
RLX Technology ADR *	111,241	180,210
Shanghai Bairun Investment Holding Group, Cl A	20,664	82,622
Shanxi Xinghuacun Fen Wine Factory, Cl A	15,978	648,722
Sichuan Swellfun, Cl A	9,068	95,853
Smoore International Holdings	362,600	840,688
Tingyi Cayman Islands Holding	425,800	700,816
Toly Bread, Cl A	29,770	61,852
Tongwei, Cl A	63,100	502,815
Tsingtao Brewery, Cl A	11,450	167,033
Tsingtao Brewery, Cl H	125,800	1,228,369
Uni-President China Holdings	339,600	310,186
Want Want China Holdings	1,037,600	843,309
Wens Foodstuffs Group *	105,144	374,313
Wuliangye Yibin, Cl A	47,998	1,268,043
Yifeng Pharmacy Chain, Cl A	13,030	99,817
Yihai International Holding	105,840	310,783
Yihai Kerry Arawana Holdings, Cl A	21,000	142,461
Yuan Longping High-tech Agriculture, Cl A *	27,200	60,017
Yunnan Botanee Bio-Technology Group, Cl A	4,400	126,459
TOTAL CHINA		23,920,706

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Consumer Staples ETF

	Shares	Value

COMMON STOCK — continued
HONG KONG — 1.0%
Consumer Staples — 1.0%
Vinda International Holdings	92,500	$245,688

TOTAL COMMON STOCK
(Cost $23,901,358)		24,166,394
TOTAL INVESTMENTS — 99.8%
(Cost $23,901,358)		$24,166,394

Percentages are based on Net Assets of $24,217,399.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 93.0%
Health Care — 93.0%
3SBio	148,700	$98,882
Aier Eye Hospital Group, Cl A	41,648	187,431
Apeloa Pharmaceutical, Cl A	5,900	16,863
Asymchem Laboratories Tianjin, Cl A	1,838	44,883
BeiGene ADR *	3,689	620,047
Beijing Tiantan Biological Products, Cl A	10,080	29,839
Beijing Wantai Biological Pharmacy Enterprise, Cl A	2,790	55,917
Betta Pharmaceuticals, Cl A	2,620	19,388
BGI Genomics, Cl A	2,133	19,590
Bloomage Biotechnology, Cl A	1,566	36,926
CanSino Biologics, Cl A	533	12,787
CanSino Biologics, Cl H	7,700	64,543
Changchun High & New Technology Industry Group, Cl A	2,428	69,692
China Medical System Holdings	134,900	214,812
China Resources Sanjiu Medical & Pharmaceutical, Cl A	5,600	30,037
China Traditional Chinese Medicine Holdings	322,600	136,850
Chongqing Zhifei Biological Products, Cl A	8,833	130,177
CSPC Pharmaceutical Group	724,808	793,144
Daan Gene, Cl A	7,360	20,501
Dong-E-E-Jiao, Cl E	7,600	40,291
Genscript Biotech *	100,996	365,391
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	15,759	67,257
Guangzhou Kingmed Diagnostics Group, Cl A	2,500	25,778
Hangzhou Tigermed Consulting, Cl A	4,316	65,186
Hangzhou Tigermed Consulting, Cl H	9,920	102,803
Hansoh Pharmaceutical Group	105,300	205,237
Huadong Medicine, Cl A	16,711	111,286
Hualan Biological Engineering, Cl A	11,670	34,563
Humanwell Healthcare Group, Cl A	8,500	22,116

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HUTCHMED China ADR *	8,357	$109,226
Hygeia Healthcare Holdings *	26,600	152,994
I-Mab ADR *	100	1,048
Imeik Technology Development, Cl A	956	82,961
Innovent Biologics *	90,400	377,151
Intco Medical Technology, Cl A	3,240	11,035
Jafron Biomedical, Cl A	4,500	29,488
Jiangsu Hengrui Medicine, Cl A	35,072	183,286
Jiangsu Yuyue Medical Equipment & Supply, Cl A	5,000	19,955
Jinxin Fertility Group	121,200	94,182
Joincare Pharmaceutical Group Industry, Cl A	9,300	15,191
Joinn Laboratories China, Cl A	1,600	26,239
Jointown Pharmaceutical Group, Cl A	21,270	35,719
Lepu Medical Technology Beijing, Cl A	11,501	30,503
Livzon Pharmaceutical Group, Cl A	3,300	15,526
Meinian Onehealth Healthcare Holdings, Cl A *	41,020	30,737
Microport Scientific *	57,200	135,096
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	8,036	22,230
Ovctek China, Cl A	4,324	30,550
Pharmaron Beijing, Cl A	4,800	55,081
Pharmaron Beijing, Cl H	15,975	130,142
Shandong Buchang Pharmaceuticals, Cl A	13,087	36,687
Shandong Weigao Group Medical Polymer, Cl H	220,100	274,778
Shanghai Fosun Pharmaceutical Group, Cl A	12,874	83,694
Shanghai Fosun Pharmaceutical Group, Cl H	46,800	169,317
Shanghai Junshi Biosciences, Cl A *	3,283	29,846
Shanghai Medicilon, Cl A	385	18,812
Shanghai Pharmaceuticals Holding, Cl A	15,900	40,452
Shanghai Pharmaceuticals Holding, Cl H	87,400	131,603
Shanghai RAAS Blood Products, Cl A	32,600	27,855

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shenzhen Kangtai Biological Products, Cl A	6,548	$32,387
Shenzhen Mindray Bio-Medical Electronics, Cl A	5,761	246,980
Shenzhen New Industries Biomedical Engineering, Cl A	3,400	20,266
Shenzhen Salubris Pharmaceuticals, Cl A	9,800	34,874
Shijiazhuang Yiling Pharmaceutical, Cl A	10,627	34,921
Sichuan Kelun Pharmaceutical, Cl A	15,800	51,498
Sinopharm Group, Cl H	123,300	282,730
Topchoice Medical, Cl A *	1,980	42,985
Walvax Biotechnology, Cl A	9,600	61,741
Winning Health Technology Group, Cl A	12,070	14,156
WuXi AppTec, Cl A	13,624	188,438
WuXi AppTec, Cl H	27,956	338,325
Wuxi Biologics Cayman *	119,180	1,131,845
Yunnan Baiyao Group, Cl A	12,714	103,854
Zai Lab ADR *	6,822	276,496
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,906	171,052
Zhejiang Huahai Pharmaceutical, Cl A	8,110	24,512
Zhejiang Jiuzhou Pharmaceutical, Cl A	4,000	27,751
Zhejiang NHU, Cl A	19,368	59,141
Zhejiang Orient Gene Biotech, Cl A	847	14,230
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	2,823	19,092
TOTAL CHINA		9,220,875
HONG KONG — 5.0%
Health Care — 5.0%
Sino Biopharmaceutical	861,300	498,134
UNITED STATES — 1.8%
Health Care — 1.8%
Legend Biotech ADR *	3,651	172,473

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Health Care ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $13,971,348)	$9,891,482
TOTAL INVESTMENTS — 99.8%
(Cost $13,971,348)	$9,891,482

Percentages are based on Net Assets of $9,914,259.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Financials — 99.8%
360 DigiTech ADR	12,424	$180,397
Agricultural Bank of China, Cl A	661,400	279,142
Agricultural Bank of China, Cl H	3,704,788	1,222,360
AVIC Industry-Finance Holdings, Cl A	120,400	58,125
Bank of Beijing, Cl A	196,400	121,281
Bank of Changsha, Cl A	53,950	59,121
Bank of Chengdu, Cl A	58,300	133,042
Bank of China, Cl A	105,300	47,716
Bank of China, Cl H	8,984,934	3,193,412
Bank of Communications, Cl A	332,600	227,552
Bank of Communications, Cl H	1,434,171	853,206
Bank of Hangzhou, Cl A	76,595	162,201
Bank of Jiangsu, Cl A	158,030	168,495
Bank of Nanjing, Cl A	101,784	155,853
Bank of Ningbo, Cl A	57,620	266,222
Bank of Shanghai, Cl A	128,498	113,412
BOC International China, Cl A	34,440	64,159
Caitong Securities, Cl A	67,910	73,212
Changjiang Securities, Cl A	73,500	59,102
China Cinda Asset Management, Cl H	2,346,400	322,821
China CITIC Bank Corp Ltd., Cl H	1,547,622	646,658
China Construction Bank, Cl A	22,300	18,394
China Construction Bank, Cl H	4,995,326	3,188,140
China Everbright Bank, Cl A	357,600	153,572
China Everbright Bank, Cl H	1,029,700	312,193
China Galaxy Securities, Cl A	55,600	71,550
China Galaxy Securities, Cl H	834,150	412,299
China Great Wall Securities, Cl A	42,800	56,916
China International Capital, Cl A	13,440	84,408
China International Capital, Cl H	261,950	481,193
China Life Insurance, Cl A	28,202	116,395
China Life Insurance, Cl H	890,790	1,325,422

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Bank, Cl A	147,934	$768,281
China Merchants Bank, Cl H	454,824	2,456,660
China Merchants Securities, Cl A	67,480	138,901
China Minsheng Banking, Cl A	303,400	163,543
China Minsheng Banking, Cl H	1,114,926	363,598
China Pacific Insurance Group, Cl A	58,150	173,861
China Pacific Insurance Group, Cl H	379,862	811,028
China Taiping Insurance Holdings	331,630	349,378
China Zheshang Bank, Cl A *	179,200	85,980
Chongqing Rural Commercial Bank, Cl A	129,400	68,602
CITIC Securities, Cl A	96,180	279,162
CITIC Securities, Cl H	384,745	790,085
CSC Financial, Cl A	39,925	153,721
Dongxing Securities, Cl A	53,700	65,288
East Money Information, Cl A	103,027	339,467
Everbright Securities, Cl A	50,932	114,342
Far East Horizon	441,400	363,808
First Capital Securities, Cl A	82,400	74,434
Founder Securities, Cl A	92,500	89,996
GF Securities Ltd., Cl A	57,200	134,851
GF Securities Ltd., Cl H	283,200	374,478
Guangzhou Yuexiu Financial Holdings Group, Cl A	65,887	62,445
Guolian Securities, Cl A	35,100	55,357
Guosen Securities, Cl A	65,045	88,617
Guotai Junan Securities, Cl A	69,144	147,958
Guoyuan Securities, Cl A	71,720	68,610
Haitong Securities Ltd., Cl A	88,600	122,545
Haitong Securities Ltd., Cl H	604,500	404,289
Hithink RoyalFlush Information Network, Cl A	6,460	82,309
Huatai Securities Ltd., Cl A	65,350	128,323
Huatai Securities Ltd., Cl H	323,850	426,580

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Huaxi Securities, Cl A	46,790	$51,482
Huaxia Bank, Cl A	129,100	97,884
Industrial & Commercial Bank of China, Cl A	21,400	13,881
Industrial & Commercial Bank of China, Cl H	6,000,637	3,172,352
Industrial Bank, Cl A	167,680	441,250
Industrial Securities, Cl A	88,900	85,045
Lufax Holding ADR	102,245	468,282
Nanjing Securities, Cl A	51,500	60,859
New China Life Insurance C, Cl A	22,537	96,786
New China Life Insurance C, Cl H	168,161	401,021
Northeast Securities, Cl A	47,500	48,746
Orient Securities, Cl A	89,324	114,420
People's Insurance Group of China, Cl A	91,400	63,074
People's Insurance Group of China, Cl H	1,758,400	526,407
PICC Property & Casualty, Cl H	1,072,463	1,101,167
Ping An Bank, Cl A	8,725	16,383
Ping An Insurance Group of China, Cl A	2,300	14,346
Ping An Insurance Group of China, Cl H	580,904	3,418,867
Postal Savings Bank of China, Cl A	222,200	154,324
Postal Savings Bank of China, Cl H	1,305,100	862,873
Qingdao Rural Commercial Bank, Cl A	106,100	48,707
Sealand Securities, Cl A	104,110	53,498
Shanghai Pudong Development Bank, Cl A	237,714	255,569
Shanxi Securities, Cl A	68,740	55,478
Shenwan Hongyuan Group, Cl A	208,000	127,212
Sinolink Securities, Cl A	60,500	76,064
SooChow Securities, Cl A	81,584	79,738
Southwest Securities, Cl A	109,300	61,830
Western Securities, Cl A	70,000	65,928
Zheshang Securities, Cl A *	48,040	76,121
ZhongAn Online P&C Insurance, Cl H *	91,500	232,658
Zhongtai Securities, Cl A	67,100	72,438
TOTAL CHINA		36,789,158

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Financials ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $50,879,478)	$36,789,158
TOTAL INVESTMENTS — 99.8%
(Cost $50,879,478)	$36,789,158

Percentages are based on Net Assets of $36,854,738.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 98.8%
Information Technology — 98.8%
360 Security Technology, Cl A	52,559	$57,519
AAC Technologies Holdings	137,000	264,928
Advanced Micro-Fabrication, Cl A *	4,338	77,949
Amlogic Shanghai, Cl A *	1,650	20,645
Avary Holding Shenzhen, Cl A	10,700	48,645
Beijing Kingsoft Office Software, Cl A	3,221	83,520
Beijing Shiji Information Technology, Cl A	38,192	80,481
Beijing Sinnet Technology, Cl A	17,800	25,279
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	1,180	20,794
BOE Technology Group, Cl A	499,700	287,856
BYD Electronic International	137,300	352,437
Chaozhou Three-Circle Group, Cl A	33,989	135,195
China Greatwall Technology Group, Cl A	33,100	47,350
China Railway Signal & Communication, Cl A	33,330	21,668
China Resources Microelectronics, Cl A	6,353	47,604
China Zhenhua Group Science & Technology, Cl A	3,400	59,553
Chinasoft International	384,300	328,495
Chindata Group Holdings ADR *	200	1,428
Daqo New Energy ADR *	8,886	574,924
DHC Software, Cl A	72,500	66,350
Fiberhome Telecommunication Technologies, Cl A	11,900	25,447
Flat Glass Group, Cl A *	10,600	64,500
Flat Glass Group, Cl H *	56,900	206,582
Foxconn Industrial Internet, Cl A	73,450	109,314
GCL System Integration Technology, Cl A *	76,400	50,007
GDS Holdings, Cl A *	123,880	411,887
GigaDevice Semiconductor, Cl A	7,443	130,358
GoerTek, Cl A	47,100	221,801
GRG Banking Equipment, Cl A	23,400	31,845

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Guangzhou Haige Communications Group, Cl A	52,200	$69,107
Guangzhou Shiyuan Electronic Technology, Cl A	7,100	71,580
Hangzhou First Applied Material, Cl A	11,292	116,602
Hangzhou Lion Electronics, Cl A	2,600	21,839
Hangzhou Silan Microelectronics, Cl A	13,000	80,085
Hengtong Optic-electric, Cl A	13,600	31,499
Hua Hong Semiconductor *	99,100	296,673
Huagong Tech, Cl A	10,100	33,010
Hundsun Technologies, Cl A	27,453	172,618
Iflytek	35,850	223,187
Ingenic Semiconductor, Cl A	4,000	52,648
Inspur Electronic Information Industry, Cl A	15,852	56,973
JA Solar Technology, Cl A	17,920	206,140
JCET Group, Cl A	18,000	67,225
Kingboard Holdings	121,800	356,095
Kingdee International Software Group *	424,300	916,716
Kingsoft Cloud Holdings ADR *	300	984
Lenovo Group	1,182,500	1,143,349
Lens Technology, Cl A	73,800	119,015
Lingyi iTech Guangdong, Cl A *	69,497	52,899
LONGi Green Energy Technology, Cl A	79,991	728,505
Luxshare Precision Industry, Cl A	82,052	412,520
Maxscend Microelectronics, Cl A	4,702	66,955
Ming Yuan Cloud Group Holdings (A)	77,000	70,723
Montage Technology, Cl A	7,461	63,309
National Silicon Industry, Cl A *	14,200	42,498
NAURA Technology Group, Cl A	5,808	218,101
NavInfo, Cl A	12,500	25,860
Ninestar, Cl A	26,070	193,610
OFILM Group, Cl A *	73,500	65,850
Raytron Technology, Cl A	3,448	19,403

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sangfor Technologies, Cl A	4,410	$62,903
SG Micro, Cl A	3,750	89,174
Shanghai Baosight Software, Cl A	15,262	90,833
Shanghai Baosight Software, Cl B	69,550	233,062
Shanghai Friendess Electronic Technology, Cl A	800	29,296
Shengyi Technology, Cl A	24,000	56,474
Shennan Circuits, Cl A	5,182	66,433
Shenzhen SC New Energy Technology, Cl A	3,400	66,965
Shenzhen Sunlord Electronics, Cl A	5,200	18,966
Shenzhen Transsion Holdings, Cl A	4,876	51,166
StarPower Semiconductor, Cl A	1,140	65,740
Sunny Optical Technology Group	105,480	1,425,678
Suzhou Dongshan Precision Manufacturing, Cl A	33,200	131,319
TCL Zhonghuan Renewable Energy Technology, Cl A	34,900	262,908
Thunder Software Technology, Cl A	4,400	92,642
Tianjin 712 Communication & Broadcasting, Cl A	8,000	36,595
Tianma Microelectronics, Cl A	53,600	77,152
Tianshui Huatian Technology, Cl A	32,800	43,035
TongFu Microelectronics, Cl A *	14,200	34,676
TravelSky Technology, Cl H	203,400	337,363
Trina Solar, Cl A	16,121	198,123
Unigroup Guoxin Microelectronics, Cl A	6,600	206,196
Unisplendour, Cl A	31,413	86,385
Westone Information Industry, Cl A	4,400	28,572
Will Semiconductor Shanghai, Cl A	12,986	202,281
Wingtech Technology, Cl A	13,740	139,581
Wuhan Guide Infrared, Cl A	34,365	63,256
WUS Printed Circuit Kunshan, Cl A	19,420	34,798
Xiamen Faratronic, Cl A	1,260	38,975
Xiaomi, Cl B *	1,171,700	1,841,906

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	790,900	$1,344,043
Yangzhou Yangjie Electronic Technology, Cl A	1,900	17,557
Yealink Network Technology, Cl A	8,100	91,054
Yonyou Network Technology, Cl A	53,656	165,669
Zhejiang Dahua Technology, Cl A	61,993	135,961
Zhejiang Jingsheng Mechanical & Electrical, Cl A	13,600	147,061
Zhongji Innolight, Cl A	8,200	39,817
Zhuzhou Hongda Electronics, Cl A	2,500	19,355
ZTE, Cl A	58,231	210,579
ZTE, Cl H	157,600	338,895
TOTAL CHINA		18,472,383
HONG KONG — 1.0%
Information Technology — 1.0%
Kingboard Laminates Holdings	198,900	182,179
TOTAL COMMON STOCK
(Cost $24,405,322)		18,654,562

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $30,328)	30,328	30,328

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Information Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $25,695 (collateralized by various U.S. Treasury Obligations, ranging in par value $448 - $2,715, 0.750%, 01/31/2028, with a total market value of $26,186)
(Cost $25,690)	$25,690	$25,690
TOTAL INVESTMENTS — 100.1%
(Cost $24,461,340)		$18,710,580

Percentages are based on Net Assets of $18,685,341.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $53,042.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $56,018.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,654,562	$—	$—	$18,654,562
Short-Term Investment	30,328	—	—	30,328
Repurchase Agreement	—	25,690	—	25,690
Total Investments in Securities	$18,684,890	$25,690	$—	$18,710,580

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 96.5%
Communication Services — 96.5%
37 Interactive Entertainment Network Technology Group, Cl A	88,851	$256,969
Autohome ADR	10,738	383,239
Baidu, Cl A *	43,808	739,444
Beijing Enlight Media, Cl A	188,200	232,714
Bilibili, Cl Z *	14,169	340,783
China Literature *	600	2,366
China Tower, Cl H	3,300,600	424,668
China United Network Communications, Cl A	565,900	288,280
Focus Media Information Technology, Cl A	307,000	268,684
G-bits Network Technology Xiamen, Cl A	4,664	245,190
Giant Network Group, Cl A	130,900	162,249
iQIYI ADR * (A)	74,592	284,941
JOYY ADR	7,256	187,858
Kanzhun ADR *	13,285	312,330
Kingsoft	92,100	307,982
Kuaishou Technology, Cl B *	60,100	604,836
Kunlun Tech, Cl A	77,400	164,364
Mango Excellent Media, Cl A	53,820	249,940
National Agricultural Holdings *(B)(C)(D)	204,200	3
NetEase	36,315	669,407
Perfect World, Cl A	124,410	274,325
Tencent Holdings	15,615	610,286
Tencent Music Entertainment Group ADR *	576	2,425
Weibo ADR *	11,880	228,334
Zhejiang Century Huatong Group, Cl A *	340,720	226,043
TOTAL CHINA		7,467,660
HONG KONG — 3.5%
Communication Services — 3.5%
Alibaba Pictures Group *	3,151,300	268,968

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Communication Services ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $10,505,585)		$7,736,628

SHORT-TERM INVESTMENT(E)(F) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $128,103)	128,103	128,103

REPURCHASE AGREEMENT(E) — 1.4%

BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $108,534 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,892 - $11,469, 0.750%, 01/31/2028, with a total market value of $110,616)
(Cost $108,514)	$108,514	108,514
TOTAL INVESTMENTS — 103.1%
(Cost $10,742,202)		$7,973,245

Percentages are based on Net Assets of $7,736,648.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $211,681.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $3 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2022, was $3 and represents 0.0% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $236,617.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Communication Services ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,736,625	$—	$3	$7,736,628
Short-Term Investment	128,103	—	—	128,103
Repurchase Agreement	—	108,514	—	108,514
Total Investments in Securities	$7,864,728	$108,514	$3	$7,973,245

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA — 99.4%
Utilities — 99.4%
Beijing Enterprises Holdings	41,700	$133,601
Beijing Enterprises Water Group	373,100	113,120
CECEP Solar Energy, Cl A *	39,800	52,514
CECEP Wind-Power, Cl A	66,000	53,267
CGN Power, Cl H	542,400	125,065
China Gas Holdings	195,590	300,988
China Longyuan Power Group, Cl H	140,900	225,443
China National Nuclear Power, Cl A	95,600	87,349
China Power International Development	281,500	159,220
China Resources Gas Group	60,020	251,934
China Resources Power Holdings	73,950	139,047
China Three Gorges Renewables Group, Cl A	134,400	124,990
China Yangtze Power, Cl A	82,700	292,453
ENN Energy Holdings	20,390	332,218
ENN Natural Gas, Cl A	24,300	62,038
GD Power Development, Cl A *	156,400	88,242
Guangdong Investment	111,760	108,914
Huadian Power International, Cl A	91,400	58,472
Huaneng Power International, Cl A *	34,000	35,345
Huaneng Power International, Cl H *	221,400	105,766
Kunlun Energy	170,260	125,365
SDIC Power Holdings, Cl A	54,200	82,912
Shenzhen Energy Group, Cl A	57,780	54,676
Sichuan Chuantou Energy, Cl A	37,100	68,510
TOTAL CHINA		3,181,449
TOTAL COMMON STOCK
(Cost $3,239,813)		3,181,449

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Utilities ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 3.1%
U.S. Treasury Bill 1.642%, 08/02/22(A)
(Cost $99,995)	$100,000	$99,995
TOTAL INVESTMENTS — 102.5%
(Cost $3,339,808)		$3,281,444

Percentages are based on Net Assets of $3,202,724.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,181,449	$—	$—	$3,181,449
U.S. Treasury Obligation	—	99,995	—	99,995
Total Investments in Securities	$3,181,449	$99,995	$—	$3,281,444

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.0%
CHINA — 99.0%
Real Estate — 99.0%
A-Living Smart City Services, Cl H	128,250	$156,679
China Jinmao Holdings Group	994,600	230,598
China Merchants Shekou Industrial Zone Holdings, Cl A	97,500	197,807
China Overseas Land & Investment	319,500	881,180
China Overseas Property Holdings	16,300	17,027
China Resources Land	211,600	882,801
China Resources Mixc Lifestyle Services	3,850	16,332
China Vanke, Cl A	99,800	254,348
China Vanke, Cl H	244,500	465,335
CIFI Ever Sunshine Services Group	164,000	118,249
CIFI Holdings Group	686,304	186,222
Country Garden Holdings	784,600	302,849
Country Garden Services Holdings	259,200	577,181
Gemdale, Cl A	74,500	129,411
Greentown China Holdings	150,900	297,959
Greentown Service Group	255,400	228,073
Hopson Development Holdings	148,667	196,584
Jinke Properties Group, Cl A *	154,700	60,022
KE Holdings ADR *	41,415	584,366
Longfor Group Holdings	195,300	651,838
Poly Developments and Holdings Group, Cl A	120,153	296,610
Seazen Group *	426,100	146,016
Seazen Holdings, Cl A *	37,800	117,159
Shanghai Lingang Holdings, Cl A	53,000	95,674
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	216,485	190,290
Shanghai Zhangjiang High-Tech Park Development, Cl A	45,900	79,051
Wharf Holdings	150,200	549,146
Youngor Group, Cl A	104,600	100,994
Yuexiu Property	241,220	301,145

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI China Real Estate ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Zhejiang China Commodities City Group, Cl A	133,100	$104,268
TOTAL CHINA		8,415,214
TOTAL COMMON STOCK
(Cost $11,107,681)		8,415,214

U.S. TREASURY OBLIGATION — 17.6%
U.S. Treasury Bill 1.640%, 08/02/22(A)
(Cost $1,499,932)	$1,500,000	1,499,923
TOTAL INVESTMENTS — 116.6%
(Cost $12,607,613)		$9,915,137

Percentages are based on Net Assets of $8,501,901.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,415,214	$—	$—	$8,415,214
U.S. Treasury Obligation	—	1,499,923	—	1,499,923
Total Investments in Securities	$8,415,214	$1,499,923	$—	$9,915,137

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.3%
GREECE — 96.5%
Communication Services — 15.1%
Hellenic Telecommunications Organization	981,107	$16,826,466
Consumer Discretionary — 15.9%
FF Group *(A)(B)(C)	452,712	5
FF Group ADR *(A)(B)(C)	200,300	2
JUMBO	334,727	5,170,754
OPAP	907,193	12,524,745
		17,695,506
Consumer Staples — 1.9%
Sarantis	297,777	2,095,032
Energy — 7.3%
Hellenic Petroleum Holdings	419,744	2,692,066
Motor Oil Hellas Corinth Refineries	315,394	5,434,889
		8,126,955
Financials — 27.0%
Alpha Services and Holdings *	10,357,504	9,135,278
Eurobank Ergasias Services and Holdings *	12,106,417	11,033,328
Hellenic Exchanges - Athens Stock Exchange	519,431	1,742,506
National Bank of Greece *	1,577,994	4,904,230
Piraeus Financial Holdings *	3,472,187	3,136,096
		29,951,438
Industrials — 13.5%
Aegean Airlines *	342,505	1,809,036
Capital Product Partners (D)	131,062	1,963,309
Ellaktor *	1,648,882	2,679,960
GEK Terna Holding Real Estate Construction *	364,999	3,584,004
Mytilineos	321,510	4,933,800
		14,970,109
Real Estate — 2.6%
LAMDA Development *	487,042	2,880,348

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 13.2%
Athens Water Supply & Sewage	327,648	$2,672,687
Holding ADMIE IPTO	974,965	1,829,184
Public Power *	806,108	4,738,524
Terna Energy	302,234	5,393,018
		14,633,413
TOTAL GREECE		107,179,267
UNITED STATES — 2.8%
Materials — 2.8%
Titan Cement International	266,639	3,045,035
TOTAL COMMON STOCK
(Cost $135,374,955)		110,224,302

U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Bill
1.641%, 08/02/22(E)
(Cost $2,499,886)	$2,500,000	2,499,871
TOTAL INVESTMENTS — 101.5%
(Cost $137,874,841)		$112,724,173

Percentages are based on Net Assets of $111,022,333.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $7 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2022, was $7 and represents 0.0% of Net Assets.
(D)	Security considered Master Limited Partnership. At July 31, 2022, these securities amounted to $1,963,309 or 1.7% of Net Assets.
(E)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$110,224,295	$—	$7	$110,224,302
U.S. Treasury Obligation	—	2,499,871	—	2,499,871
Total Investments in Securities	$110,224,295	$2,499,871	$7	$112,724,173

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 94.7%
FRANCE — 5.4%
Industrials — 5.4%
Airbus	12,382	$1,325,403
GERMANY — 77.8%
Communication Services — 5.6%
Deutsche Telekom	73,231	1,381,841
Consumer Discretionary — 10.5%
adidas	3,598	615,607
Bayerische Motoren Werke	6,788	550,111
Continental	2,283	161,134
Mercedes-Benz Group	16,673	972,775
Puma	2,116	141,580
Zalando *	4,883	136,174
		2,577,381
Consumer Staples — 1.3%
Beiersdorf	2,069	212,336
HelloFresh *	3,673	100,558
		312,894
Financials — 14.1%
Allianz	8,633	1,560,882
Deutsche Bank	43,175	375,343
Deutsche Boerse	3,887	675,755
Hannover Rueck	1,318	185,861
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,966	668,668
		3,466,509
Health Care — 9.8%
Bayer	20,844	1,211,453
Fresenius & KGaA	8,771	223,136
Fresenius Medical Care & KGaA	4,195	154,672
Merck KGaA	2,729	516,733
Siemens Healthineers	5,886	300,202
		2,406,196

Schedule of Investments (Unaudited)	July 31, 2022

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 13.4%
Brenntag	3,321	$231,484
Daimler Truck Holding *	9,990	270,854
Deutsche Post	20,529	814,269
MTU Aero Engines	1,126	215,962
Siemens	15,908	1,760,581
		3,293,150
Information Technology — 11.2%
Infineon Technologies	27,595	747,043
SAP	21,870	2,022,138
		2,769,181
Materials — 5.9%
BASF	19,124	846,582
Covestro	4,020	136,210
HeidelbergCement	2,988	150,812
Symrise, Cl A	2,815	326,067
		1,459,671
Real Estate — 2.0%
Vonovia	15,187	502,811
Utilities — 4.0%
E.ON	44,026	393,694
RWE	14,332	587,175
		980,869
TOTAL GERMANY		19,150,503
UNITED KINGDOM — 10.5%
Materials — 10.5%
Linde	8,546	2,574,091
UNITED STATES — 1.0%
Health Care — 1.0%
QIAGEN *	4,802	239,236
TOTAL COMMON STOCK
(Cost $29,365,018)		23,289,233

Schedule of Investments (Unaudited)	July 31, 2022

Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — 5.3%
GERMANY— 5.3%
Consumer Discretionary — 3.5%
Porsche Automobil Holding (A)	3,290	$236,167
Volkswagen (A)	4,379	613,050
		849,217
Consumer Staples — 0.9%
Henkel & KGaA (A)	3,588	227,851
Health Care — 0.9%
Sartorius (A)	519	230,466
TOTAL GERMANY		1,307,534
TOTAL PREFERRED STOCK
(Cost $1,936,594)		1,307,534
TOTAL INVESTMENTS — 100.0%
(Cost $31,301,612)		$24,596,767

Percentages are based on Net Assets of $24,600,676.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 2.9%
Industrials — 2.9%
Fosun International	364,590	$287,496
IRELAND — 0.6%
Industrials — 0.6%
Fusion Fuel Green, Cl A * (A)	8,615	60,133
PORTUGAL — 75.2%
Communication Services — 5.2%
NOS SGPS	108,376	408,207
Pharol SGPS *	678,367	51,877
Sonaecom	31,445	61,400
		521,484
Consumer Discretionary — 1.4%
Ibersol SGPS	23,394	141,214
Consumer Staples — 9.9%
Jeronimo Martins (A)	22,932	528,914
Sonae	413,441	467,937
		996,851
Energy — 4.0%
Galp Energia	38,816	406,869
Financials — 3.5%
Banco Comercial Portugues, Cl R	2,401,138	353,782
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	11
		353,793
Industrials — 4.3%
CTT-Correios de Portugal	93,394	317,589
Mota-Engil (A)	91,307	114,328
		431,917
Information Technology — 0.4%
Novabase SGPS	7,877	38,713

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 15.0%
Altri	67,365	$395,647
Corticeira Amorim SGPS	38,589	409,211
Navigator	103,786	426,264
Ramada Investimentos E Industria	6,302	45,109
Semapa-Sociedade de Investimento e Gestao	16,165	235,372
		1,511,603
Utilities — 31.5%
Energias de Portugal	448,204	2,257,175
Greenvolt-Energias Renovaveis *	55,193	496,367
REN - Redes Energeticas Nacionais	145,360	409,818
		3,163,360
TOTAL PORTUGAL		7,565,804
SPAIN — 21.4%
Utilities — 21.4%
EDP Renovaveis (A)	83,225	2,146,964
TOTAL COMMON STOCK
(Cost $13,280,765)		10,060,397

U.S. TREASURY OBLIGATION — 4.0%
U.S. Treasury Bill
1.640%, 08/02/22(E)
(Cost $399,982)	$400,000	399,980

SHORT-TERM INVESTMENT(F)(G) — 11.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $1,155,528)	1,155,528	1,155,528

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENT(F) — 9.7%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $979,006 (collateralized by various U.S. Treasury Obligations, ranging in par value $17,067 - $103,457, 0.750%, 01/31/2028, with a total market value of $997,816)
(Cost $978,829)	$978,829	$978,829
TOTAL INVESTMENTS — 125.3%
(Cost $15,815,104)		$12,594,734

Percentages are based on Net Assets of $10,054,156.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $2,047,014.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $11 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2022, was $11 and represents 0.0% of Net Assets.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $2,134,357.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$10,060,386	$—	$11	$10,060,397
U.S. Treasury Obligation	—	399,980	—	399,980
Short-Term Investment	1,155,528	—	—	1,155,528
Repurchase Agreement	—	978,829	—	978,829
Total Investments in Securities	$11,215,914	$1,378,809	$11	$12,594,734

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Portugal ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 71.8%
BRAZIL — 1.8%
Consumer Staples — 1.8%
Cia Brasileira de Distribuicao	149,605	$469,418
CANADA — 2.3%
Energy — 2.3%
Parex Resources	31,115	578,906
CHILE — 5.1%
Energy — 2.8%
Empresas Copec	86,895	711,314
Utilities — 2.3%
Enel Americas	5,647,049	571,251
TOTAL CHILE		1,282,565
COLOMBIA — 56.1%
Communication Services — 2.3%
Millicom International Cellular SDR * (A)	37,044	578,634
Energy — 15.4%
Canacol Energy (A)	335,273	643,674
Ecopetrol	6,124,416	3,245,855
		3,889,529
Financials — 13.4%
Banco de Bogota	55,311	533,567
Bancolombia	241,157	2,017,490
Financiera Colombiana *	182,890	833,250
		3,384,307
Materials — 8.4%
Cementos Argos	901,332	817,107
Grupo Argos	347,852	978,385
Mineros	607,744	310,794
		2,106,286
Utilities — 16.6%
Celsia ESP	952,073	783,435

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Grupo Energia Bogota ESP	2,278,780	$1,006,964
Interconexion Electrica	503,468	2,410,842
		4,201,241
TOTAL COLOMBIA		14,159,997
UNITED STATES — 6.5%
Industrials — 3.9%
Tecnoglass (A)	43,764	980,751
Utilities — 2.6%
Brookfield Renewable, Cl A	17,043	666,371
TOTAL UNITED STATES		1,647,122
TOTAL COMMON STOCK
(Cost $22,537,320)		18,138,008
PREFERRED STOCK — 28.0%
COLOMBIA— 28.0%
Financials — 27.1%
Banco Davivienda (B)	168,877	1,202,002
Bancolombia (B)	514,704	3,783,110
Grupo Aval Acciones y Valores (B)	6,373,435	1,096,314
Grupo de Inversiones Suramericana (B)	213,209	763,231
		6,844,657
Materials — 0.9%
Grupo Argos (B)	124,160	222,230
TOTAL COLOMBIA		7,066,887
TOTAL PREFERRED STOCK
(Cost $11,604,487)		7,066,887

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 3.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $876,380)	876,380	$876,380

REPURCHASE AGREEMENT(C) — 2.9%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $742,502 (collateralized by various U.S. Treasury Obligations, ranging in par value $12,944 - $78,464, 0.750%, 01/31/2028, with a total market value of $756,765)
(Cost $742,368)	$742,368	742,368
TOTAL INVESTMENTS — 106.2%
(Cost $35,760,555)		$26,823,643

Percentages are based on Net Assets of $25,247,116.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,600,023.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $1,618,748.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class
SDR — Swedish Depository Receipt

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,138,008	$—	$—	$18,138,008
Preferred Stock	7,066,887	—	—	7,066,887
Short-Term Investment	876,380	—	—	876,380
Repurchase Agreement	—	742,368	—	742,368
Total Investments in Securities	$26,081,275	$742,368	$—	$26,823,643

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 95.6%
ARGENTINA — 46.7%
Communication Services — 3.3%
Telecom Argentina ADR (A)	190,741	$848,797
Consumer Discretionary — 3.4%
Despegar.com *	116,080	858,992
Energy — 8.3%
Transportadora de Gas del Sur ADR * (A)	154,612	924,580
YPF ADR * (A)	320,887	1,190,491
		2,115,071
Financials — 11.6%
Banco BBVA Argentina ADR (A)	161,428	432,627
Banco Macro ADR (A)	76,760	994,809
Grupo Financiero Galicia ADR (A)	163,822	1,277,812
Grupo Supervielle ADR	145,851	250,864
		2,956,112
Industrials — 1.5%
America Airports *	72,560	383,117
Materials — 6.0%
Bioceres Crop Solutions * (A)	70,671	738,512
Loma Negra Cia Industrial Argentina ADR	134,905	795,939
		1,534,451
Real Estate — 2.8%
Cresud SACIF y A ADR *	80,185	467,479
IRSA Inversiones y Representaciones ADR * (A)	59,316	245,568
		713,047
Utilities — 9.8%
Central Puerto ADR * (A)	224,644	873,865
Empresa Distribuidora Y Comercializadora Norte ADR *	45,008	272,748

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR * (A)	56,290	$1,348,146
		2,494,759
TOTAL ARGENTINA		11,904,346
BRAZIL — 34.2%
Consumer Discretionary — 29.7%
Arcos Dorados Holdings, Cl A	191,186	1,388,011
MercadoLibre *	7,585	6,171,990
		7,560,001
Consumer Staples — 4.5%
Adecoagro	139,808	1,146,425
TOTAL BRAZIL		8,706,426
CANADA — 7.3%
Materials — 7.3%
SSR Mining	53,197	876,410
Yamana Gold	205,594	981,961
TOTAL CANADA		1,858,371
CHILE — 7.4%
Consumer Staples — 7.4%
Cencosud	715,067	976,371
Cia Cervecerias Unidas	156,044	900,038
TOTAL CHILE		1,876,409
TOTAL COMMON STOCK
(Cost $43,497,169)		24,345,552
PREFERRED STOCK — 4.3%
CHILE— 4.3%
Consumer Staples — 4.3%
Embotelladora Andina (B)
(Cost $1,309,503)	598,145	1,084,762

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 8.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $2,091,377)	2,091,377	$2,091,377

REPURCHASE AGREEMENT(C) — 7.0%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $1,771,892 (collateralized by various U.S. Treasury Obligations, ranging in par value $30,890 - $187,246, 0.750%, 01/31/2028, with a total market value of $1,805,940)
(Cost $1,771,573)	$1,771,573	1,771,573
TOTAL INVESTMENTS — 115.1%
(Cost $48,669,622)		$29,293,264

Percentages are based on Net Assets of $25,457,107.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $3,898,721.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $3,862,950.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,345,552	$—	$—	$24,345,552
Preferred Stock	1,084,762	—	—	1,084,762
Short-Term Investment	2,091,377	—	—	2,091,377
Repurchase Agreement	—	1,771,573	—	1,771,573
Total Investments in Securities	$27,521,691	$1,771,573	$—	$29,293,264

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 100.0%
PAKISTAN — 100.0%
Consumer Discretionary — 1.8%
Honda Atlas Cars Pakistan	127,296	$80,676
Nishat Mills	528,443	149,069
		229,745
Energy — 23.9%
Mari Petroleum	91,387	648,458
Oil & Gas Development	1,876,075	631,272
Pakistan Oilfields	388,645	634,987
Pakistan Petroleum	1,872,069	536,164
Pakistan State Oil	868,380	626,541
		3,077,422
Financials — 23.0%
Bank Al Habib	2,236,010	538,139
Bank Alfalah	2,505,454	351,917
Habib Bank	1,925,178	694,755
MCB Bank	1,361,903	693,089
United Bank	1,480,753	683,563
		2,961,463
Health Care — 1.6%
Searle	507,000	208,061
Industrials — 9.0%
Millat Tractors	181,653	623,260
TRG Pakistan *	1,392,765	534,437
		1,157,697
Information Technology — 5.0%
Systems	447,220	650,509
Materials — 28.8%
DG Khan Cement	872,482	191,581
Engro	941,857	924,596
Engro Fertilizers	1,812,647	599,160
Engro Polymer & Chemicals	961,500	266,887

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Pakistan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Fauji Cement *	2,582,999	$139,741
Fauji Fertilizer	1,262,154	546,634
Fauji Fertilizer Bin Qasim *	1,299,386	111,399
International Steels	511,689	116,896
Lucky Cement *	371,632	640,529
Maple Leaf Cement Factory *	1,781,306	179,100
		3,716,523
Utilities — 6.9%
Hub Power	3,297,334	888,763
TOTAL PAKISTAN		12,890,183
TOTAL COMMON STOCK
(Cost $24,571,020)		12,890,183

U.S. TREASURY OBLIGATION — 5.4%
U.S. Treasury Bill
1.640%, 08/02/22(A)
(Cost $699,968)	$700,000	699,964
TOTAL INVESTMENTS — 105.4%
(Cost $25,270,988)		$13,590,147

Percentages are based on Net Assets of $12,895,207.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,890,183	$—	$—	$12,890,183
U.S. Treasury Obligation	—	699,964	—	699,964
Total Investments in Securities	$12,890,183	$699,964	$—	$13,590,147

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Pakistan ETF

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 94.2%
NIGERIA — 90.1%
Communication Services — 5.5%
Nigeria Communications	4,864,255	$2,286,171
Consumer Staples — 23.5%
Dangote Sugar Refinery	37,659,094	1,415,257
Flour Mills of Nigeria	24,002,438	1,719,493
Nestle Nigeria	1,149,667	3,408,631
Nigerian Breweries	13,145,296	1,472,767
UAC of Nigeria	36,655,141	964,269
Unilever Nigeria	23,383,901	779,921
		9,760,338
Financials — 38.6%
Access Bank	69,588,623	1,471,046
FBN Holdings	105,964,770	2,737,786
FCMB Group	162,598,933	1,183,926
Fidelity Bank	177,840,873	1,328,324
Guaranty Trust Holding	62,675,911	2,922,177
Stanbic IBTC Holdings	19,605,429	1,307,796
Sterling Bank	201,593,633	733,929
United Bank for Africa	89,619,784	1,515,590
Zenith Bank	59,101,971	2,873,543
		16,074,117
Materials — 19.9%
Dangote Cement	10,522,666	6,549,634
Lafarge Africa	31,522,330	1,732,525
		8,282,159
Real Estate — 0.0%
UPDC Real Estate Investment Trust ‡	647	5
Utilities — 2.6%
Transnational Corp of Nigeria	417,740,027	1,098,929
TOTAL NIGERIA		37,501,719

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOGO — 4.1%
Financials — 4.1%
Ecobank Transnational	72,220,468	$1,679,348
TOTAL COMMON STOCK
(Cost $41,294,068)		39,181,067

U.S. TREASURY OBLIGATION — 3.6%
U.S. Treasury Bill
1.640%, 08/02/22(A)
(Cost $1,499,932)	$1,500,000	1,499,923
TOTAL INVESTMENTS — 97.8%
(Cost $42,794,000)		$40,680,990

Percentages are based on Net Assets of $41,612,174.

‡	Real Estate Investment Trust
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,181,067	$—	$—	$39,181,067
U.S. Treasury Obligation	—	1,499,923	—	1,499,923
Total Investments in Securities	$39,181,067	$1,499,923	$—	$40,680,990

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.7%
VIETNAM — 99.7%
Consumer Discretionary — 0.2%
FPT DIGITAL RETAIL JSC	3,900	$12,031
Consumer Staples — 17.7%
Hoang Anh Gia Lai International Agriculture JSC *	64,600	17,963
KIDO Group	34,000	102,699
Masan Group	102,020	463,767
Saigon Beer Alcohol Beverage	12,200	94,087
Thanh Thanh Cong - Bien Hoa JSC *	78,000	60,154
Vietnam Dairy Products JSC	104,700	326,571
Vinh Hoan	23,900	84,377
		1,149,618
Energy — 2.2%
PetroVietnam Drilling & Well Services JSC *	68,320	49,323
PetroVietnam Technical Service	63,500	62,575
Vietnam National Petroleum Group *	18,600	32,753
		144,651
Financials — 18.3%
Bank for Foreign Trade of Vietnam JSC	94,975	303,969
Bank for Investment and Development of Vietnam JSC	51,376	82,105
Bao Viet Holdings	20,600	51,015
Ho Chi Minh City Development Joint Stock Commercial Bank *	47,400	49,045
National Citizen Commercial JSC *	18,228	22,492
Saigon - Hanoi Commercial Joint Stock Bank *	75,200	47,201
Saigon - Hanoi Securities JSC	42,125	23,644
Saigon Thuong Tin Commercial JSB *	128,600	136,093
SSI Securities	209,250	191,409
Viet Capital Securities JSC	36,800	63,856
Vietnam Joint Stock Commercial Bank for Industry and Trade	64,800	75,517
VIX Securities JSC	36,400	17,311

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
VNDirect Securities	153,040	$125,238
		1,188,895
Industrials — 10.6%
Bamboo Capital JSC *	18,900	12,349
Development Investment Construction JSC *	41,480	68,067
Gelex Group JSC	96,700	95,291
Gemadept	10,400	22,279
Ha Do Group JSC	11,208	25,403
Hoang Huy Investment Financial Services JSC	85,916	43,437
IDICO JSC	20,240	53,505
PC1 Group JSC *	8,200	13,070
Sai Gon Cargo Service	1,200	8,298
Tan Tao Investment & Industry JSC *	36,700	11,683
Tasco JSC *	13,500	17,121
Thaiholdings JSC *	34,200	83,522
Vietjet Aviation JSC *	35,200	189,573
Vietnam Construction and Import-Export JSC	34,210	32,979
Viettel Construction Joint Stock	3,570	10,324
		686,901
Information Technology — 0.3%
Digiworld	7,020	17,625
Materials — 12.9%
An Phat Holdings JSC *	27,475	15,303
Duc Giang Chemicals JSC	30,380	116,235
Hoa Phat Group JSC	554,840	511,100
Hoa Sen Group *	54,800	39,797
Nam Kim Steel JSC	11,760	8,969
PetroVietNam Ca Mau Fertilizer JSC	12,000	15,064
Petrovietnam Fertilizer & Chemicals JSC	37,200	71,085
Phuoc Hoa Rubber JSC	15,300	43,855

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vietnam Rubber Group	17,100	$17,510
		838,918
Real Estate — 34.1%
Dat Xanh Group JSC *	51,300	54,509
Dat Xanh Real Estate Services JSC	13,734	9,562
Hai Phat Investment JSC *	15,700	17,624
Khang Dien House Trading and Investment JSC *	67,760	108,869
Kinh Bac City Development Share Holding *	65,200	105,315
Nam Long Investment	22,700	38,076
No Va Land Investment Group *	120,891	385,877
Phat Dat Real Estate Development *	60,789	136,997
Van Phu - Invest Investment JSC *	26,800	71,191
Vincom Retail JSC *	192,100	230,454
Vingroup JSC *	185,300	508,106
Vinhomes JSC	212,000	544,079
		2,210,659
Utilities — 3.4%
Binh Duong Water Enviroment JSC	4,300	8,788
PetroVietnam Gas JSC	15,700	72,311
PetroVietnam Nhon Trach 2 Power JSC	35,700	39,769
PetroVietnam Power	120,500	68,923
Pha Lai Thermal Power JSC	37,800	28,342
		218,133
TOTAL VIETNAM		6,467,431
TOTAL COMMON STOCK
(Cost $8,190,507)		6,467,431
TOTAL INVESTMENTS — 99.7%
(Cost $8,190,507)		$6,467,431

Percentages are based on Net Assets of $6,484,474.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Vietnam ETF

*	Non-income producing security.

JSC — Joint Stock Company

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.8%
BAHRAIN — 1.0%
Financials — 1.0%
Ahli United Bank BSC	194,203	$193,158
BANGLADESH — 0.9%
Health Care — 0.6%
Square Pharmaceuticals	52,577	115,949
Industrials — 0.3%
Bangladesh Export Import	51,965	62,649
TOTAL BANGLADESH		178,598
CHILE — 1.0%
Consumer Discretionary — 0.4%
Falabella	31,820	70,942
Financials — 0.6%
Banco de Chile	656,166	62,229
Banco de Credito e Inversiones	772	23,281
Banco Santander Chile	947,240	37,499
		123,009
TOTAL CHILE		193,951
COLOMBIA — 0.5%
Utilities — 0.5%
Interconexion Electrica	18,769	89,875
CZECH REPUBLIC — 1.8%
Financials — 0.2%
Komercni Banka	1,090	27,453
Moneta Money Bank	5,038	16,737
		44,190
Utilities — 1.6%
CEZ	6,739	305,117
TOTAL CZECH REPUBLIC		349,307

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
EGYPT — 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	24,227	$48,531
GREECE — 1.8%
Communication Services — 0.7%
Hellenic Telecommunications Organization	8,400	144,064
Consumer Discretionary — 0.6%
OPAP	8,222	113,513
Financials — 0.3%
Alpha Services and Holdings *	31,748	28,002
National Bank of Greece *	8,091	25,146
		53,148
Utilities — 0.2%
Public Power *	8,971	52,734
TOTAL GREECE		363,459
ICELAND — 1.4%
Financials — 0.3%
Arion Banki HF	38,273	49,756
Industrials — 1.1%
Marel HF	48,252	218,932
TOTAL ICELAND		268,688
INDONESIA — 10.4%
Communication Services — 2.7%
Sarana Menara Nusantara	748,336	59,282
Telkom Indonesia Persero	1,441,058	410,968
Tower Bersama Infrastructure	258,329	53,468
		523,718
Consumer Discretionary — 1.4%
Astra International	666,209	284,090
Consumer Staples — 1.9%
Charoen Pokphand Indonesia	246,437	93,042

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Gudang Garam	16,432	$30,853
Indofood CBP Sukses Makmur	75,974	45,203
Indofood Sukses Makmur	143,502	65,789
Sumber Alfaria Trijaya	554,549	70,101
Unilever Indonesia	254,838	77,487
		382,475
Financials — 3.8%
Bank Central Asia	636,070	315,194
Bank Jago *	46,756	33,335
Bank Mandiri	217,169	121,158
Bank Negara Indonesia Persero	86,789	45,933
Bank Rakyat Indonesia Persero	781,432	229,701
		745,321
Health Care — 0.4%
Kalbe Farma	690,220	75,386
Materials — 0.2%
Semen Indonesia Persero	96,495	42,449
TOTAL INDONESIA		2,053,439
JORDAN — 0.1%
Information Technology — 0.1%
Arab Bank	2,808	19,961
KAZAKHSTAN — 1.3%
Energy — 0.8%
NAC Kazatomprom JSC GDR	5,400	160,920
Financials — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR *	2,476	23,101
Kaspi.KZ JSC GDR	1,468	77,070
		100,171
TOTAL KAZAKHSTAN		261,091

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KENYA — 1.3%
Communication Services — 1.3%
Safaricom	1,002,501	$252,522
KUWAIT — 2.3%
Financials — 2.0%
Gulf Bank KSCP	23,581	27,607
National Bank of Kuwait SAK	104,370	362,819
		390,426
Real Estate — 0.3%
Mabanee KPSC	26,294	69,797
TOTAL KUWAIT		460,223
LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	1,917	33,252
MALAYSIA — 7.3%
Communication Services — 1.6%
Axiata Group	116,622	75,206
DiGi.com	129,157	105,345
Maxis	99,445	82,005
Telekom Malaysia	48,204	61,521
		324,077
Consumer Staples — 1.2%
Nestle Malaysia	2,968	89,830
PPB Group	26,545	97,102
QL Resources	46,531	55,413
		242,345
Energy — 0.3%
Petronas Dagangan	12,680	63,820
Financials — 2.1%
CIMB Group Holdings	96,264	112,692
Hong Leong Bank	9,370	44,171
Public Bank	211,543	220,550

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
RHB Bank	21,354	$28,213
		405,626
Health Care — 0.3%
Top Glove	225,333	48,859
Industrials — 0.2%
Malaysia Airports Holdings *	28,107	39,472
Utilities — 1.6%
Petronas Gas	32,730	126,051
Tenaga Nasional	107,475	199,471
		325,522
TOTAL MALAYSIA		1,449,721
MEXICO — 5.5%
Communication Services — 0.8%
Grupo Televisa	100,190	158,155
Consumer Staples — 0.5%
Kimberly-Clark de Mexico, Cl A	63,262	93,275
Financials — 1.4%
Grupo Financiero Banorte, Cl O	37,716	214,861
Grupo Financiero Inbursa, Cl O *	31,996	58,993
		273,854
Industrials — 2.1%
Grupo Aeroportuario del Pacifico, Cl B	15,190	206,209
Grupo Aeroportuario del Sureste, Cl B	8,084	152,464
Promotora y Operadora de Infraestructura	9,656	69,734
		428,407
Real Estate — 0.7%
Fibra Uno Administracion ‡	133,356	136,300
TOTAL MEXICO		1,089,991

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MOROCCO — 1.2%
Communication Services — 0.9%
Itissalat Al-Maghrib	14,657	$169,264
Financials — 0.3%
Attijariwafa Bank	1,232	51,411
Banque Centrale Populaire	509	12,349
		63,760
TOTAL MOROCCO		233,024
NIGERIA — 0.6%
Financials — 0.1%
Guaranty Trust Holding	216,406	10,089
Zenith Bank	230,376	11,201
		21,290
Materials — 0.5%
Dangote Cement	146,538	91,210
TOTAL NIGERIA		112,500
OMAN — 0.2%
Financials — 0.2%
BankMuscat SAOG	27,669	43,115
PERU — 0.7%
Financials — 0.7%
Credicorp	1,057	136,776
PHILIPPINES — 4.5%
Communication Services — 0.6%
PLDT	3,661	109,969
Financials — 0.6%
Bank of the Philippine Islands	25,971	43,811
BDO Unibank	28,522	61,825
Metropolitan Bank & Trust	25,596	22,564
		128,200

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
SM Investments	10,035	$141,160
Real Estate — 2.3%
Ayala Land	308,206	141,161
SM Prime Holdings	482,319	320,204
		461,365
Utilities — 0.3%
Manila Electric	9,549	58,891
TOTAL PHILIPPINES		899,585
POLAND — 2.9%
Communication Services — 0.3%
Cyfrowy Polsat	10,907	46,998
Consumer Discretionary — 0.4%
Allegro.eu *	14,935	80,636
Consumer Staples — 0.8%
Dino Polska *	2,041	159,121
Financials — 1.0%
Bank Polska Kasa Opieki	2,656	41,929
Powszechna Kasa Oszczednosci Bank Polski	12,701	71,738
Powszechny Zaklad Ubezpieczen	8,739	57,068
Santander Bank Polska	510	25,826
		196,561
Utilities — 0.4%
PGE Polska Grupa Energetyczna *	38,059	84,870
TOTAL POLAND		568,186
QATAR — 6.0%
Energy — 1.1%
Qatar Fuel QSC	20,639	100,935
Qatar Gas Transport	105,614	118,324
		219,259

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.8%
Commercial Bank PSQC	28,551	$57,200
Masraf Al Rayan QSC	82,343	99,488
Qatar International Islamic Bank QSC	10,511	34,058
Qatar Islamic Bank SAQ	24,001	169,442
		360,188
Industrials — 1.5%
Industries Qatar QSC	63,133	294,710
Materials — 0.7%
Mesaieed Petrochemical Holding	186,288	139,137
Real Estate — 0.4%
Barwa Real Estate	80,756	79,830
Utilities — 0.5%
Qatar Electricity & Water QSC	18,637	94,727
TOTAL QATAR		1,187,851
ROMANIA — 2.1%
Energy — 1.2%
OMV Petrom	1,323,688	145,143
Societatea Nationala de Gaze Naturale ROMGAZ	9,621	95,343
		240,486
Financials — 0.4%
Banca Transilvania	153,544	62,580
BRD-Groupe Societe Generale	5,913	15,805
		78,385
Real Estate — 0.5%
NEPI Rockcastle	19,351	106,423
TOTAL ROMANIA		425,294
SAUDI ARABIA — 10.2%
Communication Services — 2.0%
Etihad Etisalat	6,714	67,569

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Mobile Telecommunications Saudi Arabia *	7,542	$23,534
Saudi Research & Media Group *	640	32,988
Saudi Telecom	10,522	281,259
		405,350
Consumer Discretionary — 0.2%
Jarir Marketing	1,020	44,265
Consumer Staples — 0.5%
Almarai JSC	4,449	61,831
Savola Group	4,655	41,085
		102,916
Financials — 4.7%
Al Rajhi Bank	11,974	285,642
Alinma Bank	6,074	61,532
Arab National Bank	3,716	30,769
Bank AlBilad *	3,034	40,066
Bank Al-Jazira	2,358	16,448
Banque Saudi Fransi	3,659	49,683
Bupa Arabia for Cooperative Insurance	351	15,046
Riyad Bank	8,368	81,318
Saudi British Bank	5,788	64,722
Saudi Investment Bank	3,029	16,935
Saudi National Bank	13,398	250,053
Saudi Tadawul Group Holding	222	13,062
		925,276
Health Care — 0.7%
Dr Sulaiman Al Habib Medical Services Group	1,559	85,504
Mouwasat Medical Services	871	57,000
		142,504
Information Technology — 0.2%
Elm	427	33,423

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.2%
SABIC Agri-Nutrients	3,750	$132,788
Saudi Kayan Petrochemical *	13,076	52,220
Yanbu National Petrochemical	4,503	59,345
		244,353
Real Estate — 0.2%
Dar Al Arkan Real Estate Development *	9,406	31,504
Utilities — 0.5%
Saudi Electricity	14,832	97,300
TOTAL SAUDI ARABIA		2,026,891
SOUTH AFRICA — 8.7%
Communication Services — 0.6%
MultiChoice Group	15,936	113,852
Consumer Discretionary — 1.0%
Mr Price Group	10,883	117,672
Pepkor Holdings	70,667	85,686
		203,358
Consumer Staples — 2.3%
Clicks Group	10,173	170,865
Shoprite Holdings	20,979	282,383
		453,248
Financials — 4.1%
Absa Group	11,886	121,304
Capitec Bank Holdings	1,264	151,142
Discovery *	7,401	56,993
Nedbank Group	6,758	87,987
Old Mutual	70,004	47,652
Remgro	7,808	64,046
Sanlam	26,292	86,028
Standard Bank Group	19,500	187,270
		802,422

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.7%
African Rainbow Minerals	4,752	$66,693
Harmony Gold Mining	23,504	74,648
		141,341
TOTAL SOUTH AFRICA		1,714,221
SRI LANKA — 0.1%
Industrials — 0.1%
John Keells Holdings	58,710	19,489
THAILAND — 9.6%
Communication Services — 1.1%
Advanced Info Service NVDR	30,197	164,890
Intouch Holdings PCL NVDR	28,287	53,792
		218,682
Consumer Discretionary — 0.8%
Central Retail NVDR	45,524	45,141
Home Product Center NVDR	149,237	53,921
PTT Oil & Retail Business NVDR	75,692	51,921
		150,983
Consumer Staples — 1.4%
Berli Jucker NVDR	31,668	27,960
CP ALL NVDR	148,452	247,017
		274,977
Energy — 1.0%
PTT Exploration & Production NVDR	35,259	155,653
Thai Oil NVDR	28,211	39,278
		194,931
Financials — 0.2%
Krungthai Card NVDR	8,512	13,238
SCB X NVDR	7,357	20,286
Srisawad NVDR	7,128	9,634
		43,158

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.2%
Bangkok Dusit Medical Services NVDR	262,411	$190,695
Bumrungrad Hospital NVDR	11,987	59,268
		249,963
Industrials — 1.5%
Airports of Thailand NVDR *	108,992	208,006
Bangkok Expressway & Metro NVDR	192,299	45,449
BTS Group Holdings PCL NVDR	198,813	46,449
		299,904
Materials — 0.2%
SCG Packaging NVDR	32,485	45,008
Real Estate — 0.7%
Central Pattana NVDR	52,083	89,847
Land & Houses NVDR	210,590	48,629
		138,476
Utilities — 1.5%
Electricity Generating	6,020	30,255
Electricity Generating NVDR	900	4,523
Energy Absolute NVDR	43,371	95,732
Global Power Synergy NVDR	18,666	34,356
Gulf Energy Development NVDR	75,707	97,179
Ratch Group NVDR	27,192	28,256
		290,301
TOTAL THAILAND		1,906,383
TURKEY — 1.5%
Communication Services — 0.2%
Turkcell Iletisim Hizmetleri	51,368	48,511
Consumer Staples — 0.5%
BIM Birlesik Magazalar	19,281	99,114
Financials — 0.1%
Akbank Turk	44,149	21,266

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	29,265	$36,262
Materials — 0.5%
Eregli Demir ve Celik Fabrikalari	59,311	91,433
TOTAL TURKEY		296,586
UNITED ARAB EMIRATES — 6.7%
Communication Services — 1.8%
Emirates Telecommunications Group PJSC	47,604	361,594
Consumer Discretionary — 0.7%
Abu Dhabi National Oil for Distribution PJSC	123,081	143,419
Financials — 3.2%
Abu Dhabi Commercial Bank PJSC	37,746	93,721
Abu Dhabi Islamic Bank PJSC	20,666	51,144
Dubai Islamic Bank PJSC	39,516	63,259
Emirates NBD Bank PJSC	26,442	99,345
First Abu Dhabi Bank PJSC	60,776	321,332
		628,801
Real Estate — 1.0%
Aldar Properties PJSC	151,908	202,652
TOTAL UNITED ARAB EMIRATES		1,336,466
VIETNAM — 7.8%
Consumer Staples — 2.0%
Masan Group	47,152	214,346
Saigon Beer Alcohol Beverage	50	385
Vietnam Dairy Products JSC	61,096	190,565
		405,296
Financials — 0.5%
Bank for Foreign Trade of Vietnam JSC	13,506	43,226
Ho Chi Minh City Development Joint Stock Commercial Bank *	8	9
SSI Securities	30,750	28,128

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
VNDirect Securities	27,100	$22,177
		93,540
Industrials — 0.5%
Thaiholdings JSC *	14,400	35,167
Vietjet Aviation JSC *	13,680	73,675
		108,842
Materials — 1.1%
Hoa Phat Group JSC	237,922	219,165
Real Estate — 3.7%
No Va Land Investment Group *	56,246	179,534
Vincom Retail JSC *	78,790	94,521
Vingroup JSC *	79,729	218,623
Vinhomes JSC	90,957	233,433
		726,111
TOTAL VIETNAM		1,552,954
TOTAL COMMON STOCK
(Cost $19,662,296)		19,765,088
TOTAL INVESTMENTS — 99.8%
(Cost $19,662,296)		$19,765,088

Percentages are based on Net Assets of $19,812,479.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Next Emerging & Frontier ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,700,377	$6,064,711	$—	$19,765,088
Total Investments in Securities	$13,700,377	$6,064,711	$—	$19,765,088

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 3.7%
Materials — 3.7%
Yara International	101,436	$4,312,407
FAROE ISLANDS — 1.9%
Consumer Staples — 1.9%
Bakkafrost P/F	32,120	2,231,040
FRANCE — 1.2%
Communication Services — 1.2%
Adevinta, Cl B *	184,236	1,385,462
GABON — 0.1%
Energy — 0.1%
BW Energy *	58,083	164,741
NETHERLANDS — 0.1%
Industrials — 0.1%
Meltwater *	86,986	112,472
NORWAY — 89.9%
Communication Services — 6.0%
Kahoot! *	164,816	391,092
Schibsted, Cl A	46,505	870,210
Schibsted, Cl B	61,997	1,110,719
Telenor	382,756	4,632,268
		7,004,289
Consumer Discretionary — 0.5%
Europris	102,554	604,663
Consumer Staples — 13.9%
Austevoll Seafood	59,169	725,880
Grieg Seafood	32,999	503,476
Leroy Seafood Group	189,977	1,483,658
Mowi	279,774	6,430,389
Norway Royal Salmon *	7,873	202,373
Orkla	480,448	4,137,791

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Salmar	37,650	$2,685,252
		16,168,819
Energy — 29.6%
Aker BP	202,302	6,987,188
Aker Solutions	159,126	491,822
BW Offshore	57,089	159,560
DNO	283,530	404,435
Equinor	624,616	23,841,045
FLEX LNG	18,849	594,667
Frontline *	76,509	726,905
Odfjell Drilling *	60,131	143,680
TGS	74,744	1,106,374
		34,455,676
Financials — 17.7%
DNB Bank	594,149	11,652,511
Gjensidige Forsikring	127,824	2,662,917
Protector Forsikring	39,093	460,988
Sparebank 1 Nord Norge	61,763	597,346
Sparebank 1 Oestlandet	26,631	327,808
SpareBank 1 SMN	82,682	1,058,809
SpareBank 1 SR-Bank	114,159	1,344,992
Storebrand	300,073	2,502,393
		20,607,764
Health Care — 0.2%
Nykode Therapeutics *	84,981	285,687
Industrials — 11.5%
Aker ASA, Cl A	16,587	1,281,664
Aker Carbon Capture *	210,114	466,196
Aker Horizons Holding *	145,050	266,394
Bonheur	13,506	538,564
Golden Ocean Group	82,927	904,970

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hexagon Composites *	72,959	$243,159
Hexagon Purus Holding *	49,462	142,029
Kongsberg Gruppen	57,116	2,097,355
MPC Container Ships	171,946	416,370
NEL *	931,231	1,592,268
Norwegian Air Shuttle *	401,292	388,777
Stolt-Nielsen	16,817	358,345
TOMRA Systems	151,400	3,518,180
Veidekke	69,977	720,218
Wallenius Wilhelmsen, Cl B	68,260	456,126
		13,390,615
Information Technology — 3.0%
Atea	54,441	663,372
Crayon Group Holding *	44,946	718,299
LINK Mobility Group Holding *	114,608	148,898
Nordic Semiconductor *	110,784	1,925,184
Volue *	32,642	82,386
		3,538,139
Materials — 6.9%
BEWi *	30,422	214,299
Borregaard	60,484	1,082,362
Elkem	204,856	837,436
Elopak	79,089	150,202
Norsk Hydro	858,024	5,774,299
		8,058,598
Real Estate — 0.6%
Entra	40,366	562,849
Selvaag Bolig	29,099	123,108
		685,957
TOTAL NORWAY		104,800,206

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.6%
Energy — 0.6%
BW LPG	52,471	$431,492
Hafnia	72,269	256,782
TOTAL SINGAPORE		688,274
SOUTH AFRICA — 0.8%
Utilities — 0.8%
Scatec	75,675	897,063
UNITED ARAB EMIRATES — 0.2%
Energy — 0.2%
Borr Drilling *	85,963	311,396
UNITED KINGDOM — 1.2%
Energy — 1.2%
Subsea 7	151,879	1,363,965
UNITED STATES — 0.3%
Information Technology — 0.3%
REC Silicon *	175,975	330,380
TOTAL COMMON STOCK
(Cost $126,387,438)		116,597,407
TOTAL INVESTMENTS — 100.0%
(Cost $126,387,438)		$116,597,407

Percentages are based on Net Assets of $116,609,618.

*	Non-income producing security.

Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 1.6%
Consumer Staples — 1.6%
Wilmar International	207,558	$603,358
INDONESIA — 21.5%
Communication Services — 3.5%
Telkom Indonesia Persero	4,536,626	1,293,776
Consumer Discretionary — 2.3%
Astra International	1,975,564	842,437
Consumer Staples — 0.6%
Hanjaya Mandala Sampoerna	846,944	53,103
Unilever Indonesia	560,925	170,556
		223,659
Financials — 15.1%
Bank Central Asia	4,724,032	2,340,916
Bank Mandiri	1,808,389	1,008,894
Bank Negara Indonesia Persero	733,253	388,069
Bank Rakyat Indonesia Persero	6,362,550	1,870,266
		5,608,145
TOTAL INDONESIA		7,968,017
MALAYSIA — 14.8%
Financials — 9.7%
CIMB Group Holdings	656,090	768,055
Malayan Banking	695,419	1,384,432
Public Bank	1,389,900	1,449,081
		3,601,568
Health Care — 1.0%
IHH Healthcare	260,232	373,639
Materials — 2.5%
Petronas Chemicals Group	275,533	549,766
Press Metal Aluminium Holdings	345,501	377,291
		927,057

Schedule of Investments (Unaudited)	July 31, 2022

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.6%
Tenaga Nasional	313,829	$582,458
TOTAL MALAYSIA		5,484,722
PHILIPPINES — 5.2%
Financials — 1.1%
BDO Unibank	190,705	413,373
Industrials — 1.0%
Ayala	31,339	352,443
Real Estate — 3.1%
Ayala Land	787,551	360,705
SM Prime Holdings	1,185,004	786,706
		1,147,411
Utilities — 0.0%
ACEN	105,477	16,014
TOTAL PHILIPPINES		1,929,241
SINGAPORE — 34.6%
Communication Services — 3.8%
Singapore Telecommunications	735,994	1,389,070
Financials — 25.5%
DBS Group Holdings	177,527	4,039,898
Oversea-Chinese Banking	344,853	2,910,141
United Overseas Bank	126,449	2,519,105
		9,469,144
Industrials — 1.3%
Singapore Airlines *	124,209	489,507
Real Estate — 4.0%
CapitaLand Integrated Commercial Trust ‡	500,338	788,731
Capitaland Investment	248,934	705,634
		1,494,365
TOTAL SINGAPORE		12,842,086

Schedule of Investments (Unaudited)	July 31, 2022

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 22.3%
Communication Services — 1.6%
Advanced Info Service NVDR	110,340	$602,509
Consumer Discretionary — 0.5%
PTT Oil & Retail Business	276,776	189,856
Consumer Staples — 2.6%
CP ALL NVDR	581,942	968,322
Energy — 5.2%
PTT NVDR	1,399,183	1,320,880
PTT Exploration & Production NVDR	134,563	594,037
		1,914,917
Financials — 2.8%
Kasikornbank NVDR	149,843	594,324
SCB X NVDR	165,404	456,086
		1,050,410
Health Care — 1.7%
Bangkok Dusit Medical Services NVDR	868,621	631,231
Industrials — 2.2%
Airports of Thailand NVDR *	419,135	799,898
Information Technology — 1.0%
Delta Electronics Thailand NVDR	27,975	360,232
Materials — 2.3%
Siam Cement NVDR	82,127	832,202
Utilities — 2.4%
Energy Absolute	164,612	363,345
Gulf Energy Development NVDR	413,927	531,324
		894,669
TOTAL THAILAND		8,244,246

Schedule of Investments (Unaudited)	July 31, 2022

Global X FTSE Southeast Asia ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $39,054,111)	$37,071,670
TOTAL INVESTMENTS — 100.0%
(Cost $39,054,111)	$37,071,670

Percentages are based on Net Assets of $37,081,426.

*	Non-income producing security.
‡	Real Estate Investment Trust

NVDR — Non-Voting Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,827,424	$8,244,246	$—	$37,071,670
Total Investments in Securities	$28,827,424	$8,244,246	$—	$37,071,670

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

GLX-QH-002-2200

Schedule of Investments (Unaudited)	July 31, 2022

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 30.4%
Communication Services — 30.4%
Baidu ADR *	81,718	$11,160,227
Bilibili ADR * (A)	187,713	4,587,706
Hello Group ADR	113,473	508,359
HUYA ADR *	27,177	89,684
JOYY ADR	29,507	763,936
Kuaishou Technology, Cl B *	386,988	3,894,579
Meitu *	1,711,400	180,953
NetEase ADR (A)	114,998	10,692,514
Tencent Holdings	486,327	19,007,264
Tencent Music Entertainment Group ADR *	440,497	1,854,492
Weibo ADR *	65,921	1,267,002
TOTAL CHINA		54,006,716
GERMANY — 1.0%
Communication Services — 1.0%
United Internet	70,842	1,854,245
JAPAN — 6.6%
Communication Services — 6.6%
Coconala *	9,958	43,811
DeNA	63,888	937,884
giftee *	13,038	125,063
Gree	36,420	229,992
Kakaku.com	101,583	1,969,335
Mixi	28,319	494,550
Nexon (A)	353,051	7,964,450
TOTAL JAPAN		11,765,085
RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR *(B)	2,524	811

Schedule of Investments (Unaudited)	July 31, 2022

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 12.5%
Communication Services — 12.5%
AfreecaTV	5,433	$364,263
Com2uSCorp	6,133	362,098
Kakao	141,019	8,119,638
NAVER	67,434	13,444,235
TOTAL SOUTH KOREA		22,290,234
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online	73,744	157,877
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR * (A)	66,462	294,427
UNITED STATES — 49.1%
Communication Services — 47.3%
Alphabet, Cl A *	84,700	9,852,304
Angi, Cl A *	47,217	245,528
Bumble, Cl A	67,878	2,573,934
IAC *	61,845	4,236,382
Match Group * (A)	140,845	10,325,347
Meta Platforms, Cl A *	107,785	17,148,593
Nextdoor Holdings * (A)	44,668	149,638
Pinterest, Cl A *	453,129	8,826,953
Snap, Cl A *	528,500	5,221,580
Spotify Technology *	77,842	8,797,703
Twitter *	347,206	14,447,242
Vimeo * (A)	104,675	581,993
Yelp, Cl A *	52,413	1,606,983
		84,014,180
Consumer Discretionary — 0.5%
Fiverr International *	20,219	648,625

Schedule of Investments (Unaudited)	July 31, 2022

Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Groupon, Cl A * (A)	15,861	$168,127
		816,752
Information Technology — 1.3%
Life360, Cl CDI	72,813	229,147
Sprinklr, Cl A *	50,378	571,287
Sprout Social, Cl A *	29,955	1,560,656
		2,361,090
TOTAL UNITED STATES		87,192,022
TOTAL COMMON STOCK
(Cost $312,288,925)		177,561,417

U.S. TREASURY OBLIGATION — 6.8%
U.S. Treasury Bill
1.641%, 08/02/22(C)
(Cost $11,999,453)	$12,000,000	11,999,383

SHORT-TERM INVESTMENT(D)(E) — 7.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $13,016,144)	13,016,144	13,016,144

Schedule of Investments (Unaudited)	July 31, 2022

Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 6.2%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $11,027,755 (collateralized by various U.S. Treasury Obligations, ranging in par value $192,252 - $1,165,364, 0.750%, 01/31/2028, with a total market value of $11,239,639)
(Cost $11,025,770)	$11,025,770	$11,025,770
TOTAL INVESTMENTS — 120.2%
(Cost $348,330,292)		$213,602,714

Percentages are based on Net Assets of $177,731,840.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $23,105,029.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $24,041,914.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$177,560,606	$—	$811	$177,561,417
Short-Term Investment	13,016,144	—	—	13,016,144
U.S. Treasury Obligation	—	11,999,383	—	11,999,383
Repurchase Agreement	—	11,025,770	—	11,025,770
Total Investments in Securities	$190,576,750	$23,025,153	$811	$213,602,714

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Social Media ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 6.8%
Materials — 6.8%
Allkem *	11,090,159	$87,292,400
ioneer *	30,711,820	12,001,158
Mineral Resources	3,094,121	116,028,458
Pilbara Minerals *	42,301,728	81,765,000
Vulcan Energy Resources * (A)	1,690,381	9,200,444
TOTAL AUSTRALIA		306,287,460
CANADA — 1.4%
Materials — 1.4%
Lithium Americas * (A)	1,914,485	48,603,580
Standard Lithium * (A)	2,584,319	14,723,166
TOTAL CANADA		63,326,746
CHILE — 5.9%
Materials — 5.9%
Sociedad Quimica y Minera de Chile ADR	2,704,452	266,036,943
CHINA — 42.2%
Consumer Discretionary — 6.0%
BYD, Cl H (A)	7,052,376	256,583,980
Tianneng Power International (A)	12,384,400	14,530,163
		271,114,143
Industrials — 13.5%
Contemporary Amperex Technology, Cl A	3,056,905	230,236,625
Eve Energy, Cl A	19,332,826	270,117,897
Shenzhen Yinghe Technology, Cl A *	5,953,210	26,192,078
Sunwoda Electronic, Cl A	19,968,983	84,929,095
		611,475,695
Information Technology — 3.6%
NAURA Technology Group, Cl A	4,267,137	160,238,805
Materials — 19.1%
Beijing Easpring Material Technology, Cl A	6,587,491	93,367,013

Schedule of Investments (Unaudited)	July 31, 2022

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ganfeng Lithium, Cl A	16,854,198	$222,408,124
Guangzhou Tinci Materials Technology, Cl A	19,434,162	150,746,565
Shanghai Putailai New Energy Technology, Cl A	10,544,156	110,613,081
Shenzhen Capchem Technology, Cl A	8,435,371	55,413,022
Yunnan Energy New Material, Cl A	7,235,926	229,289,102
		861,836,907
TOTAL CHINA		1,904,665,550
GERMANY — 0.6%
Industrials — 0.6%
Varta (A)	338,103	27,303,904
JAPAN — 9.5%
Consumer Discretionary — 4.3%
Panasonic Holdings	24,029,022	196,690,984
Industrials — 0.6%
GS Yuasa	1,402,362	25,350,592
Information Technology — 4.6%
TDK	6,668,411	207,561,465
TOTAL JAPAN		429,603,041
NETHERLANDS — 0.3%
Materials — 0.3%
AMG Advanced Metallurgical Group	565,431	15,716,506
NORWAY — 0.4%
Industrials — 0.4%
FREYR Battery * (A)	1,807,834	18,042,183
SOUTH KOREA — 11.7%
Information Technology — 6.3%
Iljin Materials (A)	352,137	19,923,077
L&F (A)	432,912	76,211,973

Schedule of Investments (Unaudited)	July 31, 2022

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Samsung SDI	430,618	$188,608,762
		284,743,812
Materials — 5.4%
LG Chemical	522,815	242,673,732
TOTAL SOUTH KOREA		527,417,544
TAIWAN — 0.6%
Information Technology — 0.6%
Simplo Technology	3,005,780	26,502,986
UNITED STATES — 20.4%
Consumer Discretionary — 5.2%
QuantumScape, Cl A * (A)	3,866,462	41,835,119
Tesla *	218,787	195,037,671
		236,872,790
Industrials — 1.3%
EnerSys	760,891	50,150,326
Microvast Holdings * (A)	2,621,874	6,947,966
		57,098,292
Materials — 13.9%
Albemarle	2,210,528	540,054,096
Livent *	3,029,797	75,411,647
Piedmont Lithium (A)	31,124,267	13,356,843
		628,822,586
TOTAL UNITED STATES		922,793,668
TOTAL COMMON STOCK
(Cost $3,898,052,690)		4,507,696,531

SHORT-TERM INVESTMENT(B)(C) — 2.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%

Schedule of Investments (Unaudited)	July 31, 2022

Global X Lithium & Battery Tech ETF

	Shares/ Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — continued
(Cost $98,044,874)	98,044,874	$98,044,874

REPURCHASE AGREEMENT(B) — 1.8%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $83,067,215 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,448,152 - $8,778,174, 0.750%, 01/31/2028, with a total market value of $84,663,254)
(Cost $83,052,266)	$83,052,266	83,052,266
TOTAL INVESTMENTS — 103.8%
(Cost $4,079,149,830)		$4,688,793,671

Percentages are based on Net Assets of $4,516,872,561.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $175,667,608.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $181,097,140.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,507,696,531	$—	$—	$4,507,696,531
Short-Term Investment	98,044,874	—	—	98,044,874
Repurchase Agreement	—	83,052,266	—	83,052,266
Total Investments in Securities	$4,605,741,405	$83,052,266	$—	$4,688,793,671

Schedule of Investments (Unaudited)	July 31, 2022

Global X Lithium & Battery Tech ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 10.6%
Materials — 10.6%
Allkem *	15,155	$119,288
IGO	16,553	127,519
Lynas Rare Earths *	23,258	141,358
Syrah Resources *	15,731	16,136
TOTAL AUSTRALIA		404,301
CANADA — 2.4%
Materials — 2.4%
HudBay Minerals	5,632	21,669
Lithium Americas *	2,739	69,536
TOTAL CANADA		91,205
CHILE — 5.7%
Materials — 5.7%
Antofagasta	8,759	123,483
Lundin Mining	16,509	93,023
TOTAL CHILE		216,506
CHINA — 30.4%
Industrials — 1.6%
Fangda Carbon New Material, Cl A	57,900	60,620
Materials — 28.8%
Beijing Easpring Material Technology, Cl A	8,200	116,222
China Minmetals Rare Earth, Cl A	10,300	43,364
China Nonferrous Mining	31,100	12,638
China Northern Rare Earth Group High-Tech, Cl A	30,400	141,268
Ganfeng Lithium, Cl H	10,542	95,282
MMG *	73,100	21,604
Nanjing Hanrui Cobalt, Cl A	5,200	41,429
Shenghe Resources Holding, Cl A	27,500	84,502
Sinofibers Technology, Cl A	7,500	52,700

Schedule of Investments (Unaudited)	July 31, 2022

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
South Manganese Investment *	123,900	$15,310
Tongling Nonferrous Metals Group, Cl A	154,200	69,190
Weihai Guangwei Composites, Cl A	7,200	74,689
Western Mining, Cl A	40,300	67,020
Yunnan Tin, Cl A	22,500	50,013
Zhejiang Huayou Cobalt, Cl A	16,830	210,275
		1,095,506
TOTAL CHINA		1,156,126
FRANCE — 0.6%
Materials — 0.6%
Eramet	225	23,608
GERMANY — 0.4%
Industrials — 0.4%
SGL Carbon *	2,246	16,867
INDONESIA — 0.7%
Materials — 0.7%
Nickel Mines	32,792	24,827
JAPAN — 4.9%
Industrials — 0.3%
Nippon Carbon	411	12,562
Materials — 4.6%
Nippon Denko	5,291	14,212
Sumitomo Metal Mining	3,918	123,535
Tokai Carbon	4,635	37,004
		174,751
TOTAL JAPAN		187,313
NETHERLANDS — 0.6%
Materials — 0.6%
AMG Advanced Metallurgical Group	786	21,847

Schedule of Investments (Unaudited)	July 31, 2022

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
PERU — 2.9%
Materials — 2.9%
Southern Copper	2,205	$109,809
SOUTH AFRICA — 16.7%
Materials — 16.7%
African Rainbow Minerals	2,749	38,581
Anglo American	4,055	145,569
Anglo American Platinum	1,400	106,822
Impala Platinum Holdings	12,315	136,424
Northam Platinum Holdings *	9,078	96,134
Sibanye Stillwater	44,929	109,279
TOTAL SOUTH AFRICA		632,809
SWEDEN — 3.7%
Materials — 3.7%
Boliden	4,219	139,438
TAIWAN — 0.3%
Information Technology — 0.3%
Acme Electronics *	11,200	12,213
UNITED KINGDOM — 0.3%
Materials — 0.3%
Jubilee Metals Group *	75,453	12,726
UNITED STATES — 16.8%
Industrials — 1.3%
GrafTech International	5,167	39,786
KULR Technology Group *	5,957	8,816
		48,602
Materials — 15.5%
Albemarle	993	242,600
Freeport-McMoRan	4,091	129,071
Livent *	4,169	103,767

Schedule of Investments (Unaudited)	July 31, 2022

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
MP Materials *	3,376	$113,332
		588,770
TOTAL UNITED STATES		637,372
ZAMBIA — 2.9%
Materials — 2.9%
First Quantum Minerals	6,036	110,229
TOTAL COMMON STOCK
(Cost $4,800,116)		3,797,196
TOTAL INVESTMENTS — 99.9%
(Cost $4,800,116)		$3,797,196

Percentages are based on Net Assets of $3,801,679.

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,712,694	$84,502	$—	$3,797,196
Total Investments in Securities	$3,712,694	$84,502	$—	$3,797,196

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.4%
Consumer Discretionary — 0.4%
Temple & Webster Group * (A)	72,211	$266,556
BRAZIL — 4.3%
Communication Services — 0.3%
VTEX, Cl A * (A)	46,099	159,963
Consumer Discretionary — 4.0%
MercadoLibre *	2,922	2,377,661
TOTAL BRAZIL		2,537,624
CANADA — 1.8%
Information Technology — 1.8%
Shopify, Cl A *	30,380	1,058,136
CHINA — 30.8%
Communication Services — 5.3%
NetEase ADR	33,421	3,107,485
Consumer Discretionary — 25.1%
Alibaba Group Holding ADR *	25,812	2,306,818
Baozun ADR *	53,793	467,999
JD.com ADR	46,364	2,758,658
Pinduoduo ADR *	58,679	2,875,858
Trip.com Group ADR *	142,500	3,673,650
Uxin ADR * (A)	284,001	200,221
Vipshop Holdings ADR *	272,791	2,498,766
		14,781,970
Financials — 0.4%
LexinFintech Holdings ADR *	120,054	225,701
TOTAL CHINA		18,115,156
GERMANY — 0.7%
Consumer Discretionary — 0.7%
Jumia Technologies ADR * (A)	71,216	392,400

Schedule of Investments (Unaudited)	July 31, 2022

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 2.9%
Consumer Discretionary — 2.9%
Rakuten Group	348,336	$1,707,146
SOUTH KOREA — 0.2%
Information Technology — 0.2%
Cafe24 *	13,006	130,150
UNITED KINGDOM — 4.3%
Consumer Discretionary — 1.4%
ASOS *	62,988	797,928
Consumer Staples — 2.9%
Ocado Group *	169,218	1,728,504
TOTAL UNITED KINGDOM		2,526,432
UNITED STATES — 54.5%
Communication Services — 5.5%
Angi, Cl A *	67,771	352,409
Shutterstock	21,550	1,217,575
TripAdvisor *	86,353	1,641,571
		3,211,555
Consumer Discretionary — 33.8%
Amazon.com *	21,512	2,903,044
Booking Holdings *	1,459	2,824,172
eBay	55,122	2,680,583
Etsy *	19,858	2,059,672
Expedia Group *	19,576	2,076,035
Groupon, Cl A * (A)	20,881	221,338
Lands' End *	13,717	174,892
Overstock.com * (A)	38,524	1,117,196
PetMed Express (A)	17,495	381,741
Polished.com *	117,736	138,928
Qurate Retail, Cl A	321,080	876,548
Wayfair, Cl A * (A)	20,012	1,078,847

Schedule of Investments (Unaudited)	July 31, 2022

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Williams-Sonoma	23,409	$3,380,728
		19,913,724
Financials — 1.1%
eHealth *	22,249	164,643
LendingTree *	10,262	467,742
		632,385
Industrials — 5.8%
CoStar Group *	47,333	3,435,902
Information Technology — 8.3%
BigCommerce Holdings *	47,252	739,494
GoDaddy, Cl A *	44,531	3,303,310
LivePerson *	61,057	832,817
		4,875,621
TOTAL UNITED STATES		32,069,187
TOTAL COMMON STOCK
(Cost $127,008,187)		58,802,787

SHORT-TERM INVESTMENT(B)(C) — 2.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $1,269,227)	1,269,227	1,269,227

Schedule of Investments (Unaudited)	July 31, 2022

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.8%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $1,075,336 (collateralized by various U.S. Treasury Obligations, ranging in par value $18,747 - $113,637, 0.750%, 01/31/2028, with a total market value of $1,096,000)
(Cost $1,075,142)	$1,075,142	$1,075,142
TOTAL INVESTMENTS — 103.9%
(Cost $129,352,556)		$61,147,156

Percentages are based on Net Assets of $58,864,171.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,863,704.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $2,344,369.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,802,787	$—	$—	$58,802,787
Short-Term Investment	1,269,227	—	—	1,269,227
Repurchase Agreement	—	1,075,142	—	1,075,142
Total Investments in Securities	$60,072,014	$1,075,142	$—	$61,147,156

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 7.3%
Consumer Discretionary — 4.3%
Americanas	3,669	$9,882
Magazine Luiza *	27,649	13,723
MercadoLibre *	107	87,067
		110,672
Financials — 0.5%
XP, Cl A *	653	13,779
Information Technology — 2.5%
Pagseguro Digital, Cl A *	2,414	26,192
StoneCo, Cl A *	1,799	17,234
TOTVS *	3,897	19,770
		63,196
TOTAL BRAZIL		187,647
CHILE — 0.8%
Consumer Discretionary — 0.8%
Falabella	9,617	21,441
CHINA — 72.9%
Communication Services — 30.8%
Autohome ADR	906	32,335
Baidu ADR *	795	108,573
Bilibili ADR *	3,087	75,446
China Literature *	3,740	14,746
Hello Group ADR *	1,549	6,939
HUYA ADR *	1,602	5,287
iQIYI ADR *	5,446	20,804
Kingsoft	7,650	25,582
NetEase ADR	2,533	235,518
Tencent Holdings	4,480	175,093
Tencent Music Entertainment Group ADR *	12,308	51,817
Weibo ADR *	1,908	36,672
		788,812

Schedule of Investments (Unaudited)	July 31, 2022

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 38.6%
Alibaba Group Holding ADR *	2,296	$205,194
Alibaba Health Information Technology *	34,800	20,925
JD.com ADR *	3,371	200,574
Meituan, Cl B *	10,970	246,374
Pinduoduo ADR *	2,327	114,046
Ping An Healthcare and Technology *	4,130	10,812
Tongcheng Travel Holdings *	9,050	17,293
Trip.com Group ADR *	4,696	121,063
Vipshop Holdings ADR *	5,675	51,983
		988,264
Information Technology — 3.5%
Kingdee International Software Group	18,250	39,430
TravelSky Technology, Cl H	24,850	41,216
Weimob *	17,350	9,062
		89,708
TOTAL CHINA		1,866,784
SOUTH AFRICA — 5.9%
Communication Services — 0.6%
MultiChoice Group	1,951	13,938
Consumer Discretionary — 5.3%
Naspers, Cl N	967	136,780
TOTAL SOUTH AFRICA		150,718
SOUTH KOREA — 11.6%
Communication Services — 8.5%
Kakao	1,549	89,189
NAVER	458	91,311
NCSoft	131	37,562
		218,062

Schedule of Investments (Unaudited)	July 31, 2022

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 3.1%
Coupang, Cl A *	4,538	$78,462
TOTAL SOUTH KOREA		296,524
URUGUAY — 1.5%
Information Technology — 1.5%
Dlocal, Cl A *	1,412	39,225
TOTAL COMMON STOCK
(Cost $4,988,663)		2,562,339
TOTAL INVESTMENTS — 100.0%
(Cost $4,988,663)		$2,562,339

Percentages are based on Net Assets of $2,562,012.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.4%
AUSTRALIA — 5.2%
Consumer Discretionary — 1.3%
Harvey Norman Holdings	1,630,255	$4,709,615
Super Retail Group	760,077	5,240,155
		9,949,770
Energy — 0.0%
Woodside Energy Group	21,154	472,064
Financials — 2.4%
Magellan Financial Group (A)	1,039,759	10,578,395
Platinum Asset Management	6,226,985	7,908,220
		18,486,615
Materials — 1.5%
BHP Group	129,173	3,486,485
Rio Tinto	57,697	3,938,718
Rio Tinto ADR (A)	66,645	4,067,344
		11,492,547
TOTAL AUSTRALIA		40,400,996
BRAZIL — 8.4%
Consumer Staples — 0.8%
Marfrig Global Foods	2,347,912	5,962,320
Financials — 1.1%
Banco Santander Brasil	1,532,841	8,342,373
Health Care — 0.8%
Qualicorp Consultoria e Corretora de Seguros	3,437,016	6,512,944
Materials — 1.9%
Dexco	4,149,417	7,783,076
Vale ADR, Cl B	504,313	6,788,053
		14,571,129
Utilities — 3.8%
CPFL Energia	1,694,723	10,706,843
EDP - Energias do Brasil	1,169,476	4,882,144

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.4%
Utilities — continued
Energisa	553,724	$4,691,375
Transmissora Alianca de Energia Eletrica	1,179,315	9,179,420
		29,459,782
TOTAL BRAZIL		64,848,548
CHILE — 1.3%
Utilities — 1.3%
Colbun	113,832,903	9,664,212
CHINA — 17.9%
Energy — 1.9%
China Petroleum & Chemical, Cl H	10,154,000	4,786,023
China Shenhua Energy, Cl H	3,374,900	9,522,928
		14,308,951
Financials — 2.4%
China Everbright Bank, Cl H	28,328,900	8,588,999
Chongqing Rural Commercial Bank, Cl H	28,453,500	9,895,419
		18,484,418
Industrials — 2.3%
Lonking Holdings	38,199,600	7,591,355
Sinopec Engineering Group, Cl H	23,971,300	10,290,995
		17,882,350
Materials — 1.6%
China Hongqiao Group	3,899,900	4,053,960
China Resources Cement Holdings	13,686,800	8,403,977
		12,457,937
Real Estate — 9.1%
Agile Group Holdings	23,184,600	7,590,469
China Aoyuan Group *(B)(C)	45,196,900	5,181,876
China Overseas Grand Oceans Group	18,804,000	9,054,780
China SCE Group Holdings	62,021,800	5,451,667
Logan Group (A)(B)(C)	50,244,900	7,680,847
Midea Real Estate Holding	7,950,500	9,439,440

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.4%
Real Estate — continued
Powerlong Real Estate Holdings (A)	28,049,400	$3,751,879
Shenzhen Investment	50,239,100	9,471,951
Yuexiu Property	9,559,960	11,934,879
		69,557,788
Utilities — 0.6%
Huadian Power International, Cl H (A)	13,979,900	4,844,053
TOTAL CHINA		137,535,497
EGYPT — 0.9%
Consumer Staples — 0.9%
Eastern SAE	13,231,408	6,888,444
GREECE — 0.6%
Industrials — 0.6%
Star Bulk Carriers (A)	181,981	4,736,056
HONG KONG — 5.5%
Communication Services — 2.5%
HKBN	8,752,100	9,722,202
PCCW	17,782,400	9,514,271
		19,236,473
Consumer Discretionary — 1.2%
Pacific Textiles Holdings	22,094,600	8,781,660
Industrials — 0.7%
Orient Overseas International	154,500	5,373,126
Information Technology — 1.1%
VTech Holdings	1,260,000	8,595,396
TOTAL HONG KONG		41,986,655
ISRAEL — 1.1%
Consumer Discretionary — 1.1%
Delek Automotive Systems	713,935	8,878,122

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.4%
KAZAKHSTAN — 1.2%
Financials — 1.2%
Halyk Savings Bank of Kazakhstan JSC GDR *	957,544	$8,933,886
KUWAIT — 1.1%
Consumer Discretionary — 1.1%
Humansoft Holding KSC	798,073	8,585,824
MALAYSIA — 0.8%
Health Care — 0.8%
Hartalega Holdings	9,743,955	5,998,975
MEXICO — 0.6%
Consumer Discretionary — 0.6%
Betterware de Mexico (A)	493,650	4,956,246
NETHERLANDS — 1.1%
Financials — 0.6%
Van Lanschot Kempen	189,953	4,328,867
Industrials — 0.5%
PostNL (A)	1,489,311	3,895,142
TOTAL NETHERLANDS		8,224,009
NIGERIA — 0.4%
Financials — 0.4%
Zenith Bank	67,961,079	3,304,273
NORWAY — 2.1%
Energy — 0.8%
FLEX LNG	185,652	5,914,873
Industrials — 1.3%
Golden Ocean Group	942,742	10,294,742
TOTAL NORWAY		16,209,615
PAKISTAN — 0.7%
Financials — 0.7%
United Bank	12,440,487	5,742,924

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.4%
POLAND — 0.6%
Financials — 0.6%
Powszechny Zaklad Ubezpieczen	702,483	$4,587,421
RUSSIA — 0.1%
Consumer Discretionary — 0.1%
X5 Retail Group GDR (B)(C)	406,768	610,152
Consumer Staples — 0.0%
Magnit PJSC GDR (B)(C)	33,120	25,450
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (B)(C)	6,332,020	131,716
PhosAgro PJSC GDR (B)(C)	3,672	7,157
Severstal PJSC (B)(C)	312,897	180,435
		319,308
Utilities — 0.0%
Unipro PJSC (B)(C)	209,143,887	243,577
TOTAL RUSSIA		1,198,487
SINGAPORE — 2.5%
Energy — 1.4%
BW LPG	1,328,727	10,926,692
Health Care — 1.1%
Riverstone Holdings	14,422,882	8,134,969
TOTAL SINGAPORE		19,061,661
SOUTH AFRICA — 4.4%
Energy — 1.0%
Exxaro Resources	668,162	8,097,244
Financials — 1.0%
Coronation Fund Managers	3,711,049	7,573,842
Materials — 0.6%
African Rainbow Minerals	305,655	4,289,782

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.4%
Real Estate — 1.8%
Redefine Properties ‡	37,544,889	$9,194,998
Vukile Property Fund ‡	5,234,059	4,461,364
		13,656,362
TOTAL SOUTH AFRICA		33,617,230
TURKEY — 0.9%
Materials — 0.9%
Iskenderun Demir ve Celik (A)	5,220,728	6,637,914
UNITED KINGDOM — 4.9%
Consumer Discretionary — 0.5%
Persimmon	177,537	4,070,284
Consumer Staples — 1.4%
Imperial Brands	477,644	10,456,600
Financials — 3.0%
CMC Markets	3,482,315	10,911,898
Jupiter Fund Management	2,375,630	3,625,195
M&G	3,188,093	8,275,168
		22,812,261
TOTAL UNITED KINGDOM		37,339,145
UNITED STATES — 31.1%
Communication Services — 1.3%
Lumen Technologies	924,674	10,069,700
Consumer Staples — 0.6%
JBS	698,157	4,289,904
Energy — 3.1%
Antero Midstream	935,293	9,409,048
Diversified Energy	6,635,650	9,988,682
Kimbell Royalty Partners	246,409	4,391,008
		23,788,738
Financials — 21.1%
AGNC Investment ‡	734,743	9,265,109

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.4%
Financials — continued
Annaly Capital Management ‡	1,298,790	$8,935,675
Apollo Commercial Real Estate Finance ‡	749,061	9,573,000
Arbor Realty Trust ‡	609,615	10,131,801
ARMOUR Residential ‡ (A)	1,108,395	8,723,069
Blackstone Mortgage Trust, Cl A ‡	306,982	9,507,233
Broadmark Realty Capital ‡	678,234	5,147,796
Chimera Investment ‡	762,161	7,979,826
Dynex Capital ‡	297,269	4,994,119
Ellington Financial ‡ (A)	516,261	8,285,989
Granite Point Mortgage Trust ‡	451,175	4,786,967
Invesco Mortgage Capital ‡ (A)	513,440	9,087,888
KKR Real Estate Finance Trust ‡	511,501	9,969,154
MFA Financial ‡	361,089	4,679,713
New York Mortgage Trust ‡	2,607,555	8,187,723
PennyMac Mortgage Investment Trust ‡	575,280	8,836,301
Ready Capital ‡	683,800	9,511,658
Redwood Trust ‡	547,903	4,744,840
Starwood Property Trust ‡	436,462	10,309,232
Two Harbors Investment ‡	1,775,188	9,550,511
		162,207,604
Real Estate — 5.0%
Global Net Lease ‡	642,096	9,689,229
Necessity Retail REIT ‡	1,322,431	10,301,737
Office Properties Income Trust ‡	386,967	8,041,174
Omega Healthcare Investors ‡	336,757	10,439,467
		38,471,607
TOTAL UNITED STATES		238,827,553
TOTAL COMMON STOCK
(Cost $875,217,887)		718,163,693

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Shares	Value
PREFERRED STOCK — 6.0%
BRAZIL— 6.0%
Energy — 1.5%
Petroleo Brasileiro (D)	1,709,495	$11,230,991
Materials — 2.1%
Gerdau (D)	1,664,961	7,834,658
Unipar Carbocloro (D)	542,238	8,689,499
		16,524,157
Utilities — 2.4%
Cia de Transmissao de Energia Eletrica Paulista (D)	2,047,944	8,978,876
Cia Paranaense de Energia (D)	6,735,692	9,057,721
		18,036,597
TOTAL BRAZIL		45,791,745
TOTAL PREFERRED STOCK
(Cost $47,769,717)		45,791,745

SHORT-TERM INVESTMENT(E)(F) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $24,126,742)	24,126,742	24,126,742

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 2.7%
BNP Paribas
2.160%, dated 08/01/2022, to be repurchased on 07/29/2022, repurchase price $20,441,062 (collateralized by various U.S. Treasury Obligations, ranging in par value $356,359 - $2,160,121, 0.750%, 01/31/2028, with a total market value of $20,833,817)
(Cost $20,437,383)	$20,437,383	20,437,383
TOTAL INVESTMENTS — 105.2%
(Cost $967,551,729)		$808,519,563

Percentages are based on Net Assets of $768,536,732.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $38,764,898.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $14,061,210 and represented 1.8% of Net Assets.
(D)	There is currently no stated interest rate.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $44,564,125.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$679,750,093	$24,352,390	$14,061,210	$718,163,693
Preferred Stock	45,791,745	—	—	45,791,745
Short-Term Investment	24,126,742	—	—	24,126,742
Repurchase Agreement	—	20,437,383	—	20,437,383
Total Investments in Securities	$749,668,580	$44,789,773	$14,061,210	$808,519,563

(1) The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2021	$-
Transfers out of Level 3	-
Transfers into Level 3	14,061,210
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of July 31, 2022	$14,061,210

For the period ended July 31, 2022, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 83.4%
UNITED STATES — 83.4%
Communication Services — 5.9%
Cogent Communications Holdings	224,054	$14,296,886
Lumen Technologies	1,482,708	16,146,690
Verizon Communications	269,546	12,450,330
Warner Bros Discovery *	—	—
		42,893,906
Consumer Discretionary — 1.6%
PetMed Express (A)	543,283	11,854,435
Consumer Staples — 15.1%
Altria Group	281,021	12,325,581
B&G Foods	462,359	11,424,891
Kellogg	223,761	16,540,413
Kraft Heinz	381,595	14,054,144
Philip Morris International	128,820	12,514,863
SpartanNash	525,802	16,978,147
Universal	264,697	14,799,209
Walgreens Boots Alliance	308,216	12,211,518
		110,848,766
Energy — 9.1%
Enviva	204,228	14,220,396
Kimbell Royalty Partners	970,790	17,299,478
Kinder Morgan	790,173	14,215,212
Sabine Royalty Trust	296,473	20,868,734
		66,603,820
Financials — 13.7%
AGNC Investment ‡	1,067,448	13,460,519
ARMOUR Residential ‡ (A)	1,686,605	13,273,581
Invesco Mortgage Capital ‡ (A)	593,444	10,503,959
KKR Real Estate Finance Trust ‡	686,200	13,374,038
New York Community Bancorp	1,243,378	13,204,674
TFS Financial	850,415	12,458,580
Two Harbors Investment ‡	2,773,423	14,921,016

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Virtu Financial, Cl A	412,206	$9,616,766
		100,813,133
Health Care — 3.9%
AbbVie	99,581	14,290,870
Gilead Sciences	236,924	14,156,209
		28,447,079
Industrials — 6.2%
3M	96,974	13,890,556
Ennis	761,486	16,638,469
MSC Industrial Direct, Cl A	180,337	14,906,656
		45,435,681
Information Technology — 2.1%
International Business Machines	115,967	15,167,324
Real Estate — 8.0%
Alexander's ‡	55,525	13,520,893
Easterly Government Properties, Cl A ‡	686,784	13,921,112
Global Net Lease ‡	994,247	15,003,187
Iron Mountain ‡	331,309	16,065,173
		58,510,365
Utilities — 17.8%
American Electric Power	167,778	16,536,200
Avangrid	324,909	15,832,816
Clearway Energy, Cl C	450,810	16,923,407
Consolidated Edison	176,184	17,489,786
DTE Energy	121,738	15,862,461
Duke Energy	145,278	15,970,411
Hawaiian Electric Industries	355,775	15,049,282
National Fuel Gas	236,822	17,131,703
		130,796,066
TOTAL UNITED STATES		611,370,575

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $572,192,678)		$611,370,575
MASTER LIMITED PARTNERSHIPS — 16.3%
UNITED KINGDOM— 2.3%
Energy — 2.3%
KNOT Offshore Partners	971,113	16,984,766
UNITED STATES— 14.0%
Energy — 10.3%
CrossAmerica Partners	687,157	15,268,629
Holly Energy Partners	793,647	13,460,253
MPLX	442,287	14,378,750
Shell Midstream Partners	1,066,371	17,115,255
USA Compression Partners	854,154	15,135,609
		75,358,496
Industrials — 1.9%
Icahn Enterprises	260,776	13,948,908
Materials — 1.8%
Westlake Chemical Partners	526,683	13,340,880
TOTAL UNITED STATES		102,648,284
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $91,845,141)		119,633,050

SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $13,912,921)	13,912,921	13,912,921

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.6%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $11,787,537 (collateralized by various U.S. Treasury Obligations, ranging in par value $205,498 - $1,245,655, 0.750%, 01/31/2028, with a total market value of $12,014,025)
(Cost $11,785,416)	$11,785,416	$11,785,416
TOTAL INVESTMENTS — 103.2%
(Cost $689,736,156)		$756,701,962

Percentages are based on Net Assets of $733,569,174.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $25,424,109.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $25,698,337.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$611,370,575	$—	$—	$611,370,575
Master Limited Partnerships	119,633,050	—	—	119,633,050
Short-Term Investment	13,912,921	—	—	13,912,921
Repurchase Agreement	—	11,785,416	—	11,785,416
Total Investments in Securities	$744,916,546	$11,785,416	$—	$756,701,962

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® U.S. ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 13.4%
Energy — 0.6%
Woodside Energy Group	2,645	$59,025
Industrials — 2.2%
Aurizon Holdings	80,312	225,287
Materials — 8.2%
BHP Group	7,952	214,631
Fortescue Metals Group	16,848	215,614
Rio Tinto	3,452	206,866
Rio Tinto	3,062	209,029
Total Materials		846,140
Real Estate — 2.4%
Vicinity Centres ‡	171,310	247,447
TOTAL AUSTRALIA		1,377,899
AUSTRIA— 1.8%
Energy — 1.8%
OMV	4,444	187,687
BELGIUM— 2.1%
Consumer Discretionary — 2.1%
Ageas	4,938	214,240
DENMARK— 2.2%
Industrials — 2.2%
AP Moller - Maersk, Cl A	83	220,633
FINLAND— 1.4%
Utilities — 1.4%
Fortum	12,653	140,821
FRANCE— 5.8%
Communication Services — 1.8%
Orange	18,723	190,852
Financials — 2.1%
AXA	9,447	216,252

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.9%
Credit Agricole	20,987	$192,145
TOTAL FRANCE		599,249
GERMANY— 3.8%
Communication Services — 1.9%
Telefonica Deutschland Holding	74,552	197,340
Materials — 1.9%
BASF	4,455	197,214
TOTAL GERMANY		394,554
HONG KONG— 8.3%
Communication Services — 2.3%
HKT Trust & HKT	165,520	231,942
Real Estate — 1.9%
Henderson Land Development	55,900	194,406
Utilities — 4.1%
CK Infrastructure Holdings	32,900	206,204
Power Assets Holdings	33,206	217,216
Total Utilities		423,420
TOTAL HONG KONG		849,768
ITALY— 5.5%
Financials — 1.9%
Poste Italiane	22,837	190,244
Information Technology — 1.7%
Assicurazioni Generali	12,026	178,846
Utilities — 1.9%
Snam	39,766	198,601
TOTAL ITALY		567,691
JAPAN— 11.3%
Communication Services — 2.2%
SoftBank	19,868	228,708

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.2%
Japan Post Holdings	31,025	$221,992
Industrials — 4.7%
Mitsui OSK Lines	8,900	242,061
Nippon Yusen	3,000	233,446
Total Industrials		475,507
Real Estate — 2.2%
Japan Metropolitan Fund Invest ‡	281	227,912
TOTAL JAPAN		1,154,119
NETHERLANDS— 2.1%
Financials — 2.1%
NN Group	4,707	219,240
NEW ZEALAND— 2.3%
Communication Services — 2.3%
Spark New Zealand	75,210	240,518
NORWAY— 2.1%
Communication Services — 2.1%
Telenor	17,731	214,588
PORTUGAL— 2.3%
Utilities — 2.3%
Energias de Portugal	46,309	233,214
SPAIN— 8.0%
Communication Services — 2.1%
Telefonica *	48,108	213,725
Industrials — 2.1%
ACS Actividades de Construccion y Servicios	9,164	218,744
Utilities — 3.8%
Enagas	10,168	199,891
Endesa	10,536	192,408

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Total Utilities		$392,299
TOTAL SPAIN		824,768
SWEDEN— 4.1%
Communication Services — 2.0%
Tele2, Cl B	17,583	199,973
Consumer Discretionary — 2.1%
Electrolux, Cl B	15,352	219,668
TOTAL SWEDEN		419,641
SWITZERLAND— 2.2%
Financials — 2.2%
Zurich Insurance Group	513	223,481
UNITED KINGDOM— 19.2%
Communication Services — 2.2%
Vodafone Group	154,778	227,526
Consumer Discretionary — 2.0%
Persimmon	8,859	203,105
Consumer Staples — 2.0%
British American Tobacco	5,340	209,276
Financials — 10.9%
Admiral Group	8,539	199,302
Aviva	44,820	215,984
Legal & General Group	74,291	235,956
M&G	89,462	232,212
Phoenix Group Holdings	29,750	233,074
Total Financials		1,116,528
Utilities — 2.1%
National Grid	15,288	210,504
TOTAL UNITED KINGDOM		1,966,939

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 2.1%
Financials — 2.1%
Swiss Re	2,816	$210,816
TOTAL COMMON STOCK
(Cost $11,667,563)		10,259,866
TOTAL INVESTMENTS — 100.0%
(Cost $11,667,563)		$10,259,866

Percentages are based on Net Assets of $10,262,902.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.6%
BRAZIL— 7.4%
Consumer Discretionary — 1.9%
Vibra Energia	358,324	$1,147,756
Financials — 1.9%
Banco Santander Brasil	210,076	1,143,323
Materials — 3.6%
Cia Siderurgica Nacional	363,579	1,028,895
Vale	85,527	1,147,644
		2,176,539
TOTAL BRAZIL		4,467,618
CHILE— 2.6%
Materials — 2.6%
Empresas CMPC	916,466	1,556,330
CHINA— 30.9%
Consumer Discretionary — 2.3%
Gree Electric Appliances of Zhuhai, Cl A	286,300	1,410,132
Energy — 6.6%
China Petroleum & Chemical, Cl H	2,761,700	1,301,710
China Shenhua Energy, Cl H	436,964	1,232,978
Yankuang Energy Group, Cl H	486,800	1,519,331
		4,054,019
Financials — 8.4%
Bank of China, Cl H	3,594,200	1,277,445
Bank of Communications, Cl H	2,083,580	1,239,547
China Cinda Asset Management, Cl H	8,481,000	1,166,828
Haitong Securities, Cl H	2,036,700	1,362,141
		5,045,961
Industrials — 2.2%
Sinotruk Hong Kong	1,106,300	1,303,619
Materials — 2.1%
Shanxi Taigang Stainless Steel, Cl A	1,709,800	1,250,801

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.6%
Real Estate — 6.7%
China Jinmao Holdings Group	4,720,000	$1,094,332
CIFI Holdings Group	3,152,632	855,438
Jinke Properties Group, Cl A	2,278,828	884,156
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	1,492,200	1,311,645
		4,145,571
Utilities — 2.6%
China Power International Development	2,747,164	1,553,830
TOTAL CHINA		18,763,933
CZECH REPUBLIC— 2.1%
Utilities — 2.1%
CEZ	28,615	1,295,582
EGYPT— 2.0%
Consumer Staples — 2.0%
Eastern SAE	2,312,996	1,204,176
INDIA— 8.9%
Energy — 7.0%
Bharat Petroleum	329,149	1,371,640
Coal India	597,635	1,592,838
Indian Oil	1,375,601	1,266,068
		4,230,546
Materials — 1.9%
Vedanta	356,572	1,144,018
TOTAL INDIA		5,374,564
INDONESIA— 2.1%
Consumer Staples — 2.1%
Gudang Garam	670,288	1,258,555
MALAYSIA— 5.3%
Health Care — 3.0%
Hartalega Holdings	1,446,157	890,343

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.6%
Health Care — continued
Top Glove	4,229,132	$917,000
		1,807,343
Industrials — 2.3%
Sime Darby	2,667,926	1,402,752
TOTAL MALAYSIA		3,210,095
POLAND— 2.2%
Financials — 2.2%
Powszechny Zaklad Ubezpieczen	201,767	1,317,598
RUSSIA— 0.3%
Consumer Staples — 0.0%
Magnit PJSC GDR (A)(B)	7,300	5,609
Materials — 0.3%
Alrosa PJSC (A)(B)	1,194,381	60,541
Novolipetsk Steel PJSC (A)(B)	500,486	51,130
PhosAgro PJSC GDR (A)(B)	42	82
Severstal PJSC (A)(B)	71,665	41,326
		153,079
TOTAL RUSSIA		158,688
SOUTH AFRICA— 10.4%
Energy — 2.2%
Exxaro Resources	110,977	1,344,895
Materials — 8.2%
African Rainbow Minerals	91,274	1,281,005
Impala Platinum Holdings	116,177	1,286,989
Kumba Iron Ore	44,476	1,314,973
Sibanye Stillwater	466,596	1,134,883
		5,017,850
TOTAL SOUTH AFRICA		6,362,745
SOUTH KOREA— 8.6%
Energy — 2.1%
HD Hyundai	29,267	1,281,882

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.6%
Financials — 6.5%
Korea Investment Holdings	26,226	$1,273,852
NH Investment & Securities	175,887	1,347,144
Samsung Securities	47,840	1,288,892
		3,909,888
TOTAL SOUTH KOREA		5,191,770
TAIWAN— 6.8%
Information Technology — 4.6%
Compal Electronics	1,810,600	1,378,768
Lite-On Technology ADR	659,710	1,438,798
		2,817,566
Materials — 2.2%
Asia Cement	949,800	1,314,893
TOTAL TAIWAN		4,132,459
TURKEY— 4.0%
Consumer Staples — 2.2%
BIM Birlesik Magazalar	267,986	1,377,586
Materials — 1.8%
Eregli Demir ve Celik Fabrikalari	693,442	1,069,007
TOTAL TURKEY		2,446,593
TOTAL COMMON STOCK
(Cost $69,661,580)		56,740,706

PREFERRED STOCK — 6.2%
BRAZIL— 6.1%
Materials — 3.9%
Braskem, 0.000%	161,340	1,138,805
Gerdau, 0.000%	252,419	1,187,786
		2,326,591
Utilities — 2.2%
Cia Energetica de Minas Gerais, 0.000%	617,683	1,335,646
TOTAL BRAZIL		3,662,237

Schedule of Investments (Unaudited)	July 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.6%
RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC, 0.000% (A)(B)	3,166,303	$73,030
TOTAL RUSSIA		73,030
TOTAL PREFERRED STOCK
(Cost $5,589,110)		3,735,267

TOTAL INVESTMENTS — 99.8%
(Cost $75,250,690)		$60,475,973

Percentages are based on Net Assets of $60,584,755.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $231,718 and represented 0.4% of Net Assets.
(C)	There is currently no stated interest rate.

Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,377,842	$1,204,176	$158,688	$56,740,706
Preferred Stock	3,662,237	—	73,030	3,735,267
Total Investments in Securities	$59,040,079	$1,204,176	$231,718	$60,475,973

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 6.6%
Real Estate — 6.6%
Charter Hall Long Wale ‡	3,647,353	$11,580,272
Waypoint ‡	6,477,153	11,841,726

TOTAL AUSTRALIA		23,421,998
CANADA — 7.0%
Real Estate — 7.0%
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,234,596	12,670,182
SmartCentres Real Estate Investment Trust ‡ (A)	539,885	12,311,577

TOTAL CANADA		24,981,759
SINGAPORE — 28.7%
Real Estate — 28.7%
CapitaLand Integrated Commercial Trust ‡	8,464,375	13,343,219
Frasers Logistics & Commercial Trust ‡	12,313,357	12,821,776
Keppel ‡	15,309,983	12,288,728
Keppel ‡	7,931,867	11,872,850
Mapletree Industrial Trust ‡	6,851,013	13,425,588
Mapletree Logistics Trust ‡	9,891,988	12,589,413
Mapletree Pan Asia Commercial ‡	9,568,971	13,147,042
Suntec Real Estate Investment Trust ‡	11,072,634	12,890,983

TOTAL SINGAPORE		102,379,599
UNITED STATES — 57.3%
Financials — 40.9%
AGNC Investment ‡	923,561	11,646,104
Annaly Capital Management ‡	1,753,628	12,064,961
Ares Commercial Real Estate ‡	932,009	12,768,523
ARMOUR Residential ‡ (A)	1,458,468	11,478,143
Blackstone Mortgage Trust, Cl A ‡	421,011	13,038,711
Broadmark Realty Capital ‡	1,461,752	11,094,698
Dynex Capital ‡	800,580	13,449,744

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ellington Financial ‡	751,249	$12,057,547
KKR Real Estate Finance Trust ‡	634,969	12,375,546
MFA Financial ‡	751,823	9,743,626
PennyMac Mortgage Investment Trust ‡ (A)	822,054	12,626,749
Rithm Capital ‡	1,227,318	13,390,039
		145,734,391
Real Estate — 16.4%
Gaming and Leisure Properties ‡	294,966	15,335,282
Getty Realty ‡	470,069	13,791,824
Physicians Realty Trust ‡	763,719	13,571,287
WP Carey ‡	176,524	15,763,593
		58,461,986

TOTAL UNITED STATES		204,196,377
TOTAL COMMON STOCK
(Cost $369,244,232)		354,979,733

SHORT-TERM INVESTMENT(B)(C) — 2.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $10,061,970)	10,061,970	10,061,970

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.4%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $8,524,870 (collateralized by various U.S. Treasury Obligations, ranging in par value $148,618 - $900,870, 0.750%, 01/31/2028, with a total market value of $8,688,662)
(Cost $8,523,336)	$8,523,336	$8,523,336
TOTAL INVESTMENTS — 104.8%
(Cost $387,829,538)		$373,565,039

Percentages are based on Net Assets of $356,449,058.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $18,113,411.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $18,585,305.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$354,979,733	$—	$—	$354,979,733
Short-Term Investment	10,061,970	—	—	10,061,970
Repurchase Agreement	—	8,523,336	—	8,523,336
Total Investments in Securities	$365,041,703	$8,523,336	$—	$373,565,039

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 109.0%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	32,876	$26,751,530
CHINA — 1.3%
Communication Services — 0.4%
Baidu ADR *	140,916	19,244,898
NetEase ADR	113,636	10,565,875
		29,810,773
Consumer Discretionary — 0.5%
JD.com ADR	330,269	19,651,006
Pinduoduo ADR *	279,105	13,678,936
		33,329,942
Information Technology — 0.4%
NXP Semiconductors	170,844	31,414,795
TOTAL CHINA		94,555,510
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	55,612	31,945,757
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR	376,505	24,935,926
UNITED STATES — 106.5%
Communication Services — 17.0%
Activision Blizzard	509,199	40,710,460
Alphabet, Cl A *	2,361,100	274,643,152
Alphabet, Cl C *	2,459,080	286,827,091
Charter Communications, Cl A *	109,404	47,273,468
Comcast, Cl A	2,911,730	109,248,110
Electronic Arts	182,423	23,939,370
Match Group *	179,296	13,144,190
Meta Platforms, Cl A *	1,348,334	214,519,939

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	289,174	$65,035,233
Sirius XM Holdings	2,563,620	17,124,982
T-Mobile US *	816,460	116,802,768
		1,209,268,763
Consumer Discretionary — 17.0%
Airbnb, Cl A *	248,796	27,611,380
Amazon.com *	3,994,273	539,027,142
Booking Holdings *	26,590	51,469,997
Dollar Tree *	146,352	24,200,767
eBay	364,470	17,724,176
Lucid Group *	1,086,290	19,824,793
Lululemon Athletica *	79,967	24,830,553
Marriott International, Cl A	213,383	33,889,488
O'Reilly Automotive *	42,765	30,089,026
Ross Stores	228,909	18,601,145
Starbucks	746,889	63,321,250
Tesla *	406,516	362,388,688
		1,212,978,405
Consumer Staples — 6.9%
Costco Wholesale	288,497	156,163,426
Keurig Dr Pepper	923,998	35,795,683
Kraft Heinz	797,425	29,369,163
Mondelez International, Cl A	901,275	57,717,651
Monster Beverage *	345,028	34,371,689
PepsiCo	900,476	157,547,281
Walgreens Boots Alliance	562,795	22,297,938
		493,262,831
Health Care — 6.2%
Align Technology *	49,311	13,854,912
Amgen	347,946	86,106,197
Biogen *	95,197	20,473,067
Dexcom *	255,813	20,997,131

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	816,930	$48,811,567
IDEXX Laboratories *	54,546	21,773,672
Illumina *	102,471	22,203,416
Intuitive Surgical *	233,783	53,809,833
Moderna *	259,200	42,532,128
Regeneron Pharmaceuticals *	70,437	40,972,499
Seagen *	119,854	21,571,323
Vertex Pharmaceuticals *	166,457	46,676,207
		439,781,952
Industrials — 3.7%
Cintas	66,762	28,406,563
Copart *	154,804	19,830,393
CSX	1,416,334	45,790,078
Fastenal	375,040	19,262,054
Honeywell International	443,195	85,297,310
Old Dominion Freight Line	73,869	22,419,980
PACCAR	226,519	20,731,019
Verisk Analytics, Cl A	102,988	19,593,467
		261,330,864
Information Technology — 54.3%
Adobe *	307,774	126,224,273
Advanced Micro Devices *	1,055,377	99,701,465
Analog Devices	338,670	58,237,693
ANSYS *	54,533	15,214,162
Apple	6,354,046	1,032,596,015
Applied Materials	566,773	60,066,603
Atlassian, Cl A *	92,966	19,459,643
Autodesk *	141,822	30,678,935
Automatic Data Processing	272,080	65,603,930
Broadcom	265,980	142,426,970
Cadence Design Systems *	179,759	33,449,555
Cisco Systems	2,697,272	122,375,231

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	339,552	$23,075,954
Crowdstrike Holdings, Cl A *	139,134	25,545,002
Datadog, Cl A *	184,494	18,820,233
DocuSign, Cl A *	124,074	7,938,254
Fiserv *	421,068	44,498,466
Fortinet *	522,573	31,171,479
Intel	2,663,374	96,707,110
Intuit	183,830	83,857,731
KLA	97,403	37,357,947
Lam Research	90,212	45,152,008
Marvell Technology	553,442	30,815,651
Microchip Technology	361,028	24,860,388
Micron Technology	727,407	44,997,397
Microsoft	2,936,239	824,319,737
NVIDIA	1,381,376	250,899,323
Okta, Cl A *	94,324	9,286,198
Palo Alto Networks *	65,029	32,455,974
Paychex	235,111	30,160,039
PayPal Holdings *	754,067	65,249,417
QUALCOMM	729,555	105,829,248
Skyworks Solutions	100,827	10,978,044
Splunk *	100,633	10,456,775
Synopsys *	99,810	36,680,175
Texas Instruments	600,402	107,405,914
VeriSign *	68,847	13,023,098
Workday, Cl A *	129,471	20,080,952
Zoom Video Communications, Cl A *	163,845	17,016,942
Zscaler *	88,484	13,720,329
		3,868,394,260
Utilities — 1.4%
American Electric Power	334,635	32,981,625
Constellation Energy	204,753	13,534,173

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	638,238	$29,671,685
Xcel Energy	354,682	25,955,629
		102,143,112

TOTAL UNITED STATES		7,587,160,187
TOTAL COMMON STOCK
(Cost $7,568,170,577)		7,765,348,910
TOTAL INVESTMENTS — 109.0%
(Cost $7,568,170,577)		$7,765,348,910

WRITTEN OPTIONS— (9.2)%
(Premiums Received $(256,761,322))		$(651,945,080)

Percentages are based on Net Assets of $7,123,524,249.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTION — (9.2)%
Call Options
Nasdaq-100*	(5,996)	$(7,150,230,000)	$11,925.00	08/19/22	$(651,945,080)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $7,765,348,910.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,765,348,910	$—	$—	$7,765,348,910
Total Investments in Securities	$7,765,348,910	$—	$—	$7,765,348,910

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(651,945,080)	$–	$–	$(651,945,080)
Total Other Financial Instruments	$(651,945,080)	$–	$–	$(651,945,080)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 107.4%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	14,470	$2,660,744
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	18,806	2,514,926
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	28,388	8,573,176
UNITED STATES — 106.7%
Communication Services — 9.0%
Activision Blizzard	46,086	3,684,576
Alphabet, Cl A *	341,980	39,779,114
Alphabet, Cl C *	314,220	36,650,621
AT&T	403,770	7,582,801
Charter Communications, Cl A *	6,461	2,791,798
Comcast, Cl A	252,718	9,481,979
DISH Network, Cl A *	13,227	229,753
Electronic Arts	16,127	2,116,346
Fox, Cl A	17,491	579,127
Fox, Cl B	8,749	270,344
Interpublic Group	20,667	617,323
Live Nation Entertainment *	7,787	731,900
Lumen Technologies	53,401	581,537
Match Group *	16,232	1,189,968
Meta Platforms, Cl A *	130,204	20,715,456
Netflix *	24,848	5,588,315
News, Cl A	21,879	375,006
News, Cl B	8,517	147,174
Omnicom Group	12,634	882,358
Paramount Global, Cl B	33,929	802,421
Take-Two Interactive Software *	9,272	1,230,673
T-Mobile US *	32,936	4,711,824

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Twitter *	43,767	$1,821,145
Verizon Communications	237,676	10,978,254
Walt Disney *	102,936	10,921,510
Warner Bros Discovery *	125,685	1,885,275
		166,346,598
Consumer Discretionary — 12.3%
Advance Auto Parts	3,887	752,601
Amazon.com *	498,010	67,206,449
Aptiv *	15,372	1,612,369
AutoZone *	1,125	2,404,564
Bath & Body Works	13,631	484,446
Best Buy	12,297	946,746
Booking Holdings *	2,312	4,475,315
BorgWarner	12,611	485,019
Caesars Entertainment *	12,487	570,531
CarMax *	8,559	851,963
Carnival *	45,514	412,357
Chipotle Mexican Grill, Cl A *	1,536	2,402,642
Darden Restaurants	7,789	969,653
Dollar General	13,402	3,329,459
Dollar Tree *	13,225	2,186,886
Domino's Pizza	1,781	698,348
DR Horton	17,209	1,342,818
eBay	33,860	1,646,612
Etsy *	7,904	819,803
Expedia Group *	8,366	887,214
Ford Motor	223,816	3,287,857
Garmin	8,528	832,503
General Motors *	85,788	3,110,673
Genuine Parts	8,027	1,227,087
Hasbro	7,727	608,269
Hilton Worldwide Holdings	16,024	2,052,194
Home Depot	58,606	17,636,890

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands *	19,966	$752,519
Lennar, Cl A	14,831	1,260,635
LKQ	15,144	830,497
Lowe's	37,211	7,127,023
Marriott International, Cl A	15,742	2,500,144
McDonald's	41,808	11,010,973
MGM Resorts International	20,795	680,620
Mohawk Industries *	3,688	473,834
Newell Brands	21,831	441,205
NIKE, Cl B	71,460	8,212,183
Norwegian Cruise Line Holdings *	22,302	270,969
NVR *	151	663,358
O'Reilly Automotive *	3,628	2,552,625
Penn Entertainment *	8,371	289,218
Pool	2,095	749,381
PulteGroup	13,505	589,088
PVH	4,108	254,367
Ralph Lauren, Cl A	3,850	379,725
Ross Stores	20,193	1,640,883
Royal Caribbean Cruises *	12,562	486,275
Starbucks	64,311	5,452,287
Tapestry	16,476	554,088
Target	26,769	4,373,519
Tesla *	47,677	42,501,662
TJX	68,054	4,162,183
Tractor Supply	5,989	1,146,774
Ulta Beauty *	2,784	1,082,725
VF	17,234	770,015
Whirlpool	4,026	695,975
Wynn Resorts *	4,441	281,915
Yum! Brands	16,331	2,001,201
		227,429,134

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 7.1%
Altria Group	101,133	$4,435,693
Archer-Daniels-Midland	33,227	2,750,199
Brown-Forman, Cl B	10,931	811,299
Campbell Soup	12,509	617,319
Church & Dwight	14,213	1,250,318
Clorox	7,663	1,086,920
Coca-Cola	221,003	14,181,762
Colgate-Palmolive	49,359	3,886,528
Conagra Brands	26,336	900,955
Constellation Brands, Cl A	9,052	2,229,598
Costco Wholesale	25,096	13,584,465
Estee Lauder, Cl A	13,562	3,703,782
General Mills	35,350	2,643,826
Hershey	8,096	1,845,564
Hormel Foods	16,949	836,264
J M Smucker	6,523	863,123
Kellogg	13,516	999,103
Keurig Dr Pepper	43,465	1,683,834
Kimberly-Clark	19,982	2,633,428
Kraft Heinz	41,981	1,546,160
Kroger	37,034	1,719,859
Lamb Weston Holdings	8,482	675,676
McCormick	14,608	1,276,009
Molson Coors Beverage, Cl B	10,392	620,922
Mondelez International, Cl A	77,444	4,959,514
Monster Beverage *	22,093	2,200,905
PepsiCo	78,331	13,704,792
Philip Morris International	87,377	8,488,675
Procter & Gamble	136,111	18,907,179
Sysco	29,996	2,546,660
Tyson Foods, Cl A	16,477	1,450,141
Walgreens Boots Alliance	40,672	1,611,425

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	79,342	$10,477,111
		131,129,008
Energy — 4.7%
APA	20,759	771,612
Baker Hughes, Cl A	52,174	1,340,350
Chevron	111,402	18,245,420
ConocoPhillips	72,702	7,083,356
Coterra Energy	44,516	1,361,745
Devon Energy	35,604	2,237,711
Diamondback Energy	8,889	1,137,970
EOG Resources	34,420	3,828,192
Exxon Mobil	239,087	23,174,703
Halliburton	53,309	1,561,954
Hess	16,443	1,849,344
Kinder Morgan	114,895	2,066,961
Marathon Oil	41,298	1,024,190
Marathon Petroleum	29,734	2,725,418
Occidental Petroleum	52,294	3,438,331
ONEOK	24,472	1,461,957
Phillips 66	28,471	2,533,919
Pioneer Natural Resources	13,203	3,128,451
Schlumberger	80,719	2,989,025
Valero Energy	22,453	2,487,119
Williams	71,736	2,445,480
		86,893,208
Financials — 11.4%
Aflac	33,114	1,897,432
Allstate	16,316	1,908,483
American Express	34,119	5,255,008
American International Group	45,757	2,368,840
Ameriprise Financial	6,567	1,772,565
Aon, Cl A	12,362	3,597,836
Arthur J Gallagher	11,962	2,141,078

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Assurant	3,733	$656,187
Bank of America	401,440	13,572,686
Bank of New York Mellon	41,896	1,820,800
Berkshire Hathaway, Cl B *	102,766	30,891,460
BlackRock, Cl A	7,978	5,338,718
Brown & Brown	12,133	789,858
Capital One Financial	21,544	2,366,178
Cboe Global Markets	6,124	755,579
Charles Schwab	84,493	5,834,242
Chubb	24,504	4,622,435
Cincinnati Financial	8,546	831,868
Citigroup	108,893	5,651,547
Citizens Financial Group	28,594	1,085,714
CME Group, Cl A	21,154	4,219,800
Comerica	8,286	644,402
Discover Financial Services	16,390	1,655,390
Everest Re Group	1,960	512,246
FactSet Research Systems	1,989	854,634
Fifth Third Bancorp	37,431	1,277,146
First Republic Bank	10,691	1,739,533
Franklin Resources	15,752	432,392
Globe Life	4,328	435,959
Goldman Sachs Group	19,315	6,439,428
Hartford Financial Services Group	17,962	1,158,010
Huntington Bancshares	81,330	1,080,876
Intercontinental Exchange	32,175	3,281,528
Invesco	19,488	345,717
JPMorgan Chase	166,675	19,227,628
KeyCorp	50,658	927,041
Lincoln National	8,567	439,830
Loews	11,654	678,845
M&T Bank	10,679	1,894,989
MarketAxess Holdings	1,869	506,088

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	28,040	$4,597,438
MetLife	40,779	2,579,272
Moody's	9,369	2,906,732
Morgan Stanley	78,643	6,629,605
MSCI, Cl A	4,736	2,279,626
Nasdaq	6,047	1,093,902
Northern Trust	11,960	1,193,369
PNC Financial Services Group	23,037	3,822,760
Principal Financial Group	12,847	859,978
Progressive	34,377	3,955,418
Prudential Financial	21,190	2,118,788
Raymond James Financial	10,652	1,048,902
Regions Financial	51,969	1,100,703
S&P Global	19,564	7,374,259
Signature Bank NY	4,003	742,837
State Street	20,623	1,465,058
SVB Financial Group *	3,159	1,274,814
Synchrony Financial	30,301	1,014,477
T Rowe Price Group	12,364	1,526,583
Travelers	14,013	2,223,863
Truist Financial	76,263	3,848,994
US Bancorp	79,563	3,755,374
W R Berkley	12,456	778,874
Wells Fargo	213,881	9,382,959
Willis Towers Watson	5,950	1,231,293
Zions Bancorp	8,857	483,149
		210,199,023
Health Care — 15.4%
Abbott Laboratories	99,029	10,778,316
AbbVie	100,165	14,374,679
ABIOMED *	2,303	674,802
Agilent Technologies	17,632	2,364,451
Align Technology *	4,082	1,146,920

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AmerisourceBergen, Cl A	8,478	$1,237,195
Amgen	30,068	7,440,928
Baxter International	29,703	1,742,378
Becton Dickinson	16,793	4,102,698
Biogen *	8,189	1,761,126
Bio-Rad Laboratories, Cl A *	1,170	659,014
Bio-Techne	2,026	780,577
Boston Scientific *	84,137	3,453,824
Bristol-Myers Squibb	120,208	8,868,946
Cardinal Health	17,041	1,014,962
Catalent *	10,413	1,177,710
Centene *	34,409	3,199,005
Charles River Laboratories International *	2,524	632,363
Cigna	18,507	5,096,088
Cooper	2,542	831,234
CVS Health	73,844	7,065,394
Danaher	36,566	10,657,892
DaVita *	4,320	363,571
DENTSPLY SIRONA	12,732	460,389
Dexcom *	22,994	1,887,348
Edwards Lifesciences *	36,644	3,684,188
Elevance Health	13,532	6,456,117
Eli Lilly	44,722	14,744,396
Gilead Sciences	73,642	4,400,110
HCA Healthcare	13,272	2,819,238
Henry Schein *	7,876	620,865
Hologic *	13,388	955,636
Humana	7,059	3,402,438
IDEXX Laboratories *	4,598	1,835,430
Illumina *	9,199	1,993,239
Incyte *	11,079	860,617
Intuitive Surgical *	20,053	4,615,599
IQVIA Holdings *	10,427	2,505,295

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	149,552	$26,099,815
Laboratory Corp of America Holdings	5,014	1,314,621
McKesson	8,495	2,901,722
Medtronic	75,456	6,981,189
Merck	143,195	12,793,041
Mettler-Toledo International *	1,293	1,745,201
Moderna *	20,409	3,348,913
Molina Healthcare *	3,660	1,199,455
Organon	13,229	419,624
PerkinElmer	8,041	1,231,640
Pfizer	318,143	16,069,403
Quest Diagnostics	7,640	1,043,395
Regeneron Pharmaceuticals *	5,960	3,466,872
ResMed	8,123	1,953,744
STERIS	5,769	1,301,775
Stryker	18,775	4,031,931
Teleflex	2,348	564,600
Thermo Fisher Scientific	22,118	13,235,632
UnitedHealth Group	53,348	28,932,754
Universal Health Services, Cl B	4,353	489,582
Vertex Pharmaceuticals *	14,223	3,988,271
Viatris, Cl W *	65,277	632,534
Waters *	3,186	1,159,800
West Pharmaceutical Services	4,080	1,401,725
Zimmer Biomet Holdings	11,977	1,322,141
Zoetis, Cl A	26,275	4,796,501
		283,090,859
Industrials — 8.5%
3M	33,008	4,728,066
A O Smith	8,323	526,596
Alaska Air Group *	8,183	362,752
Allegion	4,322	456,835
American Airlines Group *	36,797	504,487

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AMETEK	13,556	$1,674,166
Boeing *	31,147	4,962,029
Carrier Global	50,032	2,027,797
Caterpillar	29,866	5,920,934
CH Robinson Worldwide	7,764	859,475
Cintas	5,050	2,148,725
Copart *	12,072	1,546,423
CSX	127,794	4,131,580
Cummins	8,152	1,804,119
Deere	16,183	5,553,682
Delta Air Lines *	36,121	1,148,648
Dover	8,067	1,078,397
Eaton	23,570	3,497,552
Emerson Electric	34,891	3,142,632
Equifax	7,682	1,604,847
Expeditors International of Washington	9,810	1,042,313
Fastenal	31,822	1,634,378
FedEx	13,456	3,136,459
Fortive	20,771	1,338,691
Fortune Brands Home & Security	7,898	550,333
Generac Holdings *	3,947	1,058,980
General Dynamics	13,497	3,059,365
General Electric	64,655	4,778,651
Honeywell International	38,265	7,364,482
Howmet Aerospace	21,499	798,258
Huntington Ingalls Industries	1,894	410,695
IDEX	4,236	884,265
Illinois Tool Works	16,216	3,369,036
Ingersoll Rand	21,974	1,094,305
Jacobs Engineering Group	7,792	1,069,842
JB Hunt Transport Services	4,273	783,113
Johnson Controls International	41,054	2,213,221
L3Harris Technologies	10,638	2,552,801

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	8,383	$896,981
Lockheed Martin	13,816	5,717,199
Masco	13,298	736,443
Nielsen Holdings	21,576	516,745
Nordson	3,647	842,421
Norfolk Southern	13,912	3,494,277
Northrop Grumman	8,589	4,113,272
Old Dominion Freight Line	5,319	1,614,370
Otis Worldwide	23,932	1,870,764
PACCAR	19,448	1,779,881
Parker-Hannifin	7,825	2,262,129
Pentair	8,803	430,379
Quanta Services	8,325	1,154,927
Raytheon Technologies	83,787	7,809,786
Republic Services, Cl A	12,007	1,664,891
Robert Half International	5,261	416,356
Rockwell Automation	6,240	1,592,947
Rollins	12,944	499,250
Snap-On	3,667	821,591
Southwest Airlines *	33,201	1,265,622
Stanley Black & Decker	8,539	831,101
Textron	12,636	829,427
Trane Technologies	13,704	2,014,351
TransDigm Group *	2,823	1,756,866
Union Pacific	35,427	8,052,557
United Airlines Holdings *	17,112	628,866
United Parcel Service, Cl B	41,385	8,065,523
United Rentals *	4,044	1,304,877
Verisk Analytics, Cl A	9,249	1,759,622
Waste Management	22,373	3,681,701
Westinghouse Air Brake Technologies	9,749	911,239
WW Grainger	2,297	1,248,488

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	10,776	$991,715
		156,395,494
Information Technology — 29.7%
Accenture, Cl A	35,826	10,972,071
Adobe *	26,657	10,932,569
Advanced Micro Devices *	91,280	8,623,222
Akamai Technologies *	8,563	823,932
Amphenol, Cl A	35,085	2,706,106
Analog Devices	30,086	5,173,589
ANSYS *	5,062	1,412,247
Apple	875,963	142,352,747
Applied Materials	50,860	5,390,143
Arista Networks *	12,265	1,430,467
Autodesk *	12,257	2,651,434
Automatic Data Processing	24,392	5,881,399
Broadcom	23,145	12,393,685
Broadridge Financial Solutions	7,348	1,179,721
Cadence Design Systems *	16,240	3,021,939
CDW	8,036	1,458,775
Ceridian HCM Holding *	7,866	430,821
Cisco Systems	234,712	10,648,883
Citrix Systems	7,723	783,189
Cognizant Technology Solutions, Cl A	30,639	2,082,226
Corning	44,966	1,652,950
DXC Technology *	13,515	427,074
Enphase Energy *	7,919	2,250,421
EPAM Systems *	3,734	1,304,100
F5 *	3,997	668,938
Fidelity National Information Services	36,056	3,683,481
Fiserv *	34,228	3,617,215
FleetCor Technologies *	4,234	931,861
Fortinet *	39,636	2,364,287
Gartner *	4,344	1,153,245

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Global Payments	16,295	$1,993,204
Hewlett Packard Enterprise	73,122	1,041,257
HP	61,728	2,061,098
Intel	230,733	8,377,915
International Business Machines	50,614	6,619,805
Intuit	15,914	7,259,489
Jack Henry & Associates	4,247	882,399
Juniper Networks	18,149	508,717
Keysight Technologies *	10,121	1,645,675
KLA	8,763	3,360,961
Lam Research	8,101	4,054,632
Mastercard, Cl A	48,730	17,240,187
Microchip Technology	32,906	2,265,907
Micron Technology	65,816	4,071,378
Microsoft	426,001	119,595,521
Monolithic Power Systems	2,326	1,080,939
Motorola Solutions	9,203	2,195,744
NetApp	12,207	870,725
NortonLifeLock	31,917	782,924
NVIDIA	142,191	25,826,151
ON Semiconductor *	25,811	1,723,659
Oracle	88,437	6,883,936
Paychex	18,761	2,406,661
Paycom Software *	2,484	820,937
PayPal Holdings *	66,939	5,792,232
PTC *	5,223	644,414
Qorvo *	6,540	680,618
QUALCOMM	63,206	9,168,662
Roper Technologies	6,057	2,644,910
Salesforce *	56,053	10,314,873
Seagate Technology Holdings	12,170	973,357
ServiceNow *	11,255	5,027,158
Skyworks Solutions	8,441	919,056

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SolarEdge Technologies *	2,845	$1,024,570
Synopsys *	8,969	3,296,108
Teledyne Technologies *	2,474	968,324
Teradyne	8,533	860,894
Texas Instruments	51,956	9,294,409
Trimble *	12,908	896,202
Tyler Technologies *	2,146	856,254
VeriSign *	5,137	971,715
Visa, Cl A	93,365	19,803,650
Western Digital *	17,092	839,217
Zebra Technologies, Cl A *	2,723	973,990
		547,923,171
Materials — 2.3%
Air Products & Chemicals	13,028	3,233,940
Albemarle	6,273	1,532,557
Amcor	86,844	1,124,630
Avery Dennison	4,310	820,883
Ball	17,283	1,268,918
Celanese, Cl A	5,904	693,779
CF Industries Holdings	12,536	1,197,063
Corteva	42,639	2,453,874
Dow	40,984	2,180,759
DuPont de Nemours	28,705	1,757,607
Eastman Chemical	7,865	754,489
Ecolab	14,473	2,390,505
FMC	7,720	857,692
Freeport-McMoRan	84,027	2,651,052
International Flavors & Fragrances	14,209	1,762,626
International Paper	21,488	919,042
LyondellBasell Industries, Cl A	14,476	1,290,101
Martin Marietta Materials	3,924	1,381,562
Mosaic	20,276	1,067,734
Newmont	46,163	2,090,261

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor	16,279	$2,210,688
Packaging Corp of America	5,443	765,340
PPG Industries	13,836	1,788,856
Sealed Air	8,654	528,933
Sherwin-Williams	13,965	3,378,692
Vulcan Materials	7,862	1,299,824
Westrock	15,732	666,408
		42,067,815
Real Estate — 3.1%
Alexandria Real Estate Equities ‡	7,979	1,322,759
American Tower ‡	26,111	7,071,642
AvalonBay Communities ‡	8,008	1,713,232
Boston Properties ‡	8,383	764,194
Camden Property Trust ‡	6,131	865,084
CBRE Group, Cl A *	18,045	1,545,013
Crown Castle ‡	25,480	4,603,217
Digital Realty Trust ‡	16,112	2,134,034
Duke Realty ‡	21,308	1,333,028
Equinix ‡	5,255	3,698,154
Equity Residential ‡	19,104	1,497,563
Essex Property Trust ‡	4,002	1,146,693
Extra Space Storage ‡	7,886	1,494,555
Federal Realty OP ‡	3,922	414,202
Healthpeak Properties ‡	29,764	822,379
Host Hotels & Resorts ‡	40,795	726,559
Iron Mountain ‡	16,012	776,422
Kimco Realty ‡	32,746	724,014
Mid-America Apartment Communities ‡	7,241	1,344,871
ProLogis ‡	41,455	5,495,275
Public Storage ‡	8,949	2,921,043
Realty Income ‡	35,320	2,613,327
Regency Centers ‡	8,749	563,698
SBA Communications, Cl A ‡	6,450	2,165,846

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	18,305	$1,988,655
UDR ‡	15,865	767,866
Ventas ‡	23,712	1,275,231
VICI Properties ‡	56,698	1,938,505
Vornado Realty Trust ‡	8,588	260,989
Welltower ‡	26,648	2,300,788
Weyerhaeuser ‡	40,932	1,486,650
		57,775,488
Utilities — 3.2%
AES	37,783	839,538
Alliant Energy	12,875	784,474
Ameren	15,321	1,426,692
American Electric Power	30,202	2,976,709
American Water Works	10,050	1,562,172
Atmos Energy	7,746	940,287
CenterPoint Energy	34,107	1,080,851
CMS Energy	16,089	1,105,797
Consolidated Edison	20,064	1,991,753
Constellation Energy	19,404	1,282,582
Dominion Energy	46,411	3,804,774
DTE Energy	11,157	1,453,757
Duke Energy	43,007	4,727,760
Edison International	22,412	1,518,861
Entergy	12,271	1,412,760
Evergy	12,821	875,162
Eversource Energy	19,153	1,689,678
Exelon	57,813	2,687,726
FirstEnergy	33,789	1,388,728
NextEra Energy	110,899	9,369,857
NiSource	21,964	667,706
NRG Energy	12,795	483,011
Pinnacle West Capital	6,910	507,678
PPL	41,168	1,197,165

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group	28,132	$1,847,428
Sempra Energy	17,716	2,937,313
Southern	59,289	4,558,731
WEC Energy Group	18,467	1,917,059
Xcel Energy	32,179	2,354,859
		59,390,868
TOTAL UNITED STATES		1,968,640,666
TOTAL COMMON STOCK
(Cost $2,009,261,989)		1,982,389,512
TOTAL INVESTMENTS — 107.4%
(Cost $2,009,261,989)		$1,982,389,512

WRITTEN OPTIONS— (7.6)%
(Premiums Received $(51,112,379))		$(140,562,710)

Percentages are based on Net Assets of $1,845,279,234.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (7.6)%
Call Options
S&P 500 Index*	(4,799)	$(1,847,615,000)	$3,850.00	08/19/22	$(140,562,710)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $1,982,389,512.

Cl — Class
S&P — Standard & Poor's

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,982,389,512	$—	$—	$1,982,389,512
Total Investments in Securities	$1,982,389,512	$—	$—	$1,982,389,512

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(140,562,710)	$–	$–	$(140,562,710)
Total Other Financial Instruments	$(140,562,710)	$–	$–	$(140,562,710)

Amounts designated as “—“ are $0 or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — 77.1%(A)
AUSTRALIA — 0.0%
Consumer Discretionary — 0.0%
Cenntro Electric Group *	1	$1
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	23,793	171,547
BERMUDA — 0.2%
Communication Services — 0.0%
Wejo Group *	1	1
Energy — 0.0%
Teekay *	1	3
Teekay Tankers, Cl A *	10,308	215,128
		215,131
Financials — 0.1%
Bank of NT Butterfield & Son	21,259	720,468
SiriusPoint *	36,721	160,838
		881,306
Industrials — 0.1%
Triton International	27,834	1,783,603
TOTAL BERMUDA		2,880,041
BRAZIL — 0.1%
Information Technology — 0.1%
StoneCo, Cl A *	114,650	1,098,347
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG *	42,883	959,293
CANADA — 0.4%
Consumer Staples — 0.0%
SunOpta *	40,348	355,869
Health Care — 0.1%
AbCellera Biologics *	85,759	861,020

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Aurinia Pharmaceuticals *	55,542	$454,334
		1,315,354
Industrials — 0.1%
Brookfield Business, Cl A	10,831	247,489
Li-Cycle Holdings *	54,665	393,041
		640,530
Materials — 0.0%
Novagold Resources *	98,097	478,713
PolyMet Mining *	1	3
		478,716
Utilities — 0.2%
Brookfield Infrastructure, Cl A	40,971	1,876,882
TOTAL CANADA		4,667,351
CHILE — 0.0%
Communication Services — 0.0%
Liberty Latin America, Cl A *	16,493	121,553
Liberty Latin America, Cl C *	63,564	466,560
TOTAL CHILE		588,113
CHINA — 0.1%
Industrials — 0.1%
Textainer Group Holdings	20,012	679,808
Information Technology — 0.0%
indie Semiconductor, Cl A *	41,295	297,324
TOTAL CHINA		977,132
GERMANY — 0.0%
Health Care — 0.0%
Affimed *	1	3

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.0%
Orion Engineered Carbons	25,840	$446,773
TOTAL GERMANY		446,776
GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	189,726	1,202,863
GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers	27,254	105,200
IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping *	14,392	117,295
Health Care — 0.1%
Prothena *	15,480	480,809
Industrials — 0.0%
Cimpress *	7,544	303,193
TOTAL IRELAND		901,297
ISRAEL — 0.1%
Communication Services — 0.0%
Innovid *	1	3
Consumer Discretionary — 0.0%
NEOGAMES *	4,684	71,618
Health Care — 0.0%
Nano-X Imaging *	17,465	210,279
Information Technology — 0.1%
Sapiens International	13,305	350,054
TOTAL ISRAEL		631,954
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna Holditalia	19,651	216,161

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
Kaleyra *	1	$2
TOTAL ITALY		216,163
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	28,487
MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	20,844	804,787
Industrials — 0.0%
Costamare	21,890	256,770
TOTAL MONACO		1,061,557
NORWAY — 0.1%
Energy — 0.1%
FLEX LNG	11,727	373,622
Frontline *	51,042	489,493
SFL	49,682	495,330
		1,358,445
Industrials — 0.0%
Golden Ocean Group	50,760	554,299
TOTAL NORWAY		1,912,744
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	12,522	173,430
PUERTO RICO — 0.2%
Financials — 0.1%
First BanCorp	83,523	1,260,362
OFG Bancorp	20,787	571,019
		1,831,381

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.1%
EVERTEC	25,598	$998,066
TOTAL PUERTO RICO		2,829,447
SINGAPORE — 0.1%
Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	1,230,380
THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	15,680	1,506,221
UNITED ARAB EMIRATES — 0.0%
Energy — 0.0%
Borr Drilling *	55,613	213,554
UNITED KINGDOM — 0.0%
Health Care — 0.0%
Babylon Holdings, Cl A *	1	1
Industrials — 0.0%
Luxfer Holdings	12,150	198,531
TOTAL UNITED KINGDOM		198,532
UNITED STATES — 75.3%
Communication Services — 2.1%
AdTheorent Holding *	1	3
Advantage Solutions *	32,174	142,853
AMC Networks, Cl A *	12,630	385,468
Anterix *	5,111	227,388
Arena Group Holdings *	4,773	49,687
ATN International	4,813	221,591
Audacy, Cl A *	1	1
Bandwidth, Cl A *	10,053	167,181
Boston Omaha, Cl A *	8,923	217,721
Bumble, Cl A	37,052	1,405,012
Cardlytics *	14,005	193,269

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Cargurus, Cl A *	42,696	$1,037,086
Cars.com *	28,236	332,055
Charge Enterprises *	44,703	135,897
Cinemark Holdings *	46,096	844,940
Clear Channel Outdoor Holdings, Cl A *	1	2
Cogent Communications Holdings	18,067	1,152,855
Consolidated Communications Holdings *	30,392	200,587
Cumulus Media, Cl A *	7,667	60,876
Daily Journal *	617	166,775
DHI Group *	17,672	86,416
EchoStar, Cl A *	15,893	314,046
Entravision Communications, Cl A	24,808	132,971
Eventbrite, Cl A *	31,494	294,784
EverQuote, Cl A *	8,145	85,115
EW Scripps, Cl A *	24,766	353,163
fuboTV *	1	2
Gannett *	1	3
Globalstar *	1	1
Gogo *	24,224	420,529
Gray Television	36,295	673,998
IDT, Cl B *	6,419	167,087
iHeartMedia, Cl A *	47,175	352,869
IMAX *	21,399	359,717
Integral Ad Science Holding *	14,255	134,995
Iridium Communications *	54,199	2,423,237
John Wiley & Sons, Cl A	18,232	952,075
KORE Group Holdings *	1	3
Leafly Holdings *	1,758	9,704
Liberty Media -Liberty Braves *	15,779	436,605
Liberty Media -Liberty Braves, Cl A *	4,604	132,871
Lions Gate Entertainment, Cl A *	23,892	209,294
Lions Gate Entertainment, Cl B *	48,530	403,284
Loyalty Ventures *	1	3

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Madison Square Garden Entertainment *	11,001	$640,588
Magnite *	53,587	409,405
Marcus	9,401	154,458
MediaAlpha, Cl A *	9,028	111,225
Ooma *	9,231	110,126
Outbrain *	11,814	66,158
Playstudios *	32,868	132,129
PubMatic, Cl A *	17,207	285,464
QuinStreet *	20,804	223,643
Radius Global Infrastructure, Cl A *	31,105	475,284
Redbox Entertainment *	2,722	11,868
Reservoir Media *	8,401	54,606
Scholastic	11,886	559,474
Shenandoah Telecommunications	20,650	460,495
Shutterstock	10,050	567,825
Sinclair Broadcast Group, Cl A	19,040	415,834
Skillz, Cl A *	1	2
Stagwell *	27,561	182,178
Starry Group Holdings, Cl A *	9,863	31,562
TechTarget *	11,526	751,380
TEGNA	93,689	1,961,848
Telephone and Data Systems	42,969	679,340
Thryv Holdings *	10,500	255,570
TrueCar *	1	3
United States Cellular *	6,636	194,368
Urban One	4,963	17,420
Urban One, Cl A	3,388	17,042
Vimeo *	59,315	329,791
Vinco Ventures *	1	1
WideOpenWest *	22,515	413,826
Yelp, Cl A *	30,071	921,977
Ziff Davis *	19,027	1,558,121

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ZipRecruiter, Cl A *	33,059	$579,524
		27,456,554
Consumer Discretionary — 8.0%
1-800-Flowers.com, Cl A *	10,860	108,274
1stdibs.com *	8,655	56,084
2U *	30,035	294,043
Aaron's	13,517	175,991
Abercrombie & Fitch, Cl A *	22,970	409,096
Academy Sports & Outdoors	35,035	1,507,556
Accel Entertainment, Cl A *	23,519	283,639
Acushnet Holdings	14,665	714,625
Adient *	40,064	1,353,362
Adtalem Global Education *	20,529	823,213
aka Brands Holding *	1	2
Allbirds, Cl A *	39,065	200,794
American Axle & Manufacturing Holdings *	46,528	414,564
American Eagle Outfitters	62,988	758,375
American Public Education *	7,602	119,427
America's Car-Mart *	2,545	263,586
AMMO *	36,211	176,710
Arko	34,379	313,880
Asbury Automotive Group *	9,718	1,667,997
Aterian *	1	2
Bally's *	16,695	366,789
BARK *	1	1
Beachbody *	1	1
Beazer Homes USA *	11,946	176,203
Bed Bath & Beyond *	37,802	190,144
Big 5 Sporting Goods	8,688	111,728
Big Lots	12,716	256,736
Biglari Holdings, Cl B *	301	36,183
BJ's Restaurants *	9,846	231,086
Bloomin' Brands	37,575	766,154

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bluegreen Vacations Holding, Cl A	6,233	$163,803
Boot Barn Holdings *	12,417	773,579
Bowlero *	16,057	183,692
Boxed *	1	2
Brinker International *	18,873	523,726
Buckle	12,898	389,520
Build-A-Bear Workshop	5,927	94,654
Caleres	15,728	390,369
Callaway Golf *	58,423	1,340,808
Camping World Holdings, Cl A	17,469	472,362
Canoo *	65,925	228,100
CarParts.com *	20,261	161,683
Carriage Services, Cl A	6,416	232,772
Cato, Cl A	7,975	98,491
Cavco Industries *	3,930	1,013,115
Century Casinos *	11,233	94,694
Century Communities	12,687	649,194
Cheesecake Factory	20,739	606,201
Chegg *	51,566	1,098,356
Chico's FAS *	49,956	250,779
Children's Place *	5,914	256,313
Chuy's Holdings *	8,607	191,334
Citi Trends *	3,707	91,118
Clarus	11,872	244,801
Conn's *	6,922	65,205
Container Store Group *	13,032	97,219
ContextLogic, Cl A *	1	1
Coursera *	46,710	648,802
Cracker Barrel Old Country Store	9,919	942,999
Crocs *	25,416	1,820,802
Dana	59,278	993,499
Dave & Buster's Entertainment *	18,501	691,197
Denny's *	25,181	244,507

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Designer Brands, Cl A	25,968	$374,718
Destination XL Group *	24,746	102,448
Dillard's, Cl A	2,131	484,483
Dine Brands Global	6,933	494,392
Dorman Products *	11,211	1,133,320
Dream Finders Homes, Cl A *	8,714	113,282
Duluth Holdings, Cl B *	5,057	48,749
Duolingo, Cl A *	9,795	898,691
El Pollo Loco Holdings *	8,129	79,014
Ethan Allen Interiors	9,866	226,819
European Wax Center, Cl A	8,900	186,188
Everi Holdings *	36,727	705,526
EVgo *	28,111	252,156
Express *	1	2
F45 Training Holdings *	13,542	26,678
Faraday Future Intelligent Electric *	58,846	130,050
First Watch Restaurant Group *	4,174	69,372
Fisker *	66,992	641,783
Foot Locker	34,310	973,375
Fossil Group *	19,378	116,849
Fox Factory Holding *	17,910	1,695,361
Franchise Group	12,078	397,729
Frontdoor *	34,222	916,123
Full House Resorts *	13,575	84,301
Funko, Cl A *	13,343	349,720
Genesco *	6,040	338,542
Gentherm *	14,112	911,071
G-III Apparel Group *	18,895	417,391
Golden Entertainment *	8,497	372,763
Goodyear Tire & Rubber *	117,149	1,438,590
GoPro, Cl A *	53,214	338,441
Graham Holdings, Cl B	1,644	977,342
Green Brick Partners *	12,936	346,685

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Group 1 Automotive	6,960	$1,231,363
Groupon, Cl A *	9,434	100,000
GrowGeneration *	22,976	111,434
Guess?	16,627	314,417
Haverty Furniture	6,949	189,916
Helen of Troy *	10,160	1,359,306
Hibbett	5,909	277,250
Hilton Grand Vacations *	37,394	1,524,553
Holley *	21,339	170,499
Hovnanian Enterprises, Cl A *	2,388	115,842
Inspirato *	4,295	21,604
Inspired Entertainment *	9,225	95,386
Installed Building Products	10,099	1,024,241
International Game Technology	42,430	804,048
iRobot *	11,437	526,216
Jack in the Box	9,030	624,334
JOANN	4,717	42,642
Johnson Outdoors, Cl A	2,348	158,044
KB Home	33,714	1,100,425
Kontoor Brands	23,500	857,750
Krispy Kreme	33,425	477,309
Kura Sushi USA, Cl A *	2,090	176,480
Lands' End *	5,973	76,156
Landsea Homes *	4,344	31,972
Latham Group *	17,919	98,375
Laureate Education, Cl A	50,092	593,089
La-Z-Boy	18,671	520,361
LCI Industries	10,564	1,427,091
Legacy Housing *	4,026	54,673
LGI Homes *	9,127	1,029,526
Life Time Group Holdings *	16,630	241,135
Lifetime Brands	5,430	58,427
Light & Wonder *	40,898	2,083,344

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lindblad Expeditions Holdings *	12,659	$100,006
Liquidity Services *	9,944	200,173
LL Flooring Holdings *	11,946	119,938
Lordstown Motors, Cl A *	1	2
Lovesac *	5,716	178,111
Lulu's Fashion Lounge Holdings *	2,172	12,163
Luminar Technologies, Cl A *	98,898	668,550
M/I Homes *	12,118	557,549
Malibu Boats, Cl A *	8,938	558,178
Marine Products	3,258	35,382
MarineMax *	9,105	371,848
MasterCraft Boat Holdings *	8,121	192,386
MDC Holdings	24,274	879,932
Meritage Homes *	15,509	1,369,445
Modine Manufacturing *	20,464	268,488
Monarch Casino & Resort *	5,670	363,730
Monro	14,176	710,926
Motorcar Parts of America *	7,602	114,562
Movado Group	6,868	233,375
Mullen Automotive *	1	1
Murphy USA	9,752	2,773,079
National Vision Holdings *	34,948	1,018,385
Nerdy *	1	3
Noodles, Cl A *	16,833	87,700
ODP *	19,146	695,000
ONE Group Hospitality *	8,858	74,319
OneWater Marine, Cl A *	4,828	174,967
Overstock.com *	18,329	531,541
Oxford Industries	6,844	652,918
Papa John's International	14,040	1,346,296
Party City Holdco *	1	1
Patrick Industries	9,683	587,952
Perdoceo Education *	28,812	394,724

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PetMed Express	8,924	$194,722
PLBY Group *	12,116	77,785
Porch Group *	1	2
Portillo's, Cl A *	9,729	222,113
Poshmark, Cl A *	19,097	206,057
PowerSchool Holdings, Cl A *	18,089	260,662
Purple Innovation, Cl A *	23,382	81,603
Quotient Technology *	1	3
Qurate Retail, Cl A	1	3
RCI Hospitality Holdings	3,926	223,625
RealReal *	1	2
Red Rock Resorts, Cl A	22,732	894,050
Rent the Runway, Cl A *	36,500	162,060
Rent-A-Center	26,432	621,945
Revolve Group, Cl A *	17,135	485,263
Rocky Brands	3,095	101,764
Rover Group, Cl A *	38,428	167,930
RumbleON, Cl B *	4,322	72,177
Rush Street Interactive *	22,740	125,980
Ruth's Hospitality Group	14,388	252,509
Sally Beauty Holdings *	45,102	576,404
SeaWorld Entertainment *	20,666	986,388
Shake Shack, Cl A *	15,916	819,037
Shoe Carnival	7,699	167,915
Signet Jewelers	21,575	1,315,212
Skyline Champion *	22,332	1,413,616
Sleep Number *	9,394	423,294
Smith & Wesson Brands	20,208	294,026
Snap One Holdings *	7,602	92,440
Solid Power *	23,549	149,301
Solo Brands, Cl A *	6,993	34,895
Sonder Holdings *	1	2
Sonic Automotive, Cl A	9,075	379,789

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sonos *	54,265	$1,199,799
Sportsman's Warehouse Holdings *	17,919	176,681
Standard Motor Products	8,885	406,400
Steven Madden	33,883	1,074,091
Stitch Fix, Cl A *	33,496	199,971
StoneMor *	3,580	12,136
Stoneridge *	11,478	216,016
Strategic Education	10,155	729,434
Stride *	17,635	787,932
Sturm Ruger	7,367	487,180
Superior Group	5,445	100,515
Sweetgreen, Cl A *	5,718	89,830
Target Hospitality *	15,056	207,020
Taylor Morrison Home, Cl A *	50,113	1,438,243
Tenneco, Cl A *	34,353	648,241
Texas Roadhouse, Cl A	29,276	2,553,453
ThredUp, Cl A *	1	2
Tile Shop Holdings	1	3
Tilly's, Cl A	9,231	69,879
Torrid Holdings *	7,092	28,794
Traeger *	13,032	40,008
TravelCenters of America *	5,434	226,706
Tri Pointe Homes *	45,804	848,290
Tupperware Brands *	19,581	146,074
Udemy *	29,822	356,373
Unifi *	5,803	79,095
Universal Electronics *	5,558	154,234
Universal Technical Institute *	13,347	107,310
Urban Outfitters *	28,997	593,859
Vacasa, Cl A *	1	3
Vista Outdoor *	23,860	718,186
Visteon *	11,777	1,502,510
Vivid Seats, Cl A	10,306	86,158

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Vivint Smart Home *	38,180	$182,500
Vizio Holding, Cl A *	28,081	257,222
Volta *	1	2
Vuzix *	24,435	199,634
Warby Parker, Cl A *	34,587	428,533
Weber, Cl A	9,368	59,674
Weyco Group	2,368	62,373
Wingstop	12,761	1,610,183
Winmark	1,459	324,117
Winnebago Industries	13,733	829,061
Wolverine World Wide	34,427	773,575
Workhorse Group *	81,557	266,691
WW International *	21,890	145,350
Xometry, Cl A *	14,004	532,152
XPEL *	8,979	550,323
Xponential Fitness, Cl A *	6,335	94,011
Zumiez *	8,005	208,130
		107,871,265
Consumer Staples — 2.6%
22nd Century Group *	1	2
Alico	2,643	96,311
Andersons	13,522	489,091
AppHarvest *	46,793	179,685
B&G Foods	28,411	702,036
Beauty Health *	41,532	553,206
BellRing Brands *	48,878	1,179,915
Benson Hill *	1	3
Beyond Meat *	25,384	812,034
BRC, Cl A *	10,574	99,290
Calavo Growers	7,487	301,726
Cal-Maine Foods	17,056	871,732
Celsius Holdings *	22,898	2,037,006
Central Garden & Pet *	4,269	185,018

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Central Garden & Pet, Cl A *	17,179	$700,903
Chefs' Warehouse *	14,322	495,684
Coca-Cola Consolidated	2,172	1,114,236
Duckhorn Portfolio *	15,692	287,791
Edgewell Personal Care	22,938	912,474
elf Beauty *	20,616	691,254
Energizer Holdings	28,300	835,699
Fresh Del Monte Produce	14,078	418,257
Hain Celestial Group *	31,202	709,846
Herbalife Nutrition *	40,917	998,784
HF Foods Group *	15,391	80,957
Honest *	44,677	149,221
Hostess Brands, Cl A *	58,519	1,323,700
Ingles Markets, Cl A	6,078	580,206
Inter Parfums	7,729	645,140
J & J Snack Foods	6,605	895,044
John B Sanfilippo & Son	3,901	292,185
Lancaster Colony	8,175	1,082,207
Landec *	10,860	113,813
Local Bounti *	2,381	9,214
Medifast	4,948	832,204
MGP Ingredients	6,108	642,439
Mission Produce *	16,777	237,898
National Beverage	10,114	547,977
Natural Grocers by Vitamin Cottage	4,396	72,886
Nature's Sunshine Products *	5,057	52,846
Nu Skin Enterprises, Cl A	21,193	922,107
PriceSmart	10,519	698,251
Primo Water	64,990	859,168
Rite Aid *	22,636	186,294
Seneca Foods, Cl A *	2,565	146,000
Simply Good Foods *	37,671	1,228,828
Sovos Brands *	11,878	168,192

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
SpartanNash	15,328	$494,941
Sprouts Farmers Market *	47,480	1,312,347
Tattooed Chef *	19,718	124,421
Thorne HealthTech *	3,565	18,502
Tootsie Roll Industries	6,741	236,744
TreeHouse Foods *	21,900	950,898
Turning Point Brands	6,435	154,440
United Natural Foods *	24,548	1,043,535
Universal	10,273	574,363
USANA Health Sciences *	4,988	347,265
Utz Brands	27,434	461,440
Vector Group	59,017	657,449
Veru *	27,607	334,045
Village Super Market, Cl A	3,880	87,572
Vintage Wine Estates *	13,344	97,945
Vita Coco *	11,690	140,865
Vital Farms *	10,827	127,759
WD-40	5,745	1,018,991
Weis Markets	6,966	535,894
Whole Earth Brands *	15,714	84,541
		35,242,717
Energy — 4.0%
Aemetis *	11,573	85,062
Alto Ingredients *	29,322	126,085
Amplify Energy *	14,794	101,339
Arch Resources	6,346	819,522
Archaea Energy, Cl A *	24,696	404,520
Archrock	55,759	470,606
Battalion Oil *	1,058	11,204
Berry	29,223	249,564
Brigham Minerals, Cl A	21,270	564,718
Bristow Group *	10,265	264,837
Cactus, Cl A	24,580	1,022,282

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
California Resources	33,972	$1,523,984
Callon Petroleum *	20,561	946,628
Centennial Resource Development, Cl A *	78,570	523,276
Centrus Energy, Cl A *	4,561	151,197
ChampionX	85,933	1,795,140
Chord Energy	18,021	2,311,013
Civitas Resources	30,730	1,811,841
Clean Energy Fuels *	65,604	425,114
CNX Resources *	83,943	1,449,696
Comstock Resources *	39,071	622,401
CONSOL Energy *	14,611	895,946
Crescent Energy, Cl A	13,170	192,282
CVR Energy	12,664	424,751
Delek US Holdings	29,464	785,510
Denbury *	21,348	1,535,135
DHT Holdings	57,931	380,607
Diamond Offshore Drilling *	41,325	278,944
DMC Global *	8,306	189,045
Dorian LPG	13,544	218,329
Dril-Quip *	14,976	384,134
Earthstone Energy, Cl A *	24,087	341,795
Empire Petroleum *	2,787	30,657
Energy Fuels *	63,904	428,796
Equitrans Midstream	172,817	1,356,613
Excelerate Energy, Cl A *	7,687	170,190
Expro Group Holdings *	32,038	390,223
Gevo *	1	3
Green Plains *	22,108	796,330
Gulfport Energy *	4,935	454,217
Helix Energy Solutions Group *	1	4
Helmerich & Payne	43,410	2,009,883
HighPeak Energy	2,707	66,538
International Seaways	20,103	475,436

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinetik Holdings, Cl A	6,835	$278,048
Laredo Petroleum *	7,136	632,749
Liberty Energy, Cl A *	59,034	838,283
Magnolia Oil & Gas, Cl A	69,628	1,680,124
Matador Resources	47,028	2,717,278
Murphy Oil	62,000	2,178,680
Nabors Industries *	3,823	544,739
NACCO Industries, Cl A	1,669	65,592
National Energy Services Reunited *	15,747	111,016
Newpark Resources *	1	4
NextDecade *	12,755	90,178
NexTier Oilfield Solutions *	71,676	714,610
Noble *	15,524	465,720
Nordic American Tankers	1	2
Northern Oil and Gas	27,369	789,048
Oceaneering International *	41,098	436,461
Oil States International *	24,978	127,388
Par Pacific Holdings *	19,916	328,614
Patterson-UTI Energy	89,185	1,476,012
PBF Energy, Cl A *	40,874	1,363,148
Peabody Energy *	48,812	1,024,564
ProPetro Holding *	35,838	377,016
Ranger Oil, Cl A	9,177	349,277
REX American Resources *	2,310	220,513
Riley Exploration Permian	4,819	127,607
Ring Energy *	1	3
RPC	28,543	232,911
SandRidge Energy *	13,171	246,693
Select Energy Services, Cl A *	27,457	205,104
SilverBow Resources *	4,886	220,798
Sitio Royalties	4,947	145,986
SM Energy	50,810	2,097,437
Solaris Oilfield Infrastructure, Cl A	13,032	144,525

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Talos Energy *	27,424	$519,685
Tellurian *	232,837	866,154
TETRA Technologies *	50,669	221,930
Tidewater *	17,268	380,414
Uranium Energy *	80,001	336,004
Ur-Energy *	1	1
US Silica Holdings *	31,528	436,032
VAALCO Energy	24,202	143,518
Valaris *	25,249	1,266,995
Vertex Energy *	22,440	304,735
W&T Offshore *	38,553	191,608
Weatherford International *	29,231	676,113
World Fuel Services	26,591	737,102
		53,795,816
Financials — 13.2%
1st Source	7,125	343,568
ACNB	3,437	113,043
AFC Gamma ‡	6,892	113,029
Alerus Financial	6,611	162,895
Allegiance Bancshares	8,340	367,294
Amalgamated Financial	6,281	144,965
A-Mark Precious Metals	7,890	239,067
Ambac Financial Group *	18,835	221,688
Amerant Bancorp, Cl A	11,512	314,508
American Equity Investment Life Holding	34,467	1,294,581
American National Bankshares	4,657	169,003
Ameris Bancorp	28,158	1,331,592
AMERISAFE	8,161	371,815
Angel Oak Mortgage ‡	4,141	58,595
Apollo Commercial Real Estate Finance ‡	57,931	740,358
Arbor Realty Trust ‡	70,167	1,166,176
Ares Commercial Real Estate ‡	18,089	247,819
Argo Group International Holdings	13,559	444,600

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ARMOUR Residential ‡	38,454	$302,633
Arrow Financial	6,004	201,434
Artisan Partners Asset Management, Cl A	25,018	994,716
AssetMark Financial Holdings *	8,478	160,997
Associated Banc-Corp	62,987	1,266,039
Associated Capital Group, Cl A	880	35,992
Atlantic Union Bankshares	31,853	1,101,795
Atlanticus Holdings *	2,185	84,428
Axos Financial *	24,244	1,012,429
B Riley Financial	8,636	445,099
Bakkt Holdings *	1	3
Banc of California	23,480	411,135
BancFirst	8,220	882,746
Bancorp *	22,904	563,438
Bank First	2,896	222,760
Bank of Marin Bancorp	6,821	223,183
BankUnited	35,625	1,384,031
Bankwell Financial Group	2,292	75,132
Banner	14,563	902,760
Bar Harbor Bankshares	6,519	188,855
BayCom	5,376	105,316
BCB Bancorp	5,981	115,194
Berkshire Hills Bancorp	20,596	580,189
BGC Partners, Cl A	152,639	557,132
Blackstone Mortgage Trust, Cl A ‡	72,523	2,246,037
Blucora *	20,685	413,700
Blue Foundry Bancorp *	11,233	131,763
Blue Ridge Bankshares	7,059	105,461
Bread Financial Holdings	20,787	823,373
Bridgewater Bancshares *	9,415	164,574
Bright Health Group *	1	2
Brightsphere Investment Group	13,958	263,946
BrightSpire Capital, Cl A ‡	36,112	319,230

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Broadmark Realty Capital ‡	53,214	$403,894
Brookline Bancorp	31,324	433,211
BRP Group, Cl A *	24,457	674,280
Business First Bancshares	8,710	204,511
Byline Bancorp	10,705	262,165
Cadence Bank	76,708	2,002,079
Cambridge Bancorp	2,951	245,789
Camden National	6,318	288,733
Cannae Holdings *	34,932	737,415
Capital Bancorp	3,894	97,311
Capital City Bank Group	5,960	193,044
Capitol Federal Financial	53,587	513,899
Capstar Financial Holdings	8,958	188,208
Carter Bankshares *	10,520	146,754
Cathay General Bancorp	30,682	1,279,439
CBTX	8,072	249,828
Central Pacific Financial	11,758	278,429
Chicago Atlantic Real Estate Finance	2,715	38,607
Chimera Investment ‡	99,791	1,044,812
Citizens & Northern	6,685	163,315
City Holding	6,342	550,422
Civista Bancshares	6,568	142,263
Claros Mortgage Trust	38,046	728,961
CNB Financial	7,089	182,896
CNO Financial Group	50,217	941,569
Coastal Financial *	4,561	188,050
Cohen & Steers	10,623	782,809
Colony Bankcorp	6,722	97,603
Columbia Banking System	33,242	1,002,911
Columbia Financial *	16,328	332,112
Community Bank System	22,603	1,521,860
Community Trust Bancorp	6,796	294,471
Compass Diversified Holdings	25,151	606,894

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ConnectOne Bancorp	15,994	$422,881
Consumer Portfolio Services *	5,964	76,458
Cowen, Cl A	11,487	402,849
Crawford, Cl A	6,686	48,474
CrossFirst Bankshares *	18,835	258,416
Curo Group Holdings	8,858	63,423
Customers Bancorp *	13,062	498,838
CVB Financial	57,783	1,541,073
Diamond Hill Investment Group	1,276	243,933
Dime Community Bancshares	14,395	490,582
Donegal Group, Cl A	6,720	95,155
Donnelley Financial Solutions *	12,474	423,991
Dynex Capital ‡	15,677	263,374
Eagle Bancorp	13,508	662,297
Eastern Bankshares	71,290	1,454,316
eHealth *	10,147	75,088
Ellington Financial ‡	23,603	378,828
Employers Holdings	11,959	474,892
Enact Holdings	12,603	290,373
Encore Capital Group *	10,437	755,952
Enova International *	14,981	516,994
Enstar Group *	5,200	1,029,184
Enterprise Bancorp	4,159	132,256
Enterprise Financial Services	14,928	702,064
Equity Bancshares, Cl A	6,268	200,263
Esquire Financial Holdings	2,831	102,539
Essent Group	45,348	1,893,732
EZCORP, Cl A *	20,634	165,897
Farmers & Merchants Bancorp	4,995	153,097
Farmers National Banc	13,032	185,054
FB Financial	15,114	647,635
Federal Agricultural Mortgage, Cl C	3,950	435,646
Federated Hermes, Cl B	38,726	1,320,944

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Finance of America, Cl A *	1	$2
Financial Institutions	6,762	179,261
First Bancorp	4,511	136,255
First Bancorp	14,869	563,238
First Bancshares	8,758	253,982
First Bank	6,516	98,131
First Busey	21,721	535,423
First Business Financial Services	3,314	110,853
First Commonwealth Financial	38,756	574,364
First Community Bankshares	7,213	231,393
First Financial	5,012	234,161
First Financial Bancorp	39,444	881,179
First Financial Bankshares	54,882	2,424,687
First Foundation	21,500	447,630
First Guaranty Bancshares	2,585	64,160
First Internet Bancorp	4,137	146,657
First Interstate BancSystem, Cl A	39,066	1,593,111
First Merchants	24,293	1,008,888
First Mid Bancshares	7,805	293,234
First of Long Island	9,890	179,998
First Western Financial *	3,278	91,751
FirstCash Holdings	16,665	1,220,878
Five Star Bancorp	5,503	145,114
Flagstar Bancorp	22,121	911,385
Flushing Financial	12,626	272,595
Focus Financial Partners, Cl A *	26,737	1,080,977
Franklin BSP Realty Trust ‡	34,794	534,088
Fulton Financial	67,528	1,127,042
FVCBankcorp *	4,948	94,754
GAMCO Investors, Cl A	2,575	53,406
GCM Grosvenor	18,122	143,345
Genworth Financial, Cl A *	230,453	979,425
German American Bancorp	11,618	439,625

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Glacier Bancorp	46,722	$2,340,305
Goosehead Insurance, Cl A	7,842	440,799
Granite Point Mortgage Trust ‡	22,093	234,407
Great Southern Bancorp	4,301	266,404
Green Dot, Cl A *	22,238	624,888
Greene County Bancorp	1,479	67,842
Greenlight Capital Re, Cl A *	10,860	78,083
Guaranty Bancshares	3,591	134,196
Hamilton Lane, Cl A	14,927	1,128,033
Hancock Whitney	36,552	1,784,103
Hanmi Financial	13,221	334,095
Hannon Armstrong Sustainable Infrastructure Capital ‡	35,438	1,278,957
HarborOne Bancorp	19,208	278,516
HBT Financial	4,838	90,180
HCI Group	2,957	202,466
Heartland Financial USA	17,268	775,333
Heritage Commerce	24,249	285,653
Heritage Financial	14,909	387,932
Hilltop Holdings	26,220	756,447
Hingham Institution For Savings The	621	180,096
Hippo Holdings *	1	1
Home Bancorp	3,282	123,633
Home BancShares	79,441	1,874,808
Home Point Capital	3,258	11,989
HomeStreet	8,313	309,992
HomeTrust Bancshares	6,564	158,455
Hope Bancorp	48,432	728,417
Horace Mann Educators	17,694	606,020
Horizon Bancorp	18,124	345,625
Houlihan Lokey, Cl A	21,513	1,819,139
Independent Bank	8,963	188,044
Independent Bank	19,463	1,630,999

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Independent Bank Group	15,784	$1,116,244
International Bancshares	22,917	1,005,140
Invesco Mortgage Capital ‡	24,251	429,243
Investors Title	433	64,517
Jackson Financial, Cl A	31,297	860,980
James River Group Holdings	15,808	375,598
John Marshall Bancorp	4,789	124,849
Kearny Financial	26,640	311,954
Kinsale Capital Group	9,056	2,202,510
KKR Real Estate Finance Trust ‡	21,579	420,575
Ladder Capital, Cl A ‡	46,885	556,994
Lakeland Bancorp	25,521	406,294
Lakeland Financial	10,321	802,974
Lemonade *	16,618	313,249
LendingClub *	42,768	592,337
LendingTree *	4,894	223,069
Live Oak Bancshares	13,811	519,846
Luther Burbank	6,346	83,704
Macatawa Bank	10,860	100,998
Manning & Napier, Cl A	6,578	83,606
MarketWise *	7,079	20,175
MBIA *	19,905	250,405
Mercantile Bank	6,846	242,622
Merchants Bancorp	6,715	177,679
Mercury General	11,055	463,536
Metrocity Bankshares	8,352	172,970
Metropolitan Bank Holding *	4,418	306,521
MFA Financial ‡	44,422	575,709
Mid Penn Bancorp	6,345	181,975
Midland States Bancorp	9,259	242,586
MidWestOne Financial Group	6,321	197,278
Moelis, Cl A	27,034	1,259,244
Moneylion *	1	2

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Mr Cooper Group *	30,276	$1,363,934
MVB Financial	4,562	148,265
National Bank Holdings, Cl A	12,368	514,756
National Western Life Group, Cl A	1,132	228,664
Navient	59,581	981,299
NBT Bancorp	17,849	723,598
Nelnet, Cl A	6,939	659,830
NerdWallet, Cl A *	10,558	91,643
New York Mortgage Trust ‡	1	3
Nexpoint Real Estate Finance ‡	3,263	68,849
NI Holdings *	4,022	59,686
Nicolet Bankshares *	5,193	415,336
NMI Holdings, Cl A *	35,934	680,590
Northeast Bank	2,772	110,326
Northfield Bancorp	18,276	269,023
Northwest Bancshares	50,159	721,286
OceanFirst Financial	24,963	513,239
Old National Bancorp	124,281	2,163,732
Old Second Bancorp	17,707	248,783
Open Lending, Cl A *	42,897	444,413
Oportun Financial *	9,538	87,559
Oppenheimer Holdings, Cl A	4,139	139,029
OppFi *	1,701	5,205
Orchid Island Capital, Cl A ‡	1	3
Origin Bancorp	9,658	415,970
Orrstown Financial Services	4,899	126,982
Oscar Health, Cl A *	48,925	264,195
Pacific Premier Bancorp	39,781	1,338,233
Palomar Holdings *	10,391	648,087
Park National	6,156	797,571
Parke Bancorp	4,251	93,309
Pathward Financial	12,570	423,860
PCB Bancorp	4,859	93,633

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PCSB Financial	5,648	$110,080
Peapack-Gladstone Financial	7,668	250,437
PennyMac Financial Services	12,726	697,258
PennyMac Mortgage Investment Trust ‡	40,947	628,946
Peoples Bancorp	11,295	349,241
Peoples Financial Services	3,065	163,181
Perella Weinberg Partners, Cl A	19,276	135,896
Pioneer Bancorp *	4,887	47,453
Piper Sandler	7,400	933,880
PJT Partners	10,112	722,806
PRA Group *	17,980	716,323
Preferred Bank	5,793	421,151
Premier Financial	15,476	440,756
Primis Financial	9,604	130,134
ProAssurance	23,090	510,982
Professional Holding, Cl A *	5,398	121,185
PROG Holdings *	23,836	439,059
Provident Bancorp	6,346	96,078
Provident Financial Services	31,866	776,256
Pzena Investment Management, Cl A	7,059	66,566
QCR Holdings	7,044	417,639
Radian Group	75,251	1,683,365
RBB Bancorp	6,395	145,870
Ready Capital ‡	36,647	509,760
Red River Bancshares	1,971	108,109
Redwood Trust ‡	47,751	413,524
Regional Management	3,423	140,343
Renasant	23,256	776,750
Republic Bancorp, Cl A	4,109	184,248
Republic First Bancorp *	18,802	68,063
RLI	16,714	1,838,206
Root, Cl A	1	1
S&T Bancorp	16,572	512,738

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Safety Insurance Group	6,202	$536,783
Sandy Spring Bancorp	18,777	775,490
Sculptor Capital Management, Cl A	9,741	95,559
Seacoast Banking Corp of Florida	25,377	907,989
Selective Insurance Group	25,152	1,958,335
Selectquote *	1	2
ServisFirst Bancshares	21,179	1,809,746
Shore Bancshares	7,300	143,080
Sierra Bancorp	6,202	139,235
Silvercrest Asset Management Group, Cl A	4,027	71,681
Silvergate Capital, Cl A *	13,178	1,229,376
Simmons First National, Cl A	52,706	1,251,768
SmartFinancial	6,435	168,919
South Plains Financial	4,784	126,393
Southern First Bancshares *	3,392	151,792
Southern Missouri Bancorp	3,441	185,608
Southside Bancshares	13,245	529,005
SouthState	32,149	2,725,271
StepStone Group, Cl A	22,105	588,877
Sterling Bancorp *	7,108	44,496
Stewart Information Services	11,360	620,824
Stock Yards Bancorp	12,049	833,188
StoneX Group *	7,360	641,277
Summit Financial Group	4,937	150,628
Sunlight Financial Holdings *	1	4
SWK Holdings *	1,528	27,611
Texas Capital Bancshares *	21,466	1,258,337
Third Coast Bancshares *	5,446	102,167
Tiptree	9,699	107,756
Tompkins Financial	6,121	472,235
Towne Bank	28,623	854,969
TPG RE Finance Trust ‡	25,998	282,078
Trean Insurance Group *	7,739	39,933

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
TriCo Bancshares	13,270	$634,306
Triumph Bancorp *	10,156	737,833
Trupanion *	16,236	1,023,355
TrustCo Bank NY	8,177	274,420
Trustmark	26,079	846,785
Two Harbors Investment ‡	141,926	763,562
UMB Financial	18,523	1,676,332
United Bankshares	55,843	2,163,358
United Community Banks	44,521	1,515,050
United Fire Group	9,153	300,493
Unity Bancorp	2,864	80,249
Universal Insurance Holdings	11,233	142,097
Univest Financial	12,532	312,548
USCB Financial Holdings *	4,444	53,950
Valley National Bancorp	186,436	2,179,437
Value Line	400	34,716
Velocity Financial *	3,631	42,955
Veritex Holdings	22,047	682,134
Victory Capital Holdings, Cl A	6,759	187,022
Virtus Investment Partners	3,088	637,116
Walker & Dunlop	12,811	1,443,031
Washington Federal	27,603	942,090
Washington Trust Bancorp	7,398	406,002
Waterstone Financial	9,316	173,743
WesBanco	25,436	867,876
West BanCorp	7,091	184,437
Westamerica BanCorp	11,168	670,192
WisdomTree Investments	55,743	289,864
World Acceptance *	1,811	200,614
WSFS Financial	27,342	1,304,760
		177,555,306
Health Care — 12.7%
1Life Healthcare *	74,705	1,265,503

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
23andMe Holding, Cl A *	1	$3
2seventy bio *	15,596	224,426
4D Molecular Therapeutics *	11,743	110,384
Aadi Bioscience *	6,012	74,368
Absci *	22,466	73,913
ACADIA Pharmaceuticals *	50,825	746,619
Accolade *	22,027	203,529
Aclaris Therapeutics *	25,048	385,990
Adagio Therapeutics *	37,880	133,338
AdaptHealth, Cl A *	30,631	677,251
Adaptive Biotechnologies *	46,172	422,936
Addus HomeCare *	6,644	616,630
Adicet Bio *	11,833	199,859
ADMA Biologics *	1	2
Aerie Pharmaceuticals *	17,886	125,381
Aerovate Therapeutics *	4,920	109,470
Agenus *	1	3
Agiliti *	11,565	253,158
Agios Pharmaceuticals *	23,277	502,085
AirSculpt Technologies *	3,395	26,379
Akero Therapeutics *	11,030	112,947
Akoya Biosciences *	5,770	81,242
Albireo Pharma *	7,526	156,466
Alector *	24,402	249,388
Alignment Healthcare *	40,576	595,656
Alkermes *	68,134	1,744,230
Allogene Therapeutics *	38,828	503,987
Allovir *	12,116	55,612
Allscripts Healthcare Solutions *	50,685	801,837
Alpha Teknova *	2,715	17,620
Alphatec Holdings *	29,152	219,806
Alpine Immune Sciences *	5,397	42,906
ALX Oncology Holdings *	7,569	73,268

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
American Well, Cl A *	95,028	$370,609
Amicus Therapeutics *	114,661	1,142,024
AMN Healthcare Services *	19,671	2,211,807
Amneal Pharmaceuticals *	1	4
Amphastar Pharmaceuticals *	16,004	598,390
Amylyx Pharmaceuticals *	4,902	132,305
AN2 Therapeutics *	1,836	15,716
AnaptysBio *	8,602	180,126
Anavex Life Sciences *	27,693	284,130
AngioDynamics *	16,160	366,670
ANI Pharmaceuticals *	4,999	171,216
Anika Therapeutics *	6,482	151,420
Apellis Pharmaceuticals *	37,916	2,133,912
Apollo Medical Holdings *	16,195	858,821
Arbutus Biopharma *	1	2
Arcellx *	3,801	78,795
Arcturus Therapeutics Holdings *	9,549	167,585
Arcus Biosciences *	21,543	572,828
Arcutis Biotherapeutics *	14,610	354,439
Arrowhead Pharmaceuticals *	43,382	1,845,036
Artivion *	16,495	323,302
Arvinas *	20,264	1,076,221
Atara Biotherapeutics *	36,348	110,134
Atea Pharmaceuticals *	27,967	229,329
Athira Pharma *	4,421	15,385
ATI Physical Therapy *	1	1
AtriCure *	19,082	942,842
Atrion	591	399,457
Aura Biosciences *	7,757	110,615
Avanos Medical *	20,339	577,017
Aveanna Healthcare Holdings *	1	2
Avid Bioservices *	24,978	490,818
Avidity Biosciences *	20,514	334,173

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Axogen *	15,917	$148,346
Axonics *	19,529	1,266,846
Axsome Therapeutics *	12,142	468,560
Beam Therapeutics *	27,153	1,710,096
Berkeley Lights *	20,941	94,025
BioCryst Pharmaceuticals *	84,528	931,499
Biohaven Pharmaceutical Holding *	26,380	3,852,008
BioLife Solutions *	13,892	267,699
Bionano Genomics *	1	2
Bioventus, Cl A *	11,913	101,141
Bioxcel Therapeutics *	7,229	111,616
Bluebird Bio *	28,203	114,222
Blueprint Medicines *	24,918	1,272,313
Bridgebio Pharma *	43,643	377,948
Brookdale Senior Living *	76,393	368,214
Butterfly Network *	71,416	309,945
C4 Therapeutics *	16,257	156,717
Cano Health *	67,051	408,341
Cara Therapeutics *	18,462	161,358
Cardiovascular Systems *	17,260	265,977
CareDx *	21,596	513,769
CareMax *	24,709	176,669
Caribou Biosciences *	21,517	174,718
Cassava Sciences *	16,475	269,037
Castle Biosciences *	9,694	271,044
Catalyst Pharmaceuticals *	39,842	407,982
Celldex Therapeutics *	19,529	599,931
Celularity *	6,497	19,556
Century Therapeutics *	7,399	78,207
Cerevel Therapeutics Holdings *	22,647	595,390
Cerus *	69,844	377,158
ChemoCentryx *	26,389	623,308
Chimerix *	1	2

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Chinook Therapeutics *	18,317	$339,048
CinCor Pharma *	5,556	125,677
Clover Health Investments, Cl A *	1	3
Codexis *	24,978	171,349
Cogent Biosciences *	21,326	236,505
Coherus Biosciences *	27,627	234,001
Collegium Pharmaceutical *	15,029	258,349
Community Health Systems *	51,415	153,217
Computer Programs and Systems *	6,264	211,473
CONMED	12,142	1,185,423
Convey Health Solutions Holdings *	5,770	60,296
Corcept Therapeutics *	36,864	1,056,522
CorVel *	3,801	626,747
Covetrus *	44,302	920,153
Crinetics Pharmaceuticals *	22,094	424,426
Cross Country Healthcare *	15,769	415,671
CryoPort *	18,540	689,688
CTI BioPharma *	38,396	251,110
Cue Health *	1	3
Cullinan Oncology *	11,200	151,312
Cutera *	7,348	341,094
Cytek Biosciences *	47,580	609,024
Cytokinetics *	34,344	1,453,782
Day One Biopharmaceuticals *	9,401	161,039
Deciphera Pharmaceuticals *	21,215	269,218
Denali Therapeutics *	41,148	1,399,855
Design Therapeutics *	14,133	277,289
DICE Therapeutics *	11,807	203,553
DocGo *	33,404	258,213
Dynavax Technologies *	54,687	786,399
Dyne Therapeutics *	12,659	132,793
Eagle Pharmaceuticals *	4,884	193,895
Edgewise Therapeutics *	14,557	140,766

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Editas Medicine, Cl A *	28,236	$449,235
Eiger BioPharmaceuticals *	14,222	123,589
Embecta *	23,718	698,021
Emergent BioSolutions *	21,036	728,687
Enanta Pharmaceuticals *	8,484	467,893
Endo International *	1	1
Enochian Biosciences *	1	2
Ensign Group	22,455	1,789,439
EQRx *	56,624	308,601
Erasca *	26,607	200,617
Esperion Therapeutics *	24,402	140,800
Evolent Health, Cl A *	34,155	1,160,928
Evolus *	13,915	171,572
EyePoint Pharmaceuticals *	10,487	95,746
Fate Therapeutics *	34,836	1,063,543
FibroGen *	35,838	450,842
Figs, Cl A *	52,803	558,128
Foghorn Therapeutics *	8,145	119,161
Forma Therapeutics Holdings *	14,288	118,305
Fulcrum Therapeutics *	12,253	72,048
Fulgent Genetics *	8,972	536,077
Gelesis Holdings *	1	1
Generation Bio *	18,259	116,492
Geron *	1	2
Glaukos *	19,317	1,040,220
Global Blood Therapeutics *	26,427	864,691
Gossamer Bio *	25,521	286,601
GreenLight Biosciences Holdings PBC *	1	2
Haemonetics *	21,365	1,484,654
Halozyme Therapeutics *	58,049	2,838,596
Hanger *	16,282	302,357
Harmony Biosciences Holdings *	11,013	558,689
Health Catalyst *	22,694	379,898

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HealthEquity *	34,622	$2,013,962
HealthStream *	10,872	261,580
Heron Therapeutics *	1	3
Heska *	4,135	378,311
HilleVax *	5,407	73,103
Hims & Hers Health *	50,188	310,664
Humacyte *	7,258	25,258
Icosavax *	9,604	67,228
Ideaya Biosciences *	14,960	223,203
IGM Biosciences *	4,241	68,323
Imago Biosciences *	11,091	178,565
ImmunityBio *	30,309	117,902
ImmunoGen *	88,542	419,689
Immunovant *	16,663	68,652
Inari Medical *	20,108	1,559,979
Inhibrx *	11,573	200,676
Innovage Holding *	7,602	33,829
Innoviva *	26,438	379,121
Inogen *	9,588	266,738
Inotiv *	7,778	145,293
Inovio Pharmaceuticals *	1	2
Insmed *	50,281	1,112,216
Inspire Medical Systems *	11,570	2,418,014
Instil Bio *	24,133	136,110
Integer Holdings *	13,976	976,783
Intellia Therapeutics *	31,413	2,034,306
Intercept Pharmaceuticals *	10,861	138,586
Intra-Cellular Therapies *	38,283	2,071,876
Invitae *	1	2
Iovance Biotherapeutics *	62,340	726,261
iRadimed	2,967	125,356
iRhythm Technologies *	12,438	1,923,288
Ironwood Pharmaceuticals, Cl A *	59,286	678,825

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
iTeos Therapeutics *	9,440	$230,902
IVERIC bio *	47,784	510,811
Janux Therapeutics *	7,432	92,305
Joint *	6,430	109,953
Jounce Therapeutics *	1	3
KalVista Pharmaceuticals *	9,401	116,102
Karuna Therapeutics *	11,022	1,435,615
Karyopharm Therapeutics *	30,205	128,371
Keros Therapeutics *	7,004	224,688
Kezar Life Sciences *	16,767	163,814
Kiniksa Pharmaceuticals, Cl A *	12,116	120,070
Kinnate Biopharma *	11,200	119,840
Kodiak Sciences *	13,932	138,623
Kronos Bio *	16,460	69,132
Krystal Biotech *	8,750	635,075
Kura Oncology *	26,064	399,040
Kymera Therapeutics *	15,759	347,171
Lantheus Holdings *	28,519	2,187,978
LeMaitre Vascular	8,265	416,143
Lexicon Pharmaceuticals *	1	2
LHC Group *	12,728	2,075,428
LifeStance Health Group *	29,695	176,982
Ligand Pharmaceuticals *	6,385	587,612
Liquidia *	19,771	96,977
LivaNova *	22,575	1,437,350
Lyell Immunopharma *	85,252	474,854
MacroGenics *	44,563	139,482
Madrigal Pharmaceuticals *	5,270	331,061
MannKind *	102,986	355,302
MaxCyte *	39,398	214,719
Medpace Holdings *	12,118	2,054,365
MeiraGTx Holdings *	12,489	103,409
Meridian Bioscience *	18,244	577,605

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Merit Medical Systems *	23,348	$1,342,043
Mersana Therapeutics *	31,362	159,005
Mesa Laboratories	2,172	463,179
MiMedx Group *	46,155	157,850
Mirum Pharmaceuticals *	6,664	167,266
ModivCare *	5,421	541,016
Monte Rosa Therapeutics *	11,946	108,350
Morphic Holding *	10,727	283,944
Multiplan *	171,578	868,185
Myriad Genetics *	33,799	891,618
NanoString Technologies *	19,749	252,787
National HealthCare	5,324	378,164
National Research	6,216	235,586
Nautilus Biotechnology, Cl A *	1	3
Nektar Therapeutics, Cl A *	75,029	297,115
Neogen *	45,593	1,054,566
NeoGenomics *	47,888	484,627
Nevro *	14,732	638,632
NextGen Healthcare *	24,006	410,983
NGM Biopharmaceuticals *	21,169	306,527
Nkarta *	13,491	182,263
Nurix Therapeutics *	23,065	368,117
Nutex Health *	1	3
Nuvalent, Cl A *	7,432	110,440
NuVasive *	21,949	1,152,761
Nuvation Bio *	60,093	165,857
Ocugen *	1	3
Ocular Therapeutix *	31,494	141,093
Omnicell *	18,496	2,036,780
Oncology Institute *	7,752	50,078
OPKO Health *	1	2
OptimizeRx *	7,556	169,783
Option Care Health *	65,174	2,189,846

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
OraSure Technologies *	1	$3
Organogenesis Holdings, Cl A *	28,779	165,191
Orthofix Medical *	8,400	215,460
OrthoPediatrics *	6,113	288,839
Outlook Therapeutics *	1	1
Outset Medical *	20,197	312,044
Owens & Minor	30,992	1,097,427
Owlet *	1	2
P3 Health Partners *	10,506	51,584
Pacific Biosciences of California *	111,603	487,705
Pacira BioSciences *	18,836	1,065,364
Paragon 28 *	19,140	363,660
Pardes Biosciences, Cl A *	11,675	32,924
Patterson	36,566	1,135,740
Pediatrix Medical Group *	35,983	815,375
Pennant Group *	11,372	151,702
PepGen *	3,404	38,125
PetIQ, Cl A *	12,030	197,292
Phathom Pharmaceuticals *	8,485	78,147
Phibro Animal Health, Cl A	8,983	175,797
Phreesia *	21,326	500,948
PMV Pharmaceuticals *	15,492	231,605
Point Biopharma Global, Cl A *	30,704	225,367
Praxis Precision Medicines *	1	4
Precigen *	1	2
Prestige Consumer Healthcare *	21,271	1,282,854
Privia Health Group *	18,241	670,904
PROCEPT BioRobotics *	10,553	404,180
Progyny *	31,087	949,086
Prometheus Biosciences *	12,789	545,707
Protagonist Therapeutics *	18,632	185,388
Provention Bio *	22,806	87,119
PTC Therapeutics *	29,594	1,288,819

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pulmonx *	14,391	$245,223
Quanterix *	13,935	222,821
Quantum-Si *	1	3
R1 RCM *	56,289	1,407,225
Radius Health *	19,378	195,330
RadNet *	20,027	411,955
Rallybio *	7,262	67,754
RAPT Therapeutics *	10,985	202,344
Reata Pharmaceuticals, Cl A *	11,896	364,969
Recursion Pharmaceuticals, Cl A *	66,042	558,715
REGENXBIO *	17,074	535,611
Relay Therapeutics *	32,072	610,009
Relmada Therapeutics *	11,249	287,974
Replimune Group *	12,489	240,788
Revance Therapeutics *	28,779	446,650
REVOLUTION Medicines *	25,912	585,352
Rigel Pharmaceuticals *	1	1
Rocket Pharmaceuticals *	18,353	266,119
RxSight *	8,580	128,357
Sage Therapeutics *	21,531	740,882
Sana Biotechnology *	36,008	240,533
Sangamo Therapeutics *	48,870	209,652
Schrodinger *	22,538	705,439
Science 37 Holdings *	1	2
SeaSpine Holdings *	13,542	80,439
Seer, Cl A *	18,566	167,094
Select Medical Holdings	46,452	1,375,908
Sema4 Holdings *	1	2
Senseonics Holdings *	1	1
Seres Therapeutics *	50,102	205,919
Sharecare *	1	1
Shockwave Medical *	14,907	3,144,334
SI-BONE *	13,575	182,448

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SIGA Technologies	19,751	$339,520
Sight Sciences *	9,061	84,086
Silk Road Medical *	14,762	671,819
Simulations Plus	6,704	430,062
Singular Genomics Systems *	20,568	78,364
SomaLogic *	62,018	313,191
Sorrento Therapeutics *	1	3
SpringWorks Therapeutics *	14,513	433,648
STAAR Surgical *	20,169	1,627,638
Stoke Therapeutics *	9,461	139,928
Supernus Pharmaceuticals *	20,967	665,702
Surgery Partners *	16,625	654,693
Surmodics *	5,882	204,694
Sutro Biopharma *	17,919	104,826
Syndax Pharmaceuticals *	21,431	436,549
Tactile Systems Technology *	8,145	63,124
Talaris Therapeutics *	28,627	127,390
Tango Therapeutics *	19,290	78,896
Tarsus Pharmaceuticals *	7,698	115,624
Tenaya Therapeutics *	11,776	56,172
Tenon Medical *	1	2
TG Therapeutics *	53,927	323,023
Theravance Biopharma *	25,318	222,545
Theseus Pharmaceuticals *	5,567	40,138
TransMedics Group *	11,287	455,769
Travere Therapeutics *	25,442	598,905
Treace Medical Concepts *	13,977	236,491
Tricida *	13,775	126,179
Turning Point Therapeutics *	19,468	1,459,711
Twist Bioscience *	23,568	1,030,864
Tyra Biosciences *	5,057	53,857
UFP Technologies *	2,989	240,674
US Physical Therapy	5,518	716,126

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Utah Medical Products	1,629	$148,793
Vanda Pharmaceuticals *	22,806	245,849
Varex Imaging *	16,527	368,387
Vaxart *	50,499	185,836
Vaxcyte *	22,112	510,345
VBI Vaccines *	1	1
Ventyx Biosciences *	11,410	172,405
Vera Therapeutics, Cl A *	6,191	106,795
Veracyte *	29,981	789,700
Vericel *	19,860	646,244
Verve Therapeutics *	15,204	374,322
Vicarious Surgical *	42,061	164,038
ViewRay *	1	3
Vir Biotechnology *	30,260	841,531
Viridian Therapeutics *	10,612	140,503
VistaGen Therapeutics *	1	—
Xencor *	24,210	694,585
Xeris Biopharma Holdings *	1	1
Y-mAbs Therapeutics *	14,831	231,215
Zentalis Pharmaceuticals *	15,984	466,733
Zimvie *	8,673	168,430
Zynex	9,231	79,202
		170,560,608
Industrials — 11.6%
AAON	18,332	1,103,036
AAR *	14,389	640,742
ABM Industries	28,404	1,273,635
ACCO Brands	38,553	276,425
ACV Auctions, Cl A *	46,706	345,157
Aerojet Rocketdyne Holdings *	33,215	1,451,163
AeroVironment *	9,567	828,885
AerSale *	6,516	114,095
Air Transport Services Group *	25,039	784,722

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Alamo Group	4,344	$562,157
Albany International, Cl A	13,188	1,203,669
Alight, Cl A *	140,481	1,059,227
Allegiant Travel *	6,589	759,778
Allied Motion Technologies	5,587	150,514
Alta Equipment Group	7,942	89,268
Altra Industrial Motion	27,529	1,148,785
Ameresco, Cl A *	13,275	759,595
American Woodmark *	7,051	354,101
API Group *	86,063	1,524,176
Apogee Enterprises	10,237	425,962
Applied Industrial Technologies	16,255	1,635,090
ArcBest	10,591	938,363
Archer Aviation, Cl A *	1	4
Arcosa	20,460	1,054,918
Argan	6,449	239,645
Aris Water Solution, Cl A	9,049	191,567
Array Technologies *	62,690	1,056,326
ASGN *	21,442	2,224,822
Astec Industries	9,714	477,249
Astra Space *	1	1
Astronics *	10,317	115,757
Atkore *	18,653	1,851,683
Atlas Air Worldwide Holdings *	12,125	917,984
Atlas Technical Consultants *	6,313	44,317
AZZ	10,430	443,692
Babcock & Wilcox Enterprises *	23,316	185,595
Barnes Group	20,393	689,691
Barrett Business Services	3,154	257,335
Beacon Roofing Supply *	23,442	1,406,989
Berkshire Grey *	1	2
Bird Global, Cl A *	1	1
Blade Air Mobility *	23,195	128,848

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Blink Charging *	15,204	$321,869
Bloom Energy, Cl A *	67,667	1,368,903
Blue Bird *	7,059	78,778
BlueLinx Holdings *	3,990	319,200
Boise Cascade	16,737	1,183,473
Brady, Cl A	19,942	954,225
BrightView Holdings *	19,038	250,159
Brink's	20,167	1,148,309
Cadre Holdings	6,873	162,546
Caesarstone	9,231	82,894
Casella Waste Systems, Cl A *	20,980	1,698,331
CBIZ *	20,852	951,268
Chart Industries *	15,498	3,023,505
CIRCOR International *	8,213	142,988
Columbus McKinnon	11,970	396,207
Comfort Systems USA	15,126	1,598,213
CompX International	1,017	23,137
Concrete Pumping Holdings *	10,860	70,916
Construction Partners, Cl A *	17,136	407,494
CoreCivic *	49,413	532,178
Covenant Logistics Group, Cl A	5,292	177,123
CRA International	3,063	303,268
CSW Industrials	6,341	757,559
Custom Truck One Source *	24,435	151,253
Daseke *	16,833	141,061
Deluxe	18,431	463,355
Desktop Metal, Cl A *	1	2
Distribution Solutions Group *	2,337	115,915
Douglas Dynamics	9,782	311,655
Ducommun *	4,748	224,770
DXP Enterprises *	7,228	245,752
Dycom Industries *	12,463	1,285,683
Eagle Bulk Shipping	5,582	295,455

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
EMCOR Group	22,142	$2,576,665
Encore Wire	8,230	1,139,608
Energy Recovery *	23,354	519,159
Energy Vault Holdings *	10,428	46,405
Enerpac Tool Group, Cl A	25,913	526,034
EnerSys	17,531	1,155,468
Eneti	9,437	60,586
Ennis	11,172	244,108
Enovix *	45,060	600,199
EnPro Industries	8,852	827,485
ESCO Technologies	10,845	841,030
ESS Tech *	53,701	204,064
Evoqua Water Technologies *	49,063	1,869,791
Exponent	21,925	2,203,243
Fathom Digital Manufacturing C *	4,249	18,186
Federal Signal	25,536	1,060,255
First Advantage *	23,146	324,738
Fluence Energy, Cl A *	14,867	204,273
Fluor *	60,081	1,526,658
Forrester Research *	5,000	232,450
Forward Air	11,341	1,190,011
Franklin Covey *	5,441	284,728
Franklin Electric	19,640	1,783,705
Frontier Group Holdings *	14,815	214,521
FTC Solar *	16,833	84,502
FuelCell Energy *	152,430	547,224
GATX	15,006	1,504,351
Genco Shipping & Trading	15,434	297,568
GEO Group *	48,700	319,472
Gibraltar Industries *	14,069	658,289
Global Industrial	5,678	202,988
GMS *	18,301	971,234
Gorman-Rupp	9,825	301,627

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
GrafTech International	82,229	$633,163
Granite Construction	19,436	581,136
Great Lakes Dredge & Dock *	28,107	363,424
Greenbrier	13,618	433,325
Griffon	21,335	640,263
H&E Equipment Services	13,743	491,312
Harsco *	32,410	155,892
Hawaiian Holdings *	21,780	325,829
Healthcare Services Group	31,957	458,263
Heartland Express	19,378	307,723
Heidrick & Struggles International	8,472	263,818
Heliogen *	1	2
Helios Technologies	13,672	940,907
Herc Holdings	11,033	1,368,313
Heritage-Crystal Clean *	6,926	232,437
Hillenbrand	30,914	1,428,227
Hillman Solutions *	55,672	576,205
HireRight Holdings *	9,061	134,646
HNI	18,406	650,100
Hub Group, Cl A *	14,058	1,074,031
Hudson Technologies *	17,779	158,411
Huron Consulting Group *	9,216	618,394
Hydrofarm Holdings Group *	16,800	54,264
Hyliion Holdings *	73,543	289,024
Hyster-Yale Materials Handling	4,533	156,796
Hyzon Motors *	55,816	224,380
ICF International	7,884	743,855
IES Holdings *	4,002	132,066
Infrastructure and Energy Alternatives *	11,743	165,811
Insperity	15,314	1,680,558
Insteel Industries	8,043	251,746
Interface, Cl A	23,892	346,195
Janus International Group *	33,735	343,085

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JELD-WEN Holding *	38,292	$680,832
Joby Aviation *	103,978	576,038
John Bean Technologies	13,339	1,498,103
Kadant	4,946	1,008,242
Kaman	11,908	366,528
KAR Auction Services *	51,286	876,991
Karat Packaging *	2,468	46,966
Kelly Services, Cl A	15,165	328,777
Kennametal	35,331	948,637
Kforce	8,608	566,837
Kimball International, Cl B	14,661	120,074
Korn Ferry	22,715	1,488,060
Kratos Defense & Security Solutions *	52,299	752,583
Legalzoom.com *	40,603	425,519
Lightning eMotors *	1	4
Lindsay	4,619	711,141
Manitowoc *	14,118	161,369
ManTech International, Cl A	12,410	1,189,126
Markforged Holding *	1	2
Marten Transport	25,386	547,322
Masonite International *	9,960	906,659
Matson	17,367	1,592,033
Matthews International, Cl A	13,233	369,862
Maxar Technologies	30,899	849,105
McGrath RentCorp	10,231	863,087
Meritor *	29,098	1,059,749
Microvast Holdings *	1	3
Miller Industries	4,955	119,069
MillerKnoll	31,746	955,872
Momentus *	1	2
Montrose Environmental Group *	11,449	459,334
Moog, Cl A	12,323	1,055,342
MRC Global *	33,293	386,865

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mueller Industries	23,737	$1,598,212
Mueller Water Products, Cl A	64,277	836,887
MYR Group *	7,137	679,657
National Presto Industries	2,302	163,902
Nikola *	133,305	829,157
NL Industries	3,258	30,397
Northwest Pipe *	4,289	134,460
NOW *	45,442	502,589
NuScale Power *	7,115	102,029
NV5 Global *	5,635	764,106
Omega Flex	1,329	152,822
PAM Transportation Services *	3,245	116,106
Park Aerospace	8,145	99,369
Parsons *	13,959	603,448
PGT Innovations *	24,789	542,879
Pitney Bowes	72,082	235,708
Planet Labs PBC *	64,369	343,087
Powell Industries	4,181	100,177
Preformed Line Products	1,339	80,072
Primoris Services	22,811	532,865
Proterra *	91,471	493,029
Proto Labs *	11,886	581,107
Quad *	1	3
Quanex Building Products	14,485	356,476
Radiant Logistics *	15,950	115,638
RBC Bearings *	12,358	2,916,488
Red Violet *	3,900	92,040
Redwire *	1	3
Resideo Technologies *	61,217	1,377,995
Resources Connection	13,731	294,667
REV Group	14,491	168,675
Rocket Lab USA *	88,202	411,903
Rush Enterprises, Cl A	17,974	866,167

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rush Enterprises, Cl B	2,921	$158,464
Saia *	11,212	2,666,774
Sarcos Technology and Robotics *	1	3
Shoals Technologies Group, Cl A *	46,278	1,093,549
Shyft Group	14,946	387,699
Simpson Manufacturing	18,444	1,904,896
Skillsoft *	33,591	128,989
SkyWest *	21,369	516,061
SP Plus *	9,931	340,236
Spire Global *	1	2
Spirit Airlines *	45,369	1,123,790
SPX *	18,620	1,101,001
Standex International	5,121	497,147
Steelcase, Cl A	35,295	392,833
Stem *	67,907	769,386
Sterling Check *	9,977	196,048
Sterling Construction *	12,237	314,613
Sun Country Airlines Holdings *	14,033	283,046
Tennant	7,922	531,012
Terex	28,963	970,550
Terran Orbital *	9,911	42,023
Thermon Group Holdings *	13,575	211,363
Titan International *	21,947	367,832
Titan Machinery *	8,585	241,496
TPI Composites *	15,204	250,410
Transcat *	3,071	191,385
TriNet Group *	16,734	1,380,555
Trinity Industries	34,936	906,589
Triumph Group *	26,421	410,582
TrueBlue *	14,853	321,419
TuSimple Holdings, Cl A *	57,877	576,455
Tutor Perini *	17,003	154,387
UFP Industries	25,555	2,356,427

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
UniFirst	6,336	$1,241,159
Universal Logistics Holdings	3,432	103,132
Upwork *	50,296	933,494
V2X *	5,145	171,020
Velo3D *	1	3
Veritiv *	6,132	760,491
Viad *	8,779	296,467
Vicor *	9,204	671,524
View *	1	2
Virgin Galactic Holdings *	94,537	703,355
VSE	4,679	196,284
Wabash National	21,091	380,903
Watts Water Technologies, Cl A	11,689	1,614,602
Werner Enterprises	27,184	1,195,009
Wheels Up Experience *	1	2
Willdan Group *	5,110	139,043
Xos *	1	2
Zurn Elkay Water Solutions	51,642	1,495,036
		156,387,444
Information Technology — 10.1%
3D Systems *	51,569	589,949
8x8 *	46,188	225,859
908 Devices *	8,688	195,480
A10 Networks	26,658	397,471
ACI Worldwide *	49,474	1,411,493
ACM Research, Cl A *	19,835	334,815
ADTRAN Holdings	32,362	779,601
Advanced Energy Industries	15,914	1,424,144
Aeva Technologies *	59,281	209,262
AEye *	1	2
Agilysys *	8,973	433,396
Akoustis Technologies *	21,177	90,638
Alarm.com Holdings *	20,094	1,422,052

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Alkami Technology *	15,049	$209,482
Alpha & Omega Semiconductor *	9,427	396,028
Altair Engineering, Cl A *	21,610	1,273,045
Ambarella *	15,666	1,355,892
American Software, Cl A	13,767	246,154
Amkor Technology	43,240	872,151
Amplitude, Cl A *	23,136	341,950
Appfolio, Cl A *	8,044	818,960
Appian, Cl A *	16,787	814,673
Applied Blockchain *	1	2
Arlo Technologies *	34,752	244,307
Arteris *	3,702	29,838
Asana, Cl A *	31,159	601,992
Atomera *	8,145	95,134
Avaya Holdings *	1	1
AvePoint *	53,334	268,270
Aviat Networks *	4,839	142,170
Avid Technology *	15,484	434,481
AvidXchange Holdings *	60,636	437,792
Axcelis Technologies *	14,044	987,714
AXT *	16,833	147,625
Badger Meter	12,397	1,192,467
Belden	18,711	1,210,976
Benchmark Electronics	15,071	385,516
Benefitfocus *	10,317	87,385
BigCommerce Holdings *	26,674	417,448
Blackbaud *	20,102	1,232,655
Blackline *	23,125	1,461,962
Blend Labs, Cl A *	1	3
Box, Cl A *	56,783	1,614,908
Brightcove *	16,833	100,156
BTRS Holdings, Cl 1 *	39,606	255,459
C3.ai, Cl A *	28,826	530,687

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Calix *	23,700	$1,351,848
Cambium Networks *	4,514	85,089
Cantaloupe *	23,892	145,024
Casa Systems *	13,542	59,856
Cass Information Systems	6,008	219,052
Cepton *	1	1
Cerberus Cyber Sentinel *	18,847	60,499
Cerence *	16,880	475,510
CEVA *	9,734	362,397
ChannelAdvisor *	12,116	178,590
Cipher Mining *	1	2
Cleanspark *	16,290	64,997
Clear Secure, Cl A *	25,789	652,977
Clearfield *	5,014	494,130
Cohu *	20,449	584,432
CommScope Holding *	84,855	766,241
CommVault Systems *	18,783	1,053,538
CompoSecure *	3,243	17,707
Comtech Telecommunications	10,690	124,218
Conduent *	69,488	323,814
Consensus Cloud Solutions *	6,914	373,563
Core Scientific *	1	2
Corsair Gaming *	21,337	300,852
Couchbase *	11,134	169,571
Credo Technology Group Holding *	9,401	150,886
CS Disco *	9,381	230,210
CSG Systems International	13,634	889,618
CTS	13,645	555,079
Cvent Holding, Cl A *	34,758	216,890
CyberOptics *	2,900	117,943
Cyxtera Technologies *	17,618	214,763
Diebold Nixdorf *	1	3
Digi International *	14,962	426,267

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Digimarc *	5,918	$90,605
Digital Turbine *	38,633	775,364
DigitalOcean Holdings *	31,819	1,303,943
Diodes *	18,485	1,504,124
Domo, Cl B *	12,523	350,769
Duck Creek Technologies *	31,954	440,965
DZS *	7,059	132,286
E2open Parent Holdings *	81,823	552,305
Eastman Kodak *	19,992	110,156
Ebix	11,454	271,002
Edgio *	1	3
eGain *	8,688	76,976
Enfusion, Cl A *	9,571	110,066
EngageSmart *	14,523	274,049
Entegris	5,373	590,493
Envestnet *	22,991	1,339,686
ePlus *	11,340	630,164
Everbridge *	16,424	412,899
EverCommerce *	11,639	133,616
Evo Payments, Cl A *	20,350	556,369
Evolv Technologies Holdings *	1	3
ExlService Holdings *	13,755	2,315,929
Extreme Networks *	52,501	686,713
FARO Technologies *	7,967	259,087
Fastly, Cl A *	46,200	525,294
Flywire *	24,027	563,673
Focus Universal *	7,274	101,327
ForgeRock, Cl A *	11,546	234,037
FormFactor *	33,006	1,173,693
Greenidge Generation Holdings *	1	3
Grid Dynamics Holdings *	20,111	379,495
Hackett Group	11,006	230,796
Harmonic *	37,467	409,140

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
I3 Verticals, Cl A *	9,502	$257,789
IBEX Holdings *	2,842	51,327
Ichor Holdings *	12,094	378,058
Identiv *	8,858	119,937
Impinj *	8,826	750,387
Infinera *	75,987	497,715
Information Services Group	14,756	110,080
Inseego *	1	2
Insight Enterprises *	14,260	1,332,027
Instructure Holdings *	7,265	177,557
Intapp *	6,294	95,480
InterDigital	13,103	804,393
International Money Express *	13,983	336,151
IonQ *	49,121	265,253
IronNet *	1	2
Itron *	19,185	1,120,404
Kimball Electronics *	10,579	232,738
KnowBe4, Cl A *	30,187	431,372
Knowles *	37,612	742,837
Latch *	1	1
Lightwave Logic *	46,256	493,552
LivePerson *	28,760	392,286
LiveRamp Holdings *	28,167	749,524
LiveVox Holdings *	1	2
MACOM Technology Solutions Holdings *	21,085	1,221,665
Marathon Digital Holdings *	44,643	579,913
Marqeta, Cl A *	179,791	1,724,196
Matterport *	90,675	385,369
Maximus	25,901	1,731,482
MaxLinear, Cl A *	30,171	1,219,210
MeridianLink *	10,014	170,739
Methode Electronics	15,615	643,963
MicroStrategy, Cl A *	3,985	1,139,949

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MicroVision *	67,875	$349,556
Mirion Technologies *	56,698	385,546
Mitek Systems *	17,749	193,109
Model N *	15,547	390,541
Momentive Global *	54,673	472,921
MoneyGram International *	42,296	429,727
N-able *	28,175	276,678
Napco Security Technologies *	12,717	326,318
NeoPhotonics *	22,618	361,662
NETGEAR *	12,489	321,966
NetScout Systems *	29,782	1,059,644
NextNav *	1	3
nLight *	17,919	219,687
Novanta *	14,985	2,310,687
Olo, Cl A *	37,285	399,322
ON24 *	17,331	166,551
Ondas Holdings *	14,198	65,027
OneSpan *	19,473	215,566
Onto Innovation *	20,659	1,719,862
OSI Systems *	7,017	678,333
Ouster *	1	2
PagerDuty *	35,546	921,708
PAR Technology *	11,047	459,776
Paya Holdings *	35,465	247,900
Payoneer Global *	89,642	478,688
Paysafe *	1	2
PC Connection	4,792	227,285
PDF Solutions *	13,056	352,251
Perficient *	14,328	1,511,891
PFSweb *	6,766	73,817
Photronics *	25,435	605,607
Ping Identity Holding *	32,160	551,544
Plantronics *	18,132	721,472

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Plexus *	11,862	$1,114,435
Power Integrations	24,647	2,095,241
Priority Technology Holdings *	5,567	24,996
Progress Software	18,658	876,180
PROS Holdings *	17,272	420,919
Q2 Holdings *	23,306	1,023,133
Qualys *	16,646	2,036,139
Rackspace Technology *	22,976	154,858
Rambus *	46,036	1,163,790
Rapid7 *	24,319	1,555,686
Remitly Global *	34,774	331,396
Repay Holdings, Cl A *	35,838	480,229
Ribbon Communications *	1	3
Rigetti Computing *	13,249	58,693
Rimini Street *	18,972	133,183
Riot Blockchain *	45,546	333,397
Rockley Photonics Holdings *	1	3
Rogers *	7,889	2,124,113
Sabre *	134,946	829,918
Sailpoint Technologies Holdings *	39,600	2,525,292
Sanmina *	26,208	1,206,878
ScanSource *	10,823	345,795
SecureWorks, Cl A *	3,801	37,744
Semtech *	27,230	1,697,246
ShotSpotter *	3,947	132,580
Silicon Laboratories *	15,745	2,322,073
SiTime *	6,813	1,267,082
SkyWater Technology *	3,598	48,357
SMART Global Holdings *	20,931	410,666
SmartRent, Cl A *	49,171	278,308
SolarWinds	19,934	213,493
Sprout Social, Cl A *	19,368	1,009,073
SPS Commerce *	15,235	1,824,544

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Squarespace, Cl A *	13,044	$277,446
Sumo Logic *	36,244	245,372
SunPower, Cl A *	34,459	701,930
Super Micro Computer *	18,993	1,025,812
Synaptics *	16,758	2,429,072
Telos *	31,762	252,190
Tenable Holdings *	45,972	1,776,818
Terawulf *	1	1
Transphorm *	8,855	45,603
TTEC Holdings	7,923	579,726
TTM Technologies *	42,387	573,496
Tucows, Cl A *	4,255	196,879
Turtle Beach *	6,960	90,480
Ultra Clean Holdings *	19,048	640,013
Unisys *	27,150	372,498
Upland Software *	11,946	135,229
UserTesting *	31,788	201,218
Varonis Systems, Cl B *	45,534	1,157,930
Veeco Instruments *	21,434	467,261
Velodyne Lidar *	1	1
Verint Systems *	27,182	1,241,402
Veritone *	12,286	86,371
Verra Mobility, Cl A *	63,779	1,051,716
Viant Technology, Cl A *	5,227	25,978
Viavi Solutions *	96,702	1,431,190
Vishay Intertechnology	56,286	1,162,869
Vishay Precision Group *	5,452	169,993
Weave Communications *	1	5
WM Technology *	29,710	101,014
Workiva, Cl A *	19,858	1,300,699
Xerox Holdings	47,333	810,814
Xperi Holding	44,483	745,535
Yext *	47,751	209,149

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zeta Global Holdings, Cl A	12,815	$68,560
Zuora, Cl A *	46,528	395,953
		135,617,719
Materials — 3.1%
5E Advanced Materials *	13,320	216,850
AdvanSix	11,582	455,057
Alpha Metallurgical Resources	7,727	1,056,744
American Vanguard	12,698	297,260
Amyris *	1	2
Arconic *	45,175	1,364,737
Aspen Aerogels *	10,529	137,719
ATI *	53,429	1,329,848
Avient	38,385	1,656,313
Balchem	13,587	1,844,571
Cabot	23,685	1,758,848
Carpenter Technology	20,324	653,213
Century Aluminum *	21,177	167,086
Chase	3,301	300,127
Clearwater Paper *	7,291	260,289
Coeur Mining *	1	3
Commercial Metals	50,850	2,014,677
Compass Minerals International	14,620	544,303
Constellium, Cl A *	52,714	771,206
Cryptyde *	1	1
Dakota Gold *	40,385	180,521
Danimer Scientific *	37,297	172,312
Diversey Holdings *	32,386	242,571
Ecovyst	24,945	255,187
FutureFuel	10,690	76,861
GCP Applied Technologies *	26,173	824,449
Glatfelter	17,919	110,023
Greif, Cl A	10,921	771,241
Greif, Cl B	2,562	178,879

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hawkins	8,416	$334,536
Haynes International	5,345	206,638
HB Fuller	22,401	1,438,144
Hecla Mining	219,389	993,832
Hycroft Mining Holding *	1	1
Ingevity *	16,683	1,119,429
Innospec	10,490	1,069,980
Intrepid Potash *	4,413	201,233
Kaiser Aluminum	6,753	511,675
Koppers Holdings	8,967	211,083
Kronos Worldwide	9,880	173,592
Livent *	68,463	1,704,044
LSB Industries *	13,152	181,629
Materion	8,618	706,159
Mativ	23,562	514,830
Minerals Technologies	14,092	941,486
Myers Industries	15,525	377,723
O-I Glass *	65,709	966,579
Olympic Steel	4,186	124,450
Origin Materials *	44,035	258,926
Pactiv Evergreen	17,919	183,132
Perimeter Solutions *	50,496	583,229
Piedmont Lithium *	7,177	324,472
PureCycle Technologies *	43,998	333,505
Quaker Chemical	5,708	925,895
Ramaco Resources	9,303	109,217
Ranpak Holdings, Cl A *	16,427	83,942
Rayonier Advanced Materials *	1	3
Resolute Forest Products *	19,096	387,267
Ryerson Holding	7,150	195,910
Schnitzer Steel Industries, Cl A	11,153	396,601
Sensient Technologies	17,919	1,540,676
Stepan	9,106	1,021,784

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Summit Materials, Cl A *	50,210	$1,381,277
SunCoke Energy	34,209	253,147
Sylvamo	14,747	578,672
TimkenSteel *	19,789	401,519
Tredegar	10,860	113,813
TriMas	18,403	544,729
Trinseo	16,171	578,437
Tronox Holdings, Cl A	48,978	764,547
United States Lime & Minerals	1,086	111,717
Valhi	1,238	63,262
Warrior Met Coal	21,950	700,863
Worthington Industries	13,943	714,021
		41,968,504
Real Estate — 5.4%
Acadia Realty Trust ‡	38,945	667,128
Agree Realty ‡	31,053	2,471,508
Alexander & Baldwin ‡	30,799	613,208
Alexander's ‡	1,086	264,452
American Assets Trust ‡	21,171	639,999
American Realty Investors *	597	9,230
Anywhere Real Estate *	47,614	472,807
Apartment Investment and Management, Cl A ‡ *	62,105	516,714
Apple Hospitality REIT ‡	90,827	1,514,994
Armada Hoffler Properties ‡	27,523	390,276
Ashford Hospitality Trust ‡ *	23,790	207,449
Bluerock Residential Growth REIT, Cl A ‡	11,941	313,690
Braemar Hotels & Resorts ‡	25,066	130,093
Brandywine Realty Trust ‡	69,877	653,350
Broadstone Net Lease, Cl A ‡	70,666	1,601,998
BRT Apartments ‡	5,263	120,996
CareTrust ‡	41,140	849,541
CatchMark Timber Trust, Cl A ‡	20,091	225,823

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBL & Associates Properties ‡	11,017	$339,213
Cedar Realty Trust ‡	4,433	128,823
Centerspace ‡	6,501	558,371
Chatham Lodging Trust ‡ *	19,548	237,704
City Office REIT ‡	17,733	250,035
Clipper Realty ‡	4,887	44,032
Community Healthcare Trust ‡	10,279	400,367
Compass, Cl A *	107,886	412,125
Corporate Office Properties Trust ‡	47,823	1,346,217
CTO Realty Growth ‡	7,736	164,003
Cushman & Wakefield *	66,227	1,112,614
DiamondRock Hospitality ‡	88,446	820,779
DigitalBridge Group *	244,808	1,341,548
Diversified Healthcare Trust ‡	1	2
Doma Holdings *	1	1
Douglas Elliman	30,205	181,230
Easterly Government Properties, Cl A ‡	38,190	774,111
Empire State Realty Trust, Cl A ‡	58,337	497,615
Equity Commonwealth ‡ *	45,930	1,288,337
Essential Properties Realty Trust ‡	54,520	1,315,022
eXp World Holdings	30,921	459,486
Farmland Partners ‡	19,031	282,420
Forestar Group *	7,939	109,876
Four Corners Property Trust ‡	33,128	968,331
Franklin Street Properties ‡	41,301	156,531
FRP Holdings *	2,952	174,168
Getty Realty ‡	17,672	518,497
Gladstone Commercial ‡	16,181	338,992
Gladstone Land ‡	13,603	368,777
Global Medical ‡	24,978	304,232
Global Net Lease ‡	43,514	656,626
Hersha Hospitality Trust, Cl A ‡ *	13,405	135,122
Independence Realty Trust ‡	93,437	2,074,301

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Indus Realty Trust ‡	2,498	$152,578
Industrial Logistics Properties Trust ‡	28,107	281,913
Innovative Industrial Properties, Cl A ‡	11,623	1,120,573
InvenTrust Properties ‡	28,056	804,366
iStar ‡	28,662	478,942
Kennedy-Wilson Holdings	50,313	1,039,467
Kite Realty Group Trust ‡	91,836	1,826,618
LTC Properties ‡	16,545	693,236
LXP Industrial Trust ‡	118,423	1,299,100
Macerich ‡	90,490	960,099
Marcus & Millichap	10,383	424,872
National Health Investors ‡	18,564	1,203,690
Necessity Retail REIT ‡	52,589	409,668
NETSTREIT ‡	20,112	412,296
Newmark Group, Cl A	66,614	759,400
NexPoint Residential Trust ‡	9,520	633,461
Offerpad Solutions *	1	2
Office Properties Income Trust ‡	20,542	426,863
One Liberty Properties ‡	7,069	196,165
Orion Office REIT ‡	23,633	258,545
Outfront Media ‡	61,713	1,139,222
Paramount Group ‡	76,766	602,613
Pebblebrook Hotel Trust ‡	55,112	1,077,991
Phillips Edison ‡	48,270	1,643,111
Physicians Realty Trust ‡	93,734	1,665,653
Piedmont Office Realty Trust, Cl A ‡	50,702	697,660
Plymouth Industrial REIT ‡	15,729	302,941
Postal Realty Trust, Cl A ‡	7,059	119,156
PotlatchDeltic ‡	28,479	1,396,325
RE/MAX Holdings, Cl A	8,170	207,028
Redfin *	42,897	373,204
Retail Opportunity Investments ‡	50,759	886,252
RLJ Lodging Trust ‡	69,770	871,427

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
RMR Group, Cl A	6,799	$196,559
RPT Realty ‡	34,582	375,906
Ryman Hospitality Properties ‡ *	22,643	2,004,811
Sabra Health Care ‡	96,754	1,489,044
Safehold ‡	9,000	383,760
Saul Centers ‡	5,174	270,497
Seritage Growth Properties ‡ *	20,964	251,987
Service Properties Trust ‡	67,705	442,791
SITE Centers ‡	80,962	1,182,855
St. Joe	14,349	602,945
STAG Industrial ‡	75,813	2,485,150
Stratus Properties *	2,367	74,963
Summit Hotel Properties ‡ *	42,897	336,741
Sunstone Hotel Investors ‡ *	91,604	1,037,873
Tanger Factory Outlet Centers ‡	43,379	705,776
Tejon Ranch *	9,310	153,801
Terreno Realty ‡	31,245	1,957,499
Transcontinental Realty Investors *	359	15,527
UMH Properties ‡	20,689	440,883
Uniti Group ‡	98,152	978,575
Universal Health Realty Income Trust ‡	5,622	303,026
Urban Edge Properties ‡	48,989	804,889
Urstadt Biddle Properties, Cl A ‡	12,950	238,280
Veris Residential ‡ *	37,541	523,697
Washington Real Estate Investment Trust ‡	36,361	806,123
Whitestone REIT, Cl B ‡	19,005	213,426
Xenia Hotels & Resorts ‡ *	48,455	795,631
		72,860,216
Utilities — 2.5%
ALLETE	23,828	1,479,004
Altus Power *	17,423	136,596
American States Water	15,662	1,365,257
Artesian Resources, Cl A	3,576	184,379

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Avista	30,092	$1,271,688
Black Hills	27,176	2,097,987
California Water Service Group	22,342	1,342,307
Chesapeake Utilities	7,318	1,003,517
Clearway Energy, Cl A	14,893	514,255
Clearway Energy, Cl C	34,810	1,306,767
Global Water Resources	5,430	71,839
MGE Energy	15,354	1,249,509
Middlesex Water	7,359	699,915
Montauk Renewables *	26,583	318,199
New Jersey Resources	40,706	1,880,210
Northwest Natural Holding	14,320	768,554
NorthWestern	22,990	1,274,796
ONE Gas	22,954	1,949,713
Ormat Technologies	19,154	1,657,587
Otter Tail	17,444	1,225,790
PNM Resources	36,120	1,743,512
Portland General Electric	37,907	1,946,145
Pure Cycle *	8,145	86,011
SJW Group	11,636	764,020
South Jersey Industries	51,246	1,756,713
Southwest Gas Holdings	27,885	2,424,880
Spire	21,410	1,610,888
Sunnova Energy International *	41,379	1,076,682
Unitil	6,757	370,081
Via Renewables, Cl A	4,887	39,682
York Water	5,886	253,039
		33,869,522
TOTAL UNITED STATES		1,013,185,671
TOTAL COMMON STOCK
(Cost $1,017,079,011)		1,037,186,101

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares/ Number of Rights	Value
EXCHANGE TRADED FUND — 32.2%
Vanguard Russell 2000 ETF
(Cost $434,011,200)	5,741,568	$433,660,631

RIGHTs — 0.0%
Pulse Biosciences Inc *# (Cost $–)	176	—
TOTAL INVESTMENTS — 109.3%
(Cost $1,451,090,211)		$1,470,846,732

WRITTEN OPTIONS— (9.5)%
(Premiums Received $(49,309,082))		$(127,237,050)

Percentages are based on Net Assets of $1,345,129,626.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (9.5)%
Call Options
Russell 2000 Index*	(7,794)	$(1,348,362,000)	$1,730.00	08/19/22	$(127,237,050)

#	Expiration date not available.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $1,470,846,732.

Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2022

Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,037,117,252	$68,849	$—	$1,037,186,101
Exchange Traded Fund	433,660,631	—	—	433,660,631
Right	—	—	—	—
Total Investments in Securities	$1,470,777,883	$68,849	$—	$1,470,846,732

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(127,237,050)	$–	$–	$(127,237,050)
Total Other Financial Instruments	$(127,237,050)	$–	$–	$(127,237,050)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Dow 30 Covered Call ETF

	Shares	Value
COMMON STOCK — 104.3%(A)
UNITED STATES — 104.3%
Communication Services — 3.2%
Verizon Communications	7,465	$344,808
Walt Disney *	7,465	792,037
		1,136,845
Consumer Discretionary — 14.2%
Home Depot	7,465	2,246,517
McDonald's	7,465	1,966,057
NIKE, Cl B	7,465	857,878
		5,070,452
Consumer Staples — 7.9%
Coca-Cola	7,465	479,029
Procter & Gamble	7,465	1,036,963
Walgreens Boots Alliance	7,465	295,764
Walmart	7,465	985,753
		2,797,509
Energy — 3.4%
Chevron	7,465	1,222,618
Financials — 15.9%
American Express	7,465	1,149,759
Goldman Sachs Group	7,465	2,488,756
JPMorgan Chase	7,465	861,162
Travelers	7,465	1,184,696
		5,684,373
Health Care — 22.1%
Amgen	7,465	1,847,363
Johnson & Johnson	7,465	1,302,792
Merck	7,465	666,923
UnitedHealth Group	7,465	4,048,568
		7,865,646
Industrials — 14.5%
3M	7,465	1,069,287

Schedule of Investments (Unaudited)	July 31, 2022

Dow 30 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boeing *	7,465	$1,189,249
Caterpillar	7,465	1,479,936
Honeywell International	7,465	1,436,714
		5,175,186
Information Technology — 22.0%
Apple	7,465	1,213,137
Cisco Systems	7,465	338,687
Intel	7,465	271,054
International Business Machines	7,465	976,348
Microsoft	7,465	2,095,724
Salesforce *	7,465	1,373,709
Visa, Cl A	7,465	1,583,401
		7,852,060
Materials — 1.1%
Dow	7,465	397,213
TOTAL UNITED STATES		37,201,902
TOTAL COMMON STOCK
(Cost $36,417,287)		37,201,902
TOTAL INVESTMENTS — 104.3%
(Cost $36,417,287)		$37,201,902
WRITTEN OPTIONS— (4.4)%
(Premiums Received $(660,830))		$(1,559,330)

Percentages are based on Net Assets of $35,657,327.

Schedule of Investments (Unaudited)	July 31, 2022

Dow 30 Covered Call ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (4.4)%
Call Options
Dow Jones Industrial Average*	(1,132)	$(35,658,000)	$315.00	08/19/22	$(1,559,330)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $37,201,902.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,201,902	$—	$—	$37,201,902
Total Investments in Securities	$37,201,902	$—	$—	$37,201,902

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,559,330)	$–	$–	$(1,559,330)
Total Other Financial Instruments	$(1,559,330)	$–	$–	$(1,559,330)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 104.1%(A)
BRAZIL — 0.3%
Consumer Discretionary — 0.3%
MercadoLibre *	297	$241,672
CHINA — 1.3%
Communication Services — 0.4%
Baidu ADR *	1,291	176,312
NetEase ADR	1,072	99,674
		275,986
Consumer Discretionary — 0.5%
JD.com ADR	3,013	179,274
Pinduoduo ADR *	2,636	129,190
		308,464
Information Technology — 0.4%
NXP Semiconductors	1,570	288,692
TOTAL CHINA		873,142
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	513	294,687
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	3,448	228,361
UNITED STATES — 101.8%
Communication Services — 16.2%
Activision Blizzard	4,687	374,726
Alphabet, Cl A *	22,020	2,561,366
Alphabet, Cl C *	22,860	2,666,391
Charter Communications, Cl A *	1,011	436,853
Comcast, Cl A	27,288	1,023,846
Electronic Arts	1,661	217,973
Match Group *	1,685	123,527
Meta Platforms, Cl A *	12,608	2,005,933
Netflix *	2,729	613,752
Sirius XM Holdings	23,421	156,452

Schedule of Investments (Unaudited)	July 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	7,647	$1,093,980
		11,274,799
Consumer Discretionary — 16.3%
Airbnb, Cl A *	2,290	254,144
Amazon.com *	37,287	5,031,881
Booking Holdings *	245	474,244
Dollar Tree *	1,338	221,252
eBay	3,338	162,327
Lucid Group *	9,955	181,679
Lululemon Athletica *	739	229,467
Marriott International, Cl A	1,949	309,540
O'Reilly Automotive *	384	270,178
Ross Stores	2,094	170,158
Starbucks	7,042	597,021
Tesla *	3,796	3,383,944
		11,285,835
Consumer Staples — 6.6%
Costco Wholesale	2,702	1,462,593
Keurig Dr Pepper	8,484	328,670
Kraft Heinz	7,306	269,080
Mondelez International, Cl A	8,497	544,148
Monster Beverage *	3,168	315,596
PepsiCo	8,424	1,473,863
Walgreens Boots Alliance	5,147	203,924
		4,597,874
Health Care — 5.9%
Align Technology *	473	132,899
Amgen	3,266	808,237
Biogen *	865	186,027
Dexcom *	2,465	202,327
Gilead Sciences	7,506	448,484
IDEXX Laboratories *	503	200,788
Illumina *	941	203,896
Intuitive Surgical *	2,146	493,945

Schedule of Investments (Unaudited)	July 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	2,381	$390,698
Regeneron Pharmaceuticals *	635	369,373
Seagen *	1,093	196,718
Vertex Pharmaceuticals *	1,537	430,990
		4,064,382
Industrials — 3.5%
Cintas	603	256,570
Copart *	1,405	179,981
CSX	13,010	420,613
Fastenal	3,427	176,011
Honeywell International	4,159	800,441
Old Dominion Freight Line	685	207,904
PACCAR	2,074	189,813
Verisk Analytics, Cl A	952	181,118
		2,412,451
Information Technology — 52.0%
Adobe *	2,892	1,186,067
Advanced Micro Devices *	9,923	937,426
Analog Devices	3,201	550,444
ANSYS *	517	144,238
Apple	59,267	9,631,480
Applied Materials	5,355	567,523
Atlassian, Cl A *	831	173,945
Autodesk *	1,301	281,432
Automatic Data Processing	2,555	616,061
Broadcom	2,486	1,331,203
Cadence Design Systems *	1,641	305,357
Cisco Systems	25,290	1,147,407
Cognizant Technology Solutions, Cl A	3,110	211,356
Crowdstrike Holdings, Cl A *	1,278	234,641
Datadog, Cl A *	1,675	170,867
DocuSign, Cl A *	1,190	76,136
Fiserv *	3,878	409,827
Fortinet *	4,801	286,380

Schedule of Investments (Unaudited)	July 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	24,996	$907,605
Intuit	1,720	784,612
KLA	882	338,282
Lam Research	826	413,421
Marvell Technology	5,073	282,465
Microchip Technology	3,274	225,448
Micron Technology	6,681	413,287
Microsoft	27,389	7,689,188
NVIDIA	12,914	2,345,570
Okta, Cl A *	858	84,470
Palo Alto Networks *	589	293,970
Paychex	2,152	276,058
PayPal Holdings *	7,111	615,315
QUALCOMM	6,835	991,485
Skyworks Solutions	962	104,742
Splunk *	960	99,754
Synopsys *	906	332,955
Texas Instruments	5,640	1,008,940
VeriSign *	628	118,792
Workday, Cl A *	1,199	185,965
Zoom Video Communications, Cl A *	1,506	156,413
Zscaler *	830	128,700
		36,059,227
Utilities — 1.3%
American Electric Power	3,080	303,565
Constellation Energy	1,893	125,127
Exelon	5,851	272,013
Xcel Energy	3,223	235,859
		936,564
TOTAL UNITED STATES		70,631,132

Schedule of Investments (Unaudited)	July 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $80,444,319)	$72,268,994
TOTAL INVESTMENTS — 104.1%
(Cost $80,444,319)	$72,268,994
WRITTEN OPTIONS— (4.4)%
TOTAL WRITTEN OPTIONS
(Premiums Received $(1,270,720))	$(3,021,820)

Percentages are based on Net Assets of $69,392,968.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (4.4)%
Call Options
Nasdaq-100*	(24)	$(28,620,000)	$11,925.00	08/19/22	$(2,609,520)
Nasdaq-100® Reduced-Value Index*	(19)	(4,531,500)	2,385.00	08/19/22	(412,300)
Total Written Options		$(33,151,500)			$(3,021,820)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $72,268,994.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,268,994	$—	$—	$72,268,994
Total Investments in Securities	$72,268,994	$—	$—	$72,268,994

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,021,820)	$–	$–	$(3,021,820)
Total Other Financial Instruments	$(3,021,820)	$–	$–	$(3,021,820)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 103.4%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	286	$52,590
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	369	49,346
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	576	173,952
UNITED STATES — 102.7%
Communication Services — 8.7%
Activision Blizzard	880	70,356
Alphabet, Cl A *	6,860	797,955
Alphabet, Cl C *	6,300	734,832
AT&T	8,199	153,977
Charter Communications, Cl A *	133	57,469
Comcast, Cl A	5,120	192,102
DISH Network, Cl A *	282	4,898
Electronic Arts	325	42,650
Fox, Cl A	422	13,972
Fox, Cl B	144	4,450
Interpublic Group	426	12,725
Live Nation Entertainment *	141	13,253
Lumen Technologies	1,119	12,186
Match Group *	302	22,140
Meta Platforms, Cl A *	2,627	417,956
Netflix *	521	117,173
News, Cl A	426	7,302
News, Cl B	142	2,454
Omnicom Group	237	16,552
Paramount Global, Cl B	703	16,626
Take-Two Interactive Software *	196	26,015
T-Mobile US *	675	96,565
Twitter *	873	36,325
Verizon Communications	4,808	222,081

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	2,086	$221,325
Warner Bros Discovery *	2,437	36,555
		3,349,894
Consumer Discretionary — 11.9%
Advance Auto Parts	68	13,166
Amazon.com *	10,021	1,352,334
Aptiv *	285	29,894
AutoZone *	21	44,885
Bath & Body Works	282	10,022
Best Buy	233	17,939
Booking Holdings *	46	89,042
BorgWarner	279	10,730
Caesars Entertainment *	274	12,519
CarMax *	206	20,505
Carnival *	936	8,480
Chipotle Mexican Grill, Cl A *	30	46,927
Darden Restaurants	142	17,678
Dollar General	262	65,089
Dollar Tree *	258	42,663
Domino's Pizza	42	16,469
DR Horton	368	28,715
eBay	642	31,221
Etsy *	139	14,417
Expedia Group *	142	15,059
Ford Motor	4,529	66,531
Garmin	145	14,155
General Motors *	1,670	60,554
Genuine Parts	144	22,013
Hasbro	143	11,257
Hilton Worldwide Holdings	318	40,726
Home Depot	1,182	355,711
Las Vegas Sands *	420	15,830
Lennar, Cl A	281	23,885
LKQ	286	15,684
Lowe's	751	143,839

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	314	$49,870
McDonald's	847	223,074
MGM Resorts International	429	14,041
Mohawk Industries *	38	4,882
Newell Brands	425	8,589
NIKE, Cl B	1,452	166,864
Norwegian Cruise Line Holdings *	416	5,054
NVR *	3	13,179
O'Reilly Automotive *	77	54,177
Penn Entertainment *	146	5,044
Pool	46	16,454
PulteGroup	284	12,388
PVH	74	4,582
Ralph Lauren, Cl A	78	7,693
Ross Stores	403	32,748
Royal Caribbean Cruises *	276	10,684
Starbucks	1,312	111,231
Tapestry	286	9,618
Target	530	86,592
Tesla *	961	856,684
TJX	1,346	82,321
Tractor Supply	140	26,807
Ulta Beauty *	53	20,612
VF	420	18,766
Whirlpool	73	12,620
Wynn Resorts *	138	8,760
Yum! Brands	315	38,600
		4,559,873
Consumer Staples — 6.9%
Altria Group	2,074	90,966
Archer-Daniels-Midland	674	55,787
Brown-Forman, Cl B	208	15,438
Campbell Soup	278	13,719
Church & Dwight	282	24,808
Clorox	139	19,716

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	4,468	$286,712
Colgate-Palmolive	960	75,590
Conagra Brands	565	19,329
Constellation Brands, Cl A	188	46,306
Costco Wholesale	509	275,522
Estee Lauder, Cl A	261	71,279
General Mills	700	52,353
Hershey	168	38,297
Hormel Foods	286	14,111
J M Smucker	140	18,525
Kellogg	284	20,993
Keurig Dr Pepper	848	32,852
Kimberly-Clark	401	52,848
Kraft Heinz	761	28,028
Kroger	750	34,830
Lamb Weston Holdings	144	11,471
McCormick	281	24,545
Molson Coors Beverage, Cl B	217	12,966
Mondelez International, Cl A	1,584	101,439
Monster Beverage *	420	41,840
PepsiCo	1,582	276,787
Philip Morris International	1,776	172,538
Procter & Gamble	2,748	381,725
Sysco	561	47,629
Tyson Foods, Cl A	339	29,835
Walgreens Boots Alliance	847	33,558
Walmart	1,606	212,072
		2,634,414
Energy — 4.5%
APA	425	15,797
Baker Hughes, Cl A	1,065	27,360
Chevron	2,250	368,505
ConocoPhillips	1,482	144,391
Coterra Energy	955	29,213
Devon Energy	687	43,178

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Diamondback Energy	188	$24,068
EOG Resources	671	74,629
Exxon Mobil	4,822	467,396
Halliburton	999	29,271
Hess	322	36,215
Kinder Morgan	2,251	40,496
Marathon Oil	811	20,113
Marathon Petroleum	628	57,562
Occidental Petroleum	988	64,961
ONEOK	512	30,587
Phillips 66	544	48,416
Pioneer Natural Resources	258	61,133
Schlumberger	1,620	59,989
Valero Energy	466	51,619
Williams	1,414	48,203
		1,743,102
Financials — 11.0%
Aflac	679	38,907
Allstate	292	34,155
American Express	699	107,660
American International Group	906	46,904
Ameriprise Financial	126	34,010
Aon, Cl A	244	71,014
Arthur J Gallagher	231	41,347
Assurant	65	11,426
Bank of America	8,119	274,503
Bank of New York Mellon	870	37,810
Berkshire Hathaway, Cl B *	2,072	622,843
BlackRock, Cl A	163	109,076
Brown & Brown	264	17,186
Capital One Financial	439	48,215
Cboe Global Markets	140	17,273
Charles Schwab	1,760	121,528
Chubb	484	91,302
Cincinnati Financial	174	16,937

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	2,224	$115,426
Citizens Financial Group	545	20,694
CME Group, Cl A	412	82,186
Comerica	142	11,043
Discover Financial Services	318	32,118
Everest Re Group	48	12,545
FactSet Research Systems	44	18,906
Fifth Third Bancorp	819	27,944
First Republic Bank	206	33,518
Franklin Resources	284	7,796
Globe Life	105	10,577
Goldman Sachs Group	394	131,356
Hartford Financial Services Group	378	24,370
Huntington Bancshares	1,634	21,716
Intercontinental Exchange	626	63,846
Invesco	425	7,540
JPMorgan Chase	3,363	387,956
KeyCorp	1,114	20,386
Lincoln National	156	8,009
Loews	224	13,048
M&T Bank	203	36,022
MarketAxess Holdings	42	11,373
Marsh & McLennan	564	92,473
MetLife	793	50,157
Moody's	184	57,086
Morgan Stanley	1,601	134,964
MSCI, Cl A	94	45,246
Nasdaq	140	25,326
Northern Trust	248	24,745
PNC Financial Services Group	472	78,324
Principal Financial Group	284	19,011
Progressive	670	77,090
Prudential Financial	426	42,596
Raymond James Financial	197	19,399
Regions Financial	1,129	23,912

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
S&P Global	398	$150,018
Signature Bank NY	74	13,732
State Street	422	29,979
SVB Financial Group *	67	27,038
Synchrony Financial	611	20,456
T Rowe Price Group	236	29,139
Travelers	275	43,642
Truist Financial	1,525	76,967
US Bancorp	1,551	73,207
W R Berkley	208	13,006
Wells Fargo	4,397	192,896
Willis Towers Watson	128	26,488
Zions Bancorp	147	8,019
		4,235,387
Health Care — 14.8%
Abbott Laboratories	2,026	220,510
AbbVie	2,022	290,177
ABIOMED *	51	14,943
Agilent Technologies	346	46,399
Align Technology *	85	23,882
AmerisourceBergen, Cl A	181	26,413
Amgen	611	151,204
Baxter International	559	32,791
Becton Dickinson	325	79,401
Biogen *	159	34,195
Bio-Rad Laboratories, Cl A *	26	14,645
Bio-Techne	43	16,567
Boston Scientific *	1,654	67,897
Bristol-Myers Squibb	2,437	179,802
Cardinal Health	280	16,677
Catalent *	207	23,412
Centene *	670	62,290
Charles River Laboratories International *	59	14,782
Cigna	365	100,506
Cooper	55	17,985

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	1,502	$143,711
Danaher	740	215,688
DaVita *	68	5,723
DENTSPLY SIRONA	273	9,872
Dexcom *	474	38,906
Edwards Lifesciences *	704	70,780
Elevance Health	275	131,202
Eli Lilly	902	297,380
Gilead Sciences	1,436	85,801
HCA Healthcare	261	55,442
Henry Schein *	144	11,352
Hologic *	284	20,272
Humana	141	67,962
IDEXX Laboratories *	97	38,720
Illumina *	183	39,652
Incyte *	217	16,857
Intuitive Surgical *	411	94,600
IQVIA Holdings *	210	50,457
Johnson & Johnson	3,015	526,178
Laboratory Corp of America Holdings	108	28,317
McKesson	162	55,336
Medtronic	1,536	142,111
Merck	2,897	258,818
Mettler-Toledo International *	23	31,044
Moderna *	410	67,277
Molina Healthcare *	60	19,663
Organon	281	8,913
PerkinElmer	140	21,444
Pfizer	6,425	324,527
Quest Diagnostics	142	19,393
Regeneron Pharmaceuticals *	124	72,130
ResMed	156	37,521
STERIS	109	24,596
Stryker	381	81,820
Teleflex	51	12,263

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Thermo Fisher Scientific	452	$270,481
UnitedHealth Group	1,075	583,015
Universal Health Services, Cl B	62	6,973
Vertex Pharmaceuticals *	293	82,160
Viatris, Cl W *	1,389	13,459
Waters *	67	24,390
West Pharmaceutical Services	90	30,920
Zimmer Biomet Holdings	241	26,604
Zoetis, Cl A	539	98,394
		5,696,602
Industrials — 8.1%
3M	654	93,679
A O Smith	142	8,984
Alaska Air Group *	142	6,295
Allegion	101	10,676
American Airlines Group *	699	9,583
AMETEK	265	32,727
Boeing *	638	101,640
Carrier Global	975	39,517
Caterpillar	610	120,933
CH Robinson Worldwide	142	15,719
Cintas	100	42,549
Copart *	254	32,537
CSX	2,490	80,502
Cummins	164	36,295
Deere	319	109,474
Delta Air Lines *	700	22,260
Dover	142	18,983
Eaton	456	67,666
Emerson Electric	681	61,338
Equifax	140	29,247
Expeditors International of Washington	215	22,844
Fastenal	660	33,898
FedEx	273	63,634
Fortive	414	26,682

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fortune Brands Home & Security	142	$9,895
Generac Holdings *	80	21,464
General Dynamics	264	59,841
General Electric	1,256	92,831
Honeywell International	781	150,311
Howmet Aerospace	426	15,817
Huntington Ingalls Industries	45	9,758
IDEX	88	18,370
Illinois Tool Works	310	64,406
Ingersoll Rand	424	21,115
Jacobs Engineering Group	142	19,497
JB Hunt Transport Services	93	17,044
Johnson Controls International	839	45,230
L3Harris Technologies	222	53,273
Leidos Holdings	142	15,194
Lockheed Martin	271	112,143
Masco	284	15,728
Nielsen Holdings	424	10,155
Nordson	65	15,014
Norfolk Southern	282	70,830
Northrop Grumman	167	79,976
Old Dominion Freight Line	106	32,172
Otis Worldwide	454	35,489
PACCAR	399	36,516
Parker-Hannifin	140	40,473
Pentair	146	7,138
Quanta Services	142	19,700
Raytheon Technologies	1,728	161,067
Republic Services, Cl A	231	32,030
Robert Half International	140	11,080
Rockwell Automation	133	33,952
Rollins	281	10,838
Snap-On	65	14,563
Southwest Airlines *	705	26,875
Stanley Black & Decker	168	16,351

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Textron	281	$18,445
Trane Technologies	268	39,393
TransDigm Group *	59	36,718
Union Pacific	719	163,429
United Airlines Holdings *	375	13,781
United Parcel Service, Cl B	854	166,436
United Rentals *	84	27,104
Verisk Analytics, Cl A	167	31,772
Waste Management	426	70,103
Westinghouse Air Brake Technologies	185	17,292
WW Grainger	49	26,633
Xylem	179	16,473
		3,111,377
Information Technology — 28.6%
Accenture, Cl A	725	222,039
Adobe *	541	221,875
Advanced Micro Devices *	1,885	178,076
Akamai Technologies *	187	17,993
Amphenol, Cl A	684	52,757
Analog Devices	598	102,832
ANSYS *	100	27,899
Apple	17,607	2,861,314
Applied Materials	1,011	107,146
Arista Networks *	243	28,341
Autodesk *	249	53,864
Automatic Data Processing	477	115,014
Broadcom	466	249,534
Broadridge Financial Solutions	140	22,477
Cadence Design Systems *	315	58,615
CDW	142	25,777
Ceridian HCM Holding *	145	7,942
Cisco Systems	4,809	218,184
Citrix Systems	140	14,197
Cognizant Technology Solutions, Cl A	561	38,126
Corning	844	31,025

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
DXC Technology *	284	$8,974
Enphase Energy *	139	39,501
EPAM Systems *	65	22,701
F5 *	74	12,385
Fidelity National Information Services	700	71,512
Fiserv *	667	70,489
FleetCor Technologies *	90	19,808
Fortinet *	771	45,990
Gartner *	93	24,690
Global Payments	314	38,409
Hewlett Packard Enterprise	1,537	21,887
HP	1,207	40,302
Intel	4,681	169,967
International Business Machines	1,043	136,414
Intuit	323	147,343
Jack Henry & Associates	85	17,660
Juniper Networks	420	11,773
Keysight Technologies *	214	34,796
KLA	162	62,133
Lam Research	155	77,579
Mastercard, Cl A	983	347,776
Microchip Technology	638	43,933
Micron Technology	1,269	78,500
Microsoft	8,564	2,404,257
Monolithic Power Systems	54	25,095
Motorola Solutions	192	45,809
NetApp	255	18,189
NortonLifeLock	704	17,269
NVIDIA	2,866	520,552
ON Semiconductor *	503	33,590
Oracle	1,833	142,681
Paychex	358	45,924
Paycom Software *	53	17,516
PayPal Holdings *	1,322	114,393
PTC *	136	16,780

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Qorvo *	140	$14,570
QUALCOMM	1,282	185,967
Roper Technologies	120	52,400
Salesforce *	1,137	209,231
Seagate Technology Holdings	203	16,236
ServiceNow *	231	103,178
Skyworks Solutions	169	18,401
SolarEdge Technologies *	64	23,048
Synopsys *	176	64,680
Teledyne Technologies *	52	20,353
Teradyne	187	18,866
Texas Instruments	1,071	191,591
Trimble *	282	19,579
Tyler Technologies *	50	19,950
VeriSign *	108	20,429
Visa, Cl A	1,883	399,403
Western Digital *	360	17,676
Zebra Technologies, Cl A *	53	18,958
		11,016,120
Materials — 2.1%
Air Products & Chemicals	250	62,057
Albemarle	140	34,203
Amcor	1,814	23,491
Avery Dennison	95	18,094
Ball	367	26,945
Celanese, Cl A	124	14,571
CF Industries Holdings	240	22,918
Corteva	840	48,342
Dow	844	44,909
DuPont de Nemours	564	34,534
Eastman Chemical	142	13,622
Ecolab	279	46,082
FMC	142	15,776
Freeport-McMoRan	1,686	53,193
International Flavors & Fragrances	282	34,982

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper	426	$18,220
LyondellBasell Industries, Cl A	284	25,310
Martin Marietta Materials	73	25,702
Mosaic	422	22,223
Newmont	907	41,069
Nucor	284	38,567
Packaging Corp of America	108	15,186
PPG Industries	279	36,072
Sealed Air	144	8,801
Sherwin-Williams	274	66,292
Vulcan Materials	142	23,477
Westrock	285	12,073
		826,711
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	169	28,017
American Tower ‡	533	144,352
AvalonBay Communities ‡	163	34,872
Boston Properties ‡	143	13,036
Camden Property Trust ‡	125	17,638
CBRE Group, Cl A *	375	32,108
Crown Castle ‡	497	89,788
Digital Realty Trust ‡	334	44,238
Duke Realty ‡	424	26,525
Equinix ‡	105	73,893
Equity Residential ‡	392	30,729
Essex Property Trust ‡	72	20,630
Extra Space Storage ‡	142	26,912
Federal Realty OP ‡	75	7,921
Healthpeak Properties ‡	581	16,053
Host Hotels & Resorts ‡	846	15,067
Iron Mountain ‡	287	13,917
Kimco Realty ‡	646	14,283
Mid-America Apartment Communities ‡	140	26,002
ProLogis ‡	844	111,881
Public Storage ‡	176	57,448

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Realty Income ‡	689	$50,979
Regency Centers ‡	144	9,278
SBA Communications, Cl A ‡	121	40,631
Simon Property Group ‡	370	40,197
UDR ‡	296	14,326
Ventas ‡	424	22,803
VICI Properties ‡	1,107	37,848
Vornado Realty Trust ‡	144	4,376
Welltower ‡	495	42,738
Weyerhaeuser ‡	850	30,872
		1,139,358
Utilities — 3.1%
AES	803	17,843
Alliant Energy	283	17,243
Ameren	282	26,260
American Electric Power	563	55,489
American Water Works	212	32,953
Atmos Energy	138	16,752
CenterPoint Energy	700	22,183
CMS Energy	287	19,726
Consolidated Edison	406	40,304
Constellation Energy	378	24,986
Dominion Energy	936	76,733
DTE Energy	213	27,754
Duke Energy	881	96,848
Edison International	417	28,260
Entergy	234	26,940
Evergy	281	19,181
Eversource Energy	419	36,964
Exelon	1,124	52,255
FirstEnergy	663	27,249
NextEra Energy	2,249	190,018
NiSource	427	12,981
NRG Energy	282	10,645
Pinnacle West Capital	140	10,286

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	859	$24,980
Public Service Enterprise Group	566	37,169
Sempra Energy	357	59,191
Southern	1,212	93,191
WEC Energy Group	347	36,022
Xcel Energy	585	42,810
		1,183,216
TOTAL UNITED STATES		39,496,054
TOTAL COMMON STOCK
(Cost $42,552,797)		39,771,942
TOTAL INVESTMENTS — 103.4%
(Cost $42,552,797)		$39,771,942
WRITTEN OPTIONS— (3.7)%
TOTAL WRITTEN OPTIONS
(Premiums Received $(525,652))		$(1,408,975)

Percentages are based on Net Assets of $38,450,857.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.7)%
Call Options
Mini-SPX Index*	(21)	$(808,500)	$385.00	08/19/22	$(61,635)
S&P 500 Index*	(46)	(17,710,000)	3,850.00	08/19/22	(1,347,340)
Total Written Options		$(18,518,500)			$(1,408,975)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $39,771,942.

Cl — Class
S&P — Standard & Poor's

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,771,942	$—	$—	$39,771,942
Total Investments in Securities	$39,771,942	$—	$—	$39,771,942

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,408,975)	$–	$–	$(1,408,975)
Total Other Financial Instruments	$(1,408,975)	$–	$–	$(1,408,975)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
UNITED STATES— 99.6%
Communication Services — 4.6%
Paramount Global, 5.750% * (A)	69,450	$2,682,854
Telephone and Data Systems, 6.625%	113,680	2,723,773
Telephone and Data Systems, 6.000%	182,059	3,941,577
		9,348,204
Consumer Discretionary — 2.2%
Qurate Retail, 8.000%	85,673	4,532,102
Consumer Staples — 1.8%
CHS, Ser 3, 6.750%, ICE LIBOR USD 3 Month + 4.155% (B)	134,193	3,581,611
Energy — 6.1%
Crestwood Equity Partners, 9.250%	492,075	4,576,297
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (B)	218,288	5,173,426
Energy Transfer, 7.375%, ICE LIBOR USD 3 Month + 4.530% (B)	121,374	2,756,404
		12,506,127
Financials — 68.1%
AGNC Investment, 6.500%, ICE LIBOR USD 3 Month + 4.993% ‡,(B)	111,838	2,529,776
AGNC Investment, 6.125%, ICE LIBOR USD 3 Month + 4.697% ‡,(B)	159,751	3,560,850
Allstate, 5.625% (A)	157,711	4,065,790
American International Group, 5.850%	134,159	3,516,307
Annaly Capital Management, 6.950%, ICE LIBOR USD 3 Month + 4.993% ‡ (A),(B)	196,458	4,752,319
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(B)	122,112	2,878,180
Annaly Capital Management, 6.500%, ICE LIBOR USD 3 Month + 4.172% ‡,(B)	116,304	2,595,905
Apollo Asset Management, 6.375%	74,994	1,910,097
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (B)	234,584	6,291,543

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.000%	258,061	$6,521,201
Bank of America, 5.875%	164,466	4,167,568
Brighthouse Financial, 5.375%	153,585	3,199,176
Charles Schwab, 5.950%	207,569	5,338,675
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (B)	82,113	2,178,458
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (B)	129,483	3,476,619
Citigroup Capital XIII, 9.176%, ICE LIBOR USD 3 Month + 6.370% (B)	192,691	5,266,245
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (B)	80,307	2,071,921
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A),(B)	123,481	3,262,368
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (B)	189,203	5,021,447
JPMorgan Chase, 6.000% (A)	218,573	5,803,113
JPMorgan Chase, 5.750%	203,533	5,206,374
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (B)	128,920	3,384,150
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (B)	127,732	3,360,629
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (B)	150,238	3,978,302
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (B)	135,131	3,537,730
PNC Financial Services Group, 6.850%, ICE LIBOR USD 3 Month + 4.067% (B)	411,053	10,387,309
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A),(B)	133,353	3,549,857
Reinsurance Group of America, 6.200%, ICE LIBOR USD 3 Month + 4.370% (B)	109,422	2,772,753
Rithm Capital, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡,(B)	126,776	2,813,159
Rithm Capital, 6.375%, ICE LIBOR USD 3 Month + 4.969% ‡,(B)	110,427	2,221,791

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (B)	203,805	$5,247,979
Synchrony Financial, 5.625%	200,088	4,133,818
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (B)	109,679	2,842,880
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (B)	225,132	5,508,980
Wells Fargo, 5.625% (A)	89,606	2,238,358
		139,591,627
Health Care — 5.0%
Becton Dickinson, 6.000% *	204,689	10,234,450
Industrials — 4.8%
Clarivate, 5.250%	95,091	5,669,325
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (B)	148,013	4,166,566
		9,835,891
Real Estate — 1.8%
Brookfield Property Preferred, 6.250%	182,575	3,782,954
Utilities — 5.2%
Duke Energy, 5.750%	269,919	7,152,854
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (B)	134,533	3,589,340
		10,742,194
TOTAL UNITED STATES		204,155,160
TOTAL PREFERRED STOCK
(Cost $218,731,292)		204,155,160

SHORT-TERM INVESTMENT — 2.2%(C)(D)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.64%
(Cost $4,558,759)	4,558,759	4,558,759
TOTAL SHORT-TERM INVESTMENT
(Cost $4,558,759)		4,558,759

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperIncome™ Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 1.9%(C)
BNP Paribas
2.160%, dated 07/29/22, to be repurchased on 08/01/22 , repurchase price $3,862,348 (collateralized by various U.S. Treasury Obligations, ranging in par value $67,334 - $408,156, 0.750%, 01/31/2028, with a total market value of $3,936,560)
(Cost $3,861,653)	$3,861,653	$3,861,653
TOTAL REPURCHASE AGREEMENT
(Cost $3,861,653)		3,861,653
TOTAL INVESTMENTS — 103.7%
(Cost $227,151,704)		$212,575,572

Percentages are based on Net Assets of $204,935,019.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $8,274,416.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $8,420,412.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

Schedule of Investments (Unaudited)	July 31, 2022

Global X SuperIncome™ Preferred ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$204,155,160	$—	$—	$204,155,160
Short-Term Investment	4,558,759	—	—	4,558,759
Repurchase Agreement	—	3,861,653	—	3,861,653
Total Investments in Securities	$208,713,919	$3,861,653	$—	$212,575,572

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 93.8%
AUSTRIA — 6.3%
Utilities — 6.3%
Verbund	60,529	$6,634,719
BRAZIL — 10.0%
Utilities — 10.0%
Centrais Eletricas Brasileiras	746,727	6,580,845
Engie Brasil Energia	471,953	4,024,001
TOTAL BRAZIL		10,604,846
CANADA — 9.8%
Utilities — 9.8%
Boralex, Cl A	59,873	2,170,913
Innergex Renewable Energy	112,431	1,688,198
Northland Power	130,999	4,291,832
TransAlta Renewables	155,715	2,172,852
TOTAL CANADA		10,323,795
CHINA — 4.9%
Utilities — 4.9%
China Longyuan Power Group, Cl H	1,932,000	3,091,239
Xinyi Energy Holdings	4,146,500	2,097,047
TOTAL CHINA		5,188,286
DENMARK — 6.1%
Utilities — 6.1%
Orsted	55,919	6,475,771
FRANCE — 3.5%
Utilities — 3.5%
Albioma	18,671	949,228
Neoen	62,468	2,730,622
TOTAL FRANCE		3,679,850
GERMANY — 1.9%
Utilities — 1.9%
Encavis (A)	93,624	2,035,284

Schedule of Investments (Unaudited)	July 31, 2022

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 1.1%
Utilities — 1.1%
Terna Energy	67,544	$1,205,245
HONG KONG — 0.5%
Utilities — 0.5%
Concord New Energy Group	5,120,300	482,684
INDIA — 1.5%
Utilities — 1.5%
Azure Power Global * (A)	37,284	456,356
ReNew Energy Global, Cl A *	164,598	1,117,621
TOTAL INDIA		1,573,977
ISRAEL — 2.1%
Utilities — 2.1%
Energix-Renewable Energies	282,135	1,117,915
Enlight Renewable Energy *	518,358	1,156,637
TOTAL ISRAEL		2,274,552
ITALY — 2.7%
Utilities — 2.7%
ERG	87,730	2,848,208
JAPAN — 1.6%
Utilities — 1.6%
RENOVA *	45,790	858,926
West Holdings	26,813	818,534
TOTAL JAPAN		1,677,460
NEW ZEALAND — 9.3%
Utilities — 9.3%
Contact Energy	454,580	2,180,588
Mercury NZ	795,234	3,026,813
Meridian Energy	1,490,221	4,644,180
TOTAL NEW ZEALAND		9,851,581

Schedule of Investments (Unaudited)	July 31, 2022

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.2%
Utilities — 0.2%
RusHydro PJSC (B)(C)	271,804,543	$164,492
RusHydro PJSC ADR *(B)(C)	196,668	20
TOTAL RUSSIA		164,512
SOUTH AFRICA — 1.0%
Utilities — 1.0%
Scatec	92,510	1,096,627
SPAIN — 10.7%
Utilities — 10.7%
Atlantica Sustainable Infrastructure	64,669	2,306,096
EDP Renovaveis	285,472	7,364,353
Solaria Energia y Medio Ambiente *	72,873	1,669,630
TOTAL SPAIN		11,340,079
THAILAND — 6.0%
Utilities — 6.0%
Absolute Clean Energy NVDR (A)	5,495,070	400,076
BCPG NVDR	1,563,826	433,334
Energy Absolute NVDR	2,028,776	4,478,078
Gunkul Engineering NVDR	4,812,829	706,038
Super Energy NVDR	15,868,214	306,070
TOTAL THAILAND		6,323,596
UNITED KINGDOM — 2.1%
Utilities — 2.1%
Drax Group	232,880	2,223,208
UNITED STATES — 12.5%
Energy — 2.7%
Enviva	35,617	2,480,012
Gevo * (A)	116,979	343,918
		2,823,930
Industrials — 3.7%
Sunrun *	120,834	3,950,063

Schedule of Investments (Unaudited)	July 31, 2022

Global X Renewable Energy Producers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 6.1%
NextEra Energy Partners	44,303	$3,665,630
Ormat Technologies	32,681	2,828,214
		6,493,844
TOTAL UNITED STATES		13,267,837
TOTAL COMMON STOCK
(Cost $115,971,934)		99,272,117

MASTER LIMITED PARTNERSHIP — 5.7%
CANADA— 5.7%
Utilities — 5.7%
Brookfield Renewable Partners, Cl A
(Cost $4,588,947)	159,248	6,007,764

SHORT-TERM INVESTMENT(D)(E) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $986,158)	986,158	986,158

REPURCHASE AGREEMENT(D) — 0.8%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $835,509 (collateralized by various U.S. Treasury Obligations, ranging in par value $14,566 - $88,293, 0.750%, 01/31/2028, with a total market value of $851,564)
(Cost $835,359)	$835,359	835,359
TOTAL INVESTMENTS — 101.2%
(Cost $122,382,398)		$107,101,398

Percentages are based on Net Assets of $105,821,167.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Renewable Energy Producers ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,767,603.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $164,512 and represented 0.2% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $1,821,517.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,509,458	$8,598,147	$164,512	$99,272,117
Master Limited Partnership	6,007,764	—	—	6,007,764
Short-Term Investment	986,158	—	—	986,158
Repurchase Agreement	—	835,359	—	835,359
Total Investments in Securities	$97,503,380	$9,433,506	$164,512	$107,101,398

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	4,407	$810,359
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	5,447	728,428
UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	8,320	2,512,640
UNITED STATES — 99.2%
Communication Services — 8.4%
Activision Blizzard	12,827	1,025,519
Alphabet, Cl A *	98,000	11,399,360
Alphabet, Cl C *	90,300	10,532,592
AT&T	116,835	2,194,161
Charter Communications, Cl A *	1,994	861,607
Comcast, Cl A	71,731	2,691,347
DISH Network, Cl A *	4,475	77,731
Electronic Arts	4,665	612,188
Fox, Cl A	4,165	137,903
Fox, Cl B	2,774	85,717
Interpublic Group	7,048	210,524
Lumen Technologies	17,504	190,619
Match Group *	4,351	318,972
Meta Platforms, Cl A *	37,416	5,952,886
Netflix *	7,225	1,624,902
News, Cl A	6,945	119,037
News, Cl B	2,169	37,480
Omnicom Group	3,435	239,900
Paramount Global, Cl B	9,894	233,993
Take-Two Interactive Software *	2,835	376,290
T-Mobile US *	9,766	1,397,124
Twitter *	13,524	562,734
Verizon Communications	67,623	3,123,506
Walt Disney *	29,913	3,173,769

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	36,526	$547,890
		47,727,751
Consumer Discretionary — 11.6%
Advance Auto Parts	872	168,837
Amazon.com *	144,940	19,559,653
Aptiv *	4,770	500,325
AutoZone *	338	722,438
Bath & Body Works	4,350	154,599
Best Buy	3,281	252,604
Booking Holdings *	682	1,320,141
BorgWarner	3,888	149,532
CarMax *	2,647	263,482
Carnival *	13,131	118,967
Chipotle Mexican Grill, Cl A *	499	780,546
Darden Restaurants	2,263	281,721
Dollar General	3,979	988,503
Dollar Tree *	3,776	624,399
Domino's Pizza	543	212,916
DR Horton	5,434	424,015
eBay	7,924	385,344
Etsy *	2,195	227,665
Expedia Group *	2,381	252,505
Ford Motor	65,780	966,308
Garmin	2,490	243,074
General Motors *	24,447	886,448
Genuine Parts	2,623	400,978
Hasbro	2,204	173,499
Hilton Worldwide Holdings	4,635	593,604
Home Depot	16,975	5,108,456
Las Vegas Sands *	6,016	226,743
Lennar, Cl A	4,551	386,835
LKQ	4,396	241,077
Lowe's	10,664	2,042,476
Marriott International, Cl A	4,563	724,696
McDonald's	12,057	3,175,452

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Mohawk Industries *	914	$117,431
NIKE, Cl B	20,415	2,346,092
Norwegian Cruise Line Holdings *	5,881	71,454
NVR *	50	219,655
O'Reilly Automotive *	1,150	809,128
Penn Entertainment *	2,495	86,202
Pool	749	267,917
PulteGroup	4,932	215,134
PVH	1,417	87,741
Ralph Lauren, Cl A	1,019	100,504
Ross Stores	5,935	482,278
Starbucks	18,199	1,542,911
Tapestry	5,059	170,134
Target	7,994	1,306,060
Tesla *	13,863	12,358,171
TJX	20,318	1,242,649
Tractor Supply	1,924	368,408
Ulta Beauty *	805	313,073
VF	4,891	218,530
Whirlpool	1,139	196,899
Wynn Resorts *	1,885	119,660
Yum! Brands	4,893	599,588
		65,797,457
Consumer Staples — 6.4%
Altria Group	42,816	1,877,910
Archer-Daniels-Midland	12,875	1,065,664
Brown-Forman, Cl B	3,556	263,926
Campbell Soup	3,623	178,795
Clorox	2,516	356,869
Coca-Cola	93,755	6,016,258
Colgate-Palmolive	19,603	1,543,540
Conagra Brands	9,750	333,548
Constellation Brands, Cl A	3,765	927,357
Costco Wholesale	10,552	5,711,798
Estee Lauder, Cl A	5,404	1,475,832

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	13,752	$1,028,512
Hormel Foods	7,836	386,628
J M Smucker	2,133	282,239
Kellogg	5,267	389,337
Kimberly-Clark	7,710	1,016,101
Kraft Heinz	15,849	583,719
Kroger	15,245	707,978
Lamb Weston Holdings	4,052	322,782
McCormick	5,536	483,570
Molson Coors Beverage, Cl B	5,226	312,254
Monster Beverage *	8,437	840,494
Procter & Gamble	57,729	8,019,135
Sysco	11,596	984,500
Tyson Foods, Cl A	6,517	573,561
Walgreens Boots Alliance	16,248	643,746
		36,326,053
Energy — 4.4%
APA	6,838	254,169
Baker Hughes, Cl A	13,534	347,688
Chevron	31,940	5,231,133
ConocoPhillips	21,230	2,068,439
Coterra Energy	14,257	436,122
Devon Energy	10,228	642,830
Diamondback Energy	2,758	353,079
EOG Resources	9,721	1,081,170
Exxon Mobil	68,066	6,597,637
Halliburton	15,678	459,365
Hess	4,692	527,709
Kinder Morgan	32,155	578,468
Marathon Oil	9,402	233,170
Marathon Petroleum	8,259	757,020
Occidental Petroleum	15,124	994,403
ONEOK	7,336	438,253
Phillips 66	7,140	635,460
Pioneer Natural Resources	3,713	879,795

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Schlumberger	23,768	$880,129
Valero Energy	6,960	770,959
Williams	20,040	683,164
		24,850,162
Financials — 10.7%
Aflac	10,138	580,907
Allstate	4,836	565,667
American Express	10,070	1,550,981
American International Group	11,790	610,368
Ameriprise Financial	1,902	513,388
Aon, Cl A	3,244	944,134
Arthur J Gallagher	3,390	606,776
Assurant	1,059	186,151
Bank of America	114,507	3,871,482
Bank of New York Mellon	13,099	569,283
Berkshire Hathaway, Cl B *	29,461	8,855,977
BlackRock, Cl A	2,303	1,541,122
Brown & Brown	3,230	210,273
Capital One Financial	6,751	741,462
Cboe Global Markets	2,051	253,052
Charles Schwab	24,970	1,724,178
Chubb	6,610	1,246,910
Cincinnati Financial	2,646	257,562
Citigroup	32,147	1,668,429
Citizens Financial Group	6,836	259,563
CME Group, Cl A	5,927	1,182,318
Comerica	2,113	164,328
Discover Financial Services	4,889	493,789
Everest Re Group	795	207,773
FactSet Research Systems	507	217,848
Fifth Third Bancorp	10,271	350,447
First Republic Bank	3,017	490,896
Franklin Resources	5,251	144,140
Globe Life	1,768	178,091
Goldman Sachs Group	5,620	1,873,652

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hartford Financial Services Group	5,660	$364,900
Huntington Bancshares	24,058	319,731
Intercontinental Exchange	9,310	949,527
Invesco	5,322	94,412
JPMorgan Chase	47,404	5,468,525
KeyCorp	15,532	284,236
Lincoln National	2,820	144,779
Loews	3,222	187,681
M&T Bank	2,853	506,265
MarketAxess Holdings	538	145,680
Marsh & McLennan	8,366	1,371,689
MetLife	12,028	760,771
Moody's	2,644	820,301
Morgan Stanley	23,219	1,957,362
MSCI, Cl A	1,342	645,958
Nasdaq	2,113	382,242
Northern Trust	3,391	338,354
PNC Financial Services Group	7,032	1,166,890
Principal Financial Group	4,062	271,910
Progressive	9,726	1,119,074
Prudential Financial	6,405	640,436
Raymond James Financial	3,382	333,026
Regions Financial	17,413	368,807
S&P Global	5,513	2,078,015
Signature Bank NY	892	165,528
State Street	5,549	394,201
SVB Financial Group *	980	395,479
Synchrony Financial	9,290	311,029
T Rowe Price Group	3,715	458,691
Travelers	4,146	657,970
Truist Financial	22,179	1,119,374
US Bancorp	22,419	1,058,177
W R Berkley	3,309	206,912
Wells Fargo	60,656	2,660,979
Willis Towers Watson	1,525	315,583

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zions Bancorp	2,503	$136,539
		60,661,980
Health Care — 14.1%
ABIOMED *	2,232	653,998
Align Technology *	3,757	1,055,604
AmerisourceBergen, Cl A	7,706	1,124,537
Baxter International	26,630	1,562,116
Boston Scientific *	76,467	3,138,970
Cardinal Health	13,747	818,771
Cigna	17,096	4,707,555
CVS Health	70,976	6,790,984
DaVita *	3,147	264,851
DENTSPLY SIRONA	12,266	443,539
Dexcom *	20,596	1,690,520
Edwards Lifesciences *	33,304	3,348,384
Elevance Health	13,041	6,221,861
Gilead Sciences	67,521	4,034,380
Henry Schein *	7,779	613,219
Hologic *	13,124	936,791
Humana	6,773	3,264,586
IDEXX Laboratories *	4,414	1,761,980
Incyte *	9,448	733,921
Intuitive Surgical *	19,303	4,442,971
IQVIA Holdings *	10,047	2,413,993
Laboratory Corp of America Holdings	4,802	1,259,036
McKesson	7,751	2,647,587
Medtronic	72,612	6,718,062
Mettler-Toledo International *	1,188	1,603,479
Molina Healthcare *	2,984	977,916
Quest Diagnostics	6,389	872,546
ResMed	7,701	1,852,244
STERIS	5,235	1,181,278
Stryker	18,088	3,884,398
Teleflex	2,380	572,295
Waters *	3,167	1,152,883

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
West Pharmaceutical Services	3,845	$1,320,988
Zimmer Biomet Holdings	10,922	1,205,680
Zoetis, Cl A	25,340	4,625,817
		79,897,740
Industrials — 7.9%
3M	13,026	1,865,844
A O Smith	2,888	182,724
Alaska Air Group *	3,174	140,703
Allegion	1,972	208,440
American Airlines Group *	14,087	193,133
AMETEK	5,169	638,372
Carrier Global	19,563	792,888
Caterpillar	12,430	2,464,248
CH Robinson Worldwide	2,896	320,587
Cintas	2,049	871,829
Copart *	4,845	620,645
CSX	50,259	1,624,873
Cummins	3,203	708,856
Deere	6,430	2,206,647
Delta Air Lines *	14,179	450,892
Dover	3,193	426,840
Eaton	8,910	1,322,155
Emerson Electric	13,356	1,202,975
Equifax	2,746	573,667
Expeditors International of Washington	3,676	390,575
Fastenal	12,671	650,783
FedEx	5,505	1,283,160
Fortive	7,915	510,122
Fortune Brands Home & Security	3,027	210,921
Generac Holdings *	1,370	367,571
Howmet Aerospace	8,408	312,189
IDEX	1,610	336,088
Illinois Tool Works	6,433	1,336,520
Ingersoll Rand	8,928	444,614
JB Hunt Transport Services	1,871	342,898

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	15,841	$853,988
Masco	5,920	327,850
Nielsen Holdings	9,208	220,532
Nordson	1,073	247,852
Norfolk Southern	5,524	1,387,463
Old Dominion Freight Line	2,091	634,639
Otis Worldwide	9,831	768,489
PACCAR	7,700	704,704
Parker-Hannifin	2,915	842,697
Pentair	3,573	174,684
Quanta Services	3,071	426,040
Republic Services, Cl A	4,628	641,718
Robert Half International	2,400	189,936
Rockwell Automation	2,546	649,943
Rollins	5,532	213,369
Snap-On	1,162	260,346
Southwest Airlines *	13,506	514,849
Stanley Black & Decker	3,587	349,123
Trane Technologies	5,320	781,987
TransDigm Group *	1,279	795,973
Union Pacific	14,105	3,206,067
United Airlines Holdings *	6,987	256,772
United Parcel Service, Cl B	16,821	3,278,245
United Rentals *	1,565	504,979
Verisk Analytics, Cl A	3,558	676,910
Waste Management	8,680	1,428,381
Westinghouse Air Brake Technologies	4,168	389,583
WW Grainger	974	529,398
Xylem	4,023	370,237
		44,628,513
Information Technology — 27.6%
Accenture, Cl A	10,332	3,164,278
Adobe *	7,826	3,209,599
Advanced Micro Devices *	26,874	2,538,787
Akamai Technologies *	2,903	279,327

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amphenol, Cl A	9,917	$764,898
Analog Devices	8,169	1,404,741
ANSYS *	1,444	402,862
Apple	251,206	40,823,487
Applied Materials	14,652	1,552,819
Arista Networks *	3,937	459,172
Autodesk *	3,628	784,809
Automatic Data Processing	7,016	1,691,698
Broadcom	6,740	3,609,135
Broadridge Financial Solutions	1,920	308,256
Cadence Design Systems *	4,572	850,758
CDW	2,252	408,806
Ceridian HCM Holding *	1,831	100,284
Cisco Systems	69,061	3,133,298
Citrix Systems	2,265	229,694
Cognizant Technology Solutions, Cl A	8,709	591,864
DXC Technology *	4,669	147,540
Enphase Energy *	2,196	624,059
EPAM Systems *	771	269,272
F5 *	1,145	191,627
Fidelity National Information Services	10,263	1,048,468
Fiserv *	10,031	1,060,076
FleetCor Technologies *	1,463	321,992
Fortinet *	11,200	668,080
Gartner *	1,346	357,336
Global Payments	4,828	590,561
Hewlett Packard Enterprise	23,665	336,990
HP	15,597	520,784
Intel	66,699	2,421,841
International Business Machines	14,926	1,952,171
Intuit	4,559	2,079,679
Jack Henry & Associates	1,178	244,753
Juniper Networks	6,342	177,766
Keysight Technologies *	3,064	498,206
KLA	2,507	961,535

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Lam Research	2,362	$1,182,205
Mastercard, Cl A	13,871	4,907,421
Microchip Technology	9,058	623,734
Micron Technology	18,746	1,159,627
Microsoft	122,169	34,297,725
Monolithic Power Systems	743	345,287
Motorola Solutions	2,745	654,929
NetApp	3,618	258,072
NortonLifeLock	9,409	230,803
NVIDIA	40,612	7,376,357
Oracle	26,208	2,040,031
Paychex	5,308	680,910
Paycom Software *	865	285,874
PayPal Holdings *	19,276	1,667,952
PTC *	1,741	214,805
Qorvo *	1,848	192,321
QUALCOMM	18,284	2,652,277
Roper Technologies	1,593	695,615
Salesforce *	16,209	2,982,780
Seagate Technology Holdings	3,386	270,812
ServiceNow *	3,313	1,479,785
Skyworks Solutions	2,667	290,383
SolarEdge Technologies *	721	259,654
Synopsys *	2,501	919,117
Teledyne Technologies *	792	309,989
Teradyne	2,756	278,053
Texas Instruments	15,440	2,762,062
Trimble *	4,143	287,648
Tyler Technologies *	706	281,694
VeriSign *	1,542	291,685
Visa, Cl A	26,779	5,680,094
Western Digital *	5,435	266,858
Zebra Technologies, Cl A *	901	322,279
		156,930,146

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.2%
Air Products & Chemicals	3,635	$902,316
Albemarle	2,038	497,904
Amcor	27,219	352,486
Avery Dennison	1,448	275,786
Ball	5,375	394,632
Celanese, Cl A	1,833	215,396
CF Industries Holdings	4,009	382,819
Corteva	12,064	694,283
Dow	12,303	654,643
DuPont de Nemours	8,675	531,170
Eastman Chemical	2,473	237,235
Ecolab	4,152	685,786
FMC	2,412	267,973
Freeport-McMoRan	24,273	765,813
International Flavors & Fragrances	4,395	545,200
International Paper	6,389	273,258
LyondellBasell Industries, Cl A	4,456	397,119
Martin Marietta Materials	1,024	360,530
Mosaic	6,285	330,968
Newmont	13,207	598,013
Nucor	4,786	649,939
Packaging Corp of America	1,611	226,523
PPG Industries	4,073	526,598
Sealed Air	2,634	160,990
Sherwin-Williams	4,060	982,276
Vulcan Materials	2,361	390,344
Westrock	4,620	195,703
		12,495,703
Real Estate — 2.8%
Alexandria Real Estate Equities ‡	2,352	389,915
American Tower ‡	7,893	2,137,661
AvalonBay Communities ‡	2,477	529,929
Boston Properties ‡	2,677	244,035
Camden Property Trust ‡	1,382	195,000
CBRE Group, Cl A *	5,730	490,603

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle ‡	7,513	$1,357,299
Digital Realty Trust ‡	4,822	638,674
Duke Realty ‡	6,417	401,447
Equinix ‡	1,511	1,063,351
Equity Residential ‡	5,790	453,878
Essex Property Trust ‡	1,213	347,561
Extra Space Storage ‡	2,271	430,400
Federal Realty OP ‡	1,235	130,428
Host Hotels & Resorts ‡	13,182	234,771
Iron Mountain ‡	4,777	231,637
Kimco Realty ‡	10,200	225,522
Mid-America Apartment Communities ‡	1,993	370,160
ProLogis ‡	12,761	1,691,598
Public Storage ‡	2,659	867,924
Realty Income ‡	9,416	696,690
Regency Centers ‡	2,761	177,891
SBA Communications, Cl A ‡	1,914	642,702
Simon Property Group ‡	5,644	613,164
UDR ‡	4,989	241,468
Vornado Realty Trust ‡	2,961	89,985
Welltower ‡	7,514	648,759
Weyerhaeuser ‡	13,505	490,502
		16,032,954
Utilities — 3.1%
AES	11,872	263,796
Alliant Energy	4,301	262,060
Ameren	4,426	412,149
American Electric Power	8,209	809,079
American Water Works	3,015	468,652
Atmos Energy	2,086	253,220
CenterPoint Energy	9,546	302,513
CMS Energy	5,047	346,880
Consolidated Edison	5,753	571,100
Constellation Energy	5,366	354,693
Dominion Energy	13,393	1,097,958

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
DTE Energy	3,331	$434,029
Duke Energy	12,916	1,419,856
Edison International	6,222	421,665
Entergy	3,398	391,212
Evergy	4,211	287,443
Eversource Energy	5,769	508,941
Exelon	16,107	748,814
FirstEnergy	9,202	378,202
NextEra Energy	32,683	2,761,387
NiSource	6,181	187,902
NRG Energy	4,734	178,708
Pinnacle West Capital	2,038	149,732
PPL	12,884	374,667
Public Service Enterprise Group	8,248	541,646
Sempra Energy	5,297	878,243
Southern	17,570	1,350,957
WEC Energy Group	5,204	540,227
Xcel Energy	9,316	681,745
		17,377,476
TOTAL UNITED STATES		562,725,935
TOTAL COMMON STOCK
(Cost $489,716,642)		566,777,362
TOTAL INVESTMENTS — 99.9%
(Cost $489,716,642)		$566,777,362

Percentages are based on Net Assets of $567,565,340.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Catholic Values ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 12.8%
Communication Services — 0.1%
REA Group	23	$2,007
Telstra	2,103	5,709
TPG Telecom	272	1,203
		8,919
Consumer Discretionary — 0.5%
Aristocrat Leisure	345	8,498
Wesfarmers	573	18,645
		27,143
Consumer Staples — 0.7%
Coles Group	1,206	15,779
Woolworths Group	1,070	28,014
		43,793
Energy — 0.5%
Santos	1,528	7,784
Woodside Energy Group	878	19,593
		27,377
Financials — 3.0%
ASX	94	5,789
Australia & New Zealand Banking Group	1,357	21,684
Commonwealth Bank of Australia	791	55,621
Insurance Australia Group	1,197	3,734
Macquarie Group	164	20,728
National Australia Bank	1,541	32,904
QBE Insurance Group	737	5,930
Suncorp Group	628	4,904
Westpac Banking	1,690	25,366
		176,660
Health Care — 4.4%
Cochlear	145	21,676
CSL	1,063	214,991
Sonic Healthcare	1,063	25,420
		262,087

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
Brambles	828	$6,615
Reece	134	1,424
Transurban Group	1,646	16,666
		24,705
Materials — 2.7%
BHP Group	2,432	65,642
Fortescue Metals Group	870	11,134
Glencore	5,198	29,214
Newcrest Mining	427	5,751
Rio Tinto	185	12,629
Rio Tinto	522	31,281
South32	2,439	6,484
		162,135
Real Estate — 0.4%
Dexus ‡ *	538	3,574
Goodman Group ‡	835	12,061
Scentre Group ‡	2,580	5,221
		20,856
Utilities — 0.1%
APA Group	564	4,585
TOTAL AUSTRALIA		758,260
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	71	438
Energy — 0.1%
OMV	71	2,999
Financials — 0.1%
BAWAG Group	34	1,558
Erste Group Bank	157	3,954
Raiffeisen Bank International	69	828
		6,340

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
ANDRITZ	44	$2,043
Information Technology — 0.0%
ams-OSRAM *	140	1,147
Materials — 0.0%
voestalpine	57	1,273
Utilities — 0.1%
Verbund	33	3,617
TOTAL AUSTRIA		17,857
BELGIUM — 1.4%
Consumer Staples — 0.7%
Anheuser-Busch InBev	769	40,985
Financials — 0.2%
Groupe Bruxelles Lambert	44	3,871
KBC Group	162	8,444
Sofina	9	2,096
		14,411
Health Care — 0.4%
UCB	280	21,784
Materials — 0.1%
Solvay	42	3,662
Umicore	101	3,641
		7,303
TOTAL BELGIUM		84,483
BRAZIL — 0.1%
Materials — 0.1%
Yara International	75	3,189
CHILE — 0.0%
Materials — 0.0%
Antofagasta	147	2,072

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 0.9%
Consumer Discretionary — 0.5%
Prosus	450	$29,187
Consumer Staples — 0.2%
Budweiser Brewing APAC	1,300	3,602
Wilmar International	2,891	8,404
		12,006
Financials — 0.1%
BOC Hong Kong Holdings	1,600	5,778
Health Care — 0.0%
China Evergrande New Energy Vehicle Group *(A)(C)	5,700	1,975
Utilities — 0.1%
ENN Energy Holdings	300	4,888
TOTAL CHINA		53,834
DENMARK — 1.6%
Consumer Staples — 0.2%
Carlsberg, Cl B	89	11,457
Health Care — 0.5%
Coloplast, Cl B	263	30,594
Industrials — 0.7%
AP Moller - Maersk, Cl A	1	2,658
AP Moller - Maersk, Cl B	3	8,131
DSV	115	19,215
Vestas Wind Systems	542	14,069
		44,073
Utilities — 0.2%
Orsted	94	10,886
TOTAL DENMARK		97,010
FINLAND — 1.1%
Energy — 0.2%
Neste	207	10,570

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.4%
Nordea Bank Abp	1,502	$14,720
Sampo, Cl A	216	9,281
		24,001
Industrials — 0.2%
Kone, Cl B	217	9,846
Information Technology — 0.2%
Nokia	2,611	13,575
Materials — 0.1%
Stora Enso, Cl R	312	4,791
Utilities — 0.0%
Fortum	218	2,426
TOTAL FINLAND		65,209
FRANCE — 8.8%
Communication Services — 0.0%
Adevinta, Cl B *	141	1,060
Consumer Discretionary — 1.2%
Christian Dior	1	675
EssilorLuxottica	157	24,405
Hermes International	18	24,484
Kering	36	20,442
		70,006
Consumer Staples — 1.1%
Danone	587	32,207
Pernod Ricard	180	35,147
		67,354
Energy — 1.0%
TotalEnergies	1,135	57,587
Financials — 2.4%
AXA	930	21,289
BNP Paribas	540	25,328
LVMH Moet Hennessy Louis Vuitton	136	93,604
		140,221

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.8%
Cie de Saint-Gobain	284	$13,125
Credit Agricole	669	6,125
Vinci	287	27,327
		46,577
Information Technology — 0.2%
Dassault Systemes	339	14,400
Materials — 1.9%
Air Liquide	249	34,052
L'Oreal	207	77,694
		111,746
Utilities — 0.2%
Electricite de France	269	3,253
Engie	855	10,514
		13,767
TOTAL FRANCE		522,718
GERMANY — 7.3%
Communication Services — 0.5%
Deutsche Telekom	1,597	30,135
Consumer Discretionary — 1.0%
adidas	92	15,741
Bayerische Motoren Werke	167	13,534
Mercedes-Benz Group	432	25,205
Volkswagen	12	2,351
		56,831
Consumer Staples — 0.3%
Beiersdorf	89	9,134
Henkel & KGaA	88	5,514
		14,648
Financials — 1.1%
Allianz	189	34,172
Deutsche Boerse	86	14,951

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	66	$14,879
		64,002
Health Care — 1.3%
BioNTech ADR	186	30,718
Fresenius Medical Care & KGaA	441	16,260
Siemens Healthineers	626	31,928
		78,906
Industrials — 1.3%
Daimler Truck Holding *	270	7,320
Deutsche Post	539	21,379
Hapag-Lloyd	5	1,708
Siemens	447	49,471
		79,878
Information Technology — 1.1%
Infineon Technologies	627	16,974
SAP	516	47,710
		64,684
Materials — 0.3%
BASF	432	19,124
Real Estate — 0.2%
Vonovia	369	12,217
Utilities — 0.2%
E.ON	1,103	9,863
TOTAL GERMANY		430,288
HONG KONG — 2.8%
Financials — 1.7%
AIA Group	5,565	56,005
Hang Seng Bank	280	4,512
Hong Kong Exchanges & Clearing	594	27,166
Prudential	1,273	15,584
		103,267

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
Jardine Matheson Holdings	154	$8,130
MTR	900	4,758
Techtronic Industries	932	10,335
		23,223
Real Estate — 0.5%
CK Asset Holdings	1,000	7,064
Henderson Land Development	700	2,434
Link REIT ‡	1,000	8,370
Sun Hung Kai Properties	790	9,435
		27,303
Utilities — 0.2%
CLP Holdings	800	6,777
Hong Kong & China Gas	4,910	5,179
		11,956
TOTAL HONG KONG		165,749
IRELAND — 0.5%
Consumer Discretionary — 0.1%
Flutter Entertainment *	75	7,474
Industrials — 0.1%
Kingspan Group	84	5,398
Materials — 0.3%
CRH	366	13,967
TOTAL IRELAND		26,839
ISRAEL — 0.8%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	928	1,571
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	2	46
Financials — 0.3%
Bank Hapoalim	577	5,273
Bank Leumi Le-Israel	725	6,906
First International Bank of Israel	26	1,078

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Israel Discount Bank, Cl A	580	$3,224
Mizrahi Tefahot Bank	69	2,512
Plus500	52	1,054
		20,047
Industrials — 0.1%
Kornit Digital *	27	735
Shapir Engineering and Industry	74	650
ZIM Integrated Shipping Services	36	1,794
		3,179
Information Technology — 0.3%
Check Point Software Technologies *	52	6,479
JFrog *	35	777
Nice *	33	6,824
Nova *	14	1,434
Tower Semiconductor *	40	1,884
Wix.com *	25	1,483
		18,881
Real Estate — 0.1%
Amot Investments	6	40
Azrieli Group	21	1,654
Big Shopping Centers	1	131
Melisron *	2	149
Mivne Real Estate KD	181	604
Strauss Group	45	1,182
		3,760
TOTAL ISRAEL		47,484
ITALY — 1.9%
Consumer Discretionary — 0.4%
Ferrari	68	14,297
Moncler	108	5,360
PRADA	300	1,731
		21,388

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.1%
Davide Campari-Milano	495	$5,461
Energy — 0.2%
Eni	1,170	13,977
Financials — 0.5%
Intesa Sanpaolo	8,181	14,419
Poste Italiane	226	1,883
UniCredit	1,058	10,335
		26,637
Industrials — 0.1%
Atlantia	273	6,282
Information Technology — 0.1%
Assicurazioni Generali	585	8,700
Utilities — 0.5%
Enel	3,702	18,530
Snam	1,049	5,239
Terna - Rete Elettrica Nazionale	697	5,315
		29,084
TOTAL ITALY		111,529
JAPAN — 27.1%
Communication Services — 2.0%
Dentsu Group	125	4,330
KDDI	758	24,342
Nexon	238	5,369
Nintendo	53	23,678
Nippon Telegraph & Telephone	547	15,581
SoftBank	1,325	15,253
SoftBank Group	587	24,618
Toho	71	2,800
Z Holdings	1,329	4,665
		120,636
Consumer Discretionary — 4.6%
Aisin	92	2,709
Bandai Namco Holdings	115	8,914

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bridgestone	320	$12,446
Denso	272	14,722
Fast Retailing	31	18,602
Hikari Tsushin	4	438
Honda Motor	816	20,686
Isuzu Motors	351	3,819
Koito Manufacturing	67	2,178
Nissan Motor	1,315	4,943
Nitori Holdings	44	4,629
Oriental Land	121	18,243
Pan Pacific International Holdings	295	4,562
Panasonic Holdings	1,252	10,248
Rakuten Group	476	2,333
Sekisui Chemical	235	3,278
Sekisui House	354	6,240
Sharp *	111	885
Shimano	46	7,665
Subaru	328	5,686
Sumitomo Electric Industries	408	4,498
Suzuki Motor	269	8,701
Toyota Motor	6,518	104,220
Yamaha	90	3,798
ZOZO	82	1,757
		276,200
Consumer Staples — 2.5%
Aeon	779	15,615
Asahi Group Holdings	460	15,901
Kao	417	18,050
Kirin Holdings	737	12,052
Kobe Bussan	120	3,398
Kose	27	2,384
Nissin Foods Holdings	75	5,410
Seven & i Holdings	716	29,085
Shiseido	358	14,598
Suntory Beverage & Food	119	4,674

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Unicharm	401	$14,486
Welcia Holdings	82	1,823
Yakult Honsha	137	8,303
		145,779
Energy — 0.2%
ENEOS Holdings	1,581	6,053
Inpex	492	5,551
		11,604
Financials — 2.5%
Dai-ichi Life Holdings	466	8,030
Daiwa Securities Group	743	3,406
Japan Exchange Group	266	4,197
Japan Post Bank	191	1,519
Japan Post Insurance	108	1,734
Mitsubishi UFJ Financial Group	5,840	32,571
Mizuho Financial Group	1,164	13,791
MS&AD Insurance Group Holdings	239	7,720
Nomura Holdings	1,450	5,507
ORIX	539	9,520
Resona Holdings	1,171	4,515
Sompo Holdings	178	7,884
Sumitomo Mitsui Financial Group	584	17,946
Sumitomo Mitsui Trust Holdings	186	6,071
T&D Holdings	261	2,925
Tokio Marine Holdings	345	20,042
		147,378
Health Care — 4.7%
Hoya	782	77,644
Kyowa Kirin	517	12,108
M3 *	964	33,288
Otsuka Holdings	1,227	43,645
Shionogi	576	29,324
Sysmex	342	23,813

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Terumo	1,691	$57,328
		277,150
Industrials — 5.4%
ANA Holdings *	80	1,480
Central Japan Railway	116	13,522
Daifuku	69	4,357
Daikin Industries	163	28,356
East Japan Railway	206	10,697
FANUC	110	18,786
Hankyu Hanshin Holdings	143	4,114
ITOCHU	790	22,852
Japan Airlines *	70	1,212
Keio	69	2,623
Komatsu	534	12,022
Kubota	670	10,996
Makita	175	4,236
Marubeni	959	8,847
MINEBEA MITSUMI	237	4,215
MISUMI Group	163	4,018
Mitsubishi Electric	1,156	12,144
Mitsui	886	19,394
MonotaRO	142	2,513
Nidec	304	20,922
Nihon M&A Center Holdings	184	2,430
Nippon Yusen	92	7,159
Odakyu Electric Railway	189	2,687
Recruit Holdings	911	33,761
Secom	122	8,115
SG Holdings	310	5,864
SMC	31	15,172
Taisei	124	3,934
Tokyu	353	4,294
Toshiba	234	9,432
TOTO	90	3,034
Toyota Industries	111	6,686

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
West Japan Railway	122	$4,447
Yamato Holdings	207	3,595
Yaskawa Electric	147	5,087
		323,003
Information Technology — 3.2%
Advantest	98	5,756
Canon	452	10,623
Disco	20	4,833
Fujitsu	93	12,884
GMO Payment Gateway	23	1,890
Itochu Techno-Solutions	34	903
Keyence	92	36,091
Kyocera	176	9,703
Lasertec	44	6,365
Murata Manufacturing	326	18,897
NEC	138	5,054
Nomura Research Institute	208	6,202
NTT Data	339	5,078
Obic	29	4,591
Omron	103	5,699
Oracle Japan *	21	1,299
Otsuka	52	1,609
Renesas Electronics *	693	6,585
Rohm	48	3,523
Shimadzu	140	4,939
TDK	190	5,914
Tokyo Electron	76	26,164
Trend Micro	67	3,865
		188,467
Materials — 1.0%
Asahi Kasei	704	5,613
JFE Holdings	298	3,322
Nippon Paint Holdings	687	5,192
Nippon Sanso Holdings	113	1,890

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nippon Steel	472	$6,957
Nitto Denko	79	5,042
Shin-Etsu Chemical	191	24,238
Sumitomo Metal Mining	140	4,414
Toray Industries	869	4,763
		61,431
Real Estate — 0.7%
Daiwa House Industry	330	8,131
Hulic	251	1,996
Mitsubishi Estate	675	9,980
Mitsui Fudosan	465	10,321
Nippon Prologis ‡	1	2,589
Nomura Real Estate Master Fund ‡	2	2,494
Sumitomo Realty & Development	240	6,571
		42,082
Utilities — 0.3%
Chubu Electric Power	380	4,038
Kansai Electric Power *	426	4,303
Osaka Gas	209	3,739
Tokyo Gas	196	3,829
		15,909
TOTAL JAPAN		1,609,639
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	306	7,462
MACAO — 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	1,120	6,663
Sands China *	1,500	3,516
TOTAL MACAO		10,179

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 6.2%
Communication Services — 0.2%
Universal Music Group	633	$14,235
Consumer Staples — 0.8%
Heineken	211	20,676
Koninklijke Ahold Delhaize	923	25,302
		45,978
Energy — 1.6%
Shell	3,552	94,186
Financials — 0.4%
EXOR	53	3,694
ING Groep	1,879	18,184
		21,878
Health Care — 0.7%
Koninklijke Philips	1,969	40,465
Information Technology — 2.3%
Adyen *	15	26,689
ASML Holding	193	109,299
		135,988
Materials — 0.2%
Koninklijke DSM	88	13,989
TOTAL NETHERLANDS		366,719
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	945	3,022
Health Care — 0.4%
Fisher & Paykel Healthcare	1,268	16,856
Ryman Healthcare	808	4,702
		21,558
Industrials — 0.0%
Auckland International Airport *	677	3,167
Information Technology — 0.1%
Xero *	65	4,218

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Contact Energy	371	$1,780
Mercury NZ	312	1,187
Meridian Energy	614	1,913
		4,880
TOTAL NEW ZEALAND		36,845
NORWAY — 1.1%
Communication Services — 0.1%
Schibsted, Cl A	44	823
Schibsted, Cl B	50	896
Telenor	328	3,970
		5,689
Consumer Staples — 0.3%
Mowi	391	8,987
Orkla	676	5,822
Salmar	48	3,423
		18,232
Energy — 0.4%
Aker BP	103	3,557
Equinor	515	19,657
		23,214
Financials — 0.2%
DNB Bank	452	8,865
Gjensidige Forsikring	94	1,958
		10,823
Industrials — 0.0%
AutoStore Holdings *	329	607
TOMRA Systems	136	3,160
		3,767
Materials — 0.1%
Norsk Hydro	701	4,718
TOTAL NORWAY		66,443

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 0.1%
Utilities — 0.1%
Energias de Portugal	1,405	$7,076
SINGAPORE — 1.6%
Communication Services — 0.3%
Sea ADR *	156	11,906
Singapore Telecommunications	3,445	6,502
		18,408
Financials — 0.8%
DBS Group Holdings	798	18,160
Oversea-Chinese Banking	1,911	16,126
United Overseas Bank	747	14,882
		49,168
Industrials — 0.1%
Singapore Airlines *	832	3,279
Singapore Technologies Engineering	891	2,590
		5,869
Information Technology — 0.2%
STMicroelectronics	311	11,712
Real Estate — 0.2%
Ascendas Real Estate Investment Trust ‡	1,644	3,531
CapitaLand Integrated Commercial Trust ‡	2,131	3,359
Capitaland Investment	1,179	3,342
		10,232
TOTAL SINGAPORE		95,389
SOUTH AFRICA — 0.4%
Materials — 0.4%
Anglo American	633	22,724
SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Delivery Hero *	95	4,544

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 2.2%
Communication Services — 0.4%
Cellnex Telecom *	274	$12,178
Telefonica *	2,596	11,533
		23,711
Consumer Discretionary — 0.2%
Industria de Diseno Textil	571	13,793
Financials — 0.6%
Banco Bilbao Vizcaya Argentaria	3,113	14,020
Banco Santander	7,936	19,745
		33,765
Industrials — 0.1%
Aena SME *	44	5,518
Information Technology — 0.2%
Amadeus IT Group *	222	12,830
Utilities — 0.7%
EDP Renovaveis	123	3,173
Endesa	161	2,940
Iberdrola	2,683	28,534
Naturgy Energy Group	165	4,815
		39,462
TOTAL SPAIN		129,079
SWEDEN — 3.7%
Communication Services — 0.1%
Telia	1,274	4,682
Consumer Discretionary — 0.2%
Evolution	96	9,213
Volvo Car, Cl B *	226	1,674
		10,887
Consumer Staples — 0.5%
Essity, Cl B	530	13,412
Swedish Match	1,405	14,636
		28,048

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.9%
EQT	129	$3,462
Industrivarden, Cl A	94	2,433
Industrivarden, Cl C	88	2,253
Investor, Cl A	255	5,205
Investor, Cl B	843	15,611
Kinnevik, Cl A *	1	18
Kinnevik, Cl B *	119	2,124
L E Lundbergforetagen, Cl B	27	1,272
Skandinaviska Enskilda Banken, Cl A	802	8,626
Skandinaviska Enskilda Banken, Cl C	4	49
Svenska Handelsbanken, Cl A	762	6,810
Svenska Handelsbanken, Cl B	21	217
Swedbank, Cl A	463	6,367
		54,447
Industrials — 1.4%
Alfa Laval	168	4,976
Assa Abloy, Cl B	531	12,443
Atlas Copco, Cl A	1,388	16,068
Atlas Copco, Cl B	820	8,428
Epiroc, Cl A	329	5,767
Epiroc, Cl B	220	3,467
Investment Latour, Cl B	73	1,802
Nibe Industrier, Cl B	742	7,409
Skanska, Cl B	196	3,314
SKF, Cl B	190	3,172
Volvo, Cl A	87	1,610
Volvo, Cl B	856	15,244
		83,700
Information Technology — 0.4%
Hexagon, Cl B	1,020	11,901
Telefonaktiebolaget LM Ericsson, Cl B	1,337	10,081
		21,982
Materials — 0.2%
Sandvik	586	10,699

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Svenska Cellulosa, Cl B	310	$4,496
		15,195
Real Estate — 0.0%
Fastighets Balder, Cl B *	264	1,673
Sagax, Cl B	65	1,661
Sagax, Cl D	1	3
		3,337
TOTAL SWEDEN		222,278
SWITZERLAND — 4.4%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	270	32,304
Financials — 1.2%
Partners Group Holding	11	11,931
UBS Group	1,702	27,673
Zurich Insurance Group	72	31,366
		70,970
Health Care — 1.5%
Alcon	1,098	85,820
Industrials — 0.6%
ABB	993	29,996
Kuehne + Nagel International	30	8,039
		38,035
Materials — 0.5%
Givaudan	4	13,923
Sika	72	17,682
		31,605
TOTAL SWITZERLAND		258,734
UNITED KINGDOM — 9.5%
Communication Services — 0.6%
BT Group, Cl A	4,303	8,472
Vodafone Group	12,893	18,953

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
WPP	554	$5,958
		33,383
Consumer Discretionary — 0.4%
Compass Group	913	21,271
Entain *	290	4,243
		25,514
Consumer Staples — 2.7%
Associated British Foods	316	6,429
Coca-Cola Europacific Partners	185	10,012
Diageo	2,052	96,937
Imperial Brands	856	18,740
Ocado Group *	586	5,986
Tesco	6,796	21,717
		159,821
Energy — 0.8%
BP	9,326	45,395
Financials — 2.4%
3i Group	451	6,967
Aviva	1,449	6,983
Barclays	7,102	13,584
HSBC Holdings	9,676	60,487
Legal & General Group	2,960	9,401
Lloyds Banking Group	32,241	17,752
London Stock Exchange Group	146	14,210
NatWest Group	2,587	7,826
Standard Chartered	1,229	8,438
		145,648
Health Care — 0.4%
Smith & Nephew	1,962	25,010
Industrials — 1.4%
Ashtead Group	245	13,688
CK Hutchison Holdings	1,520	10,078
CNH Industrial	526	6,691

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Experian	525	$18,291
RELX	1,103	32,563
		81,311
Materials — 0.1%
Croda International	68	6,191
Real Estate — 0.1%
Segro ‡	591	7,875
Utilities — 0.6%
National Grid	1,855	25,542
SSE	462	9,940
		35,482
TOTAL UNITED KINGDOM		565,630
UNITED STATES — 1.9%
Communication Services — 0.1%
Spotify Technology *	64	7,233
Consumer Discretionary — 0.3%
Fiverr International *	21	674
Stellantis	1,141	16,197
		16,871
Health Care — 0.1%
Inmode *	112	3,723
Industrials — 1.0%
Ferguson	125	15,653
Schneider Electric	317	43,487
		59,140
Information Technology — 0.3%
Atlassian, Cl A *	69	14,443
CyberArk Software *	21	2,733
Monday.com *	1	103
Sinch *	260	648
		17,927

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials - 0.1%
James Hardie Industries	228	$5,600
TOTAL UNITED STATES		110,494
TOTAL COMMON STOCK
(Cost $6,326,773)		5,899,756

PREFERRED STOCK — 0.5%

GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (B)	25	1,884
Porsche Automobil Holding (B)	76	5,455
Volkswagen (B)	97	13,580
		20,919
Consumer Staples — 0.2%
Henkel & KGaA (B)	159	10,097
TOTAL GERMANY		31,016
TOTAL PREFERRED STOCK
(Cost $43,542)		31,016
TOTAL INVESTMENTS — 100.0%
(Cost $6,370,315)		$5,930,772

Percentages are based on Net Assets of $5,932,903.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no stated interest rate.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $1,975 and represented 0.03% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,862,666	$35,115	$1,975	$5,899,756
Preferred Stock	31,016	—	—	31,016
Total Investments in Securities	$5,893,682	$35,115	$1,975	$5,930,772

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.6%
CHINA — 5.7%
Communication Services — 1.6%
Bilibili ADR * (A)	32,501	$794,325
Consumer Discretionary — 2.9%
JD.com ADR	12,795	761,302
XPeng ADR, Cl A *	28,674	700,506
		1,461,808
Information Technology — 1.2%
GDS Holdings ADR * (A)	22,595	625,430
TOTAL CHINA		2,881,563
DENMARK — 1.3%
Health Care — 1.3%
Ascendis Pharma ADR *	7,717	660,035
ISRAEL — 1.5%
Information Technology — 1.5%
NICE Systems ADR *	3,558	761,483
TAIWAN — 1.3%
Information Technology — 1.3%
Taiwan Semiconductor Manufacturing ADR	7,357	650,947
UNITED KINGDOM — 1.2%
Communication Services — 1.2%
Liberty Global, Cl C *	28,174	644,903
UNITED STATES — 87.6%
Communication Services — 12.0%
Activision Blizzard	8,742	698,923
Alphabet, Cl C *	5,880	685,843
Charter Communications, Cl A *	1,455	628,706
Liberty Broadband, Cl C *	5,793	631,032
Meta Platforms, Cl A *	3,388	539,031
Netflix *	3,602	810,090
New York Times, Cl A	20,293	648,361
News, Cl A	37,595	644,378

Schedule of Investments (Unaudited)	July 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	5,338	$763,654
		6,050,018
Consumer Discretionary — 14.8%
Amazon.com *	5,952	803,222
Booking Holdings *	320	619,421
Churchill Downs	3,493	732,831
Expedia Group *	5,588	592,607
Floor & Decor Holdings, Cl A *	9,521	767,107
Home Depot	2,282	686,745
Lithia Motors, Cl A	2,220	588,922
Lowe's	3,539	677,825
MGM Resorts International	19,060	623,834
Rivian Automotive, Cl A *	24,979	856,780
Vista Outdoor *	16,932	509,653
		7,458,947
Consumer Staples — 2.7%
Mondelez International, Cl A	10,447	669,026
Post Holdings *	8,283	720,124
		1,389,150
Energy — 4.6%
Chesapeake Energy	7,588	714,562
Gulfport Energy *	7,521	692,233
Texas Pacific Land	492	902,254
		2,309,049
Financials — 8.2%
Arch Capital Group *	14,645	650,238
First American Financial	11,176	648,208
First Horizon	30,970	692,489
KKR	12,934	717,320
S&P Global	2,024	762,907
Wells Fargo	15,706	689,022
		4,160,184
Health Care — 11.6%
Amicus Therapeutics *	88,731	883,761

Schedule of Investments (Unaudited)	July 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bausch Health *	61,335	$283,368
Fate Therapeutics *	28,935	883,385
Horizon Therapeutics *	7,391	613,231
Mettler-Toledo International *	555	749,100
Outset Medical *	25,922	400,495
Seagen *	4,686	843,386
Tenet Healthcare *	9,306	615,313
Viatris, Cl W *	59,859	580,034
		5,852,073
Industrials — 6.2%
Enovix *	75,883	1,010,762
Ferguson	5,563	701,383
Howmet Aerospace	19,483	723,404
Otis Worldwide	9,097	711,112
		3,146,661
Information Technology — 15.6%
Apple	4,600	747,546
Elastic *	11,659	931,438
Fidelity National Information Services	6,984	713,485
Fiserv *	7,026	742,508
Marvell Technology	11,778	655,799
Microsoft	2,574	722,625
Pegasystems	13,759	552,424
SentinelOne, Cl A *	29,907	743,189
Snowflake, Cl A *	4,709	705,926
Unity Software * (A)	17,896	669,131
Visa, Cl A	3,365	713,750
		7,897,821
Materials — 6.4%
Berry Global Group *	12,207	703,734
Ginkgo Bioworks Holdings * (A)	250,572	716,636
Huntsman	18,797	544,361
International Flavors & Fragrances	5,287	655,852

Schedule of Investments (Unaudited)	July 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	2,550	$616,947
		3,237,530
Real Estate — 4.1%
American Tower ‡	2,947	798,136
ProLogis ‡	5,453	722,850
Zillow Group, Cl C *	16,304	568,683
		2,089,669
Utilities — 1.4%
Vistra	27,190	702,861
TOTAL UNITED STATES		44,293,963
TOTAL COMMON STOCK
(Cost $56,075,959)		49,892,894

MASTER LIMITED PARTNERSHIP — 1.3%
UNITED STATES— 1.3%
Industrials — 1.3%
Icahn Enterprises (Cost $598,566)	12,367	661,511

SHORT-TERM INVESTMENT(B)(C) — 2.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.640%
(Cost $1,189,994)	1,189,994	1,189,994

Schedule of Investments (Unaudited)	July 31, 2022

Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.0%
BNP Paribas
2.160%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $1,008,207 (collateralized by various U.S. Treasury Obligations, ranging in par value $17,577 - $106,543, 0.750%, 01/31/2028, with a total market value of $1,027,580)
(Cost $1,008,025)	$1,008,025	$1,008,025
TOTAL INVESTMENTS — 104.3%
(Cost $58,872,544)		$52,752,424

Percentages are based on Net Assets of $50,565,406.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,987,293.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $2,198,019.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt
Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$49,892,894	$—	$—	$49,892,894
Master Limited Partnership	661,511	—	—	661,511
Short-Term Investment	1,189,994	—	—	1,189,994
Repurchase Agreement	—	1,008,025	—	1,008,025
Total Investments in Securities	$51,744,399	$1,008,025	$—	$52,752,424

Amounts designated as “—“ are $0 or have been rounded to $.0

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements..

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.8%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	26	$4,781
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	29	3,878
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	48	14,496
UNITED STATES — 99.0%
Communication Services — 8.5%
Activision Blizzard	76	6,076
Alphabet, Cl A *	560	65,139
Alphabet, Cl C *	520	60,653
AT&T	682	12,808
Charter Communications, Cl A *	11	4,753
Comcast, Cl A	425	15,946
DISH Network, Cl A *	26	452
Electronic Arts	26	3,412
Fox, Cl A	26	861
Fox, Cl B	13	402
Interpublic Group	39	1,165
Live Nation Entertainment *	13	1,222
Lumen Technologies	91	991
Match Group *	25	1,833
Meta Platforms, Cl A *	216	34,365
Netflix *	43	9,671
News, Cl A	39	668
News, Cl B	13	225
Omnicom Group	16	1,117
Paramount Global, Cl B	52	1,230
Take-Two Interactive Software *	14	1,858
T-Mobile US *	57	8,154
Twitter *	68	2,829
Verizon Communications	398	18,384

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	173	$18,355
Warner Bros Discovery *	189	2,835
		275,404
Consumer Discretionary — 11.4%
Advance Auto Parts	5	968
Amazon.com *	813	109,714
Aptiv *	26	2,727
AutoZone *	2	4,275
Bath & Body Works	26	924
Best Buy	22	1,694
Booking Holdings *	4	7,743
BorgWarner	26	1,000
Caesars Entertainment *	21	960
CarMax *	13	1,294
Carnival *	68	616
Chipotle Mexican Grill, Cl A *	3	4,693
Darden Restaurants	13	1,618
Dollar General	22	5,466
Dollar Tree *	23	3,803
Domino's Pizza	3	1,176
DR Horton	26	2,029
eBay	55	2,675
Etsy *	13	1,348
Expedia Group *	13	1,379
Ford Motor	344	5,053
Garmin	13	1,269
General Motors *	132	4,786
Genuine Parts	13	1,987
Hasbro	13	1,023
Hilton Worldwide Holdings	26	3,330
Home Depot	95	28,589
Las Vegas Sands *	26	980
Lennar, Cl A	26	2,210
LKQ	26	1,426
Lowe's	63	12,067

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	24	$3,812
McDonald's	70	18,436
MGM Resorts International	31	1,015
Mohawk Industries *	4	514
Newell Brands	29	586
NIKE, Cl B	121	13,905
Norwegian Cruise Line Holdings *	29	352
O'Reilly Automotive *	6	4,222
Penn Entertainment *	13	449
Pool	4	1,431
PulteGroup	26	1,134
PVH	8	495
Ralph Lauren, Cl A	3	296
Ross Stores	34	2,763
Royal Caribbean Cruises *	22	852
Starbucks	104	8,817
Tapestry	26	874
Target	42	6,862
Tesla *	78	69,533
TJX	107	6,544
Tractor Supply	9	1,723
Ulta Beauty *	4	1,556
VF	26	1,162
Whirlpool	5	864
Wynn Resorts *	13	825
Yum! Brands	26	3,186
		371,030
Consumer Staples — 6.6%
Altria Group	175	7,675
Archer-Daniels-Midland	52	4,304
Brown-Forman, Cl B	13	965
Campbell Soup	13	641
Church & Dwight	21	1,847
Clorox	13	1,844
Coca-Cola	369	23,679

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Colgate-Palmolive	78	$6,142
Conagra Brands	39	1,334
Constellation Brands, Cl A	15	3,695
Costco Wholesale	42	22,735
Estee Lauder, Cl A	23	6,281
General Mills	52	3,889
Hershey	13	2,963
Hormel Foods	26	1,283
J M Smucker	9	1,191
Kellogg	26	1,922
Keurig Dr Pepper	76	2,944
Kimberly-Clark	30	3,954
Kraft Heinz	73	2,689
Kroger	58	2,693
Lamb Weston Holdings	13	1,036
McCormick	22	1,922
Molson Coors Beverage, Cl B	13	777
Mondelez International, Cl A	134	8,581
Monster Beverage *	35	3,487
PepsiCo	131	22,920
Philip Morris International	148	14,378
Procter & Gamble	226	31,394
Sysco	48	4,075
Tyson Foods, Cl A	26	2,288
Walgreens Boots Alliance	65	2,575
Walmart	133	17,563
		215,666
Energy — 4.4%
APA	29	1,078
Baker Hughes, Cl A	96	2,466
Chevron	181	29,644
ConocoPhillips	124	12,081
Coterra Energy	63	1,927
Devon Energy	52	3,268
Diamondback Energy	13	1,664

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	52	$5,784
Exxon Mobil	397	38,481
Halliburton	78	2,286
Hess	26	2,924
Kinder Morgan	172	3,094
Marathon Oil	68	1,687
Marathon Petroleum	55	5,041
Occidental Petroleum	78	5,129
ONEOK	39	2,330
Phillips 66	48	4,272
Pioneer Natural Resources	20	4,739
Schlumberger	139	5,147
Valero Energy	39	4,320
Williams	107	3,648
		141,010
Financials — 10.6%
Aflac	52	2,980
Allstate	26	3,041
American Express	59	9,087
American International Group	78	4,038
Ameriprise Financial	10	2,699
Aon, Cl A	19	5,530
Arthur J Gallagher	21	3,759
Assurant	4	703
Bank of America	671	22,687
Bank of New York Mellon	68	2,955
Berkshire Hathaway, Cl B *	170	51,102
BlackRock, Cl A	13	8,699
Brown & Brown	22	1,432
Capital One Financial	36	3,954
Cboe Global Markets	9	1,110
Charles Schwab	145	10,012
Chubb	39	7,357
Cincinnati Financial	13	1,265
Citigroup	187	9,705

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	39	$1,481
CME Group, Cl A	35	6,982
Comerica	13	1,011
Discover Financial Services	26	2,626
Everest Re Group	4	1,045
FactSet Research Systems	3	1,289
Fifth Third Bancorp	65	2,218
First Republic Bank	16	2,603
Franklin Resources	26	714
Globe Life	8	806
Goldman Sachs Group	33	11,002
Hartford Financial Services Group	26	1,676
Huntington Bancshares	130	1,728
Intercontinental Exchange	49	4,998
Invesco	26	461
JPMorgan Chase	277	31,955
KeyCorp	81	1,482
Lincoln National	13	667
Loews	13	757
M&T Bank	17	3,017
MarketAxess Holdings	3	812
Marsh & McLennan	49	8,034
MetLife	65	4,111
Moody's	16	4,964
Morgan Stanley	134	11,296
MSCI, Cl A	7	3,369
Nasdaq	9	1,628
Northern Trust	18	1,796
PNC Financial Services Group	37	6,140
Principal Financial Group	26	1,741
Progressive	52	5,983
Prudential Financial	38	3,800
Raymond James Financial	18	1,773
Regions Financial	81	1,716
S&P Global	33	12,439
Signature Bank NY	5	928

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	32	$2,273
SVB Financial Group *	5	2,018
Synchrony Financial	44	1,473
T Rowe Price Group	18	2,223
Travelers	21	3,333
Truist Financial	130	6,561
US Bancorp	120	5,664
W R Berkley	19	1,188
Wells Fargo	361	15,837
Willis Towers Watson	11	2,276
Zions Bancorp	13	709
		344,718
Health Care — 14.3%
Abbott Laboratories	166	18,067
AbbVie	167	23,966
ABIOMED *	4	1,172
Agilent Technologies	26	3,487
Align Technology *	6	1,686
AmerisourceBergen, Cl A	13	1,897
Amgen	49	12,126
Baxter International	47	2,757
Becton Dickinson	26	6,352
Biogen *	13	2,796
Bio-Rad Laboratories, Cl A *	2	1,126
Bio-Techne	4	1,541
Boston Scientific *	130	5,336
Bristol-Myers Squibb	203	14,977
Cardinal Health	26	1,549
Catalent *	19	2,149
Centene *	52	4,834
Charles River Laboratories International *	4	1,002
Cigna	31	8,536
Cooper	4	1,308
CVS Health	125	11,960
Danaher	59	17,197

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
DaVita *	5	$421
DENTSPLY SIRONA	16	579
Dexcom *	36	2,955
Edwards Lifesciences *	56	5,630
Elevance Health	23	10,973
Eli Lilly	73	24,067
Gilead Sciences	115	6,871
HCA Healthcare	21	4,461
Henry Schein *	13	1,025
Hologic *	26	1,856
Humana	12	5,784
IDEXX Laboratories *	8	3,193
Illumina *	13	2,817
Incyte *	13	1,010
Intuitive Surgical *	35	8,056
IQVIA Holdings *	18	4,325
Johnson & Johnson	244	42,583
Laboratory Corp of America Holdings	8	2,098
McKesson	13	4,441
Medtronic	128	11,843
Merck	240	21,442
Mettler-Toledo International *	2	2,699
Moderna *	31	5,087
Molina Healthcare *	5	1,639
Organon	26	825
PerkinElmer	11	1,685
Pfizer	530	26,770
Quest Diagnostics	10	1,366
Regeneron Pharmaceuticals *	10	5,817
ResMed	13	3,127
STERIS	10	2,256
Stryker	30	6,442
Teleflex	4	962
Thermo Fisher Scientific	37	22,141
UnitedHealth Group	88	47,726
Universal Health Services, Cl B	8	900

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vertex Pharmaceuticals *	25	$7,010
Viatris, Cl W *	107	1,037
Waters *	5	1,820
West Pharmaceutical Services	7	2,405
Zimmer Biomet Holdings	18	1,987
Zoetis, Cl A	46	8,397
		464,349
Industrials — 7.7%
3M	52	7,448
A O Smith	13	823
Alaska Air Group *	13	576
Allegion	9	951
American Airlines Group *	55	754
AMETEK	22	2,717
Boeing *	54	8,603
Carrier Global	79	3,202
Caterpillar	51	10,111
CH Robinson Worldwide	13	1,439
Cintas	9	3,829
Copart *	21	2,690
CSX	198	6,401
Cummins	13	2,877
Deere	27	9,266
Delta Air Lines *	55	1,749
Dover	13	1,738
Eaton	39	5,787
Emerson Electric	52	4,684
Equifax	10	2,089
Expeditors International of Washington	13	1,381
Fastenal	52	2,671
FedEx	21	4,895
Fortive	29	1,869
Fortune Brands Home & Security	13	906
Generac Holdings *	5	1,342
General Dynamics	20	4,533

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
General Electric	107	$7,908
Honeywell International	65	12,510
Howmet Aerospace	39	1,448
Huntington Ingalls Industries	4	867
IDEX	6	1,253
Illinois Tool Works	26	5,402
Ingersoll Rand	39	1,942
Jacobs Engineering Group	13	1,785
JB Hunt Transport Services	7	1,283
Johnson Controls International	65	3,504
L3Harris Technologies	17	4,079
Leidos Holdings	13	1,391
Lockheed Martin	22	9,104
Masco	26	1,440
Nielsen Holdings	29	695
Nordson	5	1,155
Norfolk Southern	21	5,275
Northrop Grumman	13	6,226
Old Dominion Freight Line	7	2,125
Otis Worldwide	39	3,049
PACCAR	35	3,203
Parker-Hannifin	11	3,180
Pentair	13	636
Quanta Services	13	1,803
Raytheon Technologies	142	13,236
Republic Services, Cl A	18	2,496
Robert Half International	9	712
Rockwell Automation	11	2,808
Rollins	16	617
Snap-On	5	1,120
Southwest Airlines *	52	1,982
Stanley Black & Decker	13	1,265
Textron	16	1,050
Trane Technologies	20	2,940
TransDigm Group *	5	3,112
Union Pacific	60	13,638

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Airlines Holdings *	26	$956
United Parcel Service, Cl B	70	13,642
United Rentals *	6	1,936
Verisk Analytics, Cl A	13	2,473
Waste Management	37	6,089
Westinghouse Air Brake Technologies	13	1,215
WW Grainger	4	2,174
Xylem	13	1,196
		251,251
Information Technology — 27.6%
Accenture, Cl A	60	18,376
Adobe *	43	17,635
Advanced Micro Devices *	155	14,643
Akamai Technologies *	13	1,251
Amphenol, Cl A	52	4,011
Analog Devices	51	8,770
ANSYS *	7	1,953
Apple	1,431	232,552
Applied Materials	85	9,008
Arista Networks *	20	2,333
Autodesk *	19	4,110
Automatic Data Processing	40	9,645
Broadcom	38	20,348
Broadridge Financial Solutions	10	1,605
Cadence Design Systems *	26	4,838
CDW	13	2,360
Ceridian HCM Holding *	12	657
Cisco Systems	394	17,876
Citrix Systems	13	1,318
Cognizant Technology Solutions, Cl A	49	3,330
Corning	65	2,389
DXC Technology *	26	822
Enphase Energy *	13	3,694
EPAM Systems *	5	1,746
F5 *	4	669

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fidelity National Information Services	60	$6,130
Fiserv *	52	5,495
FleetCor Technologies *	7	1,541
Fortinet *	60	3,579
Gartner *	6	1,593
Global Payments	26	3,180
Hewlett Packard Enterprise	117	1,666
HP	92	3,072
Intel	389	14,125
International Business Machines	86	11,248
Intuit	27	12,317
Jack Henry & Associates	8	1,662
Juniper Networks	26	729
Keysight Technologies *	16	2,602
KLA	13	4,986
Lam Research	12	6,006
Mastercard, Cl A	81	28,657
Microchip Technology	52	3,581
Micron Technology	109	6,743
Microsoft	696	195,395
Monolithic Power Systems	4	1,859
Motorola Solutions	15	3,579
NetApp	22	1,569
NortonLifeLock	52	1,275
NVIDIA	236	42,865
ON Semiconductor *	45	3,005
Oracle	151	11,754
Paychex	32	4,105
Paycom Software *	4	1,322
PayPal Holdings *	112	9,691
PTC *	9	1,110
Qorvo *	9	937
QUALCOMM	107	15,521
Roper Technologies	9	3,930
Salesforce *	94	17,298
Seagate Technology Holdings	18	1,440

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	19	$8,486
Skyworks Solutions	13	1,415
SolarEdge Technologies *	4	1,440
Synopsys *	15	5,512
Teledyne Technologies *	4	1,566
Teradyne	13	1,312
Texas Instruments	88	15,742
Trimble *	26	1,805
Tyler Technologies *	3	1,197
VeriSign *	10	1,892
Visa, Cl A	155	32,877
Western Digital *	26	1,277
Zebra Technologies, Cl A *	4	1,431
		897,458
Materials — 2.1%
Air Products & Chemicals	22	5,461
Albemarle	12	2,932
Amcor	133	1,722
Avery Dennison	9	1,714
Ball	26	1,909
Celanese, Cl A	8	940
CF Industries Holdings	16	1,528
Corteva	65	3,741
Dow	65	3,459
DuPont de Nemours	45	2,755
Eastman Chemical	13	1,247
Ecolab	22	3,634
FMC	13	1,444
Freeport-McMoRan	130	4,101
International Flavors & Fragrances	22	2,729
International Paper	39	1,668
LyondellBasell Industries, Cl A	26	2,317
Martin Marietta Materials	6	2,112
Mosaic	33	1,738
Newmont	78	3,532

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor	26	$3,531
Packaging Corp of America	10	1,406
PPG Industries	23	2,974
Sealed Air	13	795
Sherwin-Williams	23	5,565
Vulcan Materials	13	2,149
Westrock	26	1,101
		68,204
Real Estate — 2.8%
Alexandria Real Estate Equities ‡	13	2,155
American Tower ‡	42	11,375
AvalonBay Communities ‡	13	2,781
Boston Properties ‡	13	1,185
Camden Property Trust ‡	10	1,411
CBRE Group, Cl A *	26	2,226
Crown Castle ‡	39	7,046
Digital Realty Trust ‡	26	3,444
Duke Realty ‡	29	1,814
Equinix ‡	8	5,630
Equity Residential ‡	35	2,744
Essex Property Trust ‡	5	1,433
Extra Space Storage ‡	13	2,464
Federal Realty OP ‡	5	528
Healthpeak Properties ‡	52	1,437
Host Hotels & Resorts ‡	65	1,158
Iron Mountain ‡	26	1,261
Kimco Realty ‡	52	1,150
Mid-America Apartment Communities ‡	9	1,671
ProLogis ‡	71	9,412
Public Storage ‡	15	4,896
Realty Income ‡	51	3,773
Regency Centers ‡	13	837
SBA Communications, Cl A ‡	9	3,022
Simon Property Group ‡	33	3,585
UDR ‡	26	1,258

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ventas ‡	42	$2,259
VICI Properties ‡	99	3,385
Vornado Realty Trust ‡	13	395
Welltower ‡	39	3,367
Weyerhaeuser ‡	65	2,361
		91,463
Utilities — 3.0%
AES	55	1,222
Alliant Energy	26	1,584
Ameren	26	2,421
American Electric Power	47	4,632
American Water Works	16	2,487
Atmos Energy	13	1,578
CenterPoint Energy	52	1,648
CMS Energy	26	1,787
Consolidated Edison	31	3,077
Constellation Energy	30	1,983
Dominion Energy	75	6,148
DTE Energy	17	2,215
Duke Energy	75	8,245
Edison International	40	2,711
Entergy	17	1,957
Evergy	19	1,297
Eversource Energy	31	2,735
Exelon	90	4,184
FirstEnergy	52	2,137
NextEra Energy	187	15,800
NiSource	39	1,186
NRG Energy	26	982
Pinnacle West Capital	13	955
PPL	65	1,890
Public Service Enterprise Group	42	2,758
Sempra Energy	31	5,140
Southern	103	7,920
WEC Energy Group	26	2,699

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	52	$3,805
		97,183
TOTAL UNITED STATES		3,217,736
TOTAL COMMON STOCK
(Cost $3,459,567)		3,240,891

PURCHASED OPTIONS — 0.1%
TOTAL PURCHASED OPTIONS
(Cost $59,782)		$4,221
TOTAL INVESTMENTS — 99.9%
(Cost $3,519,349)		$3,245,112

Percentages are based on Net Assets of $3,249,303.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index*	9	$292,500	$325.00	09/16/22	$441
S&P 500 Index*	7	2,303,000	3,290.00	09/16/22	3,780
Total Purchased Options		$2,595,500			$4,221

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $3,240,891.

Cl — Class
S&P — Standard & Poor's

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Tail Risk ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,240,891	$—	$—	$3,240,891
Purchased Options	4,221	—	—	4,221
Total Investments in Securities	$3,245,112	$—	$—	$3,245,112

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 107.4%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	172	$31,627
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	203	27,147
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	320	96,640
UNITED STATES — 106.6%
Communication Services — 9.0%
Activision Blizzard	495	39,575
Alphabet, Cl A *	3,820	444,342
Alphabet, Cl C *	3,500	408,240
AT&T	4,540	85,261
Charter Communications, Cl A *	74	31,975
Comcast, Cl A	2,836	106,407
DISH Network, Cl A *	180	3,127
Electronic Arts	180	23,621
Fox, Cl A	180	5,960
Fox, Cl B	90	2,781
Interpublic Group	270	8,065
Live Nation Entertainment *	90	8,459
Lumen Technologies	582	6,338
Match Group *	180	13,196
Meta Platforms, Cl A *	1,456	231,650
Netflix *	281	63,197
News, Cl A	270	4,628
News, Cl B	90	1,555
Omnicom Group	107	7,473
Paramount Global, Cl B	360	8,514
Take-Two Interactive Software *	99	13,140
T-Mobile US *	373	53,361
Twitter *	467	19,432
Verizon Communications	2,665	123,096

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	1,156	$122,652
Warner Bros Discovery *	1,466	21,990
		1,858,035
Consumer Discretionary — 12.3%
Advance Auto Parts	30	5,809
Amazon.com *	5,557	749,917
Aptiv *	180	18,880
AutoZone *	12	25,649
Bath & Body Works	180	6,397
Best Buy	134	10,317
Booking Holdings *	25	48,392
BorgWarner	180	6,923
Caesars Entertainment *	98	4,478
CarMax *	90	8,959
Carnival *	469	4,249
Chipotle Mexican Grill, Cl A *	17	26,592
Darden Restaurants	78	9,710
Dollar General	145	36,022
Dollar Tree *	149	24,639
Domino's Pizza	24	9,411
DR Horton	213	16,620
eBay	381	18,528
Etsy *	84	8,712
Expedia Group *	90	9,544
Ford Motor	2,494	36,637
Garmin	90	8,786
General Motors *	920	33,359
Genuine Parts	90	13,758
Hasbro	90	7,085
Hilton Worldwide Holdings	180	23,053
Home Depot	655	197,116
Las Vegas Sands *	176	6,633
Lennar, Cl A	162	13,770
LKQ	180	9,871
Lowe's	420	80,443

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	180	$28,588
McDonald's	469	123,520
MGM Resorts International	217	7,102
Mohawk Industries *	23	2,955
Newell Brands	260	5,255
NIKE, Cl B	804	92,396
Norwegian Cruise Line Holdings *	252	3,062
NVR *	2	8,786
O'Reilly Automotive *	41	28,847
Penn Entertainment *	90	3,109
Pool	27	9,658
PulteGroup	147	6,412
PVH	46	2,848
Ralph Lauren, Cl A	31	3,058
Ross Stores	220	17,877
Royal Caribbean Cruises *	176	6,813
Starbucks	726	61,550
Tapestry	180	6,053
Target	292	47,707
Tesla *	533	475,143
TJX	742	45,381
Tractor Supply	71	13,595
Ulta Beauty *	35	13,612
VF	180	8,042
Whirlpool	34	5,878
Wynn Resorts *	64	4,063
Yum! Brands	180	22,057
		2,533,626
Consumer Staples — 7.1%
Altria Group	1,146	50,264
Archer-Daniels-Midland	360	29,797
Brown-Forman, Cl B	122	9,055
Campbell Soup	135	6,662
Church & Dwight	153	13,459
Clorox	77	10,922

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	2,477	$158,949
Colgate-Palmolive	540	42,520
Conagra Brands	266	9,100
Constellation Brands, Cl A	102	25,124
Costco Wholesale	281	152,105
Estee Lauder, Cl A	147	40,146
General Mills	380	28,420
Hershey	90	20,516
Hormel Foods	180	8,881
J M Smucker	72	9,527
Kellogg	159	11,753
Keurig Dr Pepper	490	18,983
Kimberly-Clark	212	27,939
Kraft Heinz	440	16,205
Kroger	414	19,226
Lamb Weston Holdings	90	7,169
McCormick	157	13,714
Molson Coors Beverage, Cl B	90	5,378
Mondelez International, Cl A	877	56,163
Monster Beverage *	246	24,507
PepsiCo	878	153,615
Philip Morris International	983	95,498
Procter & Gamble	1,523	211,560
Sysco	322	27,338
Tyson Foods, Cl A	180	15,842
Walgreens Boots Alliance	450	17,829
Walmart	891	117,657
		1,455,823
Energy — 4.7%
APA	214	7,954
Baker Hughes, Cl A	621	15,953
Chevron	1,247	204,234
ConocoPhillips	819	79,795
Coterra Energy	521	15,937
Devon Energy	386	24,260

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Diamondback Energy	104	$13,314
EOG Resources	370	41,151
Exxon Mobil	2,674	259,191
Halliburton	536	15,705
Hess	180	20,245
Kinder Morgan	1,189	21,390
Marathon Oil	471	11,681
Marathon Petroleum	342	31,348
Occidental Petroleum	562	36,951
ONEOK	270	16,130
Phillips 66	316	28,124
Pioneer Natural Resources	143	33,884
Schlumberger	892	33,031
Valero Energy	270	29,908
Williams	808	27,545
		967,731
Financials — 11.4%
Aflac	360	20,628
Allstate	180	21,055
American Express	386	59,452
American International Group	500	25,885
Ameriprise Financial	65	17,545
Aon, Cl A	133	38,708
Arthur J Gallagher	131	23,448
Assurant	25	4,394
Bank of America	4,498	152,077
Bank of New York Mellon	470	20,426
Berkshire Hathaway, Cl B *	1,149	345,389
BlackRock, Cl A	90	60,226
Brown & Brown	146	9,505
Capital One Financial	248	27,238
Cboe Global Markets	75	9,253
Charles Schwab	956	66,012
Chubb	268	50,556
Cincinnati Financial	90	8,761

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	1,231	$63,889
Citizens Financial Group	267	10,138
CME Group, Cl A	228	45,481
Comerica	90	6,999
Discover Financial Services	180	18,180
Everest Re Group	27	7,056
FactSet Research Systems	26	11,172
Fifth Third Bancorp	450	15,354
First Republic Bank	112	18,224
Franklin Resources	180	4,941
Globe Life	60	6,044
Goldman Sachs Group	222	74,013
Hartford Financial Services Group	219	14,119
Huntington Bancshares	896	11,908
Intercontinental Exchange	360	36,716
Invesco	180	3,193
JPMorgan Chase	1,865	215,146
KeyCorp	559	10,230
Lincoln National	90	4,621
Loews	130	7,572
M&T Bank	110	19,519
MarketAxess Holdings	26	7,040
Marsh & McLennan	319	52,303
MetLife	450	28,462
Moody's	101	31,335
Morgan Stanley	887	74,774
MSCI, Cl A	49	23,586
Nasdaq	72	13,025
Northern Trust	135	13,470
PNC Financial Services Group	270	44,804
Principal Financial Group	147	9,840
Progressive	370	42,572
Prudential Financial	237	23,698
Raymond James Financial	130	12,801
Regions Financial	559	11,840
S&P Global	219	82,548

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Signature Bank NY	43	$7,980
State Street	243	17,263
SVB Financial Group *	36	14,528
Synchrony Financial	314	10,513
T Rowe Price Group	144	17,780
Travelers	159	25,233
Truist Financial	841	42,445
US Bancorp	856	40,403
W R Berkley	130	8,129
Wells Fargo	2,404	105,463
Willis Towers Watson	70	14,486
Zions Bancorp	90	4,909
		2,346,303
Health Care — 15.4%
Abbott Laboratories	1,110	120,812
AbbVie	1,120	160,731
ABIOMED *	31	9,083
Agilent Technologies	200	26,820
Align Technology *	48	13,487
AmerisourceBergen, Cl A	90	13,134
Amgen	339	83,892
Baxter International	318	18,654
Becton Dickinson	180	43,976
Biogen *	90	19,355
Bio-Rad Laboratories, Cl A *	13	7,322
Bio-Techne	27	10,403
Boston Scientific *	898	36,863
Bristol-Myers Squibb	1,350	99,603
Cardinal Health	180	10,721
Catalent *	120	13,572
Centene *	369	34,306
Charles River Laboratories International *	25	6,263
Cigna	200	55,072
Cooper	33	10,791
CVS Health	831	79,510

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	411	$119,794
DaVita *	24	2,020
DENTSPLY SIRONA	109	3,941
Dexcom *	234	19,207
Edwards Lifesciences *	392	39,412
Elevance Health	153	72,996
Eli Lilly	501	165,175
Gilead Sciences	794	47,441
HCA Healthcare	143	30,376
Henry Schein *	90	7,095
Hologic *	156	11,135
Humana	80	38,560
IDEXX Laboratories *	53	21,157
Illumina *	99	21,451
Incyte *	126	9,788
Intuitive Surgical *	228	52,479
IQVIA Holdings *	119	28,592
Johnson & Johnson	1,671	291,623
Laboratory Corp of America Holdings	54	14,158
McKesson	90	30,742
Medtronic	849	78,549
Merck	1,605	143,391
Mettler-Toledo International *	14	18,896
Moderna *	218	35,772
Molina Healthcare *	34	11,142
Organon	180	5,710
PerkinElmer	80	12,254
Pfizer	3,562	179,917
Quest Diagnostics	74	10,106
Regeneron Pharmaceuticals *	71	41,300
ResMed	90	21,647
STERIS	57	12,862
Stryker	212	45,527
Teleflex	32	7,695
Thermo Fisher Scientific	249	149,004
UnitedHealth Group	596	323,235

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Universal Health Services, Cl B	46	$5,174
Vertex Pharmaceuticals *	162	45,426
Viatris, Cl W *	739	7,161
Waters *	37	13,469
West Pharmaceutical Services	46	15,804
Zimmer Biomet Holdings	136	15,013
Zoetis, Cl A	297	54,217
		3,154,783
Industrials — 8.4%
3M	360	51,566
A O Smith	90	5,694
Alaska Air Group *	90	3,990
Allegion	55	5,813
American Airlines Group *	379	5,196
AMETEK	146	18,031
Boeing *	352	56,077
Carrier Global	542	21,967
Caterpillar	338	67,008
CH Robinson Worldwide	90	9,963
Cintas	54	22,976
Copart *	141	18,062
CSX	1,374	44,421
Cummins	90	19,918
Deere	177	60,743
Delta Air Lines *	379	12,052
Dover	90	12,031
Eaton	258	38,285
Emerson Electric	375	33,776
Equifax	83	17,340
Expeditors International of Washington	112	11,900
Fastenal	360	18,490
FedEx	151	35,197
Fortive	237	15,275
Fortune Brands Home & Security	90	6,271
Generac Holdings *	43	11,537

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
General Dynamics	152	$34,454
General Electric	697	51,515
Honeywell International	432	83,143
Howmet Aerospace	270	10,025
Huntington Ingalls Industries	27	5,855
IDEX	42	8,767
Illinois Tool Works	180	37,397
Ingersoll Rand	270	13,446
Jacobs Engineering Group	90	12,357
JB Hunt Transport Services	47	8,614
Johnson Controls International	450	24,259
L3Harris Technologies	121	29,036
Leidos Holdings	90	9,630
Lockheed Martin	151	62,485
Masco	147	8,141
Nielsen Holdings	199	4,766
Nordson	28	6,468
Norfolk Southern	151	37,927
Northrop Grumman	92	44,059
Old Dominion Freight Line	58	17,604
Otis Worldwide	270	21,106
PACCAR	218	19,951
Parker-Hannifin	85	24,573
Pentair	90	4,400
Quanta Services	90	12,486
Raytheon Technologies	942	87,804
Republic Services, Cl A	130	18,026
Robert Half International	68	5,382
Rockwell Automation	73	18,635
Rollins	170	6,557
Snap-On	36	8,066
Southwest Airlines *	360	13,723
Stanley Black & Decker	90	8,760
Textron	122	8,008
Trane Technologies	155	22,783
TransDigm Group *	32	19,915

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	397	$90,238
United Airlines Holdings *	180	6,615
United Parcel Service, Cl B	465	90,624
United Rentals *	46	14,843
Verisk Analytics, Cl A	105	19,976
Waste Management	250	41,140
Westinghouse Air Brake Technologies	113	10,562
WW Grainger	26	14,132
Xylem	120	11,044
		1,732,876
Information Technology — 29.7%
Accenture, Cl A	401	122,810
Adobe *	299	122,626
Advanced Micro Devices *	1,026	96,926
Akamai Technologies *	90	8,660
Amphenol, Cl A	397	30,621
Analog Devices	332	57,091
ANSYS *	51	14,228
Apple	9,768	1,587,398
Applied Materials	559	59,243
Arista Networks *	149	17,378
Autodesk *	138	29,852
Automatic Data Processing	265	63,897
Broadcom	259	138,689
Broadridge Financial Solutions	81	13,004
Cadence Design Systems *	180	33,494
CDW	90	16,338
Ceridian HCM Holding *	90	4,929
Cisco Systems	2,634	119,505
Citrix Systems	90	9,127
Cognizant Technology Solutions, Cl A	329	22,359
Corning	446	16,395
DXC Technology *	180	5,688
Enphase Energy *	90	25,576
EPAM Systems *	35	12,224

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	29	$4,853
Fidelity National Information Services	385	39,332
Fiserv *	367	38,785
FleetCor Technologies *	53	11,665
Fortinet *	421	25,113
Gartner *	51	13,539
Global Payments	180	22,018
Hewlett Packard Enterprise	806	11,477
HP	663	22,138
Intel	2,593	94,152
International Business Machines	569	74,419
Intuit	179	81,654
Jack Henry & Associates	47	9,765
Juniper Networks	180	5,045
Keysight Technologies *	121	19,675
KLA	94	36,053
Lam Research	88	44,045
Mastercard, Cl A	545	192,815
Microchip Technology	360	24,790
Micron Technology	707	43,735
Microsoft	4,751	1,333,796
Monolithic Power Systems	27	12,547
Motorola Solutions	105	25,052
NetApp	124	8,845
NortonLifeLock	360	8,831
NVIDIA	1,590	288,792
ON Semiconductor *	289	19,299
Oracle	997	77,606
Paychex	202	25,913
Paycom Software *	33	10,906
PayPal Holdings *	733	63,426
PTC *	66	8,143
Qorvo *	80	8,326
QUALCOMM	710	102,993
Roper Technologies	70	30,567
Salesforce *	630	115,933

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings	132	$10,557
ServiceNow *	126	56,279
Skyworks Solutions	90	9,799
SolarEdge Technologies *	38	13,685
Synopsys *	97	35,647
Teledyne Technologies *	29	11,351
Teradyne	90	9,080
Texas Instruments	586	104,829
Trimble *	156	10,831
Tyler Technologies *	24	9,576
VeriSign *	55	10,404
Visa, Cl A	1,045	221,655
Western Digital *	180	8,838
Zebra Technologies, Cl A *	36	12,877
		6,109,509
Materials — 2.3%
Air Products & Chemicals	146	36,242
Albemarle	74	18,079
Amcor	919	11,901
Avery Dennison	45	8,571
Ball	213	15,638
Celanese, Cl A	68	7,991
CF Industries Holdings	129	12,318
Corteva	450	25,897
Dow	450	23,944
DuPont de Nemours	321	19,655
Eastman Chemical	90	8,634
Ecolab	157	25,932
FMC	90	9,999
Freeport-McMoRan	959	30,256
International Flavors & Fragrances	168	20,840
International Paper	232	9,923
LyondellBasell Industries, Cl A	163	14,527
Martin Marietta Materials	42	14,787
Mosaic	232	12,217

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Newmont	502	$22,731
Nucor	168	22,814
Packaging Corp of America	59	8,296
PPG Industries	149	19,264
Sealed Air	78	4,767
Sherwin-Williams	157	37,985
Vulcan Materials	90	14,880
Westrock	180	7,625
		465,713
Real Estate — 3.1%
Alexandria Real Estate Equities ‡	90	14,920
American Tower ‡	294	79,624
AvalonBay Communities ‡	90	19,255
Boston Properties ‡	90	8,204
Camden Property Trust ‡	64	9,030
CBRE Group, Cl A *	205	17,552
Crown Castle ‡	274	49,501
Digital Realty Trust ‡	180	23,841
Duke Realty ‡	260	16,266
Equinix ‡	60	42,224
Equity Residential ‡	214	16,776
Essex Property Trust ‡	40	11,461
Extra Space Storage ‡	90	17,057
Federal Realty OP ‡	45	4,753
Healthpeak Properties ‡	360	9,947
Host Hotels & Resorts ‡	450	8,015
Iron Mountain ‡	180	8,728
Kimco Realty ‡	356	7,871
Mid-America Apartment Communities ‡	73	13,558
ProLogis ‡	468	62,038
Public Storage ‡	96	31,335
Realty Income ‡	379	28,042
Regency Centers ‡	90	5,799
SBA Communications, Cl A ‡	68	22,834
Simon Property Group ‡	206	22,380

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UDR ‡	180	$8,712
Ventas ‡	260	13,983
VICI Properties ‡	639	21,847
Vornado Realty Trust ‡	90	2,735
Welltower ‡	286	24,693
Weyerhaeuser ‡	450	16,344
		639,325
Utilities — 3.2%
AES	432	9,599
Alliant Energy	157	9,566
Ameren	162	15,085
American Electric Power	325	32,032
American Water Works	114	17,720
Atmos Energy	90	10,925
CenterPoint Energy	357	11,313
CMS Energy	180	12,371
Consolidated Edison	224	22,237
Constellation Energy	206	13,617
Dominion Energy	514	42,138
DTE Energy	121	15,766
Duke Energy	487	53,536
Edison International	260	17,620
Entergy	127	14,622
Evergy	144	9,829
Eversource Energy	216	19,056
Exelon	630	29,289
FirstEnergy	360	14,796
NextEra Energy	1,246	105,275
NiSource	270	8,208
NRG Energy	180	6,795
Pinnacle West Capital	70	5,143
PPL	450	13,086
Public Service Enterprise Group	331	21,737
Sempra Energy	198	32,828
Southern	671	51,593

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	210	$21,800
Xcel Energy	360	26,345
		663,927
TOTAL UNITED STATES		21,927,651
TOTAL COMMON STOCK
(Cost $23,960,931)		22,083,065

PURCHASED OPTIONS — 0.1%
TOTAL PURCHASED OPTIONS
(Cost $245,517)		$19,296
TOTAL INVESTMENTS — 107.5%
(Cost $24,206,448)		$22,102,361

WRITTEN OPTIONS— (7.6)%
TOTAL WRITTEN OPTIONS
(Premiums Received $(573,605))		$(1,564,230)

Percentages are based on Net Assets of $20,569,630.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index*	24	$878,400	$366.00	08/19/22	$936
S&P 500 Index*	51	18,666,000	3,660.00	08/19/22	18,360
Total Purchased Options		$19,544,400			$19,296

WRITTEN OPTIONS — (7.6)%
Call Options
Mini-SPX Index*	(24)	$(924,000)	385.00	08/19/22	$(70,440)
S&P 500 Index*	(51)	(19,635,000)	3,850.00	08/19/22	(1,493,790)
Total Written Options		$(20,559,000)			$(1,564,230)

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Risk Managed Income ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $22,083,065.

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,083,065	$—	$—	$22,083,065
Purchased Options	19,296	—	—	19,296
Total Investments in Securities	$22,102,361	$—	$—	$22,102,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,564,230)	$–	$–	$(1,564,230)
Total Other Financial Instruments	$(1,564,230)	$–	$–	$(1,564,230)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 104.4%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	33	$6,068
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	40	5,349
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	62	18,724
UNITED STATES — 103.7%
Communication Services — 8.8%
Activision Blizzard	97	7,755
Alphabet, Cl A *	720	83,750
Alphabet, Cl C *	660	76,982
AT&T	875	16,432
Charter Communications, Cl A *	14	6,049
Comcast, Cl A	546	20,486
DISH Network, Cl A *	32	556
Electronic Arts	32	4,199
Fox, Cl A	32	1,060
Fox, Cl B	16	494
Interpublic Group	48	1,434
Live Nation Entertainment *	16	1,504
Lumen Technologies	108	1,176
Match Group *	31	2,273
Meta Platforms, Cl A *	275	43,753
Netflix *	55	12,370
News, Cl A	48	823
News, Cl B	16	276
Omnicom Group	28	1,956
Paramount Global, Cl B	64	1,514
Take-Two Interactive Software *	19	2,522
T-Mobile US *	73	10,443
Twitter *	82	3,412
Verizon Communications	512	23,649

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	222	$23,554
Warner Bros Discovery *	279	4,185
		352,607
Consumer Discretionary — 11.9%
Advance Auto Parts	7	1,355
Amazon.com *	1,053	142,102
Aptiv *	32	3,356
AutoZone *	2	4,275
Bath & Body Works	32	1,137
Best Buy	24	1,848
Booking Holdings *	5	9,678
BorgWarner	32	1,231
Caesars Entertainment *	21	959
CarMax *	16	1,593
Carnival *	82	743
Chipotle Mexican Grill, Cl A *	3	4,693
Darden Restaurants	16	1,992
Dollar General	28	6,956
Dollar Tree *	28	4,630
Domino's Pizza	5	1,961
DR Horton	32	2,497
eBay	71	3,453
Etsy *	16	1,660
Expedia Group *	16	1,697
Ford Motor	493	7,242
Garmin	16	1,562
General Motors *	182	6,599
Genuine Parts	16	2,446
Hasbro	16	1,260
Hilton Worldwide Holdings	32	4,098
Home Depot	126	37,918
Las Vegas Sands *	32	1,206
Lennar, Cl A	32	2,720
LKQ	32	1,755
Lowe's	81	15,514

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	34	$5,400
McDonald's	90	23,703
MGM Resorts International	48	1,571
Mohawk Industries *	4	514
Newell Brands	38	768
NIKE, Cl B	155	17,813
Norwegian Cruise Line Holdings *	38	462
O'Reilly Automotive *	7	4,925
Penn Entertainment *	16	553
Pool	4	1,431
PulteGroup	32	1,396
PVH	7	433
Ralph Lauren, Cl A	3	296
Ross Stores	39	3,169
Royal Caribbean Cruises *	27	1,045
Starbucks	141	11,954
Tapestry	32	1,076
Target	57	9,313
Tesla *	101	90,036
TJX	145	8,868
Tractor Supply	14	2,681
Ulta Beauty *	7	2,722
VF	32	1,430
Whirlpool	5	864
Wynn Resorts *	16	1,016
Yum! Brands	32	3,921
		477,496
Consumer Staples — 6.9%
Altria Group	223	9,781
Archer-Daniels-Midland	64	5,297
Brown-Forman, Cl B	16	1,187
Campbell Soup	16	790
Church & Dwight	31	2,727
Clorox	16	2,269
Coca-Cola	475	30,481

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Colgate-Palmolive	96	$7,559
Conagra Brands	48	1,642
Constellation Brands, Cl A	18	4,434
Costco Wholesale	54	29,230
Estee Lauder, Cl A	29	7,920
General Mills	75	5,609
Hershey	16	3,647
Hormel Foods	32	1,579
J M Smucker	10	1,323
Kellogg	32	2,365
Keurig Dr Pepper	94	3,642
Kimberly-Clark	42	5,535
Kraft Heinz	91	3,352
Kroger	80	3,715
Lamb Weston Holdings	16	1,275
McCormick	27	2,358
Molson Coors Beverage, Cl B	16	956
Mondelez International, Cl A	170	10,887
Monster Beverage *	44	4,383
PepsiCo	168	29,393
Philip Morris International	189	18,361
Procter & Gamble	292	40,562
Sysco	64	5,434
Tyson Foods, Cl A	32	2,816
Walgreens Boots Alliance	80	3,170
Walmart	171	22,581
		276,260
Energy — 4.6%
APA	34	1,264
Baker Hughes, Cl A	119	3,057
Chevron	239	39,143
ConocoPhillips	158	15,394
Coterra Energy	92	2,814
Devon Energy	77	4,839
Diamondback Energy	22	2,816

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	72	$8,008
Exxon Mobil	512	49,628
Halliburton	96	2,813
Hess	32	3,599
Kinder Morgan	210	3,778
Marathon Oil	82	2,034
Marathon Petroleum	64	5,866
Occidental Petroleum	111	7,298
ONEOK	48	2,868
Phillips 66	60	5,340
Pioneer Natural Resources	28	6,635
Schlumberger	176	6,517
Valero Energy	48	5,317
Williams	153	5,216
		184,244
Financials — 11.1%
Aflac	64	3,667
Allstate	32	3,743
American Express	75	11,552
American International Group	96	4,970
Ameriprise Financial	14	3,779
Aon, Cl A	26	7,567
Arthur J Gallagher	23	4,117
Assurant	6	1,055
Bank of America	863	29,178
Bank of New York Mellon	82	3,564
Berkshire Hathaway, Cl B *	217	65,230
BlackRock, Cl A	17	11,376
Brown & Brown	28	1,823
Capital One Financial	49	5,382
Cboe Global Markets	10	1,234
Charles Schwab	185	12,774
Chubb	52	9,809
Cincinnati Financial	16	1,557
Citigroup	239	12,404

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	48	$1,823
CME Group, Cl A	44	8,777
Comerica	16	1,244
Discover Financial Services	32	3,232
Everest Re Group	4	1,045
FactSet Research Systems	5	2,148
Fifth Third Bancorp	80	2,730
First Republic Bank	23	3,742
Franklin Resources	32	878
Globe Life	8	806
Goldman Sachs Group	42	14,002
Hartford Financial Services Group	42	2,708
Huntington Bancshares	160	2,126
Intercontinental Exchange	69	7,037
Invesco	32	568
JPMorgan Chase	357	41,184
KeyCorp	98	1,793
Lincoln National	16	821
Loews	27	1,573
M&T Bank	23	4,081
MarketAxess Holdings	3	812
Marsh & McLennan	62	10,166
MetLife	80	5,060
Moody's	20	6,205
Morgan Stanley	172	14,500
MSCI, Cl A	10	4,813
Nasdaq	12	2,171
Northern Trust	27	2,694
PNC Financial Services Group	51	8,463
Principal Financial Group	32	2,142
Progressive	72	8,284
Prudential Financial	47	4,700
Raymond James Financial	21	2,068
Regions Financial	98	2,076
S&P Global	41	15,454
Signature Bank NY	6	1,113

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	39	$2,771
SVB Financial Group *	6	2,421
Synchrony Financial	64	2,143
T Rowe Price Group	25	3,087
Travelers	30	4,761
Truist Financial	165	8,328
US Bancorp	167	7,882
W R Berkley	24	1,501
Wells Fargo	463	20,312
Willis Towers Watson	13	2,690
Zions Bancorp	16	873
		444,589
Health Care — 15.1%
Abbott Laboratories	214	23,292
AbbVie	215	30,855
ABIOMED *	4	1,172
Agilent Technologies	38	5,096
Align Technology *	8	2,248
AmerisourceBergen, Cl A	16	2,335
Amgen	65	16,086
Baxter International	55	3,226
Becton Dickinson	35	8,551
Biogen *	16	3,441
Bio-Rad Laboratories, Cl A *	2	1,127
Bio-Techne	5	1,926
Boston Scientific *	178	7,307
Bristol-Myers Squibb	260	19,183
Cardinal Health	32	1,906
Catalent *	23	2,601
Centene *	73	6,787
Charles River Laboratories International *	7	1,754
Cigna	39	10,739
Cooper	7	2,289
CVS Health	161	15,404
Danaher	79	23,026

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
DaVita *	5	$421
DENTSPLY SIRONA	18	651
Dexcom *	44	3,612
Edwards Lifesciences *	77	7,742
Elevance Health	28	13,359
Eli Lilly	96	31,650
Gilead Sciences	155	9,261
HCA Healthcare	29	6,160
Henry Schein *	16	1,261
Hologic *	32	2,284
Humana	16	7,712
IDEXX Laboratories *	10	3,992
Illumina *	20	4,334
Incyte *	25	1,942
Intuitive Surgical *	44	10,127
IQVIA Holdings *	24	5,766
Johnson & Johnson	319	55,672
Laboratory Corp of America Holdings	12	3,146
McKesson	18	6,148
Medtronic	164	15,173
Merck	308	27,517
Mettler-Toledo International *	3	4,049
Moderna *	43	7,056
Molina Healthcare *	8	2,622
Organon	32	1,015
PerkinElmer	14	2,144
Pfizer	683	34,498
Quest Diagnostics	16	2,185
Regeneron Pharmaceuticals *	13	7,562
ResMed	16	3,848
STERIS	13	2,933
Stryker	42	9,020
Teleflex	4	962
Thermo Fisher Scientific	48	28,724
UnitedHealth Group	114	61,827
Universal Health Services, Cl B	7	787

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vertex Pharmaceuticals *	32	$8,973
Viatris, Cl W *	128	1,240
Waters *	7	2,548
West Pharmaceutical Services	9	3,092
Zimmer Biomet Holdings	27	2,981
Zoetis, Cl A	58	10,588
		606,935
Industrials — 8.1%
3M	70	10,027
A O Smith	16	1,012
Alaska Air Group *	16	709
Allegion	12	1,268
American Airlines Group *	66	905
AMETEK	28	3,458
Boeing *	69	10,992
Carrier Global	97	3,932
Caterpillar	65	12,886
CH Robinson Worldwide	16	1,771
Cintas	11	4,680
Copart *	27	3,459
CSX	269	8,697
Cummins	16	3,541
Deere	34	11,668
Delta Air Lines *	64	2,035
Dover	16	2,139
Eaton	50	7,420
Emerson Electric	74	6,665
Equifax	13	2,716
Expeditors International of Washington	16	1,700
Fastenal	64	3,287
FedEx	30	6,993
Fortive	47	3,029
Fortune Brands Home & Security	16	1,115
Generac Holdings *	7	1,878
General Dynamics	29	6,574

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
General Electric	136	$10,052
Honeywell International	83	15,974
Howmet Aerospace	48	1,782
Huntington Ingalls Industries	4	867
IDEX	7	1,461
Illinois Tool Works	32	6,648
Ingersoll Rand	48	2,391
Jacobs Engineering Group	16	2,197
JB Hunt Transport Services	8	1,466
Johnson Controls International	80	4,313
L3Harris Technologies	24	5,759
Leidos Holdings	16	1,712
Lockheed Martin	29	12,001
Masco	32	1,772
Nielsen Holdings	34	814
Nordson	5	1,155
Norfolk Southern	30	7,535
Northrop Grumman	18	8,620
Old Dominion Freight Line	12	3,642
Otis Worldwide	48	3,752
PACCAR	38	3,478
Parker-Hannifin	16	4,626
Pentair	16	782
Quanta Services	16	2,220
Raytheon Technologies	182	16,964
Republic Services, Cl A	27	3,744
Robert Half International	16	1,266
Rockwell Automation	14	3,574
Rollins	22	849
Snap-On	5	1,120
Southwest Airlines *	64	2,440
Stanley Black & Decker	16	1,557
Textron	29	1,904
Trane Technologies	30	4,410
TransDigm Group *	6	3,734
Union Pacific	77	17,502

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Airlines Holdings *	32	$1,176
United Parcel Service, Cl B	90	17,540
United Rentals *	9	2,904
Verisk Analytics, Cl A	20	3,805
Waste Management	47	7,734
Westinghouse Air Brake Technologies	24	2,243
WW Grainger	4	2,174
Xylem	16	1,473
		327,688
Information Technology — 28.9%
Accenture, Cl A	77	23,582
Adobe *	56	22,967
Advanced Micro Devices *	198	18,705
Akamai Technologies *	16	1,539
Amphenol, Cl A	75	5,785
Analog Devices	65	11,177
ANSYS *	10	2,790
Apple	1,852	300,968
Applied Materials	109	11,552
Arista Networks *	29	3,382
Autodesk *	24	5,192
Automatic Data Processing	51	12,297
Broadcom	50	26,774
Broadridge Financial Solutions	12	1,927
Cadence Design Systems *	32	5,955
CDW	16	2,904
Ceridian HCM Holding *	15	822
Cisco Systems	507	23,003
Citrix Systems	16	1,623
Cognizant Technology Solutions, Cl A	61	4,146
Corning	80	2,941
DXC Technology *	32	1,011
Enphase Energy *	16	4,547
EPAM Systems *	7	2,445
F5 *	7	1,171

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fidelity National Information Services	76	$7,764
Fiserv *	72	7,609
FleetCor Technologies *	9	1,981
Fortinet *	80	4,772
Gartner *	8	2,124
Global Payments	32	3,914
Hewlett Packard Enterprise	144	2,051
HP	128	4,274
Intel	500	18,155
International Business Machines	110	14,387
Intuit	35	15,966
Jack Henry & Associates	10	2,078
Juniper Networks	32	897
Keysight Technologies *	19	3,089
KLA	19	7,287
Lam Research	17	8,509
Mastercard, Cl A	104	36,794
Microchip Technology	64	4,407
Micron Technology	138	8,537
Microsoft	901	252,947
Monolithic Power Systems	6	2,788
Motorola Solutions	21	5,010
NetApp	27	1,926
NortonLifeLock	64	1,570
NVIDIA	304	55,215
ON Semiconductor *	56	3,740
Oracle	193	15,023
Paychex	40	5,131
Paycom Software *	6	1,983
PayPal Holdings *	143	12,374
PTC *	10	1,234
Qorvo *	11	1,145
QUALCOMM	137	19,873
Roper Technologies	13	5,677
Salesforce *	121	22,266
Seagate Technology Holdings	22	1,760

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	25	$11,166
Skyworks Solutions	16	1,742
SolarEdge Technologies *	5	1,801
Synopsys *	19	6,982
Teledyne Technologies *	6	2,348
Teradyne	16	1,614
Texas Instruments	113	20,215
Trimble *	32	2,222
Tyler Technologies *	4	1,596
VeriSign *	9	1,702
Visa, Cl A	200	42,422
Western Digital *	32	1,571
Zebra Technologies, Cl A *	5	1,788
		1,160,631
Materials — 2.2%
Air Products & Chemicals	28	6,950
Albemarle	14	3,420
Amcor	162	2,098
Avery Dennison	11	2,095
Ball	32	2,349
Celanese, Cl A	11	1,293
CF Industries Holdings	24	2,292
Corteva	80	4,604
Dow	91	4,842
DuPont de Nemours	60	3,674
Eastman Chemical	16	1,535
Ecolab	29	4,790
FMC	16	1,777
Freeport-McMoRan	180	5,679
International Flavors & Fragrances	32	3,970
International Paper	48	2,053
LyondellBasell Industries, Cl A	32	2,852
Martin Marietta Materials	8	2,817
Mosaic	36	1,896
Newmont	99	4,483

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor	32	$4,346
Packaging Corp of America	13	1,828
PPG Industries	30	3,879
Sealed Air	16	978
Sherwin-Williams	30	7,258
Vulcan Materials	16	2,645
Westrock	32	1,355
		87,758
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	16	2,653
American Tower ‡	57	15,437
AvalonBay Communities ‡	16	3,423
Boston Properties ‡	16	1,459
Camden Property Trust ‡	11	1,552
CBRE Group, Cl A *	42	3,596
Crown Castle ‡	54	9,756
Digital Realty Trust ‡	32	4,238
Duke Realty ‡	50	3,128
Equinix ‡	11	7,741
Equity Residential ‡	44	3,449
Essex Property Trust ‡	9	2,579
Extra Space Storage ‡	16	3,032
Federal Realty OP ‡	5	528
Healthpeak Properties ‡	64	1,768
Host Hotels & Resorts ‡	80	1,425
Iron Mountain ‡	32	1,552
Kimco Realty ‡	64	1,415
Mid-America Apartment Communities ‡	12	2,229
ProLogis ‡	91	12,063
Public Storage ‡	19	6,202
Realty Income ‡	75	5,549
Regency Centers ‡	16	1,031
SBA Communications, Cl A ‡	12	4,029
Simon Property Group ‡	42	4,563
UDR ‡	32	1,549

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ventas ‡	52	$2,797
VICI Properties ‡	123	4,205
Vornado Realty Trust ‡	16	486
Welltower ‡	57	4,921
Weyerhaeuser ‡	80	2,906
		121,261
Utilities — 3.1%
AES	70	1,555
Alliant Energy	32	1,950
Ameren	32	2,980
American Electric Power	64	6,308
American Water Works	19	2,953
Atmos Energy	16	1,942
CenterPoint Energy	64	2,028
CMS Energy	32	2,199
Consolidated Edison	39	3,872
Constellation Energy	35	2,314
Dominion Energy	101	8,280
DTE Energy	25	3,258
Duke Energy	95	10,443
Edison International	49	3,321
Entergy	26	2,993
Evergy	32	2,184
Eversource Energy	37	3,264
Exelon	110	5,114
FirstEnergy	64	2,630
NextEra Energy	240	20,278
NiSource	48	1,459
NRG Energy	32	1,208
Pinnacle West Capital	16	1,176
PPL	80	2,326
Public Service Enterprise Group	63	4,137
Sempra Energy	39	6,466
Southern	131	10,073
WEC Energy Group	40	4,152

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	64	$4,684
		125,547
TOTAL UNITED STATES		4,165,016
TOTAL COMMON STOCK
(Cost $4,425,417)		4,195,157

PURCHASED OPTIONS — 0.3%
TOTAL PURCHASED OPTIONS
(Cost $119,405)		$9,703
TOTAL INVESTMENTS — 104.7%
(Cost $4,544,822)		$4,204,860

WRITTEN OPTIONS— (4.8)%
TOTAL WRITTEN OPTIONS
(Premiums Received $(54,020))		$(192,967)

Percentages are based on Net Assets of $4,017,983.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index*	11	$379,500	$345.00	09/16/22	$1,018
S&P 500 Index*	9	3,123,000	3,470.00	09/16/22	8,685
Total Purchased Options		$3,502,500			$9,703

WRITTEN OPTIONS — (4.8)%
Call Options
Mini-SPX Index*	(11)	$(440,000)	400.00	09/16/22	$(22,462)
S&P 500 Index*	(9)	(3,618,000)	4,020.00	09/16/22	(170,505)
Total Written Options		$(4,058,000)			$(192,967)

Schedule of Investments (Unaudited)	July 31, 2022

Global X S&P 500® Collar 95-110 ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $4,195,157.

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,195,157	$—	$—	$4,195,157
Purchased Options	9,703	—	—	9,703
Total Investments in Securities	$4,204,860	$—	$—	$4,204,860

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(192,967)	$–	$–	$(192,967)
Total Other Financial Instruments	$(192,967)	$–	$–	$(192,967)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	9	$7,323
CHINA — 1.2%
Communication Services — 0.4%
Baidu ADR *	40	5,463
NetEase ADR	31	2,882
		8,345
Consumer Discretionary — 0.4%
JD.com ADR	90	5,355
Pinduoduo ADR *	82	4,019
		9,374
Information Technology — 0.4%
NXP Semiconductors	49	9,010
TOTAL CHINA		26,729
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	16	9,191
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	108	7,153
UNITED STATES — 97.4%
Communication Services — 15.6%
Activision Blizzard	143	11,433
Alphabet, Cl A *	660	76,771
Alphabet, Cl C *	700	81,648
Charter Communications, Cl A *	31	13,395
Comcast, Cl A	815	30,579
Electronic Arts	52	6,824
Match Group *	53	3,885
Meta Platforms, Cl A *	379	60,299
Netflix *	80	17,992
Sirius XM Holdings	732	4,890

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	229	$32,761
		340,477
Consumer Discretionary — 15.5%
Airbnb, Cl A *	71	7,880
Amazon.com *	1,123	151,549
Booking Holdings *	7	13,550
Dollar Tree *	42	6,945
eBay	99	4,814
Lucid Group *	310	5,658
Lululemon Athletica *	23	7,142
Marriott International, Cl A	61	9,688
O'Reilly Automotive *	12	8,443
Ross Stores	65	5,282
Starbucks	208	17,634
Tesla *	114	101,625
		340,210
Consumer Staples — 6.4%
Costco Wholesale	81	43,845
Keurig Dr Pepper	264	10,227
Kraft Heinz	228	8,397
Mondelez International, Cl A	253	16,202
Monster Beverage *	99	9,863
PepsiCo	252	44,090
Walgreens Boots Alliance	161	6,379
		139,003
Health Care — 5.7%
Align Technology *	15	4,214
Amgen	97	24,004
Biogen *	27	5,807
Dexcom *	73	5,992
Gilead Sciences	229	13,683
IDEXX Laboratories *	15	5,988
Illumina *	29	6,284
Intuitive Surgical *	66	15,191
Moderna *	74	12,143

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	20	$11,634
Seagen *	34	6,119
Vertex Pharmaceuticals *	46	12,899
		123,958
Industrials — 3.3%
Cintas	19	8,084
Copart *	44	5,637
CSX	397	12,835
Fastenal	100	5,136
Honeywell International	124	23,865
Old Dominion Freight Line	20	6,070
PACCAR	65	5,949
Verisk Analytics, Cl A	29	5,517
		73,093
Information Technology — 49.6%
Adobe *	86	35,270
Advanced Micro Devices *	295	27,869
Analog Devices	95	16,336
ANSYS *	16	4,464
Apple	1,788	290,568
Applied Materials	159	16,851
Atlassian, Cl A *	27	5,652
Autodesk *	40	8,653
Automatic Data Processing	76	18,325
Broadcom	75	40,161
Cadence Design Systems *	51	9,490
Cisco Systems	755	34,254
Cognizant Technology Solutions, Cl A	97	6,592
Crowdstrike Holdings, Cl A *	40	7,344
Datadog, Cl A *	53	5,406
DocuSign, Cl A *	33	2,111
Fiserv *	120	12,682
Fortinet *	150	8,947
Intel	745	27,051
Intuit	51	23,265

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	27	$10,356
Lam Research	25	12,513
Marvell Technology	158	8,797
Microchip Technology	103	7,093
Micron Technology	204	12,619
Microsoft	826	231,891
NVIDIA	388	70,472
Okta, Cl A *	26	2,560
Palo Alto Networks *	18	8,984
Paychex	67	8,595
PayPal Holdings *	210	18,171
QUALCOMM	204	29,592
Skyworks Solutions	27	2,940
Splunk *	27	2,806
Synopsys *	28	10,290
Texas Instruments	168	30,053
VeriSign *	20	3,783
Workday, Cl A *	37	5,739
Zoom Video Communications, Cl A *	47	4,881
Zscaler *	26	4,032
		1,087,458
Utilities — 1.3%
American Electric Power	96	9,462
Constellation Energy	56	3,701
Exelon	183	8,508
Xcel Energy	101	7,391
		29,062
TOTAL UNITED STATES		2,133,261
TOTAL COMMON STOCK
(Cost $2,576,541)		2,183,657

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.2%
TOTAL PURCHASED OPTIONS
(Cost $53,722)	$5,885
TOTAL INVESTMENTS — 99.9%
(Cost $2,630,263)	$2,189,542

Percentages are based on Net Assets of $2,190,659.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100*	1	$1,005,000	$10,050.00	09/16/22	$2,330
Nasdaq-100® Reduced-Value Index*	3	603,000	2,010.00	09/16/22	3,555
Total Purchased Options		$1,608,000			$5,885

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $2,183,657.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,183,657	$—	$—	$2,183,657
Purchased Options	5,885	—	—	5,885
Total Investments in Securities	$2,189,542	$—	$—	$2,189,542

Amounts designated as “—“ are $0 or have been rounded to $0

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Tail Risk ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 108.8%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	42	$34,176
CHINA — 1.3%
Communication Services — 0.4%
Baidu ADR *	180	24,582
NetEase ADR	163	15,156
		39,738
Consumer Discretionary — 0.5%
JD.com ADR	423	25,168
Pinduoduo ADR *	396	19,408
		44,576
Information Technology — 0.4%
NXP Semiconductors	220	40,454
TOTAL CHINA		124,768
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	72	41,360
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR	484	32,055
UNITED STATES — 106.3%
Communication Services — 16.9%
Activision Blizzard	659	52,687
Alphabet, Cl A *	3,080	358,266
Alphabet, Cl C *	3,216	375,114
Charter Communications, Cl A *	142	61,358
Comcast, Cl A	3,788	142,126
Electronic Arts	234	30,708
Match Group *	256	18,767
Meta Platforms, Cl A *	1,766	280,971
Netflix *	375	84,337
Sirius XM Holdings	3,520	23,514

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	1,062	$151,930
		1,579,778
Consumer Discretionary — 17.0%
Airbnb, Cl A *	320	35,514
Amazon.com *	5,223	704,844
Booking Holdings *	35	67,749
Dollar Tree *	188	31,088
eBay	465	22,613
Lucid Group *	1,394	25,440
Lululemon Athletica *	103	31,983
Marriott International, Cl A	275	43,675
O'Reilly Automotive *	55	38,697
Ross Stores	314	25,516
Starbucks	969	82,152
Tesla *	532	474,251
		1,583,522
Consumer Staples — 6.9%
Costco Wholesale	376	203,529
Keurig Dr Pepper	1,193	46,217
Kraft Heinz	1,028	37,861
Mondelez International, Cl A	1,169	74,863
Monster Beverage *	445	44,331
PepsiCo	1,172	205,053
Walgreens Boots Alliance	722	28,605
		640,459
Health Care — 6.2%
Align Technology *	71	19,949
Amgen	452	111,856
Biogen *	122	26,237
Dexcom *	350	28,728
Gilead Sciences	1,059	63,275
IDEXX Laboratories *	74	29,539
Illumina *	131	28,385
Intuitive Surgical *	303	69,742
Moderna *	335	54,970

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	91	$52,934
Seagen *	164	29,517
Vertex Pharmaceuticals *	216	60,569
		575,701
Industrials — 3.7%
Cintas	86	36,592
Copart *	212	27,157
CSX	1,832	59,229
Fastenal	515	26,450
Honeywell International	576	110,857
Old Dominion Freight Line	101	30,655
PACCAR	311	28,463
Verisk Analytics, Cl A	141	26,825
		346,228
Information Technology — 54.2%
Adobe *	400	164,048
Advanced Micro Devices *	1,371	129,518
Analog Devices	439	75,490
ANSYS *	77	21,482
Apple	8,303	1,349,321
Applied Materials	734	77,789
Atlassian, Cl A *	127	26,584
Autodesk *	182	39,370
Automatic Data Processing	353	85,115
Broadcom	346	185,276
Cadence Design Systems *	231	42,984
Cisco Systems	3,508	159,158
Cognizant Technology Solutions, Cl A	436	29,631
Crowdstrike Holdings, Cl A *	179	32,864
Datadog, Cl A *	254	25,911
DocuSign, Cl A *	178	11,388
Fiserv *	544	57,490
Fortinet *	675	40,264
Intel	3,463	125,742
Intuit	239	109,025

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	125	$47,942
Lam Research	117	58,560
Marvell Technology	713	39,700
Microchip Technology	464	31,951
Micron Technology	941	58,210
Microsoft	3,837	1,077,199
NVIDIA	1,809	328,569
Okta, Cl A *	134	13,192
Palo Alto Networks *	84	41,924
Paychex	303	38,869
PayPal Holdings *	978	84,626
QUALCOMM	949	137,662
Skyworks Solutions	142	15,461
Splunk *	144	14,963
Synopsys *	129	47,408
Texas Instruments	781	139,713
VeriSign *	98	18,538
Workday, Cl A *	178	27,608
Zoom Video Communications, Cl A *	225	23,369
Zscaler *	126	19,538
		5,053,452
Utilities — 1.4%
American Electric Power	432	42,578
Constellation Energy	292	19,301
Exelon	823	38,261
Xcel Energy	456	33,370
		133,510
TOTAL UNITED STATES		9,912,650
TOTAL COMMON STOCK
(Cost $12,510,637)		10,145,009

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.2%
TOTAL PURCHASED OPTIONS
(Cost $165,266)	$21,510
TOTAL INVESTMENTS — 109.0%
(Cost $12,675,903)	$10,166,519

WRITTEN OPTIONS— (9.1)%
TOTAL WRITTEN OPTIONS
(Premiums Received $(334,485))	$(847,680)

Percentages are based on Net Assets of $9,325,512.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100*	6	$6,795,000	$11,325.00	08/19/22	$11,160
Nasdaq-100® Reduced-Value Index*	9	2,034,000	2,260.00	08/19/22	10,350
Total Purchased Options		$8,829,000			$21,510

WRITTEN OPTIONS — (9.1)%
Call Options
Nasdaq-100*	(6)	$(7,155,000)	11,925.00	08/19/22	$(652,380)
Nasdaq-100® Reduced-Value Index*	(9)	(2,146,500)	2,385.00	08/19/22	(195,300)
Total Written Options		$(9,301,500)			$(847,680)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $10,145,009.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,145,009	$—	$—	$10,145,009
Purchased Options	21,510	—	—	21,510
Total Investments in Securities	$10,166,519	$—	$—	$10,166,519

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(847,680)	$–	$–	$(847,680)
Total Other Financial Instruments	$(847,680)	$–	$–	$(847,680)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 107.4%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	19	$15,460
CHINA — 1.3%
Communication Services — 0.4%
Baidu ADR *	81	11,062
NetEase ADR	67	6,230
		17,292
Consumer Discretionary — 0.5%
JD.com ADR	189	11,245
Pinduoduo ADR *	166	8,136
		19,381
Information Technology — 0.4%
NXP Semiconductors	98	18,020
TOTAL CHINA		54,693
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	32	18,382
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR	216	14,306
UNITED STATES — 104.9%
Communication Services — 16.8%
Activision Blizzard	293	23,425
Alphabet, Cl A *	1,360	158,195
Alphabet, Cl C *	1,420	165,629
Charter Communications, Cl A *	63	27,222
Comcast, Cl A	1,676	62,884
Electronic Arts	105	13,779
Match Group *	107	7,844
Meta Platforms, Cl A *	772	122,825
Netflix *	166	37,334
Sirius XM Holdings	1,470	9,820

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	470	$67,238
		696,195
Consumer Discretionary — 16.7%
Airbnb, Cl A *	143	15,870
Amazon.com *	2,292	309,306
Booking Holdings *	15	29,035
Dollar Tree *	84	13,890
eBay	209	10,164
Lucid Group *	623	11,370
Lululemon Athletica *	46	14,284
Marriott International, Cl A	122	19,376
O'Reilly Automotive *	24	16,886
Ross Stores	131	10,645
Starbucks	430	36,455
Tesla *	233	207,708
		694,989
Consumer Staples — 6.8%
Costco Wholesale	166	89,856
Keurig Dr Pepper	531	20,571
Kraft Heinz	458	16,868
Mondelez International, Cl A	518	33,173
Monster Beverage *	198	19,725
PepsiCo	518	90,629
Walgreens Boots Alliance	323	12,797
		283,619
Health Care — 6.1%
Align Technology *	29	8,148
Amgen	200	49,494
Biogen *	55	11,828
Dexcom *	147	12,066
Gilead Sciences	470	28,082
IDEXX Laboratories *	31	12,375
Illumina *	59	12,784
Intuitive Surgical *	134	30,843
Moderna *	149	24,449

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	40	$23,268
Seagen *	69	12,419
Vertex Pharmaceuticals *	96	26,919
		252,675
Industrials — 3.6%
Cintas	38	16,169
Copart *	89	11,401
CSX	814	26,317
Fastenal	215	11,042
Honeywell International	255	49,077
Old Dominion Freight Line	42	12,747
PACCAR	130	11,898
Verisk Analytics, Cl A	59	11,225
		149,876
Information Technology — 53.5%
Adobe *	177	72,591
Advanced Micro Devices *	607	57,343
Analog Devices	195	33,532
ANSYS *	32	8,928
Apple	3,649	592,999
Applied Materials	326	34,549
Atlassian, Cl A *	53	11,094
Autodesk *	81	17,522
Automatic Data Processing	156	37,615
Broadcom	153	81,928
Cadence Design Systems *	103	19,166
Cisco Systems	1,552	70,414
Cognizant Technology Solutions, Cl A	195	13,252
Crowdstrike Holdings, Cl A *	80	14,688
Datadog, Cl A *	106	10,813
DocuSign, Cl A *	74	4,735
Fiserv *	242	25,575
Fortinet *	300	17,895
Intel	1,533	55,663
Intuit	106	48,354

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	56	$21,478
Lam Research	52	26,027
Marvell Technology	318	17,706
Microchip Technology	207	14,254
Micron Technology	418	25,857
Microsoft	1,686	473,328
NVIDIA	791	143,669
Okta, Cl A *	56	5,513
Palo Alto Networks *	37	18,467
Paychex	135	17,318
PayPal Holdings *	434	37,554
QUALCOMM	420	60,925
Skyworks Solutions	60	6,533
Splunk *	60	6,235
Synopsys *	57	20,948
Texas Instruments	346	61,896
VeriSign *	41	7,756
Workday, Cl A *	74	11,477
Zoom Video Communications, Cl A *	94	9,763
Zscaler *	53	8,218
		2,223,578
Utilities — 1.4%
American Electric Power	192	18,923
Constellation Energy	122	8,064
Exelon	367	17,062
Xcel Energy	204	14,929
		58,978
TOTAL UNITED STATES		4,359,910
TOTAL COMMON STOCK
(Cost $5,048,561)		4,462,751

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.4%
TOTAL PURCHASED OPTIONS
(Cost $160,217)	$15,830
TOTAL INVESTMENTS — 107.8%
(Cost $5,208,778)	$4,478,581

WRITTEN OPTIONS— (7.8)%
TOTAL WRITTEN OPTIONS
(Premiums Received $(103,953))	$(325,430)

Percentages are based on Net Assets of $4,155,921.

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
Nasdaq-100*	2	$2,115,000	$10,575.00	09/16/22	$8,060
Nasdaq-100® Reduced-Value Index*	7	1,477,000	2,110.00	09/16/22	7,770
Total Purchased Options		$3,592,000			$15,830

WRITTEN OPTIONS — (7.8)%
Call Options
Nasdaq-100*	(2)	$(2,450,000)	12,250.00	09/16/22	$(190,820)
Nasdaq-100® Reduced-Value Index*	(7)	(1,715,000)	2,450.00	09/16/22	(134,610)
Total Written Options		$(4,165,000)			$(325,430)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2022 was $4,462,751.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,462,751	$—	$—	$4,462,751
Purchased Options	15,830	—	—	15,830
Total Investments in Securities	$4,478,581	$—	$—	$4,478,581

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(325,430)	$–	$–	$(325,430)
Total Other Financial Instruments	$(325,430)	$–	$–	$(325,430)

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-2200

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Global X Blockchain & Bitcoin Strategy ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUND — 49.4%
Global X Blockchain ETF†
(Cost $11,929,104)	622,080	$4,348,339

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bills
2.293%, 10/13/22(A)(B)	$1,000,000	995,331
1.002%, 08/11/22(A)	1,000,000	999,433
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,995,099)		1,994,764
TOTAL INVESTMENTS — 72.0%
(Cost $13,924,203)		$6,343,103

Percentages are based on Net Assets of $8,813,254.

A list of the futures contracts held by the Fund at July 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
CME BITCOIN FUTURE^	7	Aug-2022	$700,087	$842,886	$142,799
CME BITCOIN FUTURE^	30	Aug-2022	3,134,531	3,598,500	463,969
			$3,834,618	$4,441,386	$606,768

†	Affiliated investment.
^	Security is held by the Global X Bitcoin Strategy Subsidiary I, as of July 31, 2022.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on futures contracts.

CME — Chicago Mercantile Exchange
ETF — Exchange Traded Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$4,348,339	$—	$—	$4,348,339
U.S. Treasury Obligations	—	1,994,764	—	1,994,764
Total Investments in Securities	$4,348,339	$1,994,764	$—	$6,343,103

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$606,768	$–	$–	$606,768
Total Other Financial Instruments	$606,768	$–	$–	$606,768

* Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a summary of the transactions with affiliates for the period ended July 31, 2022:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain			Dividend
Value at 10/31/21	Cost	Sales	(Depreciation)	(Loss)	Value at 7/31/22	Shares	Income

Global X Blockchain ETF
$-	$11,929,104	$-	$(7,580,765)	$-	$4,348,339	622,080	$183,460

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

GLX-QH-010-0200